  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 1997
                                                               FILE NO. 2-69062
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-1A

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.

                     POST-EFFECTIVE AMENDMENT NO. 19

                                    AND/OR

                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 21
                       (CHECK APPROPRIATE BOX OR BOXES)

                               ----------------

                        MERRILL LYNCH SERIES FUND, INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

             P.O. BOX 9011                           08543-9011
         PRINCETON, NEW JERSEY                       (ZIP CODE)
    (ADDRESS OF PRINCIPAL EXECUTIVE
               OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (609) 282-2800

                                TERRY K. GLENN
                            800 SCUDDERS MILL ROAD
                         PLAINSBORO, NEW JERSEY 08536
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  COPIES TO:

       PHILIP L. KIRSTEIN, ESQ.             LEONARD B. MACKEY, JR., ESQ.
    MERRILL LYNCH ASSET MANAGEMENT                 ROGERS & WELLS
             P.O. BOX 9011                         200 PARK AVENUE
   PRINCETON, NEW JERSEY 08543-9011           NEW YORK, NEW YORK 10166

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

                     [X] immediately upon filing pursuant to paragraph (b)

                     [_] on date pursuant to paragraph (b)

                     [_] 60 days after filing pursuant to paragraph (a)

                     [_] on (date) pursuant to paragraph (a)(1)

                     [_] 75 days after filing pursuant to paragraph (a)(2)

                     [_] on (date) pursuant to paragraph (a)(2) of rule 485.

           IF APPROPRIATE, CHECK THE FOLLOWING BOX:

                     [_] this post-effective amendment designates a new
                       effective date for a previously filed post-effective amendment.

  THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE NOTICE REQUIRED BY SUCH RULE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON FEBRUARY 20, 1997.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

(Continued from previous page)

                        CALCULATION OF REGISTRATION FEE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                         PROPOSED
                                AMOUNT      PROPOSED     MAXIMUM
                              OF SHARES     MAXIMUM     AGGREGATE   AMOUNT OF
    TITLE OF SECURITIES         BEING    OFFERING PRICE  OFFERING  REGISTRATION
      BEING REGISTERED        REGISTERED   PER SHARE      PRICE*       FEE
-------------------------------------------------------------------------------
(1) Shares of Money Reserve
  Portfolio
  Common Stock, par value
  $0.10 per share..........   10,544,219     $1.00      $66,000.00
-------------------------------------------------------------------------------
(2) Shares of Intermediate
  Government Bond Portfolio
  Common Stock, par value
  $0.10 per share..........    683,641       $10.63     $65,991.04     $100
-------------------------------------------------------------------------------
(3) Shares of Long Term Cor-
  porate Bond Portfolio Com-
  mon Stock, par value $0.10
  per share................    173,853       $11.26     $65,994.86
-------------------------------------------------------------------------------
(4) Shares of Global Strat-
  egy Portfolio Common
  Stock, par value $0.10 per
  share....................    113,175       $15.96     $65,994.60
-------------------------------------------------------------------------------
(5) Shares of Balanced Port-
  folio Common Stock, par
  value $0.10 per share....    106,566       $13.32     $65,987.28

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* Calculated as of April 21, 1997.

(1) The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of Money Reserve Portfolio Common Stock redeemed or repurchased during Registrant's previous fiscal year was 236,339,489 shares. Of such amount 225,861,270 shares have been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under the Investment Company Act of 1940 in previous filings during Registrant's current fiscal year. 10,478,219 shares of Money Reserve Portfolio Common Stock redeemed during Registrant's previous fiscal year are being used for the reduction of the registration fee in this post-effective amendment.

(2) The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of Intermediate Government Bond Portfolio Common Stock redeemed or repurchased during Registrant's previous fiscal year was 3,214,088 shares. Of such amount, 2,536,655 shares have been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under the Investment Company Act of 1940 in previous filings during Registrant's current fiscal year. 677,433 shares of Intermediate Government Bond Common Stock redeemed during Registrant's previous fiscal year are being used for the reduction of the registration fee in this post-effective amendment.

(3) The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of Long Term Corporate Bond Portfolio Common Stock redeemed or repurchased during Registrant's previous fiscal year was 1,689,020 shares. Of such amount, 1,521,028 shares have been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under the Investment Company Act of 1940 in previous filings during Registrant's current fiscal year. 167,992 shares of Long Term Corporate Bond Corporate Bond Portfolio Common Stock redeemed during Registrant's previous fiscal year are being used for reduction of the registration fee in this post-effective amendment.

(4) The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of Global Strategy Portfolio Common Stock redeemed or repurchased during Registrant's previous fiscal year was 2,401,439 shares. Of such amount, 2,292,399 shares have been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under the Investment Company Act of 1940 in previous filings during Registrant's current fiscal year. 109,040 shares of Global Strategy Portfolio Common Stock redeemed during Registrant's previous fiscal year are being used for the reduction of the registration fee in this post-effective amendment.

(5) The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of Balanced Portfolio Common Stock redeemed or repurchased during Registrant's previous fiscal year was 1,336,006 shares. Of such amount, 1,234,394 shares have been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under the Investment Company Act of 1940 in previous filings during Registrant's current fiscal year. 101,612 shares of Balanced Portfolio Common Stock redeemed during Registrant's previous fiscal year are being used for the reduction of the registration fee in this post-effective amendment.

                        MERRILL LYNCH SERIES FUND, INC.

                             CROSS REFERENCE SHEET

   FORM
 N-1A ITEM                                              LOCATION
 ---------                                              --------
 PART A
     1.    Cover Page..............   Cover Page
     2.    Fee Table/Synopsis......                        *
     3.    Financial Highlights....   Financial Highlights; Performance Data
     4.    General Description of
            Registrant.............   Investment Objectives and Policies of the
                                       Portfolios; Additional Information
     5.    Management of the Fund..   Investment Adviser; Directors; Portfolio
                                       Transactions and Brokerage; Additional
                                       Information
    5A.    Management's Discussion
            of Fund Performance....                        *
     6.    Capital Stock and Other
            Securities.............   Cover Page; Dividends, Distributions
                                       and Taxes; Additional Information
     7.    Purchase of Securities
            Being Offered..........   Purchase of Shares; Additional
                                       Information
     8.    Redemption or
            Repurchase.............   Redemption of Shares
     9.    Pending Legal
            Proceedings............                        *
 PART B
    10.    Cover Page..............   Cover Page
    11.    Table of Contents.......   Table of Contents
    12.    General Information and
            History................   Additional Information
    13.    Investment Objectives
            and Policies...........   Investment Objectives and Policies;
                                       Investment Restrictions; Portfolio
                                       Transactions and Brokerage
    14.    Management of the Fund..   Management of the Fund
    15.    Control Persons and
            Principal Holders of
            Securities.............   Management of the Fund; Additional
                                       Information
    16.    Investment Advisory and
            Other Services.........   Management of the Fund; Investment
                                       Advisory Arrangements
    17.    Brokerage Allocation and
            Other Practices........   Portfolio Transactions and Brokerage
    18.    Capital Stock and Other
            Securities.............                        *
    19.    Purchase, Redemption and
            Pricing of Securities
            Being Offered..........   Determination of Net Asset Value; Redemption
                                       of Shares
    20.    Tax Status..............   Dividends, Distributions and Taxes
    21.    Underwriters............   Distribution Arrangements
    22.    Calculation of
            Performance Data.......   Performance Data
    23.    Financial Statements....   Financial Statements

 PART C

  Information required to be included in Part C is set forth under the appro-priate Item, so numbered in Part C to this Registration Statement.
--------
* Item inapplicable or answer negative.

PROSPECTUS

APRIL 25, 1997

                        MERRILL LYNCH SERIES FUND, INC.
  P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 . PHONE NO. (609) 282-2800

  Merrill Lynch Series Fund, Inc. (the "Fund") is an open-end management in-vestment company which is intended to meet a wide range of investment objec-tives with its ten separate portfolios (hereinafter referred to as the "Port-folios" or individually as a "Portfolio"). Each Portfolio is in effect a sepa-rate fund issuing its own shares. The shares of the Fund are sold only to sep-arate accounts (the "Separate Accounts") of the Merrill Lynch Insurance Compa-nies, as defined below, and Monarch Life Insurance Company's Variable Account A (collectively, the "Accounts") to fund the benefits under Variable Life In-surance Policies (the "Policies") issued by Merrill Lynch Life Insurance Com-pany and ML Life Insurance Company of New York, indirect wholly owned subsidi-aries of Merrill Lynch & Co., Inc. (collectively, the "Merrill Lynch Insurance Companies"), and Monarch Life Insurance Company ("Monarch" and, together with the Merrill Lynch Insurance Companies, the "Insurance Companies"). The Ac-counts invest in shares of the Fund in accordance with allocation instructions received from Policyowners. Such allocation rights are further described in the accompanying Prospectus for the Policies. The Insurance Companies redeem shares to the extent necessary to provide benefits under the Policies. The in-vestment objectives and certain investment policies of the Portfolios are sum-marized as follows:

    Money Reserve Portfolio. Preservation of capital, liquidity and the high-est possible current income consistent with the foregoing objectives by in-vesting in short-term money market securities.

    Intermediate Government Bond Portfolio. Highest possible current income consistent with the protection of capital afforded by investing in interme-diate-term debt securities issued or guaranteed by the United States Gov-ernment or its agencies.

    Long Term Corporate Bond Portfolio. As high a level of current income as is consistent with prudent investment risk by investing primarily in fixed-income, high quality corporate bonds.

    High Yield Portfolio. High current income, consistent with prudent in-vestment management, by investing principally in fixed-income securities rated in the lower categories of the established rating services.

    Capital Stock Portfolio. Long-term growth of capital and income, plus moderate current income, principally by investing in common stocks which are considered to be of good or improving quality or which are thought to be undervalued based on criteria such as historical price/book value ratios and price/earnings ratios.

    Growth Stock Portfolio. Above average long-term growth of capital by in-vesting primarily in common stocks of aggressive growth companies that are considered to have special investment value.

    Multiple Strategy Portfolio. Highest total investment return consistent with prudent risk through a fully managed investment policy utilizing eq-uity securities, primarily common stocks of large-capitalization companies, as well as investment grade intermediate- and long-term debt securities and money market securities.

    Natural Resources Portfolio. Long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natu-ral resource assets.

    Global Strategy Portfolio. High total investment return by investing pri-marily in a portfolio of equity and fixed income securities of U.S. and foreign issuers.

    Balanced Portfolio. A level of current income and a degree of stability of principal not normally available from an investment solely in equity se-curities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by invest-ing in a balanced portfolio of fixed income and equity securities.

There can be no assurance that the objectives of any Portfolio will be real-ized. See "Investment Objectives and Policies of the Portfolios," page 13. THE MONEY RESERVE PORTFOLIO ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO. AN IN-VESTMENT IN THE MONEY RESERVE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE HIGH YIELD PORTFOLIO INVESTS IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS--HIGH YIELD PORTFOLIO--RISK FAC-TORS."

                                ---------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CON-TRARY IS A CRIMINAL OFFENSE.

                                ---------------

              MERRILL LYNCH ASSET MANAGEMENT--INVESTMENT ADVISER
              MERRILL LYNCH FUNDS DISTRIBUTOR, INC.--DISTRIBUTOR

This Prospectus sets forth in concise form the information about the Fund that a prospective investor should know before investing in the Fund. Investors should read and retain this Prospectus for future reference. A statement con-taining additional information about the Fund has been filed with the Securi-ties and Exchange Commission in a Statement of Additional Information, dated April 25, 1997, and is available upon request and without charge, by calling or writing the Fund at the address and telephone number set forth above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                                ---------------

                        MERRILL LYNCH SERIES FUND, INC.

                               ----------------

                                  PROSPECTUS

                               ----------------

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRE-SENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER IN-FORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE INVESTMENT ADVISER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAW-FULLY BE MADE.

                               ----------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Financial Highlights.......................................................   3
The Insurance Companies....................................................  13
Money Reserve Portfolio Yield Information..................................  13
Investment Objectives and Policies of the Portfolios.......................  13
Directors..................................................................  27
Investment Adviser.........................................................  27
Portfolio Transactions and Brokerage.......................................  28
Purchase of Shares.........................................................  29
Redemption of Shares.......................................................  29
Dividends, Distributions and Taxes.........................................  29
Performance Data...........................................................  30
Additional Information.....................................................  31
Appendix A: Money Market Securities........................................  33
Appendix B: Description of Corporate Bond Ratings..........................  35

                             FINANCIAL HIGHLIGHTS

  The financial information in the table below has been audited in conjunction with the annual audits of the financial statements of the Fund by Deloitte & Touche LLP, Independent Auditors. Financial statements for the fiscal year ended December 31, 1996 and the Independent Auditors' report thereon are in-cluded in the Statement of Additional Information.

  Further information about the Fund's performance is contained in the Fund's Annual Report, which can be obtained, without charge, upon request.

The following per share data and ratios have been derived from information provided in the Fund's audited financial statements:

                                                       BALANCED PORTFOLIO
                          -------------------------------------------------------------------------------------
                                                                                                     FOR THE
                                                                                                      PERIOD
                                                                                                      MAY 1,
                                          FOR THE YEAR ENDED DECEMBER 31,                            1988+ TO
                          -----------------------------------------------------------------------  DECEMBER 31,
                           1996     1995     1994      1993     1992     1991     1990     1989        1988
                          -------  -------  -------   -------  -------  -------  -------  -------  ------------
 INCREASE (DECREASE) IN
  NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period....  $ 14.86  $ 13.27  $ 14.62   $ 13.70  $ 13.29  $ 11.78  $ 12.25  $ 10.59     $10.00
                          -------  -------  -------   -------  -------  -------  -------  -------     ------
Investment income--net..      .54      .60      .61       .50      .47      .60      .64      .48        .26
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency transactions--
 net....................      .83     2.07    (1.21)     1.35      .38     1.77     (.47)    1.66        .33
                          -------  -------  -------   -------  -------  -------  -------  -------     ------
Total from investment
 operations.............     1.37     2.67     (.60)     1.85      .85     2.37      .17     2.14        .59
                          -------  -------  -------   -------  -------  -------  -------  -------     ------
LESS DIVIDENDS AND
 DISTRIBUTIONS:
 Investment income--net.     (.57)    (.62)    (.53)     (.75)    (.26)    (.68)    (.56)    (.48)       --
 Realized gain on
  investments--net......     (.30)    (.46)    (.22)     (.18)    (.18)    (.18)    (.08)     --         --
                          -------  -------  -------   -------  -------  -------  -------  -------     ------
Total dividends and
 distributions..........     (.87)   (1.08)    (.75)     (.93)    (.44)    (.86)    (.64)    (.48)       --
                          -------  -------  -------   -------  -------  -------  -------  -------     ------
Net asset value, end of
 period.................  $ 15.36  $ 14.86  $ 13.27   $ 14.62  $ 13.70  $ 13.29  $ 11.78  $ 12.25     $10.59
                          =======  =======  =======   =======  =======  =======  =======  =======     ======
TOTAL INVESTMENT
 RETURN:**
Based on net asset value
 per share..............     9.76%   21.59%   (4.28)%   14.31%    6.67%   20.95%    1.57%   20.75%      5.90%#
                          =======  =======  =======   =======  =======  =======  =======  =======     ======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursement..........      .39%     .38%     .40%      .43%     .48%     .50%     .50%     .50%       .50%*
                          =======  =======  =======   =======  =======  =======  =======  =======     ======
Expenses................      .39%     .38%     .40%      .43%     .48%     .50%     .50%     .66%       .70%*
                          =======  =======  =======   =======  =======  =======  =======  =======     ======
Investment income--net..     3.63%    4.47%    4.28%     3.72%    4.40%    4.91%    5.56%    5.58%      5.62%*
                          =======  =======  =======   =======  =======  =======  =======  =======     ======
SUPPLEMENTAL DATA:
Net assets, end of
 period
 (in thousands).........  $98,853  $97,181  $75,893   $88,018  $56,080  $38,128  $29,065  $27,936     $5,530
                          =======  =======  =======   =======  =======  =======  =======  =======     ======
Portfolio turnover......   234.79%   32.92%   46.94%    25.38%   33.15%   58.77%   26.84%   48.43%     42.49%
                          =======  =======  =======   =======  =======  =======  =======  =======     ======
Average commission rate
 paid##.................  $ .0611      --       --        --       --       --       --       --         --
                          =======  =======  =======   =======  =======  =======  =======  =======     ======

--------
 * Annualized.
** Total investment returns exclude insurance-related fees and expenses.
 + Commencement of operations.
 # Aggregate total investment return.

## For fiscal years beginning on or after September 1, 1995, the Fund is re-quired to disclose its average commission rate per share for purchases and sales of equity securities.

                                                          CAPITAL STOCK PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDED DECEMBER 31,
                          --------------------------------------------------------------------------------------------------
                           1996+      1995      1994       1993      1992      1991      1990      1989     1988      1987
                          --------  --------  --------   --------  --------  --------  --------  --------  -------  --------
INCREASE (DECREASE) IN
 NET
 ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, begin-
 ning of year...........  $  23.88  $  21.64  $  25.73   $  23.22  $  23.39  $  19.65  $  20.19  $  16.07  $ 16.27  $  18.18
                          --------  --------  --------   --------  --------  --------  --------  --------  -------  --------
Investment income--net..       .46       .41       .29        .33       .39       .45       .54       .61      .55       .55
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency
 transactions--net......      2.86      3.70     (1.50)      3.41       .16      4.97      (.44)     4.16     1.43      (.79)
                          --------  --------  --------   --------  --------  --------  --------  --------  -------  --------
Total from investment
 operations.............      3.32      4.11     (1.21)      3.74       .55      5.42       .10      4.77     1.98      (.24)
                          --------  --------  --------   --------  --------  --------  --------  --------  -------  --------
LESS DIVIDENDS AND DIS-
 TRIBUTIONS:
 Investment income--net.      (.47)     (.34)     (.28)      (.59)     (.20)     (.54)     (.52)     (.65)    (.58)     (.48)
 Realized gain on in-
  vestments--net........     (3.48)    (1.53)    (2.60)      (.64)     (.52)    (1.14)     (.12)      --     (1.60)    (1.19)
                          --------  --------  --------   --------  --------  --------  --------  --------  -------  --------
Total dividends and dis-
 tributions.............     (3.95)    (1.87)    (2.88)     (1.23)     (.72)    (1.68)     (.64)     (.65)   (2.18)    (1.67)
                          --------  --------  --------   --------  --------  --------  --------  --------  -------  --------
Net asset value, end of
 year...................  $  23.25  $  23.88  $  21.64   $  25.73  $  23.22  $  23.39  $  19.65  $  20.19  $ 16.07  $  16.27
                          ========  ========  ========   ========  ========  ========  ========  ========  =======  ========
TOTAL INVESTMENT RE-
 TURN:*
Based on net asset value
 per share..............     16.54%    20.73%    (5.12)%    17.01%     2.47%    29.05%      .61%    30.20%   13.13%    (2.65)%
                          ========  ========  ========   ========  ========  ========  ========  ========  =======  ========
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of reim-
 bursement..............       .40%      .41%      .39%       .38%      .41%      .40%      .40%      .41%     .40%      .38%
                          ========  ========  ========   ========  ========  ========  ========  ========  =======  ========
Expenses................       .40%      .41%      .39%       .38%      .41%      .40%      .40%      .41%     .40%      .38%
                          ========  ========  ========   ========  ========  ========  ========  ========  =======  ========
Investment income--net..      2.11%     1.98%     1.32%      1.43%     1.89%     2.27%     2.66%     3.45%    3.31%     3.16%
                          ========  ========  ========   ========  ========  ========  ========  ========  =======  ========
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $289,696  $252,957  $206,647   $223,971  $202,417  $177,604  $128,511  $137,705  $99,203  $118,984
                          ========  ========  ========   ========  ========  ========  ========  ========  =======  ========
Portfolio turnover......     74.30%   130.54%    71.19%    100.12%    74.89%    63.90%    61.76%    55.41%   32.85%    47.39%
                          ========  ========  ========   ========  ========  ========  ========  ========  =======  ========
Average commission rate
 paid++.................  $  .0264       --        --         --        --        --        --        --       --        --
                          ========  ========  ========   ========  ========  ========  ========  ========  =======  ========

-------
 * Total investment returns exclude insurance-related fees and expenses.

 + Based on average shares outstanding during the year.

++ For fiscal years beginning on or after September 1, 1995, the Fund is re-quired to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes com-missions paid in foreign currencies, which have been converted into U.S. dol-lars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                                                          GLOBAL STRATEGY PORTFOLIO
                          ---------------------------------------------------------------------------------------------------
                                                                                                               PERIOD JULY 1,
                                               FOR THE YEAR ENDED DECEMBER 31,                                    1987+ TO
                          -----------------------------------------------------------------------------------   DECEMBER 31,
                           1996++    1995++     1994       1993     1992     1991     1990     1989     1988        1987
                          --------  --------  --------   --------  -------  -------  -------  -------  ------  --------------
 INCREASE (DECREASE) IN
  NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period....  $  15.25  $  14.54  $  15.42   $  13.23  $ 13.16  $ 12.00  $ 11.68  $ 10.41  $ 9.55     $ 10.00
                          --------  --------  --------   --------  -------  -------  -------  -------  ------     -------
Investment income--net..       .47       .52       .47        .36      .39      .41      .82      .38     .52         .12
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency transactions--
 net....................      1.56       .94      (.71)      2.61     (.01)    1.60     (.14)    1.41     .65        (.57)
                          --------  --------  --------   --------  -------  -------  -------  -------  ------     -------
Total from investment
 operations.............      2.03      1.46      (.24)      2.97      .38     2.01      .68     1.79    1.17        (.45)
                          --------  --------  --------   --------  -------  -------  -------  -------  ------     -------
LESS DIVIDENDS AND
 DISTRIBUTIONS:
 Investment income--net.      (.39)     (.55)     (.41)      (.60)    (.17)    (.85)    (.36)    (.52)   (.31)        --
 Realized gain on
  investments--net......      (.09)     (.20)     (.23)      (.18)    (.14)     --       --       --      --          --
                          --------  --------  --------   --------  -------  -------  -------  -------  ------     -------
Total dividends and
 distributions..........      (.48)     (.75)     (.64)      (.78)    (.31)    (.85)    (.36)    (.52)   (.31)        --
                          --------  --------  --------   --------  -------  -------  -------  -------  ------     -------
Net asset value, end of
 period.................  $  16.80  $  15.25  $  14.54   $  15.42  $ 13.23  $ 13.16  $ 12.00  $ 11.68  $10.41     $  9.55
                          ========  ========  ========   ========  =======  =======  =======  =======  ======     =======
TOTAL INVESTMENT
 RETURN:**
Based on net asset value
 per share..............     13.78%    10.44%    (1.62)%    23.73%    3.00%   17.50%    6.01%   17.76%  12.50%      (4.50)%#
                          ========  ========  ========   ========  =======  =======  =======  =======  ======     =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursement..........       .42%      .44%      .48%       .45%     .50%     .50%     .50%     .50%    .50%        .50%*
                          ========  ========  ========   ========  =======  =======  =======  =======  ======     =======
Expenses................       .42%      .44%      .48%       .46%     .54%     .60%     .61%     .75%    .61%        .81%*
                          ========  ========  ========   ========  =======  =======  =======  =======  ======     =======
Investment income--net..      3.02%     3.59%     3.22%      3.27%    3.84%    3.86%    8.03%    4.07%   4.90%       3.80%*
                          ========  ========  ========   ========  =======  =======  =======  =======  ======     =======
SUPPLEMENTAL DATA:
Net assets, end of
 period (in thousands)    $232,530  $212,683  $223,493   $182,672  $52,599  $29,893  $22,087  $13,215  $9,176     $10,596
                          ========  ========  ========   ========  =======  =======  =======  =======  ======     =======
Portfolio turnover......    160.89%    26.81%    27.31%     30.53%   43.56%   93.85%  104.19%   80.25% 131.22%      24.81%
                          ========  ========  ========   ========  =======  =======  =======  =======  ======     =======
Average commission rate
 paid##.................  $  .0160       --        --         --       --       --       --       --      --          --
                          ========  ========  ========   ========  =======  =======  =======  =======  ======     =======

-------
 *Annualized.
**Total investment returns exclude insurance-related fees and expenses.
 +Commencement of operations.

++Based on average shares outstanding during the year.
 #Aggregate total investment return.

## For fiscal years beginning on or after September 1, 1995, the Fund is re-quired to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes com-missions paid in foreign currencies, which have been converted into U.S. dol-lars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                                                         GROWTH STOCK PORTFOLIO
                          ------------------------------------------------------------------------------------------------
                                                     FOR THE YEAR ENDED DECEMBER 31,
                          ------------------------------------------------------------------------------------------------
                            1996      1995      1994       1993      1992      1991     1990      1989     1988     1987
                          --------  --------  --------   --------  --------  --------  -------   -------  -------  -------
INCREASE (DECREASE) IN
 NET
 ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, begin-
 ning of year...........  $  24.06  $  19.20  $  24.65   $  23.98  $  23.31  $  16.28  $ 18.95   $ 15.57  $ 14.05  $ 16.19
                          --------  --------  --------   --------  --------  --------  -------   -------  -------  -------
Investment income--net..       .32       .15       .31        .32       .26       .25      .29       .30      .19      .14
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency
 transactions--net......      4.24      6.13     (1.81)      1.63       .53      7.06    (2.63)     3.30     1.51    (1.10)
                          --------  --------  --------   --------  --------  --------  -------   -------  -------  -------
Total from investment
 operations.............      4.56      6.28     (1.50)      1.95       .79      7.31    (2.34)     3.60     1.70     (.96)
                          --------  --------  --------   --------  --------  --------  -------   -------  -------  -------
LESS DIVIDENDS AND DIS-
 TRIBUTIONS:
 Investment income--net.      (.24)     (.23)     (.30)      (.41)     (.12)     (.28)    (.33)     (.22)    (.18)    (.18)
 Realized gain on in-
  vestments--net........      (.59)    (1.19)    (3.65)      (.87)      --        --       --        --       --     (1.00)
                          --------  --------  --------   --------  --------  --------  -------   -------  -------  -------
Total dividends and dis-
 tributions.............      (.83)    (1.42)    (3.95)     (1.28)     (.12)     (.28)    (.33)     (.22)    (.18)   (1.18)
                          --------  --------  --------   --------  --------  --------  -------   -------  -------  -------
Net asset value, end of
 year...................  $  27.79  $  24.06  $  19.20   $  24.65  $  23.98  $  23.31  $ 16.28   $ 18.95  $ 15.57  $ 14.05
                          ========  ========  ========   ========  ========  ========  =======   =======  =======  =======
TOTAL INVESTMENT RE-
 TURN:*
Based on net asset value
 per share..............     19.57%    35.35%    (6.93)%     8.63%     3.40%    45.31%  (12.41)%   23.20%   12.13%   (7.52)%
                          ========  ========  ========   ========  ========  ========  =======   =======  =======  =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses................       .38%      .38%      .40%       .38%      .42%      .42%     .43%      .42%     .40%     .40%
                          ========  ========  ========   ========  ========  ========  =======   =======  =======  =======
Investment income--net..      1.25%      .82%     1.53%      1.35%     1.32%     1.56%    1.43%     1.69%    1.19%     .92%
                          ========  ========  ========   ========  ========  ========  =======   =======  =======  =======
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $240,666  $184,152  $101,702   $122,836  $139,062  $113,715  $52,086   $79,109  $64,549  $68,027
                          ========  ========  ========   ========  ========  ========  =======   =======  =======  =======
Portfolio turnover......     78.04%    87.66%   102.96%    160.29%    87.25%    60.48%   94.54%    78.87%   82.05%   99.09%
                          ========  ========  ========   ========  ========  ========  =======   =======  =======  =======
Average commission rate
 paid**.................  $  .0625       --        --         --        --        --       --        --       --       --
                          ========  ========  ========   ========  ========  ========  =======   =======  =======  =======

-------
 * Total investment returns exclude insurance-related fees and expenses.

** For fiscal years beginning on or after September 1, 1995, the Fund is re-quired to disclose its average commission rate per share for purchases and sales of equity securities.

                                                        HIGH YIELD PORTFOLIO
                          --------------------------------------------------------------------------------------------
                                                   FOR THE YEAR ENDED DECEMBER 31,
                          --------------------------------------------------------------------------------------------
                           1996+     1995+     1994      1993     1992     1991     1990      1989     1988     1987
                          --------  --------  -------   -------  -------  -------  -------   -------  -------  -------
 INCREASE (DECREASE) IN
  NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year......  $   8.99  $   8.53  $  9.68   $  9.10  $  8.44  $  6.98  $  8.92   $  9.66  $  9.40  $ 10.06
                          --------  --------  -------   -------  -------  -------  -------   -------  -------  -------
Investment income--net..       .89       .93     1.00       .94     1.03     1.02     1.24      1.20     1.16     1.14
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency transactions--
 net....................       .16       .46    (1.17)      .62      .64     1.47    (1.94)     (.73)     .15     (.66)
                          --------  --------  -------   -------  -------  -------  -------   -------  -------  -------
Total from investment
 operations.............      1.05      1.39     (.17)     1.56     1.67     2.49     (.70)      .47     1.31      .48
                          --------  --------  -------   -------  -------  -------  -------   -------  -------  -------
Less dividends:
 Investment income--net.      (.89)     (.93)    (.98)     (.98)   (1.01)   (1.03)   (1.24)    (1.21)   (1.05)   (1.14)
                          --------  --------  -------   -------  -------  -------  -------   -------  -------  -------
Net asset value, end of
 year...................  $   9.15  $   8.99  $  8.53   $  9.68  $  9.10  $  8.44  $  6.98   $  8.92  $  9.66  $  9.40
                          ========  ========  =======   =======  =======  =======  =======   =======  =======  =======
TOTAL INVESTMENT
 RETURN:*
Based on net asset value
 per share..............     12.32%    17.12%   (1.88)%   18.11%   20.63%   37.77%   (8.83)%    5.08%   14.53%    4.68%
                          ========  ========  =======   =======  =======  =======  =======   =======  =======  =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses................       .39%      .38%     .41%      .43%     .44%     .46%     .45%      .44%     .41%     .42%
                          ========  ========  =======   =======  =======  =======  =======   =======  =======  =======
Investment income--net..      9.77%    10.25%   10.88%    10.17%   11.45%   12.74%   14.93%    12.64%   12.10%   11.45%
                          ========  ========  =======   =======  =======  =======  =======   =======  =======  =======
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $123,643  $107,378  $82,421   $94,739  $68,034  $51,072  $34,673   $58,910  $78,343  $54,173
                          ========  ========  =======   =======  =======  =======  =======   =======  =======  =======
Portfolio turnover......     50.48%    63.39%   63.43%    73.01%   83.95%   76.34%   31.01%    70.43%   38.95%   49.43%
                          ========  ========  =======   =======  =======  =======  =======   =======  =======  =======

-------

* Total investment returns exclude insurance-related fees and expenses.

+ Based on average shares outstanding during the year.

                                                   INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                          ---------------------------------------------------------------------------------------------------
                                                       FOR THE YEAR ENDED DECEMBER 31,
                          ---------------------------------------------------------------------------------------------------
                           1996+     1995+     1994+       1993      1992      1991      1990      1989      1988      1987
                          --------  --------  --------   --------  --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year......  $  11.41  $  10.32  $  12.02   $  11.75  $  11.79  $  11.04  $  11.02  $  10.58  $  10.78  $  11.67
                          --------  --------  --------   --------  --------  --------  --------  --------  --------  --------
Investment income net...       .76       .78       .75        .83       .83       .86       .92       .92       .88       .87
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency transactions--
 net....................      (.49)     1.10     (1.30)       .50      (.04)      .76       .01       .44      (.27)     (.72)
                          --------  --------  --------   --------  --------  --------  --------  --------  --------  --------
Total from investment
 operations.............       .27      1.88      (.55)      1.33       .79      1.62       .93      1.36       .61       .15
                          --------  --------  --------   --------  --------  --------  --------  --------  --------  --------
LESS DIVIDENDS AND
 DISTRIBUTIONS:
 Investment income--net.      (.75)     (.79)     (.75)      (.84)     (.83)     (.87)     (.91)     (.92)     (.81)     (.87)
 Realized gain on
  investments--net......       --        --       (.39)      (.22)      --        --        --        --        --       (.17)
 In excess of realized
  gain on investments--
  net...................       --        --       (.01)       --        --        --        --        --        --        --
                          --------  --------  --------   --------  --------  --------  --------  --------  --------  --------
Total dividends and
 distributions..........      (.75)     (.79)    (1.15)     (1.06)     (.83)     (.87)     (.91)     (.92)     (.81)    (1.04)
                          --------  --------  --------   --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 year...................  $  10.93  $  11.41  $  10.32   $  12.02  $  11.75  $  11.79  $  11.04  $  11.02  $  10.58  $  10.78
                          ========  ========  ========   ========  ========  ========  ========  ========  ========  ========
TOTAL INVESTMENT
 RETURN:*
Based on net asset value
 per share..............      2.61%    18.87%    (4.78%)    11.20%     7.03%    15.57%     8.98%    13.46%     5.76%     1.49%
                          ========  ========  ========   ========  ========  ========  ========  ========  ========  ========
RATIOS TO AVERAGE NET
 ASSETS:
Expenses................       .38%      .38%      .37%       .36%      .40%      .39%      .40%      .41%      .40%      .39%
                          ========  ========  ========   ========  ========  ========  ========  ========  ========  ========
Investment income--net..      6.85%     7.22%     6.89%      6.42%     7.03%     7.82%     8.50%     8.53%     8.21%     7.89%
                          ========  ========  ========   ========  ========  ========  ========  ========  ========  ========
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $221,863  $239,340  $218,611   $284,495  $269,254  $261,434  $231,672  $224,531  $194,568  $145,525
                          ========  ========  ========   ========  ========  ========  ========  ========  ========  ========
Portfolio turnover......     29.35%    57.38%   140.55%    113.61%    80.54%   138.41%   129.98%   227.15%   258.98%   256.36%
                          ========  ========  ========   ========  ========  ========  ========  ========  ========  ========

-------
* Total investment returns exclude insurance-related fees and expenses.

+ Based on average shares outstanding during the period.

                                                     LONG TERM CORPORATE BOND PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDED DECEMBER 31,
                          --------------------------------------------------------------------------------------------------
                           1996+     1995+     1994+       1993      1992      1991      1990      1989      1988     1987
                          --------  --------  --------   --------  --------  --------  --------  --------  --------  -------
INCREASE (DECREASE) IN
 NET
 ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, begin-
 ning of year...........  $  12.02  $  10.72  $  12.59   $  12.07  $  12.06  $  11.21  $  11.36  $  10.91  $  10.93  $ 12.27
                          --------  --------  --------   --------  --------  --------  --------  --------  --------  -------
Investment income--net..       .80       .83       .81        .83       .90       .96       .98      1.00       .97      .99
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency
 transactions--net......      (.50)     1.30     (1.42)       .68       .02       .85      (.15)      .45      (.10)   (1.00)
                          --------  --------  --------   --------  --------  --------  --------  --------  --------  -------
Total from investment
 operations.............       .30      2.13      (.61)      1.51       .92      1.81       .83      1.45       .87    (0.01)
                          --------  --------  --------   --------  --------  --------  --------  --------  --------  -------
LESS DIVIDENDS AND DIS-
 TRIBUTIONS:
 Investment income--net
  ......................      (.79)     (.83)     (.82)      (.83)     (.91)     (.96)     (.98)    (1.00)     (.89)    (.99)
 Realized gain on in-
  vestments--net........       --        --       (.44)      (.16)      --        --        --        --        --      (.34)
                          --------  --------  --------   --------  --------  --------  --------  --------  --------  -------
Total dividends and dis-
 tributions.............      (.79)     (.83)    (1.26)      (.99)     (.91)     (.96)     (.98)    (1.00)     (.89)   (1.33)
                          --------  --------  --------   --------  --------  --------  --------  --------  --------  -------
Net asset value, end of
 year...................  $  11.53  $  12.02  $  10.72   $  12.59  $  12.07  $  12.06  $  11.21  $  11.36  $  10.91  $ 10.93
                          ========  ========  ========   ========  ========  ========  ========  ========  ========  =======
TOTAL INVESTMENT RE-
 TURN:*
Based on net asset value
 per share..............      2.77%    20.66%    (5.14)%    13.01%     8.05%    17.01%     7.83%    13.96%     8.20%    0.00%
                          ========  ========  ========   ========  ========  ========  ========  ========  ========  =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses................       .39%      .40%      .39%       .38%      .43%      .42%      .43%      .44%      .42%     .43%
                          ========  ========  ========   ========  ========  ========  ========  ========  ========  =======
Investment income--net..      6.90%     7.32%     7.16%      6.65%     7.51%     8.35%     8.81%     9.01%     8.88%    9.53%
                          ========  ========  ========   ========  ========  ========  ========  ========  ========  =======
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $117,988  $125,033  $111,878   $139,321  $126,864  $128,396  $119,237  $126,655  $110,353  $76,564
                          ========  ========  ========   ========  ========  ========  ========  ========  ========  =======
Portfolio turnover......     92.45%   110.49%   134.53%    110.53%    93.10%   124.58%   107.36%   138.89%   175.86% $115.68%
                          ========  ========  ========   ========  ========  ========  ========  ========  ========  =======

-------
* Total investment returns exclude insurance-related fees and expenses.

+ Based on average shares outstanding during the period.

                                                           MONEY RESERVE PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                                                       FOR THE YEAR ENDED DECEMBER 31,
                          --------------------------------------------------------------------------------------------------
                            1996      1995      1994      1993      1992      1991      1990      1989      1988      1987
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 INCREASE (DECREASE) IN
  NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year......  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Investment income--net..       .05       .06       .04       .03       .04       .06       .08       .09       .07       .07
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total from investment
 operations.............       .05       .06       .04       .03       .04       .06       .08       .09       .07       0.7
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
LESS DIVIDENDS AND
 DISTRIBUTIONS:
 Investment income--net.      (.05)     (.06)     (.04)     (.03)     (.04)     (.06)     (.08)     (.09)     (.07)     (.07)
 Realize gain on
  investments--net......       -- +      --        --        --        --        --        --        --        --        --
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 Total dividends and
  distributions:........      (.05)     (.06)     (.04)     (.03)     (.04)     (.06)     (.08)     (.09)     (.07)     (.07)
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 year...................  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                          ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
TOTAL INVESTMENT
 RETURN:*
Based on net asset value
 per share..............      5.33%     5.81%     4.04%     3.08%     3.76%     6.11%     8.21%     9.33%     7.48%     6.60%
                          ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
RATIOS TO AVERAGE NET
 ASSETS:
Expenses................       .36%      .35%      .36%      .36%      .39%      .38%      .39%      .38%      .39%      .38%
                          ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
Investment income--net
 and realized gain
 (loss) on investments--
 net....................      5.16%     5.67%     4.00%     3.03%     3.77%     5.97%     7.92%     8.93%     7.26%     6.47%
                          ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $557,690  $568,439  $583,992  $546,710  $647,190  $798,020  $935,463  $816,661  $806,119  $674,890
                          ========  ========  ========  ========  ========  ========  ========  ========  ========  ========

-------
* Total investment returns exclude insurance-related fees and expenses.

+ Amount is less then $.01 per share.

                                                            MULTIPLE STRATEGY PORTFOLIO
                   -------------------------------------------------------------------------------------------------
                                                          FOR THE YEAR ENDED DECEMBER 31,
                   -------------------------------------------------------------------------------------------------
                      1996+      1995+       1994+         1993        1992        1991        1990        1989
                   ----------  ----------  ----------   ----------  ----------  ----------  ----------  ----------
 INCREASE (DE-
  CREASE) IN NET
  ASSET VALUE:
PER SHARE
 OPERATING
 PERFORMANCE:
Net asset value,
 beginning of
 year............  $    17.24  $    16.22  $    19.84   $    18.70  $    18.32  $    15.45  $    15.56  $    13.64
                   ----------  ----------  ----------   ----------  ----------  ----------  ----------  ----------
Investment
 income--net.....         .53         .56         .50          .54         .61         .72         .99         .79
Realized and
 unrealized gain
 (loss) on
 invest- ments
 and foreign
 currency
 transactions--
 net.............        1.63        2.03       (1.39)        2.30         .17        3.13        (.27)       2.02
                   ----------  ----------  ----------   ----------  ----------  ----------  ----------  ----------
Total from
 investment
 operations......        2.16        2.59        (.89)        2.84         .78        3.85         .72        2.81
                   ----------  ----------  ----------   ----------  ----------  ----------  ----------  ----------
LESS DIVIDENDS
 AND
 DISTRIBUTIONS:
Investment
 income--net.....        (.60)       (.48)       (.57)        (.88)       (.32)       (.98)       (.83)       (.89)
Realized gain on
 investments--
 net.............       (1.67)      (1.09)      (2.16)        (.82)       (.08)        --          --          --
                   ----------  ----------  ----------   ----------  ----------  ----------  ----------  ----------
Total dividends
 and
 distributions...       (2.27)      (1.57)      (2.73)       (1.70)       (.40)       (.98)       (.83)       (.89)
                   ----------  ----------  ----------   ----------  ----------  ----------  ----------  ----------
Net asset value,
 end of year.....  $    17.13  $    17.24  $    16.22   $    19.84  $    18.70  $    18.32  $    15.45  $    15.56
                   ==========  ==========  ==========   ==========  ==========  ==========  ==========  ==========
TOTAL INVESTMENT
 RETURN:*
Based on net
 asset value per
 share...........       14.32%      17.55%      (5.05)%      16.66%       4.35%      25.97%       4.91%      21.31% %
                   ==========  ==========  ==========   ==========  ==========  ==========  ==========  ==========
RATIOS TO AVERAGE
 NET ASSETS:
Expenses.........         .39%        .38%        .38%         .36%        .40%        .39%        .41%        .39%
                   ==========  ==========  ==========   ==========  ==========  ==========  ==========  ==========
Investment
 income--net.....        3.26%       3.44%       2.97%        2.91%       3.26%       4.17%       6.07%       5.15%
                   ==========  ==========  ==========   ==========  ==========  ==========  ==========  ==========
SUPPLEMENTAL
 DATA:
Net assets, end
 of year (in
 thousands)......  $1,211,185  $1,169,357  $1,082,083   $1,237,336  $1,137,022  $1,152,395  $1,018,054  $1,163,578
                   ==========  ==========  ==========   ==========  ==========  ==========  ==========  ==========
Portfolio
 turnover........      143.82%     140.83%      68.12%       91.08%      67.71%      95.48%     106.39%     142.47%
                   ==========  ==========  ==========   ==========  ==========  ==========  ==========  ==========
Average
 commission rate
 paid++..........  $    .0246         --          --           --          --          --          --          --
                   ==========  ==========  ==========   ==========  ==========  ==========  ==========  ==========

                                                            MULTIPLE STRATEGY PORTFOLIO
                   ------------------------------------------------------------------------------------------------
                                                          FOR THE YEAR ENDED DECEMBER 31,
                   -------------------------------------------------------------------------------------------------
                        1988        1987
                   ------------  ----------
 INCREASE (DE-
  CREASE) IN NET
  ASSET VALUE:
PER SHARE
 OPERATING
 PERFORMANCE:
Net asset value,
 beginning of
 year............    $    13.01  $    13.49
                     ----------  ----------
Investment
 income--net.....           .77         .50
Realized and
 unrealized gain
 (loss) on
 invest- ments
 and foreign
 currency
 transactions--
 net.............           .67        (.50)
                     ----------  ----------
Total from
 investment
 operations......          1.44         --
                     ----------  ----------
LESS DIVIDENDS
 AND
 DISTRIBUTIONS:
Investment
 income--net.....          (.61)       (.38)
Realized gain on
 investments--
 net.............          (.20)       (.10)
                     ----------  ----------
Total dividends
 and
 distributions...          (.81)       (.48)
                     ----------  ----------
Net asset value,
 end of year.....    $    13.64  $    13.01
                     ==========  ==========
TOTAL INVESTMENT
 RETURN:*
Based on net
 asset value per
 share...........         11.49%       (.41)%
                     ==========  ==========
RATIOS TO AVERAGE
 NET ASSETS:
Expenses.........           .40%        .38%
                     ==========  ==========
Investment
 income--net.....          5.23%       4.11%
                     ==========  ==========
SUPPLEMENTAL
 DATA:
Net assets, end
 of year (in
 thousands)......    $1,190,469  $1,557,629
                     ==========  ==========
Portfolio
 turnover........        147.43%     123.02%
                     ==========  ==========
Average
 commission rate
 paid++..........           --          --
                     ==========  ==========

-------
 * Total investment returns exclude insurance-related fees and expenses. + Based on average shares outstanding during the period.

++ For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                     FINANCIAL HIGHLIGHTS (CONCLUDED)


                                                      NATURAL RESOURCES PORTFOLIO
                          -----------------------------------------------------------------------------------------------
                                                                                                              FOR THE
                                                                                                           PERIOD JULY 1,
                                             FOR THE YEAR ENDED DECEMBER 31,                                  1987+ TO
                          ------------------------------------------------------------------------------    DECEMBER 31,
                           1996     1995     1994     1993     1992    1991    1990      1989     1988         1987
                          -------  -------  -------  -------  ------  ------  -------   -------  -------   --------------
 INCREASE (DECREASE) IN
  NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period....  $  8.17  $  7.43  $  7.53  $  7.01  $ 7.04  $ 7.18  $  7.84   $  6.43  $  7.46      $ 10.00
                          -------  -------  -------  -------  ------  ------  -------   -------  -------      -------
Investment income--net..      .16      .17      .17      .13     .21     .27      .21       .19      .17          .06
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency transactions--
 net....................     1.03      .73     (.10)     .66    (.12)   (.14)    (.69)     1.41    (1.06)       (2.60)
                          -------  -------  -------  -------  ------  ------  -------   -------  -------      -------
Total from investment
 operations.............     1.19      .90      .07      .79     .09     .13     (.48)     1.60     (.89)       (2.54)
                          -------  -------  -------  -------  ------  ------  -------   -------  -------      -------
LESS DIVIDENDS AND
 DISTRIBUTIONS:
 Investment income--
  net...................     (.17)    (.16)    (.17)    (.27)   (.12)   (.27)    (.18)     (.19)    (.14)         --
 Realized gain on
  investments--net......      --       --       --       --      --      --       --        --       --           --
                          -------  -------  -------  -------  ------  ------  -------   -------  -------      -------
Total dividends and
 distributions..........     (.17)    (.16)    (.17)    (.27)   (.12)   (.27)    (.18)     (.19)    (.14)         --
                          -------  -------  -------  -------  ------  ------  -------   -------  -------      -------
Net asset value, end of
 period.................  $  9.19  $  8.17  $  7.43  $  7.53  $ 7.01  $ 7.04  $  7.18   $  7.84  $  6.43      $  7.46
                          =======  =======  =======  =======  ======  ======  =======   =======  =======      =======
TOTAL INVESTMENT
 RETURN:**
Based on net asset value
 per share..............    14.72%   12.22%     .88%   11.65%   1.35%   1.67%   (6.18)%   25.23%  (12.17)%     (25.40)%#
                          =======  =======  =======  =======  ======  ======  =======   =======  =======      =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursement..........      .50%     .47%     .50%     .50%    .50%    .50%     .50%      .50%     .48%         .50%*
                          =======  =======  =======  =======  ======  ======  =======   =======  =======      =======
Expenses................      .57%     .47%     .59%     .59%    .82%    .74%     .63%      .64%     .48%         .69%*
                          =======  =======  =======  =======  ======  ======  =======   =======  =======      =======
Investment income--net..     1.79%    1.99%    2.23%    2.00%   2.84%   3.12%    2.76%     2.81%    2.22%        2.03%*
                          =======  =======  =======  =======  ======  ======  =======   =======  =======      =======
SUPPLEMENTAL DATA:
Net assets, end of
 period (in thousands)..  $25,029  $21,035  $21,455  $18,437  $7,987  $8,030  $11,256   $13,405  $10,007      $20,476
                          =======  =======  =======  =======  ======  ======  =======   =======  =======      =======
Portfolio turnover......    31.29%   38.50%   48.16%   65.26%  32.14%  30.20%   56.60%   113.38%   45.95%       23.46%
                          =======  =======  =======  =======  ======  ======  =======   =======  =======      =======
Average commission rate
 paid##.................  $ .0231      --       --       --      --      --       --        --       --           --
                          =======  =======  =======  =======  ======  ======  =======   =======  =======      =======

-------
 * Annualized.
** Total investment returns exclude insurance-related fees and expenses.
 + Commencement of operations.
 # Aggregate total investment return.

## For fiscal years beginning on or after September 1, 1995, the Fund is re-quired to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes com-missions paid in foreign currencies, which have been converted into U.S. dol-lars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                            THE INSURANCE COMPANIES

  Shares of the Fund are sold only to the Separate Accounts of the Merrill Lynch Insurance Companies and Variable Account A of Monarch as the investment base for variable life insurance policies issued by the Merrill Lynch Insur-ance Companies and Monarch. Accordingly, the interest of a Policyowner in the shares is subject to the terms of the Policy and is described in the accompa-nying Prospectus for the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. That Prospectus describes the re-lationship between increases or decreases in the net asset value of the Fund's shares and any distributions in such shares, and the benefits provided under a Policy. The rights of the Separate Accounts of the Merrill Lynch Insurance Companies and of Variable Account A of Monarch as shareholders should be dis-tinguished from the rights of a Policyowner which are described in the Poli-cies. Reference to "shareholder" or "shareholders" in this Prospectus shall refer to the Separate Accounts of the Merrill Lynch Insurance Companies and to Variable Account A of Monarch.

  It is possible that differences might arise among the Separate Accounts and Variable Account A and that such differences could be considered material con-flicts. Such a material conflict could arise due to changes in the law (such as state insurance law or federal tax law) which affect the various Separate Accounts and Variable Account. It could also arise by reason of difference in voting instructions from Policyowners of one or more of the Merrill Lynch In-surance Companies or Monarch, or for other reasons. The various insurance com-panies will monitor events to identify such conflicts and to determine how to respond to such conflicts. If such a conflict occurs, an insurance company may be required to eliminate one or more divisions of its Separate Account or Variable Account which invests in the Fund or substitute a new portfolio for a portfolio in which a division invests.

                            MONEY RESERVE PORTFOLIO
                               YIELD INFORMATION

  Set forth below is yield information for the Money Reserve Portfolio for the seven-day period ended December 31, 1996, computed to exclude realized and unrealized gains and losses, and information as to the compounded annualized yield, excluding gains and losses, for the same period. The yield quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Account level which, if included, would decrease the yield.

   7-day Annualized Yield:
   Excluding gains and losses....   5.24%
   Compounded Annualized Yield...   5.38%
   Average maturity of portfolio
    at end of period............. 72 days

                           INVESTMENT OBJECTIVES AND
                          POLICIES OF THE PORTFOLIOS

INVESTMENT OBJECTIVES

  Each Portfolio of the Fund has a different investment objective which it pursues through separate investment policies as described below. The differ-ences in objectives and policies among the Portfolios can be expected to af-fect the return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject. Each Portfolio is classified as "diversi-fied," as defined in the Investment Company Act of 1940, as amended, except that the Natural Resources Portfolio and Global Strategy Portfolio are classi-fied as "non-diversified." The classification and the investment objectives of each Portfolio discussed below may not be changed without the approval of the holders of a majority of the outstanding shares of each Portfolio affected. Each of the Portfolios may engage in certain of the portfolio strategies de-scribed under "Other Portfolio Strategies" below. There can be no assurances that the objectives of any Portfolio will be realized.

  No Portfolio other than the High Yield Portfolio invests in fixed-income se-curities which are rated below investment grade (i.e., securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Stan-dard & Poor's Ratings Group ("Standard & Poor's"). However, securities pur-chased by a Portfolio may subsequently be downgraded. Such securities may con-tinue to be held and will be sold only if, in the judgment of Merrill Lynch Asset Management, L.P., the Fund's investment adviser (the "Investment Advis-er"), it is advantageous to do so. Securities in the lowest category of in-vestment grade debt securities may have speculative characteristics which may lead to weakened capacity to pay interest and principal during periods of ad-verse economic conditions.

MONEY RESERVE PORTFOLIO

  The investment objectives of the Money Reserve Portfolio are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Portfolio will invest in short-term U.S. Government securities (including govern-ment agency securities), bank certificates of deposit, including variable rate certificates of deposit, and bankers' acceptances, short-term corporate debt securities (such as commercial paper), variable amount master demand notes, insurance company funding agreements and repurchase and reverse repurchase agreements. The types of money market securities in which the Money Reserve Portfolio may invest are described more fully in Appendix A hereto.

  The Money Reserve Portfolio may not invest in any security that is not a short-term money market security. For purposes of the investment policies of the Money Reserve Portfolio, the Fund defines short-term money market securi-ties as securities having a maturity of no more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities. Management of the Fund ex-pects that substantially all the assets of the Money Reserve Portfolio will be invested in securities maturing in less than one year, but at times some por-tion may have maturities of up to 25 months. The dollar-weighted average matu-rity of the Money Reserve Portfolio's assets will not exceed 90 days.

  The Money Reserve Portfolio's investments in short-term corporate debt and bank money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the Directors of the Fund. The Money Reserve Portfolio's investments in corporate bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from an NRSRO a rating, with respect to a class of debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for such obligations or, if not rated, will be of comparable qual-ity as determined by the Directors of the Fund. Currently, there are six
NRSROs: Duff & Phelps Inc., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's, Standard & Poor's and Thomson Bank Watch, Inc.

  A regulation of the Securities and Exchange Commission limits investments by the Money Reserve Portfolio in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, such regulation requires that not more than 5% of the Money Reserve Portfolio's total assets be invested in securities that have a rating lower than the high-est rating.

INTERMEDIATE GOVERNMENT BOND PORTFOLIO

  The investment objective of the Intermediate Government Bond Portfolio is to obtain the highest level of current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government. Accordingly, the Intermediate Government Bond Portfolio may invest only in securities issued or guaranteed by the U.S. Government and its agencies with a maximum maturity not to exceed fifteen years. Depending on market conditions, an average portfolio maturity of six to eight years is anticipated. U.S. Government and U.S. Government agency securi-ties are described in Appendix A hereto. When, in the opinion of management, prevailing market or economic conditions warrant, a portion of the Intermedi-ate Government Bond Portfolio may be invested in money market securities or a liquid asset fund to effectively utilize cash reserves.

  Certain of the securities in which the Intermediate Government Bond Portfo-lio invests are supported by the full faith and credit of the U.S. Government, such as U.S. Treasury obligations. Other of the securities in which the Port-folio invests are not supported by the full faith and credit of the U.S. Gov-ernment but are issued by U.S. Government agencies or government sponsored en-terprises. Such securities are generally considered to have a low principal risk. However, because of the longer term maturities of the securities in which the Portfolio will invest, interest rate fluctuations may adversely af-fect the market value of such securities. As interest rates rise, the value of fixed-income securities will fall, adversely affecting the net asset value of the Portfolio.

  The U.S. Treasury Department has enacted regulations prescribing diversifi-cation standards to be met by investment company portfolios to which the in-vestment base for any variable life insurance policy has been allocated as a condition to such policies being treated as life insurance contracts under the Internal Revenue Code of 1986, as amended (the "Code"). The regulations limit the percentage of the total assets of any investment company portfolio which may be invested in securities of any five or fewer issuers, including a re-quirement that no more than 55% of a portfolio's total assets be invested in the securities of any one issuer. Direct obligations of the U.S. Treasury, however, are excepted from the diversification requirements. Each government agency or instrumentality issuing, guaranteeing or insuring securities shall be treated as a separate issuer for purposes of the diversification standards.

LONG TERM CORPORATE BOND PORTFOLIO

  The primary investment objective of the Long Term Corporate Bond Portfolio is to provide as high a level of current income as is believed to be consis-tent with prudent investment risk. An additional objective is to seek preser-vation of shareholders' capital. In seeking to achieve these objectives, under usual circumstances the Portfolio invests at least 80% of the value of its as-sets in straight debt securities that have a rating within the three highest grades as determined by Standard & Poor's (AAA, AA or A) or Moody's (Aaa, Aa or A).

  From time to time, up to 20% of the Long Term Corporate Bond Portfolio's to-tal assets may be invested in straight debt securities that are not rated within the three highest grades of Standard & Poor's or Moody's as described above, or in convertible debt securities, convertible preferred and preferred stocks that have a rating within the three highest grades of Standard & Poor's or Moody's applicable to such securities.

  The Long Term Corporate Bond Portfolio will not directly purchase common stocks. However, it may retain up to 10% of the value of its total assets in common stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto.

  When in the opinion of management prevailing market or economic conditions warrant, a substantial portion of the Long Term Corporate Bond Portfolio may be invested in money market securities.

  The principal risk of the Portfolio should be minimized by the quality of the bonds in which it will invest, but the long maturities that typically pro-vide the best yield will subject the Portfolio to possible substantial price changes resulting from market yield fluctuations. The market price of fixed-income securities such as those purchased by the Portfolio is affected by changes in interest rates generally. As interest rates rise, the market value of fixed-income securities will fall, adversely affecting the net asset value of the Portfolio.

HIGH YIELD PORTFOLIO

  The primary investment objective of the High Yield Portfolio is to obtain as high a level of current income as is believed to be consistent with prudent investment management. As a secondary objective, the High Yield Portfolio seeks capital appreciation when consistent with its primary objective. The High Yield Portfolio seeks to achieve its investment objectives by investing principally in fixed-income securities, including corporate bonds and notes, convertible securities and preferred stocks, that are rated in the lower rat-ing categories of the established rating services (Baa or lower by Moody's and BBB or lower by Standard & Poor's), or, if unrated, are of comparable quality. Additional information regarding various bond ratings is set forth in Appendix B hereto. Securities rated Ba or lower by Moody's and BB or lower by Standard & Poor's, commonly known as "junk bonds," are considered by those rating agen-cies to have varying degrees of speculative characteristics. Consequently, al-though they can be expected to provide higher yields, such securities may be subject to greater market fluctuations and risk of loss of income and princi-pal than lower yielding, higher-rated fixed-income securities. Because invest-ment in such high-yield securities entails relatively greater risk of loss of income or principal, an investment in the High Yield Portfolio may not consti-tute a complete investment program and may not be appropriate for all invest-ors.

  The High Yield Portfolio anticipates that under normal circumstances more than 80% of its assets will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. The re-maining assets of the Portfolio may be held in cash or cash equivalents. The High Yield Portfolio does not intend to invest in common stocks, rights or other equity securities, but may acquire or hold such securities (if consis-tent with its objectives) when they are acquired in unit offerings with fixed-income securities or in connection with an actual or proposed conversion, ex-change or restructuring of fixed-income securities.

  Selection and supervision by the management of the Fund of investments in lower-rated fixed-income securities involves continuous analysis of individual issuers, general business conditions and other factors which may be too time-consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. The analysis by the Investment Adviser of issuers includes, among other things, historic and current financial conditions, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical cost, strength of man-agement, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity and in-terest rates, the availability of new investment opportunities, and the eco-nomic outlook for specific industries. While the Investment Adviser considers as one factor in its credit analysis the ratings assigned by the rating serv-ices, the Investment Adviser performs its own independent credit analysis of issuers and consequently, the Portfolio may invest, without limit, in unrated securities. As a result, the High Yield Portfolio's ability to achieve its investment objective may depend to a greater extent on the Investment Ad-viser's own credit analysis than the Portfolios which invest in higher-rated securities. Although the High Yield Portfolio will invest primarily in lower-rated securities, it will not invest in securities in the lowest rating cate-gories (Ca for Moody's and CC for Standard & Poor's) unless the Investment Ad-viser believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be in-dicated by such low ratings. Securities which are subsequently downgraded may continue to be held and will be sold only if, in the judgment of the Invest-ment Adviser, it is advantageous to do so.

  When changing economic conditions and other factors cause the yield differ-ence between lower-rated and higher-rated securities to narrow, the High Yield Portfolio may purchase higher-rated securities if the Investment Adviser be-lieves that the risk of loss of income and principal may be substantially re-duced with only a relatively small reduction in yield. In addition, under unu-sual market or economic conditions, the High Yield Portfolio for temporary de-fensive purposes may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government or its instrumentalities or agencies, cer-tificates of deposit, bankers' acceptances and other bank obligations, commer-cial paper rated in the highest category by an established rating agency, or other fixed-income securities deemed by the Investment Adviser to be consis-tent with a defensive posture, or may hold its assets in cash. The yield on such securities may be lower than the yield on lower-rated fixed-income secu-rities.

  Risk Factors. Junk bonds are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securi-ties. For example, during an economic downturn or a sustained period of rising interest rates, issuers of junk bonds may be more likely to experience finan-cial stress, especially if such issuers are highly leveraged. In addition, the market for junk bonds is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer devel-opments, or the issuer's inability to meet specific projected business fore-casts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to claims of other creditors of the issuer. While the High Yield Portfolio does not nor-mally invest in high-yield securities that, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after the Portfolio purchases a particular se-curity, in which case the Portfolio may experience losses and incur costs.

  Junk bonds frequently have call or redemption features that would permit an issuer to repurchase the security from the High Yield Portfolio. If a call were exercised by the issuer during a period of declining interest rates, the High Yield Portfolio likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the High Yield Portfolio and dividends to shareholders.

  In an effort to minimize the risk of issuer default or bankruptcy, the High Yield Portfolio diversifies its holdings among many issuers. However, there can be no assurance that diversification will protect the High Yield Portfolio from widespread defaults brought about by a sustained economic downturn.

  Junk bonds tend to be more volatile than higher-rated fixed-income securi-ties, so that adverse economic events may have a greater impact on their prices and yields than on higher-rated fixed-income securities. Zero coupon bonds and bonds which pay interest and/or principal in additional bonds rather than in cash are especially volatile. Like higher-rated fixed-income securi-ties, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in this market, which may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this mar-ket, and may cause the prices the High Yield Portfolio receives for its secu-rities to be reduced, or the Portfolio may experience difficulty in liquidat-ing a portion of its portfolio when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the cred-itworthiness of the issuer. Under such conditions, judgment may play a greater role in valuing certain of the Portfolio's securities than in the case of se-curities trading in a more liquid market.

  Adverse publicity and investor perceptions, which may not be based on funda-mental analysis, also may decrease the value and liquidity of junk bonds, par-ticularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the High Yield Portfo-lio's net asset value. In addition, the High Yield Portfolio may incur addi-tional expenses to the extent that it is required to seek recovery upon a de-fault on a portfolio holding or to participate in the restructuring of the ob-ligation. The table below shows the average monthly dollar-weighted market value, by Standard & Poor's rating category, of the securities held by the Portfolio during the year ended December 31, 1996.

                                                        % MARKET VALUE
RATING                         % NET ASSETS             CORPORATE BONDS
------                         ------------             ---------------
BBB                                 .80                       1.00
BB                                30.30                      35.50
B                                 45.50                      53.30
CCC                                3.60                       4.50
Not Rated*                         4.70                       5.70
                                                            ------
                                                            100.00%
                                                            ======

-------

* Bonds which are not rated by Standard & Poor's. Such bonds may be rated by nationally recognized statistical rating organizations other than Standard & Poor's, or may not be rated by any of such organizations.

CAPITAL STOCK PORTFOLIO

  The Capital Stock Portfolio seeks long-term growth of capital and income, plus moderate current income. The Capital Stock Portfolio generally invests in equity securities that are considered to be of good or improving quality or which are thought to be undervalued based on criteria such as historical price/book value ratios and price/earnings ratios. When market or financial conditions warrant, the Capital Stock Portfolio may temporarily make defensive investments in other securities, including non-convertible, long-term debt se-curities, "deep discount" corporate debt securities of investment grade, con-vertible securities or cash or money market securities to produce interest income.

GROWTH STOCK PORTFOLIO

  The investment objective of the Growth Stock Portfolio is to seek long-term growth of capital by investing in a diversified portfolio of securities, pri-marily common stocks, of aggressive growth companies that the Investment Ad-viser believes have special investment value. Companies are selected on the basis of their long-term potential for expanding their earnings, profitability and size or for gaining increased market recognition for their securities. Current income is not a factor in the selection of such securities. While ag-gressive growth companies may present above-average risks, properly selected companies of this type also have the potential to increase their earnings at a rate in excess of the general growth of the economy. The Growth Stock Portfo-lio attempts to achieve its objective by focusing on the long-range view of a company's prospects through a fundamental analysis of its management, finan-cial structure, product development, marketing ability and other relevant fac-tors. Full realization of the market potential of these companies frequently takes time, and for this reason, the Growth Stock Portfolio should be consid-ered as a long-term investment and not as a vehicle for seeking short-term profits.

  The investment emphasis of the Growth Stock Portfolio is on equities, pri-marily common stocks and, to a lesser extent, securities convertible into com-mon stocks and rights to subscribe for common stocks, and the Growth Stock Portfolio maintains at least 80% of its net assets invested in equity securi-ties of growth companies except during defensive periods. The Growth Stock Portfolio may, as a temporary defensive measure and to provide for redemp-tions, hold other types of securities including non-convertible preferred stocks and debt securities, government and money market securities or cash, in such proportions as, in the opinion of management, prevailing market or eco-nomic conditions warrant.

MULTIPLE STRATEGY PORTFOLIO

  The investment objective of the Multiple Strategy Portfolio is to seek a high total investment return consistent with prudent risk through a fully man-aged investment policy utilizing equity, intermediate- and long-term debt and money market securities. Total investment return consists of current income, including dividends, interest, and discount accruals, and capital apprecia-tion. The Investment Adviser may vary the composition of the Portfolio from time to time based upon an evaluation of economic and market trends and the anticipated relative total return available from a particular type of securi-ty. Accordingly, the Multiple Strategy Portfolio may, at any given time, be substantially invested in equity securities, bonds and notes or money market securities. Achieving this objective depends on management's abilities to as-sess the effect of economic and market trends on different sectors of the mar-ket.

  The Multiple Strategy Portfolio may invest in those money market securities that are eligible investments for the Fund's Money Reserve Portfolio as set forth in Appendix A hereto. It may also invest in intermediate and long-term debt securities, including convert-ible securities, and in preferred and convertible preferred stocks that are rated at the time of purchase BBB or better by Standard & Poor's or Baa or better by Moody's, or in unrated securities of comparable quality, and will invest primarily in such securities that are rated A or better by either rat-ing agency. The common stocks in which the Portfolio will invest will be pri-marily stocks of large-capitalization quality companies. Generally, the char-acteristics of such companies include a strong balance sheet, good financial resources, a satisfactory rate of return on capital, a good industry position and superior management skills. The Investment Adviser believes that companies that conform most closely to these characteristics tend to exhibit generally consistent earnings growth.

  The Multiple Strategy Portfolio may also invest in equity and debt securi-ties of foreign issuers, including non-U.S. dollar denominated equity and debt securities, Eurodollar securities and securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. As a matter of operating policy, the Multiple Strategy Portfolio will limit its investment in foreign securities to 25% of its total assets, taken at mar-ket value at the time of each investment.

  Because of the fully managed approach of the Portfolio, portfolio turnover may be greater, resulting in increased brokerage charges to the Portfolio.

NATURAL RESOURCES PORTFOLIO

  The investment objectives of the Natural Resources Portfolio are to achieve long-term growth of capital and to protect the purchasing power of sharehold-ers' capital by investing primarily in a portfolio of equity securities (e.g., common stocks and securities convertible into common stocks) of domestic and foreign companies with substantial natural resource assets. The Portfolio also may invest in debt, preferred or convertible securities, the value of which is related to the market value of some natural resource asset ("asset-based secu-rities"). See "Asset-Based Securities" below. Management of the Fund will seek to identify companies or asset-based securities it believes are attractively priced relative to the intrinsic value of the underlying natural resource as-sets or are especially well positioned to benefit during particular portions of inflationary cycles.

  IN SEEKING TO PROTECT THE PURCHASING POWER OF SHAREHOLDERS' CAPITAL, THE PORTFOLIO HAS RESERVED THE RIGHT, WHEN MANAGEMENT OF THE FUND ANTICIPATES SIG-NIFICANT ECONOMIC, POLITICAL OR FINANCIAL INSTABILITY, SUCH AS HIGH INFLATION-ARY PRESSURES OR UPHEAVAL IN THE FOREIGN CURRENCY EXCHANGE MARKETS, TO INVEST A MAJORITY OF THE PORTFOLIO'S ASSETS IN COMPANIES THAT EXPLORE FOR, EXTRACT, PROCESS OR DEAL IN GOLD OR IN ASSET-BASED SECURITIES INDEXED TO THE VALUE OF GOLD BULLION. Such a switch in investment strategies could require the Portfo-lio to liquidate portfolio securities and incur transaction costs. The Fund has been advised by one of the Insurance Companies that, in the Insurance Company's opinion, it is uncertain under the current federal tax law whether the Portfolio may concentrate its investments in gold and gold-related securi-ties without adversely affecting the federal tax status of the Policies. Ac-cordingly, the Insurance Company has requested, and management of the Fund has agreed, that the Natural Resources Portfolio will not concentrate its invest-ments in such securities until the Insurance Company has advised the Fund that such uncertainty has been resolved favorably.

  Management attempts to achieve the investment objectives of the Portfolio by seeking to identify securities of companies that, in its opinion, are under-valued relative to the value of natural resource holdings of such companies in light of current and anticipated economic or financial conditions. Natural re-source assets are materials derived from natural sources that have economic value. The Fund will consider a company to have substantial natural resource assets when, in management's opinion, the company's holdings of the assets are of such magnitude, when compared to the capitalization, revenues or operating profits of the company, that changes in the economic value of the assets will affect the market price of the equity securities of such company. Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from, directly or indirectly through subsidiaries, exploring, mining, refin-ing, processing, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include precious metals (e.g., gold, sil-ver and platinum), ferrous and nonferrous metals (e.g., iron, steel, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gas), timberland, undeveloped real property and agricultural commodities. The Portfolio presently does not intend to invest directly in natural resource assets or contracts related thereto.

  Management of the Fund believes that, based upon past performance, the secu-rities of specific companies that hold different types of substantial natural resource assets may move relatively independently of one another during different stages of inflationary cycles due to different degrees of demand for, or market values of, their respective natural resource holdings during particular portions of such inflationary cycles. The Portfolio's fully managed investment approach enables it to switch its emphasis among various industry groups depending upon management's outlook with respect to prevailing trends and developments.

  The Portfolio at all times, except during defensive periods, will maintain at least 65% of its total assets invested in companies with substantial natu-ral resource assets or in asset-based securities. Current income from divi-dends and interest will not be a primary consideration in selecting securi-ties. The Portfolio reserves the right, as a temporary defensive measure and to provide for redemptions, to hold short-term U.S. Government securities, money market securities, including repurchase agreements, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. Except during extraordinary periods, the Portfolio would not expect that such securities or cash held for redemption would exceed 20% of its total assets.

  Risk Factors. As indicated above, under certain circumstances, the Portfolio has reserved the right to invest a majority of its assets in gold-related com-panies or securities. Based on historic experience, during periods of economic or financial instability, the securities of such companies may be subject to extreme price fluctuations, reflecting the high volatility of gold prices dur-ing such periods. In addition, the instability of gold prices may result in volatile earnings of gold-related companies which, in turn, may affect ad-versely the financial condition of such companies. Gold mining companies also are subject to the risks generally associated with mining operations.

  The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, the People's Republic of China, the Philippines and Australia. Sales of gold by Russia and China are largely unpredictable and of-ten relate to political and economic considerations rather than to market forces. Economic, social and political developments within South Africa may affect significantly South African gold production.

  See "Other Portfolio Strategies--Foreign Securities" for special considera-tions in investments in foreign securities.

  The Fund and Merrill Lynch Funds Distributor, Inc., the distributor of the Fund's shares, reserve the right to suspend the sale of shares of the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

GLOBAL STRATEGY PORTFOLIO

  The investment objective of the Global Strategy Portfolio is to seek high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers. Total investment return consists of interest, dividends, discount accruals and capital changes, including changes in the value of non-dollar de-nominated securities and other assets and liabilities resulting from currency fluctuations. Investing on an international basis involves special considera-tions. See "Other Portfolio Strategies--Foreign Securities."

  The Global Strategy Portfolio seeks to achieve its objective by investing primarily in the securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America. There are no prescribed limits on the geographical allocation of the Portfolio among these regions. Such al-location will be made primarily on the basis of the anticipated total return from investments in the securities of issuers wherever located, considering such factors as the condition and growth potential of the various economies and securities markets and the issuers domiciled therein, anticipated move-ments in interest rates in the various capital markets and in the value of foreign currencies relative to the U.S. dollar, tax considerations and econom-ic, social, financial, national and political factors that may affect the cli-mate for investing within such securities markets. When, in the judgment of the Investment Adviser, economic or market conditions warrant, the Portfolio reserves the right to concentrate its investments in one or more capital mar-kets, including the United States. For additional information concerning the risks of investing in foreign securities, see "Other Portfolio Strategies-- Foreign Securities."

  The equity and convertible preferred securities in which the Global Strategy Portfolio may invest are primarily securities issued by quality companies. Generally, the characteristics of such companies include a strong balance sheet, good financial resources, a satisfactory rate of return on capital, a good industry position and superior management skills. The Investment Adviser believes that companies that conform most closely to these characteristics tend to exhibit generally consistent earnings growth.

  The corporate debt securities, including convertible debt securities, in which the Portfolio may invest will be primarily those rated BBB or better by Standard & Poor's or Baa or better by Moody's or of comparable quality. The Portfolio may also invest in debt obli-gations issued or guaranteed by sovereign governments, political subdivisions thereof (including states, provinces and municipalities) or their agencies or instrumentalities or issued or guaranteed by international organizations des-ignated or supported by governmental entities to promote economic reconstruc-tion or development ("supranational entities") such as the International Bank for Reconstruction and Development (the "World Bank") and the European Coal and Steel Community. Investments in securities of supranational entities are subject to the risk that member governments will fail to make required capital contributions and that a supranational entity will thus be unable to meet its obligations.

  When market or financial conditions warrant, the Global Strategy Portfolio may invest as a temporary defensive measure up to 100% of its assets in secu-rities issued or guaranteed by the U.S. Government or its agencies or instru-mentalities, certificates of deposit, bankers' acceptances and other bank ob-ligations, commercial paper rated in the highest category by an established rating agency, or other fixed-income securities deemed by the Investment Ad-viser to be consistent with a defensive posture, or may hold its assets in cash.

  The Global Strategy Portfolio may write covered call options and purchase put options on its portfolio securities for the purpose of generating incre-mental income or hedging its securities against market risk. The Portfolio may seek to hedge its non-dollar denominated securities and other assets and lia-bilities against adverse currency fluctuations by writing call options and purchasing put options on currency, purchasing or selling futures contracts and futures contract options on currency and entering into forward foreign ex-change transactions in currency. See "Transactions in Options, Futures and Currency."

BALANCED PORTFOLIO

  The investment objective of the Balanced Portfolio is to seek a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and eq-uity securities. The Portfolio will seek current income by investing a portion of its assets in a portfolio of intermediate to long-term debt, convertible debt and money market securities. The Portfolio will seek capital appreciation primarily by investing a portion of its assets in equity securities, including preferred and convertible preferred stock. At all times, the Portfolio will maintain at least 25% of its net assets in senior fixed-income securities.

  The Portfolio will normally seek to maintain the allocation of its assets between debt securities and equity securities at approximately equal percent-ages of the Portfolio's net asset value. However, the prices of debt and eq-uity securities will not generally move in the same direction or to the same extent, and, consequently, the relative percentages of the Portfolio's debt and equity investments will vary. The Portfolio will seek to reduce such vari-ations by investing its available cash in securities of the appropriate type. However, except as discussed below, the Portfolio is not obligated to sell portfolio securities, including money market securities, in order to reduce such discrepancies.

  The Portfolio will normally limit its allocation of assets to equity securi-ties to no more than 50% of its net assets. To the extent its equity position exceeds this limitation, because of changes in the value of portfolio securi-ties or otherwise, the Portfolio will seek to reduce its equity position to less than 50% of net assets by selling such securities at such times and in such amounts as management of the Fund deems appropriate in light of market conditions and other pertinent factors. See "Dividends, Distributions and Tax-es--Tax Treatment of the Fund."

  The Portfolio will generally emphasize investment in common stocks of larg-er-capitalization issuers and in investment-grade debt obligations. The Port-folio may also seek to enhance the return on its common stock portfolio by writing covered call options listed on United States securities exchanges. Un-der unusual market or economic conditions, the Portfolio for temporary defen-sive purposes may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, cer-tificates of deposit, bankers' acceptances and other bank obligations, commer-cial paper rated in the highest category by an established rating agency or other fixed income securities deemed by the Investment Adviser to be consis-tent with a defensive posture or may hold its assets in cash.

NON-DIVERSIFIED PORTFOLIOS

  The Natural Resources and Global Strategy Portfolios are each classified as a non-diversified investment company under the Investment Company Act of 1940. However, each Portfolio will have to limit its investments to the extent re-quired by the diversification requirements applicable to regulated investment companies under the Code. To qualify as a regulated investment company, a Portfolio, at the close of each fiscal quarter, may not have more than 25% of its total assets invested in the securities (except obligations of the U.S. Government, its agencies or instru-mentalities) of any one issuer and with respect to 50% of its assets, (i) may not have more than 5% of its total assets invested in the securities of any one issuer and (ii) may not own more than 10% of the outstanding voting secu-rities of any one issuer.

INVESTMENT RESTRICTIONS

  The Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of the Fund's outstand-ing voting securities (including a majority of the shares of each Portfolio). Investors are referred to the Fund's Statement of Additional Information for a complete description of such restrictions and policies.

OTHER PORTFOLIO STRATEGIES

  Lending of Portfolio Securities. Each Portfolio of the Fund may from time to time lend securities (but not in excess of 33 1/3% of its total assets) from its portfolio to brokers, dealers and financial institutions and receive col-lateral in cash or U.S. Treasury securities which while the loan is outstand-ing will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Any such cash collateral will be invested in short-term securities, the income from which will increase the return to the Portfolio.

  Liquidity. In order to assure that each Portfolio of the Fund has sufficient liquidity, as a matter of operating policy no Portfolio may invest more than 10% of its net assets in securities for which market disposition is not read-ily available. Market disposition may not be readily available for repurchase agreements maturing in more than seven days and for securities having restric-tions on resale.

  While no Portfolio may purchase illiquid securities in an amount exceeding 10% of its net assets, each Portfolio may purchase without regard to that lim-itation securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act"), but that can be offered and sold to "quali-fied institutional buyers" under Rule 144A under the Securities Act, provided that the Fund's Board of Directors continuously determines, based on the trad-ing markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securi-ties. The Board has determined that securities which are freely tradeable in their primary market offshore should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the deter-minations.

  Forward Commitments. Each Portfolio of the Fund may purchase U.S. Government securities and corporate debt obligations on a when-issued basis, and it may purchase or sell such securities for delayed delivery. These transactions oc-cur when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future to secure what is considered an advanta-geous yield and price to the Portfolio at the time of entering into the trans-action. The value of the security on the delivery date may be more or less than its purchase price. The Portfolio will maintain a segregated account with its custodian of cash or liquid securities in an aggregate equal to the amount of its commitments in connection with such delayed delivery and purchase transactions. In order for shares of the Portfolios to remain eligible invest-ments for the Accounts, the Fund has undertaken to comply with certain limits on forward commitments in accordance with state insurance laws.

  Standby Commitment Agreements. The High Yield Portfolio may from time to time enter into standby commitment agreements. Such agreements commit the Portfolio, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Portfolio at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Portfolio is paid a commitment fee which is typically approximately 0.5% of the aggregate purchase price of the security which the Portfolio has committed to purchase. The Port-folio will at all times maintain a segregated account with its custodian of cash or liquid securities in an amount equal to the purchase price of the se-curities underlying the commitment. There can be no as-surance that the secu-rities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its pur-chase price.

  Foreign Securities. No Portfolio, other than the Capital Stock Portfolio, Multiple Strategy Portfolio, Natural Resources Portfolio or Global Strategy Portfolio, may invest in securities of foreign issuers if at the time of ac-quisition more than 10% of its total assets, taken at market value at the time of the investment, would be invested in such securities; provided, however, that up to 25% of the total assets of such Portfolio, other than the Multiple Strategy Portfolio, Natural Resources Port-folio or Global Strategy Portfolio, may be invested in securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or in-strumentalities thereof, (ii) assumed or guaranteed by domestic issuers, in-cluding Eurodollar securities, or (iii) issued, assumed or guaranteed by for-eign issuers having a class of securities listed for trading on the New York Stock Exchange. In order for shares of the Portfolios to remain eligible in-vestments for the Accounts, the Fund has undertaken to comply with certain di-versification requirements in accordance with state insurance laws. As a mat-ter of operating policy, the Multiple Strategy Portfolio will not invest in the securities of foreign issuers if at the time of acquisition more than 25% of its total assets would be invested in such securities, and the Capital Stock Portfolio will not invest in such securities if at the time of acquisi-tion more than 20% of its total assets would be invested in such securities. In addition, as a matter of operating policy, the Balanced Portfolio will not invest any portion of its assets in the securities of foreign issuers.

  Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possi-bility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign ac-counting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. If it should be-come necessary, the Fund could encounter greater difficulties in invoking le-gal processes abroad than would be the case in the United States. The operat-ing expense ratio of a fund investing in foreign securities can be expected to be higher than that of an investment company investing exclusively in United States securities because the expenses of the Fund, such as custodial and bro-kerage costs, are higher. Transaction costs in foreign securities may be high-er. In addition, net investment income received by a Portfolio on a foreign security may be subject to withholding and other taxes imposed by foreign gov-ernments, which will reduce the Portfolio's net investment income. The Invest-ment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a particular Portfolio. As a matter of operating policy, no Portfolio which may invest in foreign se-curities (other than the Natural Resources Portfolio, Capital Stock Portfolio and Global Strategy Portfolio) may concentrate its investments in any particu-lar foreign country, and each such Portfolio (other than the Multiple Strategy Portfolio, High Yield Portfolio, Capital Stock Portfolio, Natural Resources Portfolio and Global Strategy Portfolio) will purchase only securities issued in U.S. dollar denominations. A Portfolio's return on investments in non-U.S. dollar denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Portfolio holds such investments.

TRANSACTIONS IN OPTIONS, FUTURES AND CURRENCY

  Certain Portfolios of the Fund are authorized to use derivative instruments, including indexed and inverse securities, options, and futures, and to pur-chase and sell foreign exchange, as described below. Such instruments are re-ferred to collectively herein as "Strategic Instruments."

  Indexed and Inverse Securities. The Money Reserve Portfolio, the Long Term Corporate Bond Portfolio, the Natural Resources Portfolio, the Global Strategy Portfolio, the Intermediate Government Bond Portfolio and the Multiple Strat-egy Portfolio may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Portfolio may invest in a debt security that pays interest and returns principal based on the change in the value of an interest rate index (such as the prime rate or federal funds rate), a securities index (such as the S&P 500 or a more narrowly-focused index such as the AMEX Oil & Gas Index) or a basket of securities, or based on the relative changes of two indices. In addition, the Natural Resources Portfolio, the Global Strategy Portfolio, and the Multiple Strategy Portfolio may invest in securities the potential return of which is based inversely on the change in an index. For example, these Portfolios may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Portfolio in-vests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the rele-vant index or indices.

  Certain indexed and inverse securities may have the effect of providing in-vestment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the rel-evant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Fund believes that indexed and inverse securities may provide portfolio management flexibility that permits Portfolios to seek enhanced returns, hedge other portfolio positions or vary the degree of port-folio leverage with greater efficiency than would otherwise be possible under certain market conditions.

  Options on Securities and Securities Indices

  Purchasing Options. The Natural Resources Portfolio, the Global Strategy Portfolio and the Multiple Strategy Portfolio are each authorized to purchase put options on securities held in its portfolio or securities indices the per-formance of which is substantially correlated with securities held in its portfolio. When a Portfolio purchases a put option, in consideration for an upfront payment (the "option premium") the Portfolio acquires a right to sell to another party specified securities owned by the Portfolio at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines be-low a specified level on or before the expiration date, in the case of an op-tion on a securities index. The purchase of a put option limits the Portfo-lio's risk of loss in the event of a decline in the market value of the port-folio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Portfolio will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized with the purchase of the put.

  The Natural Resources Portfolio, the Global Strategy Portfolio and the Mul-tiple Strategy Portfolio are each also authorized to purchase call options on securities it intends to purchase or securities indices the performance of which are substantially correlated with the performance of the types of secu-rities it intends to purchase. When a Portfolio purchases a call option, in consideration for the option premium the Portfolio acquires a right to pur-chase from another party specified securities at the exercise price on or be-fore the expiration date, in the case of an option on securities, or to re-ceive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Portfolio from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Portfolio is contemplating its purchase, in the case of an option on a securi-ty, or attempting to identify specific securities in which to invest in a mar-ket the Portfolio believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Portfolio determines not to purchase a security underlying a call option, however, the Portfolio may lose the entire option premium.

  Each of the Natural Resources Portfolio, the Global Strategy Portfolio and the Multiple Strategy Portfolio also is authorized to purchase put or call op-tions in connection with closing out put or call options it has previously sold.

  Writing Options. The Natural Resources Portfolio, the Global Strategy Port-folio and the Multiple Strategy Portfolio are each authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Portfolio writes a call option, in return for an option premium the Portfolio gives another party the right to buy specified securi-ties owned by the Portfolio at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Portfolio may write call options to earn income, through the receipt of option premiums. In the event the party to which the Portfolio has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Portfolio will partially offset any decline in the value of the un-derlying securities through the receipt of the option premium. By writing a call option, however, the Portfolio limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

  The Natural Resources Portfolio, the Global Strategy Portfolio and the Mul-tiple Strategy Portfolio each may also write put options on securities or se-curities indices. When a Portfolio writes a put option, in return for an op-tion premium the Portfolio gives another party the right to sell to the Port-folio a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index be-low a specified level on or before the expiration date, in the case of an option on a securities index. The Portfolio may write put options to earn income, through the receipt of option premiums. In the event the party to which the Portfolio has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Portfolio will profit by the amount of the option premium. By writing a put option, however, the Portfolio will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Ac-cordingly, when the Portfolio writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exer-cise price, which loss potentially may substantially exceed the amount of op-tion premium received by the Portfolio for writing the put option. The Portfo-lio will write a put option on a security or a securities index only if the Portfolio would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options-- for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

  Each of these Portfolios also is authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

  Other than with respect to closing transactions, a Portfolio will only write call or put options that are "covered." A call or put option will be consid-ered covered if the Portfolio has segregated assets with respect to such op-tion in the manner described in "Risk Factors in Options, Futures and Currency Instruments" below. A call option will also be considered covered if a Portfo-lio owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which are substantially correlated with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

  Types of Options. A Portfolio may engage in transactions in options on secu-rities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their ob-ligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are sub-ject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments" below.

  Futures

  The Natural Resources Portfolio and the Multiple Strategy Portfolio may en-gage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Portfolio is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Portfolio will pay additional margin repre-senting any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

  The sale of a futures contract limits a Portfolio's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Portfolio will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

  The purchase of a futures contract may protect a Portfolio from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Portfolio was attempting to identify specific securities in which to invest in a market the Portfolio believes to be attractive. In the event that such securities decline in value or the Port-folio determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Portfolio may realize a loss relating to the futures position.

  A Portfolio will limit transactions in futures and options on futures to fi-nancial futures contracts (i.e. contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). Each of the Natural Re-sources Portfolio and the Multiple Strategy Portfolio will further limit transactions in futures and options on futures to the extent necessary to pre-vent the Portfolio from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

  Foreign Exchange Transactions

  The Natural Resources Portfolio, the Global Strategy Portfolio, the Capital Stock Portfolio and the Multiple Strategy Portfolio may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related op-tions thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

  Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Portfolio will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Portfolio may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Portfolio has received or an-ticipates receiving a dividend or distribution. A Portfolio may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Portfolio is denominated or by purchasing a currency in which the Portfolio anticipates ac-quiring a portfolio position in the near future. A Portfolio may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

  The Portfolios authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the U.S. dollar through use of currency, futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See "Futures" above.

  The Portfolios authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options in securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified cur-rency on or before the expiration date for a specified amount of another cur-rency. The Portfolio may engage in transactions in options on currencies ei-ther on exchanges or OTC markets. See "Options on Securities and Securities Indices--Types of Options" above and "Additional Risk Factors of OTC Transac-tions; Limitations on the Use of OTC Strategic Instruments" below.

  No Portfolio will speculate in Currency Instruments. Accordingly, a Portfo-lio will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Portfolio may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). The Portfolio will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a de-monstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be signifi-cantly more cost-effective or provide substantially greater liquidity than ex-ecuting a similar hedging transaction by means of the currency being hedged.

  Risk Factors in Hedging Foreign Currency Risks. While a Portfolio's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Portfolio's shares, the net asset value of the Portfolio's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse cur-rency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Portfolio's hedging strategies will be ineffective. To the extent that a Port-folio hedges against anticipated currency movements which do not occur, the Portfolio may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, a Portfolio will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. It may not be possible for a Portfolio to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Portfolio is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not avail-able (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

  Risk Factors in Options, Futures and Currency Instruments

  Use of Strategic Instruments for hedging purposes involves the risk of imperfect correlation in movements in the value of the Strategic Instruments and the value of the instruments being hedged. If the value of the Strategic Instruments moves more or less than the value of the hedged instruments, a Portfolio will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

  Each Portfolio intends to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or the Portfolio will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

  Certain transactions in Strategic Instruments (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Portfolio to potential losses which exceed the amount originally invested by the Portfolio in such instruments. When a Portfolio engages in such a transaction, the Portfolio will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Portfolio's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction, but will not limit the Portfolio's exposure to loss.

  Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments

  Certain Strategic Instruments traded in OTC markets, including indexed securities and OTC options, may be substantially less liquid than other instruments in which a Portfolio may invest. The absence of liquidity may make it difficult or impossible for the Portfolio to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Portfolio to ascertain a market value for such instruments. A Portfolio will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Portfolio can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

  The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Portfolio has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Portfolio, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Portfolio and margin deposits on the Portfolio's outstanding OTC options exceeds 10% of the total assets of the Portfolio, taken at market value, together with all other assets of the Portfolio which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Portfolio to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Portfolio has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Portfolio will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

  Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of mar-gin, to the extent that a Portfolio has unrealized gains in such instruments or has deposited collateral with its counterparty the Portfolio is at risk that its counterparty will become bankrupt or otherwise fail to honor its ob-ligations. A Portfolio will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Strategic Instruments traded in OTC markets only with finan-cial institutions which have substantial capital or which have provided the Portfolio with a third-party guaranty or other credit enhancement.

  Additional Limitations on the Use of Strategic Instruments

  No Fund may use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly, except that the Natural Resources Portfolio may acquire securities indexed to a precious metal or other natural resource index.

OTHER CONSIDERATIONS

  The Investment Adviser has agreed with the Insurance Companies to use its best efforts to assure that each Portfolio of the Fund complies with certain investment limitations of the Internal Revenue Service in order for the Poli-cies to be treated as life insurance under the Code. It is not expected that any such investment limitations will materially affect the ability of any Portfolio to achieve its investment objectives. See "Investment Objectives and Policies of the Portfolios," page 13.

  The New York insurance law requires that investments of the Fund be made with the degree of care of an "ordinarily prudent person." The Investment Ad-viser believes that compliance with this standard will not have any negative impact on the performance of any of the Portfolios.

  In order for shares of the Portfolios to remain eligible investments for the Accounts, it may be necessary, from time to time, for a Portfolio to limit its investments in certain types of securities and in certain markets in accor-dance with the insurance laws or regulations of the various states in which the Policies are sold.

                                   DIRECTORS

  The Directors of the Fund are four individuals, three of whom are not con-sidered to be "interested persons" of the Fund as defined in the Investment Company Act of 1940. The Directors of the Fund are responsible for the overall supervision of the operations of the Fund and perform the various duties im-posed on the directors of investment companies by the Investment Company Act of 1940. The Board of Directors elects officers of the Fund annually.

  The Directors of the Fund and their principal employment are as follows:

  Terry K. Glenn*--Executive Vice President of the Investment Adviser and Fund Asset Management, L.P. ("FAM") and President and Director of the Distributor.

  Jack B. Sunderland--President and Director of American Independent Oil Com-pany, Inc. (energy company).

  Stephen B. Swensrud--Principal of Fernwood Associates (financial consul-tants).

  J. Thomas Touchton--Managing Partner of The Witt-Touchton Company (private investment partnership).
-------
* Interested person, as defined in the Investment Company Act of 1940, of the Fund.

CODE OF ETHICS

  The Board of Directors of the Fund has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940 which incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes signifi-cantly restrict the personal investing activities of all employees of the In-vestment Adviser and, as described below, impose additional, more onerous, re-strictions on fund investment personnel.

  The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as U.S. Govern-ment securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all em-ployees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any secu-rity which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) se-curity (15 or 30 days depending upon the transaction).

                              INVESTMENT ADVISER

  The Fund has entered into an Investment Advisory Agreement, dated August 7, 1985, with Merrill Lynch Asset Management, L.P. (the "Investment Adviser" or "MLAM"). The Investment Adviser is a wholly owned subsidiary of ML Group, Inc., a wholly owned subsidiary of Merrill Lynch & Co., Inc., a publicly-held financial services corporation. The address of the Investment Adviser is P.O. Box 9011, Princeton, New Jersey 08543-9011. The Investment Adviser or its af-filiate, FAM, presently acts as the investment adviser to over 130 other reg-istered investment companies.

  While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Fund, the Investment Advisory Agreement provides that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Portfolios and has responsibility for making decisions to buy, sell or hold any particular security. The Invest-ment Adviser provides the portfolio managers for each of the Portfolios, who consider information from various sources, make the necessary investment deci-sions and effect transactions accordingly. The Investment Adviser is also ob-ligated to perform certain administrative and management services for the Fund and is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreement. The Investment Adviser has access to the full range of the securities and economic research facilities of Merrill Lynch.

  During the Fund's fiscal year ended December 31, 1996 the advisory fees paid by the Fund to the Investment Adviser totalled $10,000,508 of which $1,854,767 was paid by the Money Reserve Portfolio, $750,063 by the Intermediate Govern-ment Bond Portfolio, $396,219 by the Long Term Corporate Bond Portfolio, $892,477 by the Capital Stock Portfolio, $711,667 by the Growth Stock Portfo-lio, $3,883,306 by the Multiple Strategy Portfolio, $367,927 by the High Yield Portfolio, $78,349 by the Natural Resources Portfolio, $741,975 by the Global Strategy Portfolio, and $323,758 by the Balanced Portfolio. In each case, the advisory fees represented 0.33% of the Portfolio's net assets. During the Fund's fiscal year ended December 31, 1996, the total operating expenses in-curred by the Fund's Portfolios (including the advisory fees paid to the In-vestment Adviser), before reimbursement of a portion of such expenses, were in the following amounts: $2,057,965 by the Money Reserve Portfolio (representing 0.36% of its average net assets), $858,514 by the Intermediate Government Bond Portfolio (representing 0.38% of its average net assets), $473,124 by the Long Term Corporate Bond Portfolio (rep-resenting 0.39% of its average net assets), $1,092,759 by the Capital Stock Portfolio (representing 0.40% of its average net assets), $826,421 by the Growth Stock Portfolio (representing 0.38% of its average net assets), $4,556,471 by the Multiple Strategy Portfolio (represent-ing 0.39% of its average net assets), $433,090 by the High Yield Portfolio (representing 0.39% of its average net assets), $135,630 by the Natural Re-sources Portfolio (representing 0.57% of its average net assets), $949,419 by the Global Strategy Portfolio (representing 0.42% of its average net assets), and $380,131 by the Balanced Portfolio (representing 0.39% of its average net assets).

  Pursuant to an amended Reimbursement Agreement among Monarch, the Investment Adviser and Merrill Lynch Life Agency, Inc., Monarch reimburses the expenses of each Portfolio which exceed 0.50% of its average net assets. For the fiscal year ended December 31, 1996, Monarch reimbursed a total of $16,501 in ex-penses, all of which were attributed to the Natural Resources Portfolio.

  Thomas R. Robinson has been responsible for the day-to-day management of the Balanced Portfolio, Capital Stock Portfolio, Global Strategy Portfolio and Multiple Strategy Portfolio since November 1995. Mr. Robinson has been a Se-nior Portfolio Manager of the Investment Adviser since 1995 and a Vice Presi-dent of MLAM since 1996. Prior thereto, Mr. Robinson was employed by Merrill Lynch & Co.'s Global Securities Research & Economics Group where he served as Manager of International Equity Strategy from 1989 to 1995.

  Lawrence R. Fuller has served as the Growth Stock Portfolio's Portfolio Man-ager since August 1993, and is primarily responsible for the Portfolio's day-to-day management. He has served as Vice President of MLAM since 1992.

  Aldona Schwartz has served as the High Yield Portfolio's Co-Portfolio Man-ager since July 1993, and shares responsibility for the Portfolio's day-to-day management with Vincent T. Lathbury. She has served as Vice President of MLAM since 1991 and as an employee of the Investment Adviser since 1986.

  Jay C. Harbeck has served as the Intermediate Government Bond Portfolio's Portfolio Manager since July 1992, and as the Long Term Corporate Bond Portfo-lio's Portfolio Manager since July 1992. He is primarily responsible for each Portfolio's day-to-day management. He has served as Vice President of MLAM since 1986.

  Vincent T. Lathbury, III has served as the High Yield Portfolio's Co-Portfo-lio Manager since July 1993, and shares responsibility for the Portfolio's day-to-day manage-ment with Aldona Schwartz. He has served as Vice President of MLAM and FAM since 1990 and Portfolio Manager of MLAM and FAM since 1982.

  Jacqueline Rogers has served as the Money Reserve Portfolio's Portfolio Man-ager since June 1992, and is primarily responsible for the Portfolio's day-to-day management. She has served as Vice President of MLAM since 1985.

  Peter Lehman has served as the Natural Resources Portfolio's Portfolio Man-ager since January 1994, and is primarily responsible for the Portfolio's day-to-day management. He has served as Vice President of MLAM since 1994; Senior Fund Analyst for an international fund managed by the Investment Advisor from 1992 to 1994; and Director and Senior Portfolio Manager for Prudential Insur-ance Company of America from 1989 to 1991.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

  None of the Fund's Portfolios has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors of the Fund, the Investment Adviser is primarily responsi-ble for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing orders, it is the policy of each Portfolio to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transactions and dif-ficulty of execution. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

  Under the Investment Company Act of 1940, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of the Fund's portfolio securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Af-filiated persons of the Fund may serve as its broker in over-the-counter transactions conducted on an agency basis. The Securities and Exchange Commis-sion has issued an order permitting the Fund to conduct certain principal transactions with respect to the Money Reserve Portfolio with Merrill Lynch Government Securities Inc. ("GSI") and Merrill Lynch Money Markets Inc. ("MMI") in U.S. Government and government agency securities, and certain other money market securities, subject to certain terms and conditions. During the fiscal year ended December 31, 1996, the Fund engaged in 141 transactions pur-suant to the exemptive order aggregating approximately $183.4 million.

  For the fiscal year ended December 31, 1996, the Fund paid brokerage commis-sions of approximately $4,018,947, of which $154,459 was paid to Merrill Lynch.

                              PURCHASE OF SHARES

  The Fund is offering its shares, without sales charge, only for purchase by the Accounts as an investment medium for the Policies. The Fund continuously offers shares in each of its Portfolios to the Insurance Companies at prices equal to the respective per share net asset value of the Portfolios. Merrill Lynch Funds Distributor, Inc., a wholly owned subsidiary of the Investment Ad-viser, acts as the distributor of the shares. Net asset value is determined in the manner set forth below under "Determination of Net Asset Value."

                             REDEMPTION OF SHARES

  The Fund is required to redeem all full and fractional shares of the Portfo-lios for cash. The redemption price is the net asset value per share next de-termined after the initial receipt of proper notice of redemption.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

  It is the Fund's intention to distribute substantially all the net invest-ment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio, other than the Money Reserve Portfolio, will consist of all payments of dividends or interest received by such Portfolio less the estimated expenses of such Portfolio (including fees payable to the Investment Adviser). Net investment income of the Money Reserve Portfolio (from the time of the immediate preceding determination thereof) consists of (i) interest ac-crued and/or discount earned (including both original issue and market dis-count), (ii) plus or minus all realized gains and losses on its portfolio se-curities, (iii) less the estimated expenses of the Money Reserve Portfolio (including the fees payable to the Investment Adviser) applicable to that div-idend period.

  Dividends on the Money Reserve Portfolio are declared daily and paid and re-invested monthly in additional full and fractional shares of the Portfolio. Dividends from investment income of the Intermediate Government Bond, High Yield and Long Term Corporate Bond Portfolios are declared and reinvested monthly in additional full and fractional shares of the respective Portfolios. Dividends from investment income of the Natural Resources, Global Strategy, Balanced, Capital Stock, Growth Stock and Multiple Strategy Portfolios will be declared at least semi-annually and reinvested in additional full and frac-tional shares of the respective Portfolios. All net realized long-term or short-term capital gains of the Fund, if any, other than short-term capital gains of the Money Reserve Portfolio, are declared and distributed annually after the close of the Fund's fiscal year to the shareholders of the Fund to which such gains are attributable. Short-term capital gains are taxable as or-dinary income.

TAX TREATMENT OF THE FUND

  Each Portfolio intends to continue to qualify as a regulated investment com-pany under certain provisions of the Code. Under such provisions, a Portfolio will not be subject to federal income tax on such part of its net ordinary in-come and net realized capital gains which it distributes to shareholders. One of the requirements to qualify for treatment as a regulated investment company under the Code is that a Portfolio, among other things, derive less than 30% of its gross income in each taxable year from gains (without deduction for losses) from the sale or other disposition of stock, securities and certain options, futures or forward contracts held for less than three months. This requirement may limit the ability of certain Portfolios, including the Balanced Portfolio, to dispose of certain securities at times when management of the Fund deems such disposition appropriate or de-sirable. If a Portfolio earns original issue discount income in a taxable year which is not represented by correlative cash income, or if a Portfolio re-ceives property rather than cash in payment of interest, shareholders will be allocated income greater than the amount of cash distributed to them. In addi-tion, the Portfolio may have to dispose of securities and use the proceeds thereof to make distributions in amounts necessary to satisfy its distribution requirements under the Code.

TAX TREATMENT OF THE INSURANCE COMPANIES AS SHAREHOLDERS

  Dividends paid by each Portfolio from its ordinary income and distributions of each Portfolio's net realized capital gains are includible in the Insurance Companies' gross income. Distributions of a Portfolio's net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the Insurance Companies' tax status. To the extent that income of a Portfolio represents qualified divi-dends on common or preferred stock, its distributions to the Insurance Compa-nies will be eligible for the present 70% dividends received deduction appli-cable in the case of a life insurance company as provided in the Code. Not later than 60 days after the end of each calendar year, the Fund will send to the Insurance Companies a written notice required by the Code designating the amount and character of any distributions made during such year.

                               PERFORMANCE DATA

  From time to time one or more of the Fund's Portfolios may include its aver-age annual total return and yield for various specified time periods in adver-tisements or information furnished to present or prospective shareholders. Av-erage annual total return and yield are computed in accordance with formulas specified by the Securities and Exchange Commission.

  Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recur-ring and nonrecurring expenses. Average annual total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Account level which, if included, would decrease total return.

  Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the offering price per share on the last day of the period. The yield for the 30-day period ending December 31, 1996 for the Intermediate Government Bond Portfolio was 5.94%, for the Long Term Corporate Bond Portfolio was 6.63%, and for the High Yield Portfolio was 9.37%. The yield quotations may be of limited use for com-parative purposes because they do not reflect charges imposed at the Account level which, if included, would decrease the yield.

  Total return and yield figures are based on a Portfolio's historical perfor-mance and are not intended to indicate future performance. The Portfolio's to-tal return and yield will vary depending on market conditions, the securities comprising the Portfolio's portfolio, the Portfolio's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Portfolio will fluctuate and an in-vestor's shares, when redeemed, may be worth more or less than their original cost.

  On occasion, one or more of the Fund's Portfolios may compare its perfor-mance to that of the Standard & Poor's 500 Composite Stock Price Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine, Chase Investment Perfor-mance Digest, Financial Services Weekly, Kiplinger Personal Finance, The Wall Street Journal, USA Today, Barron's, Strategic Insight, Donaghues, Investor Business Daily and Ibbotson Associates. As with other performance data, per-formance comparisons should not be considered indicative of the Portfolio's relative performance for any future period.

                            ADDITIONAL INFORMATION

DETERMINATION OF NET ASSET VALUE

  The net asset value of the shares of each Portfolio is determined once daily by the Investment Adviser immedi-ately after the declaration of dividends, if any, and is deter- mined as of 15 minutes after the close of business on the New York Stock Exchange on each day during which the New York Stock Exchange is open for business. The New York Stock Exchange is open on business days other than national holidays (except for Martin Luther King Day, when it is open) and Good Friday. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevail-ing market rates as quoted by one or more banks or dealers on the day of valu-ation. A Portfolio's net asset value will be computed only on days on which there is sufficient trading in portfolio securities that its net asset value might be materially affected, and only if an order for purchase, redemption or repurchase of shares is received. The net asset value per share of each Port-folio other than the Money Reserve Portfolio is computed by dividing the sum of the value of the securities held by that Portfolio plus any cash or other assets (including interest and dividends accrued) minus all liabilities (in-cluding accrued expenses) by the total number of shares outstanding of that Portfolio at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily. The net asset value of the Money Reserve Portfolio is determined pursuant to the "penny rounding" method by adding the fair value of all securities and other assets in the Portfolio, deducting the Portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent.

  Securities held by each Portfolio will be valued as follows: portfolio secu-rities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lack-ing any sales, at the last available bid price. Securities other than money market securities traded in the over-the-counter market are valued at the last available bid price in the over-the-counter market prior to the time of valua-tion. Portfolio securities which are traded both in the over-the-counter mar-ket and on a stock exchange are valued according to the broadest and most rep-resentative market, and it is expected that for debt securities this ordinar-ily will be the over-the-counter market. When a Portfolio writes an option, the amount of the premium received is recorded on the books as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased by a Portfolio are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter mar-ket, the last bid price. Futures contracts are valued at settlement price at the close of the applicable exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund. Securities with a remaining maturity of 60 days or less may be valued on an amortized cost basis, unless particular circumstances dictate otherwise.

ORGANIZATION OF THE FUND

  The Fund was incorporated on September 4, 1980 as the Merrill Lynch Invest-ment Series Fund, Inc. On January 16, 1981, the Fund changed its name to Mer-rill Lynch Series Fund, Inc. The authorized capital stock of the Fund consists of 4,100,000,000 shares of Common Stock, par value $0.10 per share. The shares of Common Stock are divided into twenty classes, Money Reserve Portfolio Com-mon Stock, Intermediate Government Bond Portfolio Common Stock, Long Term Cor-porate Bond Portfolio Common Stock, High Yield Portfolio Common Stock, Capital Stock Portfolio Common Stock, Growth Stock Portfolio Common Stock, Multiple Strategy Portfolio Common Stock, Natural Resources Portfolio Common Stock, Global Strategy Portfolio Common Stock, Balanced Portfolio Common Stock and ten classes of Common Stock that have been designated classes A, B, C, D, E, F, G, H, I and J, respectively. The Fund has no present plan to issue shares of classes A, B, C, D, E, F, G, H, I or J Common Stock. Each class of Common Stock consists of 100,000,000 shares except for the Money Reserve Portfolio which has 2,000,000,000 authorized shares and the Multiple Strategy Portfolio which has 300,000,000 authorized shares. All shares of Common Stock have equal voting rights, except that only shares of the respective Portfolios are enti-tled to vote on matters concerning only that Portfolio. Pursuant to the In-vestment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Fund may not be binding on a class whose shareholders have not approved such matter. Each issued and outstanding share of a class is entitled to one vote and to participate equally in dividends and distributions declared with respect to such class and in net assets of such class upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each class, when is-sued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any class are entitled to redeem their shares as set forth under "Redemption of Shares." Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors. The Fund does not intend to hold meetings of shareholders unless under the Investment Com-pany Act of 1940 shareholders are required to act on any of the following mat-ters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of the selection of independent accountants.

  Monarch provided the initial capital for each of the Fund's Portfolios and the Investment Adviser paid the initial organizational expenses of each Port-folio. The Investment Adviser was reimbursed by Monarch for all such expenses over a five-year period.

INDEPENDENT AUDITORS

  Deloitte & Touche LLP, Princeton, New Jersey, has been selected as the inde-pendent auditors of the Fund. The selection of independent auditors is subject to annual ratification by the Fund's shareholders.

CUSTODIAN

  The Bank of New York, 90 Washington Street, New York, New York 10286, acts as custodian (the "Custodian") of the Fund's assets.

TRANSFER AND DIVIDEND DISBURSING AGENT

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Fund's transfer agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. MLFDS will receive an annual fee of $5,000 per Portfolio and will be entitled to reimbursement of out-of-pocket expenses. Prior to June 1, 1990, the Custodian was the Fund's transfer agent.

LEGAL COUNSEL

  Rogers & Wells, New York, New York, is counsel for the Fund.

REPORTS TO SHAREHOLDERS

  The fiscal year of the Fund ends on December 31 of each year. The Fund will send to its shareholders at least semi-annually reports showing the securities of the Fund's Portfolios and other information. An annual report, containing financial statements, audited by independent auditors, will be sent to share-holders each year.

ADDITIONAL INFORMATION

  This Prospectus does not contain all the information included in the Regis-tration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commis-sion.

  The Statement of Additional Information, dated April 25, 1997, which forms a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the of-fice of the Securities and Exchange Commission in Washington, D.C.

                      APPENDIX A: MONEY MARKET SECURITIES

  U.S. Government Securities. The Money Reserve, Intermediate Government Bond, Multiple Strategy and Balanced Portfolios (and, for temporary or defensive purposes, each other Portfolio) may invest in the various types of marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Trea-sury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

  Government Agency Securities. The Money Reserve, Intermediate Government Bond, Multiple Strategy and Balanced Portfolios (and, for temporary or defen-sive purposes, each other Portfolio) may invest in government agency securi-ties, which are debt securities issued by government-sponsored enterprises, federal agencies and international institutions. Such securities are not di-rect obligations of the Treasury but involve government sponsorship or guaran-tees by government agencies or enterprises. These Portfolios may invest in all types of government agency securities currently outstanding or to be issued in the future, including Government National Mortgage Association mortgage-backed certificates and other mortgage-backed government agency securities.

  Bank Money Instruments. The Money Reserve, Multiple Strategy and Balanced Portfolios (and, for temporary or defensive purposes, each other Portfolio) may invest in bank money instruments, such as certificates of deposit, includ-ing variable-rate certificates of deposit, and bankers' acceptances. Certifi-cates of deposit are generally short-term, interest-bearing negotiable certif-icates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable-rate certificates of de-posit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day inter-vals ("coupon dates"), based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically.

  A bankers' acceptance is a time draft drawn on a commercial bank by a bor-rower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is li-able for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have matu-rities of six months or less and are traded in secondary markets prior to ma-turity.

  The Money Reserve Portfolio may invest in certificates of deposit and bank-ers' acceptances issued by foreign banks or branches or subsidiaries of U.S. or foreign banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations).

  The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or sub-sidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Money Reserve Portfolio.

  Except as otherwise provided above with respect to investment in Eurodollar or Yankeedollar obligations, the Money Reserve Portfolio may not invest in any security issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least one billion dollars and has its deposits insured by the Federal Deposit Insurance Corporation.

  Short-Term Debt Instruments. The Money Reserve Portfolio (and, for temporary or defensive purposes, each other Portfolio) may invest in commercial paper (including variable amount master demand notes and insurance company funding agreements), which refers to short-term, promissory notes issued by U.S. or foreign corporations, trusts, partnerships, or other entities to finance short-term credit needs. Investments in foreign entities in general involve the same risks as those described in "Investment Restrictions--Portfolio Strategies--Investment in Eurodollar and Yankeedollar Obligations" in the Statement of Additional Information. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pur-suant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Insurance company funding agreements are demand obligations that permit the investment of a fixed amount at rates of interest which are either fixed or which reset periodically to match fluctuations in a short-term money market rate, such as federal funds or LIBOR, agreed upon as a benchmark by the Fund and the insurance company. Be-cause variable amount master notes and insurance company fund-ing agreements are direct lending arrangements between the lender and borrow-er, it is not generally contemplated that such instruments will be traded and there is no secondary market for such instruments. Typically, agreements re-lating to such instruments provide that the lender may not sell or otherwise transfer the instrument without the borrower's consent. Such instruments pro-vide that the interest rate on the amount outstanding is adjusted periodical-ly, in accordance with a stated short-term interest rate benchmark. Since the interest rate of such instruments are adjusted no less often than every 60 days and since repayment may be demanded at any time, the Investment Adviser values such instruments in accordance with the amortized cost basis described under "Determination of Net Asset Value" in the Statement of Additional Infor-mation.

  The Money Reserve Portfolio (and, for temporary or defensive purposes, each other Portfolio) may also invest in non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to ma-turity at date of settlement. Debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

  Repurchase Agreements. Each Portfolio may invest in securities subject to repurchase agreements with any member bank of the Federal Reserve System or primary dealer in U.S. Government securities, or affiliates thereof. A repur-chase agreement is an instrument under which the purchaser (i.e., the Portfo-lio) acquires ownership of the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchas-er's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities will only consist of U.S. Government or government agency securities, certificates of deposit, commercial paper or bankers' acceptances except that the underlying securities for the Intermediate Government Bond Portfolio will only consist of U.S. Government or government agency securities. Repurchase agreements usually are for short periods, such as under one week. Each Portfolio will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price any time during the term of the repurchase agreement. In the event of a default by the seller because of bankruptcy or otherwise, the Portfolio may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

  Reverse Repurchase Agreements. Each Portfolio may enter into reverse repur-chase agreements, which involve the sale of money market securities held by the Portfolio with an agreement to repurchase the securities at an agreed upon price, date and interest payment. The Portfolio will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolio will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. A separate account of each Portfolio will be established with the Custodian consisting of cash or liquid securities having a market value at all times at least equal in value to the proceeds received on any sale subject to repurchase plus accrued inter-est.

               APPENDIX B: DESCRIPTION OF CORPORATE BOND RATINGS

RATINGS OF CORPORATE BONDS

  Description of Corporate Bond Ratings of Moody's Investors Service, Inc.:

  Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa--Bonds which are rated Aa are judged to be of high quality by all stan-dards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protec-tive elements may be of greater amplitude or there may be other elements pres-ent which make the long term risks appear somewhat larger than in Aaa securi-ties.

  A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving secu-rity to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa--Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position char-acterizes bonds in this class.

  B--Bonds which are rated B generally lack characteristics of a desirable in-vestment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcom-ings.

  C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  CON. (...)--Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when fa-cilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

  NOTE: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, BAA1, Ba1 and B1.

  Description of Corporate Bond Ratings of Standard & Poor's Ratings Group:

  AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  AA--Debt rated AA has a very strong capacity to pay interest and repay prin-cipal and differs from the higher rated issues only in small degree.

  A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB--Debt rated BBB is regarded as having an adequate capacity to pay inter-est and repay principal. Whereas it normally exhibits adequate protection pa-rameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

  BB, B, CCC, CC--Debt rated BB, B, CCC and CC is regarded on balance, as pre-dominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse con-ditions.

  C--The rating C is reserved for income bonds on which no interest is being paid.

  D--Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

  PLUS (+) OR MINUS (--): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  PROVISIONAL RATINGS: The letter "P" indicates that the rating is provision-al. A provisional rating assumes the successful completion of the project be-ing financed by the debt being rated and indicates that payment of debt serv-ice requirements is largely or entirely dependent upon the successful and timely completion of the project. The rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the like-lihood of, or the risk of default upon failure of such completion. The in-vestor should exercise his own judgment with respect to such likelihood and risk.

  L--letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

  NR--indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                                  DISTRIBUTOR
                     Merrill Lynch Funds Distributor, Inc.
                                 P.O. Box 9081
                        Princeton, New Jersey 08543-9081

                               INVESTMENT ADVISER
                      Merrill Lynch Asset Management, L.P.
                            Administrative Offices:
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536

                                Mailing Address:
                                 P.O. Box 9011
                        Princeton, New Jersey 08543-9011

                                   CUSTODIAN
                              The Bank of New York
                              90 Washington Street
                                   12th Floor
                            New York, New York 10286

                     TRANSFER AND DIVIDEND DISBURSING AGENT
                  Merrill Lynch Financial Data Services, Inc.
                            Administrative Offices:
                           4800 Deer Lake Drive East
                        Jacksonville, Florida 32246-6484

                                Mailing Address:
                                 P.O. Box 45289
                        Jacksonville, Florida 32232-5289

                                 LEGAL COUNSEL
                                 Rogers & Wells
                                200 Park Avenue
                            New York, New York 10166

                              INDEPENDENT AUDITORS

                           Deloitte & Touche LLP
                                117 Campus Drive
                          Princeton, New Jersey 08540

STATEMENT OF ADDITIONAL INFORMATION

APRIL 25, 1997

                        MERRILL LYNCH SERIES FUND, INC.

  P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 . PHONE NO. (609) 282-2800

  Merrill Lynch Series Fund, Inc. (the "Fund") is an open-end management in-vestment company which has a wide range of investment objectives among its ten separate Portfolios: Money Reserve Portfolio, Intermediate Government Bond Portfolio, Long Term Corporate Bond Portfolio, High Yield Portfolio, Capital Stock Portfolio, Growth Stock Portfolio, Multiple Strategy Portfolio, Natural Resources Portfolio, Global Strategy Portfolio and Balanced Portfolio. Each Portfolio is in effect a separate fund issuing its own shares.

  The shares of the Portfolios will be sold only to separate accounts (the "Separate Accounts") of the Merrill Lynch Insurance Companies, as defined be-low, and Monarch Life Insurance Company's Variable Account A (collectively, the "Accounts") to fund benefits under Variable Life Insurance Policies (the "Policies") issued by Merrill Lynch Life Insurance Company and ML Life Insur-ance Company of New York, indirect wholly owned subsidiaries of Merrill Lynch & Co., Inc. (collectively, the "Merrill Lynch Insurance Companies"), and Mon-arch Life Insurance Company ("Monarch" and, together with the Merrill Lynch Insurance Companies, the "Insurance Companies"). The Accounts invest in shares of the Fund in accordance with allocation instructions received from Policyowners. Such allocation rights are further described in the accompanying Prospectus for the Policies. The Insurance Companies redeem shares to the ex-tent necessary to provide benefits under the Policies.

                               ----------------

  This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the Prospectus of the Fund (the "Prospec-tus") dated April 25, 1997, which has been filed with the Securities and Ex-change Commission and is available upon oral or written request without charge. Copies of the Prospectus can be obtained by calling or by writing the Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                               ----------------

              MERRILL LYNCH ASSET MANAGEMENT--INVESTMENT ADVISER
              MERRILL LYNCH FUNDS DISTRIBUTORS, INC.--DISTRIBUTOR

                               ----------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
     Investment Objectives and Policies....................................   2
     Investment Restrictions...............................................   2
     Management of the Fund................................................   6
     Investment Advisory Arrangements......................................   7
     Determination of Net Asset Value......................................   8
     Portfolio Transactions and Brokerage..................................   9
     Redemption of Shares..................................................  10
     Dividends, Distributions and Taxes....................................  11
     Distribution Arrangements.............................................  11
     Performance Data......................................................  11
     Additional Information................................................  12
     Independent Auditors' Report..........................................  13
     Financial Statements..................................................  15

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives of the Money Reserve Portfolio are the preserva-tion of capital, liquidity and the highest possible current income consistent with the foregoing objectives by investing in short-term money market securi-ties. The Intermediate Government Bond Portfolio seeks to attain the highest possible current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies. The investment objective of the Long Term Corporate Bond Portfolio is to attain as high a level of current income as is consistent with prudent investment risk, by investing primarily in fixed-in-come, high quality corporate bonds. The High Yield Portfolio seeks high cur-rent income consistent with prudent investment management by investing primar-ily in fixed-income securities rated in the lower rating categories of the es-tablished rating services. The Capital Stock Portfolio seeks to attain long-term growth of capital and income, plus moderate current income, principally by investing in common stocks which are considered to be of good or improving quality or which are thought to be undervalued based on criteria such as his-torical price/book value ratios and price/earnings ratios. The investment ob-jective of the Growth Stock Portfolio is to attain above average long-term growth of capital by investing primarily in common stocks of aggressive growth companies that are considered to have special growth potential. The Multiple Strategy Portfolio seeks a high total investment return consistent with pru-dent risk through a fully managed investment policy utilizing equity securi-ties, primarily common stocks of large-capitalization companies, as well as investment grade intermediate- and long-term debt securities and money market securities. The Natural Resources Portfolio seeks to attain long-term growth of capital and the protection of the purchasing power of shareholders' capital by investing in equity securities of domestic and foreign companies with sub-stantial natural resource assets. The investment objective of the Global Strategy Portfolio is high total investment return by investing primarily in a portfolio of equity and fixed income securities of U.S. and foreign issuers. The investment objective of the Balanced Portfolio is to seek a level of cur-rent income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital ap-preciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of debt and equity secu-rities.

  Reference is made to "Investment Objectives and Policies of the Portfolios" on page 13 of the Prospectus for a more complete discussion of the investment objectives and policies of the Fund.

                            INVESTMENT RESTRICTIONS

RESTRICTIONS APPLICABLE TO ALL OF THE PORTFOLIOS

  The Fund has adopted the following restrictions and policies relating to the investment of assets of the Portfolios and their activities. These are funda-mental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Portfolio affected (which for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstand-ing shares). A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio. The Fund may not issue senior securities (except to the extent that borrowings under item (9) below exceeding 5% may be deemed to be senior securities under the Investment Company Act of 1940) and, subject to the separate restrictions on the types of securities in which the Money Reserve and Intermediate Govern-ment Bond Portfolios may invest as set forth below, each Portfolio of the Fund may not:

    1. Except with respect to the Natural Resources and Global Strategy Port-folios, (a) invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Govern-ment or government agency securities) of any one issuer (including repur-chase agreements with any one bank) and (b) purchase more than either (i) 10% in principal amount of the outstanding debt securities of an issuer, or
  (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies, bank money instruments or bank repurchase agreements.

    2. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction), except for the Natural Resources Portfolio, which when management anticipates sig-nificant economic, political or financial instability, may, subject to the diversification requirements of the Internal Revenue Code relating to qual-ification under the Code as a regulated investment company, invest more than 25% of its total assets in gold-related companies.

    3. Alone, or together with any other Portfolio or Portfolios, make in-vestments for the purpose of exercising control over, or management of, any issuer.

    4. Purchase securities of other investment companies, except in connec-tion with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment compa-nies where no underwriter or dealer's commission or profit, other than cus-tomary broker's commission, is involved, and only if immediately thereafter not more than 10% of such Portfolio's total assets, taken at market value, would be invested in such securities.

    5. Purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, ex-cept that any Portfolio may purchase securities of issuers which invest or deal in any of the above and the Multiple Strategy, Natural Resources and Global Strategy Portfolios may engage in transactions in currency, forward currency contracts, futures contracts and options thereon and the Natural Resources Portfolio may purchase, sell or otherwise invest or deal in com-modities or commodity contracts. (As a matter of operating policy, however, the Natural Resources Portfolio at present does not intend to engage in transactions in commodities or commodity contracts, other than foreign cur-rency, futures contracts and options on futures.)

    6. Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and the Multiple Strategy, Natural Re-sources and Global Strategy Portfolios may make margin payments in connec-tion with transactions in options, forward currency contracts, futures con-tracts and options on futures contracts) or make short sales of securities or maintain a short position (except that the Multiple Strategy Portfolio, Natural Resources and Global Strategy Portfolios may maintain short posi-tions in forward currency contracts, options, futures contracts and options on futures contracts).

    7. Make loans, except as provided in (8) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations not being considered the making of a loan).

    8. Lend its portfolio securities in excess of 33 1/3% of its total as-sets, taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Other Portfolio Strategies--Lending of Portfolio Securities" on page 21 of the Prospectus.

    9. Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes.

    10. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Portfolio except as may be necessary in connection with borrowings mentioned in (9) above (and then such mortgaging, pledging or hypothecating may not exceed 10% of such Portfolio's total assets, taken at market value at the time thereof), and except as may be necessary for the Multiple Strategy Portfolio, Natural Re-sources Portfolio or Global Strategy Portfolio in connection with transac-tions in options, forward currency contracts, futures contracts and options on futures contracts. In order to comply with certain state statutes, each Portfolio, other than the Multiple Strategy Portfolio, Natural Resources Portfolio or Global Strategy Portfolio, will not, as a matter of operating policy, mortgage, pledge or hypothecate its portfolio securities to the ex-tent that at any time the percentage of the value of pledged securities plus the maximum sales charge will exceed 10% of the value of such Portfo-lio's shares at the maximum offering price.

    11. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling port-folio securities.

    12. Except for the Multiple Strategy, Natural Resources and Global Strat-egy Portfolios, write, purchase or sell puts, calls or combinations there-of, except that the Capital Stock Portfolio and the Balanced Portfolio may write covered call options.

    13. Except with respect to the Capital Stock Portfolio, the Natural Re-sources Portfolio, the Global Strategy Portfolio and the Multiple Strategy Portfolio, invest in securities of foreign issuers if at the time of acqui-sition more than 10% of its total assets, and in the case of the Capital Stock Portfolio 20% of its total assets, taken at market value at the time of the investment, would be invested in such securities; provided, however, that up to 25% of the total assets of such Portfolio may be invested in se-curities (i) issued, assumed or guaranteed by foreign governments, or po-litical subdivisions or instrumentalities thereof, (ii) assumed or guaran-teed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange. (As a matter of operat-ing policy, however, the Multiple Strategy Portfolio will not invest in the securities of foreign issuers if at the time of acquisition more than 25% of its total assets would be invested in such securities. In addition, the Balanced Portfolio, as a matter of operating policy, does not intend to in-vest any portion of its assets in the securities of foreign issuers.) See "Other Portfolio Strategies--Foreign Securities" in the Prospectus. Consis-tent with the general policy of the Securities and Exchange Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized,
  (ii) the country in which the issuer's securities are principally traded, or (iii) a country in which the issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, invest-ments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.

    14. Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the "bunching" of orders for the sale or purchase of portfolio securities with the other Portfolios or with individually managed accounts advised or sponsored by the Invest-ment Adviser or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution).

    15. Purchase or retain the securities of any issuer, if those individual officers and directors of the Fund, Merrill Lynch Asset Management or any subsidiary thereof each owning beneficially more than 1/2 of 1% of the se-curities of such issuer, own in the aggregate more than 5% of the securi-ties of such issuer.

RESTRICTIONS APPLICABLE ONLY TO THE MONEY RESERVE AND INTERMEDIATE GOVERNMENT BOND PORTFOLIOS

  The Money Reserve Portfolio may not invest in any security which is not a short-term money market security as described under "Investment Objectives and Policies of the Portfolios--Money Reserve Portfolio" in the Prospectus. The In-termediate Government Bond Portfolio may not invest in any security which is not issued or guaranteed by the U.S. Government or one of its agencies or which has a stated maturity greater than fifteen years from the date of purchase.

SPECIAL CONSIDERATIONS WITH RESPECT TO THE NATURAL RESOURCES PORTFOLIO

  In determining compliance by the Natural Resources Portfolio with its policy on investing in the securities of issuers primarily engaged in the same indus-try, management will rely on the industrial classifications contained in the Standard & Poor's Register of Corporations, Directors and Executives.

PORTFOLIO STRATEGIES

  Forward Commitments. Portfolios may purchase U.S. Government securities and corporate bonds on a forward commitment basis at fixed purchase terms with pe-riods of up to 45 days or, in the case of the Money Reserve Portfolio, 180 days between the commitment and settlement dates. The purchase will be recorded on the date a Portfolio enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Portfolio's net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Portfolio will be established with The Bank of New York, Custodian of the Fund, consisting of cash or liquid securities having a market value at all times until the delivery date at least equal to the amount of the forward commitment. Although a Portfolio will gener-ally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if man-agement of the Fund deems it appropriate to do so. There can, of course, be no assurance that the judgments upon which these techniques are based will be ac-curate or that such techniques when applied will be effective. The Portfolios will enter into forward commitment arrangements only with respect to securities in which they may otherwise invest as described under "Investment Objectives and Policies of the Portfolios" on page 13 of the Prospectus.

  Lending of Portfolio Securities. Subject to investment restriction (8) above, each Portfolio may from time to time loan securities from its portfolio to bro-kers, dealers and financial institutions and receive collateral in cash or se-curities issued or guaranteed by the U.S. Government which will be maintained in amounts equal to at least 100% of the current market value of the loaned se-curities at all times while the loan is outstanding. Any cash collateral will be invested in short-term securities, the income from which will increase the return to the Portfolio. Such loans, which will not have terms longer than 30 days, will be terminable at any time. The Portfolio will retain all rights of beneficial ownership as to the loaned portfolio securities, including voting rights and rights to interest or other distributions, and will have the right to regain record ownership of loaned securities to ex-ercise such beneficial rights. Such loans will be terminable at any time. The Portfolio may pay reasonable finders', administrative and custodial fees to persons unaffiliated with the Portfolio in connection with the arranging of such loans. The dividends, interest, and other distributions received by the Portfolio on loaned securities may, for tax purposes, be treated as income other than qualified income for the 90% test discussed under "Dividends, Dis-tributions and Taxes--Federal Income Taxes." The Fund's Portfolios intend to lend portfolio securities only to the extent that such activity does not jeop-ardize the Fund's qualification as a regulated investment company under Subchapter M of the Code.

   Investment in Eurodollar and Yankeedollar Obligations. As is discussed in the Prospectus, the Money Reserve Portfolio may invest in U.S. dollar-denomi-nated obligations issued by foreign banks or branches or subsidiaries of U.S. or foreign banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations). Investment in Eurodollar and Yankeedollar obligations may involve different risks from the risks of invest-ing in obligations of U.S. banks. See "Other Portfolio Strategies--Foreign Se-curities" in the Prospectus. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of for-eign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank than about a U.S. bank, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evi-dence of ownership of Eurodollar obligations may be held outside of the United States, and the Money Reserve Portfolio may be subject to the risks associated with the holding of such property overseas. Eurodollar obligations of the Money Reserve Portfolio held overseas will be held by foreign branches of the Custodian for the Money Reserve Portfolio or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Invest-ment Company Act of 1940.

  The Investment Adviser will consider the above factors in making investments in Eurodollar and Yankeedollar obligations and will not knowingly purchase ob-ligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Money Reserve Portfolio will limit its Euro-dollar and Yankeedollar investments to obligations of banks organized in Cana-da, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

  Restricted Securities. From time to time the High Yield Portfolio may invest up to 10% of its assets in securities the disposition of which is subject to legal restrictions, such as restrictions imposed by the Securities Act of 1933 on the resale of securities acquired in private placements. If registration of such securities under the Securities Act is required, such registration may not be readily accomplished, and if such securities may be resold without reg-istration, such resale may be permissible only in limited quantities. In ei-ther event, the Portfolio may not be able to sell its restricted securities at a time which, in the judgment of the Investment Adviser, would be most oppor-tune.

  Standby Commitment Agreements. The High Yield Portfolio may from time to time enter into standby commitment agreements. Such agreements commit the Portfolio, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Portfolio at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Portfolio is paid a commitment fee, regardless of whether or not the security is ultimately is-sued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Portfolio has committed to purchase. The Portfolio will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advanta-geous to the Portfolio. The Portfolio will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of the securities sub-ject to such commitments, together with the value of the portfolio securities subject to legal restrictions on resale, will not exceed 10% of its assets taken at the time of acquisition of such commitment or security. The Portfolio will at all times maintain a segregated account with the Fund's Custodian of cash or liquid securities in an amount equal to the purchase price of the se-curities underlying the commitment.

  There can be no assurance that the securities subject to a standby commit-ment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Portfolio may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

  The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will there-after be reflected in the calculation of the Portfolio's net asset value. If the security is issued, the cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.






                            MANAGEMENT OF THE FUND

  The directors and executive officers of the Fund and their principal occupa-tions for at least the last five years, their ages and the public companies for which they serve as directors are set forth below. Unless otherwise noted, the address of each executive officer and director is P.O. Box 9011, Prince-ton, New Jersey 08543-9011.

  Terry K. Glenn (56)--President and Director(1)(2)--Executive Vice President of the Investment Adviser and Fund Asset Management, L.P. ("FAM") since 1983; Executive Vice President and Director of Princeton Services, Inc. since 1993; President of Merrill Lynch Funds Distributor, Inc. (the "Distributor") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988; and Director of Merrill Lynch Financial Data Services, Inc. since 1985.

  Jack B. Sunderland (68)--Director(2)--P.O. Box 7, West Cornwall, Connecticut 06796. President and Director of American Independent Oil Company, Inc. (en-ergy company) since 1987; Member of Council on Foreign Relations since 1971.

  Stephen B. Swensrud (63)--Director(2)--24 Federal Street, Suite 400, Boston, Massachusetts 02110. Chairman of Fernwood Associates (financial consultants) since 1975.

  J. Thomas Touchton (58)--Director(2)--Suite 3405, One Tampa City Center, 201 North Franklin Street, Tampa, Florida 33602. Managing Partner of The Witt-Touchton Company and its predecessor The Witt Co. (private investment part-nership) since 1972; Trustee Emeritus of Washington and Lee University; Direc-tor of TECO Energy, Inc. (electric utility holding company).

  Norman R. Harvey (63)--Senior Vice President(1)(2)--Senior Vice President of the Investment Adviser and FAM since 1982.

  Joseph T. Monagle, Jr. (48)--Senior Vice President(1)(2)--Senior Vice Presi-dent of the Investment Adviser and FAM since 1990 and Vice President thereof from 1978 to 1990; Senior Vice President of Princeton Services, Inc.

  Donald C. Burke (36)--Vice President(1)(2)--Vice President of the Investment Adviser since 1990.

  Vincent T. Lathbury, III (56)--Vice President(1)(2)--Vice President of the Investment Adviser and FAM and Portfolio Manager of the Investment Adviser and FAM since 1982.

  Jay C. Harbeck (62)--Vice President(1)(2)--Vice President of the Investment Adviser and FAM since 1986.

  Aldona Schwartz (48)--Vice President(1)(2)--Vice President of the Investment Adviser since 1991; Employed by the Investment Adviser since 1986.

  Kevin J. McKenna (39)--Vice President(1)(2)--Vice President of the Invest-ment Adviser since 1985.

  Lawrence R. Fuller (56)--Vice President(1)(2)-- Vice President of the In-vestment Adviser since 1992; Senior Vice President of Benefit Capital Manage-ment Corporation from 1984 to 1992.

  Thomas R. Robinson (53)--Vice President(1)(2)--Vice President of the Invest-ment Adviser since 1996; Manager of International Equity Strategy of Merrill Lynch & Co.'s Global Securities Research & Economics Group from 1989 to 1995.

  Jacqueline Rogers (39)--Vice President(1)(2)--Vice President of the Invest-ment Adviser since 1985.

  Peter Lehman (38)--Vice President(1)(2)--Vice President of the Investment Adviser since 1994; Employed by the Investment Adviser since 1992. Portfolio manager of the Prudential Insurance Company of America from 1985 to 1991.

  Gerald M. Richard (47)--Treasurer(1)(2)--Senior Vice President and Treasurer of the Investment Adviser and FAM since 1984; Treasurer of the Distributor since 1984 and Vice President since 1981.

  Ira P. Shapiro (34)--Secretary(1)(2)--Vice President since 1997 and attorney associated with the Investment Adviser and FAM since 1993. Prior to 1993 Mr. Shapiro was an attorney in private practice.

-------
(1) Interested person, as defined in the Investment Company Act of 1940, of the Fund.

(2) Mr. Glenn is a director or trustee and officer, Messrs. Sunderland, Swensrud and Touchton are directors and Messrs. Burke, Fuller, Harbeck, Heymsfeld, Harvey, McKenna, Monagle, Lathbury, Lehman, Richard, Robinson and Shapiro and Ms. Rogers and Ms. Schwartz are officers of certain other investment companies for which the Investment Adviser or FAM acts as investment adviser (see "Investment Advisory Arrangements").

  Set forth below is a chart showing the aggregate compensation paid by the Fund to each of its directors, as well as the total compensation paid to each director of the Fund by the Fund and by other investment companies advised by the Investment Adviser or FAM (collectively, the "Fund Complex") for their services as directors or trustees of such investment companies for the fiscal year ended December 31, 1996.

                                                          PENSIONS
                                                             OR
                                                         RETIREMENT    TOTAL
                                                          BENEFITS  COMPENSATION
                                             AGGREGATE    ACCRUED    FROM FUND
                                            COMPENSATION AS PART OF   AND FUND
                                              FROM THE      FUND    COMPLEX PAID
NAME OF DIRECTOR                                FUND      EXPENSES  TO DIRECTORS
----------------                            ------------ ---------- ------------
Jack B. Sunderland.........................    $8,000       None      $128,100
                                                                      --------
Stephen B. Swensrud........................    $7,500       None      $154,250
                                               ------                 --------
J. Thomas Touchton.........................    $8,000       None      $128,100
                                                                      --------

-------

(1) In addition to the Fund, the Directors served on other MLAM/FAM advised funds as follows: Mr. Sunderland (20 registered investment companies consisting of 29 portfolios); Mr. Swensrud (20 registered investment companies consisting of 49 portfolios); Mr. Touchton (20 registered investment companies consisting of 29 portfolios).

  The officers of the Fund owned on February 28, 1997, in the aggregate, less than 1% of the outstanding Common Stock of Merrill Lynch & Co., Inc. On Febru-ary 28, 1997, the officers and directors of the Fund owned an aggregate of less than 1/4 of 1% of its outstanding shares. The Fund has an Audit Committee consisting of all of the directors of the Fund who are not interested persons of the Fund.

  Pursuant to the terms of the Investment Advisory Agreement, the Investment Adviser pays all compensation of officers and employees of the Fund as well as the fees of all directors of the Fund who are affiliated persons of Merrill Lynch & Co., Inc. or its subsidiaries. The Fund pays each non-interested di-rector an annual fee of $5,000 plus $500 per quarterly meeting attended and an annual fee of $1,000 for membership on the Audit Committee, and pays all of the actual out-of-pocket expenses of such directors relating to attendance at meetings. For the year ended December 31, 1996 such fees and expenses aggre-gated $20,126.

                       INVESTMENT ADVISORY ARRANGEMENTS

  The Fund has entered into an Investment Advisory Agreement with the Invest-ment Adviser. The Investment Adviser is a wholly owned subsidiary of ML Group, Inc., a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal business address of the Investment Adviser is P.O. Box 9011, Princeton, New Jersey 08543-9011.

  The principal executive officers and directors of the Investment Adviser are Arthur Zeikel, President and Director; Terry K. Glenn, Director and Executive Vice President; Vincent R. Giordano, Senior Vice President; Elizabeth Griffin, Senior Vice President; Norman R. Harvey, Senior Vice President; Michael J. Hennewinkel, Senior Vice President; Philip L. Kirstein, Senior Vice President, General Counsel and Secretary; Ronald M. Kloss, Senior Vice President and Con-troller; Stephen M.M. Miller, Senior Vice President; Joseph T. Monagle, Senior Vice President; Richard L. Reller, Senior Vice President; Gerald M. Richard, Senior Vice President and Treasurer; Ronald L. Welburn, Senior Vice President; and Anthony Wiseman, Senior Vice President.

  Securities held by any Portfolio may also be held by other funds for which the Investment Adviser or FAM acts as an adviser, or by investment advisory clients of the Investment Adviser. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for any Portfolio or other funds for which the Investment Ad-viser or FAM acts as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or FAM during the same period may increase the demand for securities being purchased or the supply of secu-rities being sold, there may be an adverse effect on price.

  Advisory Fee. The Investment Advisory Agreement provides that as compensa-tion for its services to the Fund, the Investment Adviser receives monthly compensation with respect to such Portfolios according to the following schedule:

AGGREGATE OF AVERAGE DAILY NET ASSETS OF THE TEN COMBINED
PORTFOLIOS                                                        ADVISORY FEE
Not exceeding $250 million.......................................        0.50%
In excess of $250 million
 but not exceeding $300 million..................................        0.45%
In excess of $300 million
 but not exceeding $400 million..................................        0.40%
In excess of $400 million
 but not exceeding $800 million..................................        0.35%
In excess of $800 million........................................        0.30%

  These fee rates are applied to the average daily net assets of each Portfo-lio, with the reduced rates above applicable to portions of each Portfolio to the extent that the aggregate of the average daily net assets of the combined Portfolios exceed $250 million, $300 million, $400 million and $800 million (each such amount being a "breakpoint level"). The portion of the assets of a Portfolio to which the rate at each breakpoint level applies will be deter-mined on a "uniform percentage" basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate of the average daily net assets of the combined Portfolios that falls within that breakpoint level by the aggregate of the average daily net assets of the com-bined Portfolios. The amount of the fee for a Portfolio at each breakpoint level is determined by multiplying the average daily net assets of that Port-folio by the uniform percentage applicable to that breakpoint level and multi-plying the product by the advisory fee rate.

  For the fiscal years ended December 31, 1996, 1995 and 1994, the advisory fees paid by the Fund to the Investment Adviser totalled $10,000,508, $9,302,375 and $9,287,259, respectively.

  The Investment Advisory Agreement with respect to the Fund's Portfolios was approved by the Fund's Board of Directors, including a majority of the Direc-tors who are not interested persons of the Investment Adviser, on February 3, 1997. The Agreement was last approved by the Fund's shareholders in accordance with instructions from Policyowners at the Annual Meeting of Shareholders held on January 31, 1992. The Agreement will continue in effect from year to year if approved annually (a) by the Board of Directors of the Fund or by a major-ity of the outstanding shares of the respective Portfolios, and (b) by a ma-jority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act of 1940) of any such party. The Agreement is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of the Fund.

  Payment of Expenses. The Investment Advisory Agreement obligates the Invest-ment Adviser to provide investment advisory services and to pay all compensa-tion of and furnish office space for officers and employees of the Fund con-nected with investment and economic research, trading and investment manage-ment of the Portfolios, as well as the fees of all directors of the Fund who are affiliated persons of Merrill Lynch & Co., Inc. or any of its subsidiar-ies. Each Portfolio will pay all other expenses incurred in its operation, in-cluding a portion of the Fund's general administrative expenses allocated on the basis of the Portfolio's asset size. Expenses that will be borne directly by the Portfolios include redemption expenses, expenses of portfolio transac-tions, shareholder servicing costs, expenses of registering the shares under Federal and state securities laws, pricing costs (including the daily calcula-tion of net asset value), interest, certain taxes, charges of the Custodian and Transfer Agent and other expenses attributable to a particular Portfolio. Expenses which will be allocated on the basis of size of the respective Port-folios include directors' fees, legal expenses, state franchise taxes, audit-ing services, costs of printing proxies, stock certificates, shareholder re-ports and prospectuses and statements of additional information (to the extent not paid for by the Distributor), Securities and Exchange Commission fees, ac-counting costs and other expenses properly payable by the Fund and allocable on the basis of size of the respective Portfolios. Accounting services are provided for the Fund by the Investment Adviser, and the Fund reimburses the Investment Adviser for its costs in connection with such services. For the fiscal year ended December 31, 1996, the amount of such reimbursement was $644,661. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to the Portfolios or allocated on the basis of the size of the respective Portfolios. The Board of Directors has determined that this is an appropriate method of allocation of expenses.

                       DETERMINATION OF NET ASSET VALUE

  The net asset value of each Portfolio (other than the Money Reserve Portfo-lio) is determined by adding the value of all securities and other assets in its portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent. The net asset value of the Money Reserve Portfolio is determined pursuant to the "penny rounding method" under a rule of the Securities and Exchange Commission described below by adding the value of all securities and other assets in its portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent.

  In accordance with the Securities and Exchange Commission rule applicable to the valuation of the portfolio securities of the Money Reserve Portfolio and consistent with its operating policies, the Money Reserve Portfolio will main-tain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 397 calendar days (or 762 calendar days in the case of U.S. Government securities) or less only, and invest only in securities determined by the directors to be of high quality with minimal credit risks and which meet certain credit standards prescribed by the rule. In addition, the directors have established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quo-tations and that calculated pursuant to the penny rounding method will be re-ported to the directors by the Investment Adviser. In the event the directors determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Portfolio will take such corrective action as it regards as necessary and appropriate, in-cluding the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding divi-dends; or establishing a net asset value per share by using available market quotations.

  If in the view of the Board of Directors of the Fund it is inadvisable to continue the practice of maintaining the net asset value of the Money Reserve Portfolio at $1.00 per share, the Board of Directors of the Fund reserves the right to alter the procedure. The Fund will notify the Accounts of any such alteration.

  Securities held by each Portfolio with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise. Under this method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); and thereafter the Portfolios assume a constant propor-tionate amortization in value until maturity of any discount or premium, re-gardless of the impact of fluctuating interest rates on the market value of the security. For purposes of this method of valuation, the maturity of a variable rate certificate of deposit and variable amount master demand note is deemed to be the next coupon date on which the interest rate is to be adjust-ed. If, due to the impairment of the creditworthiness of the issuer of a secu-rity held by a Portfolio or to other factors with respect to such security, the fair value of such security is not fairly reflected through the amortized cost method of valuation, such security will be valued at fair value as deter-mined in good faith by the Board of Directors. Any assets or liabilities ini-tially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation.

                          PORTFOLIO TRANSACTIONS AND
                                   BROKERAGE

  If the securities in which a particular Portfolio of the Fund invests are traded primarily in the over-the-counter market, where possible the Portfolio will deal directly with the dealers who make a market in the securities in-volved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own account. On occasion, securities may be purchased directly from the issu-er. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes. The cost of executing portfolio securities transactions of each Fund will primar-ily consist of brokerage commissions or underwriter or dealer spreads.

  Under the Investment Company Act of 1940, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of the Fund's portfolio securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Since over-the-counter transactions are usually principal transactions, affil-iated persons of the Fund, including Merrill Lynch Government Securities Inc. ("GSI"), Merrill Lynch Money Markets Inc. ("MMI") and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), may not serve as dealers in connection with such transactions except pursuant to exemptive orders from the Securities and Exchange Commission, such as the order described below. Howev-er, affiliated persons of the Fund may serve as its broker in over-the-counter or other transactions conducted on an agency basis, subject to the Fund's pol-icy of obtaining best price and execution. The Fund may not purchase securi-ties from any underwriting syndicate of which Merrill Lynch is a member except in accordance with rules and regulations under the Investment Company Act of 1940.

  The Securities and Exchange Commission has issued an exemptive order permit-ting the Fund to conduct principal transactions with respect to the Money Re-serve Portfolio with GSI and MMI in United States Government and government agency securities, and certain other money market securities, subject to a number of conditions, includ-ing conditions designed to insure that the prices to the Portfolio available from GSI and MMI are equal to or better than those available from other sourc-es. GSI and MMI have informed the Fund that they will in no way, at any time, attempt to influence or control the activities of the Fund or the Investment Adviser in placing such principal transactions. The exemptive order allows GSI and MMI to receive a dealer spread on any transaction with the Fund no greater than their customary dealer spreads for transactions of the type involved.

  Certain court decisions have raised questions as to whether investment com-panies should seek to "recapture" brokerage commissions and underwriting and dealer spreads by effecting their purchases and sales through affiliated enti-ties. In order to effect such an arrangement, the Fund would be required to seek an exemption from the Investment Company Act so that it could engage in principal transactions with affiliates. The Board of Directors has considered the possibilities of seeking to recapture spreads for the benefit of the Fund and, after reviewing all factors deemed relevant, has made a determination not to seek such recapture at this time. The Board will reconsider this matter from time to time. The Fund will take such steps as may be necessary to effect recapture, including the filing of applications for exemption under the In-vestment Company Act, if the Directors should determine that recapture is in the best interests of the Fund or otherwise required by developments in the law. The Investment Adviser has arranged for the Fund's Custodian to receive on behalf of the Fund any tender offer solicitation fees payable with respect to portfolio securities of the Fund.

  While the Investment Adviser seeks to obtain the most favorable net results in effecting transactions in the Fund's portfolio securities, dealers who pro-vide supplemental investment research to the Investment Adviser may receive orders for transactions by the Fund. Such supplemental research services ordi-narily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. If, in the judgment of the Investment Adviser, a particular Portfolio or Portfolios will be benefited by such sup-plemental research services, the Investment Adviser is authorized to pay com-missions to brokers furnishing such services which are in excess of commis-sions which another broker may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the In-vestment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts.

  For the fiscal year ended December 31, 1996, the Fund paid total brokerage commissions of approximately $4,018,947, of which $154,459 was paid to Merrill Lynch. For the fiscal year ended December 31, 1995, the Fund paid brokerage commissions of approximately $4,177,039, of which $224,553 was paid to Merrill Lynch. For the fiscal year ended December 31, 1994, the Fund paid brokerage commissions of approximately $2,432,600, of which $201,911 was paid to Merrill Lynch.

PORTFOLIO TURNOVER

  Each Portfolio has a different expected rate of portfolio turnover; however, rate of portfolio turnover will not be a limiting factor when management of the Fund deems it appropriate to purchase or sell securities for a Portfolio. Because of the short-term nature of the securities in which the Money Reserve Portfolio will invest, and because such Portfolio's investments will be con-stantly changing in response to market conditions, no portfolio turnover rate may be accurately stated for the Money Reserve Portfolio. For the fiscal year ended December 31, 1996, the portfolio turnover rates for the Fund's other Portfolios were as follows: the Intermediate Government Bond Portfolio was 29.35%; the Long Term Corporate Bond Portfolio was 92.45%; the Capital Stock Portfolio was 74.30%; the Growth Stock Portfolio was 78.04%; the Multiple Strategy Portfolio was 143.82%; the High Yield Portfolio was 50.48%; the Natu-ral Resources Portfolio was 31.29%; the Global Strategy Portfolio was 160.89% and the Balanced Portfolio was 234.79%.

                             REDEMPTION OF SHARES

  The right to redeem shares or to receive payment with respect to any redemp-tion may only be suspended for any period during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Com-mission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of portfolio securities or determination of the net asset value of each Portfolio is not reasonably practicable, and for such other periods as the Securities and Ex-change Commission may by order permit for the protection of shareholders of each Portfolio.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

  Reference is made to "Dividends, Distributions and Taxes" in the Prospectus.

FEDERAL INCOME TAXES

  Under the Internal Revenue Code of 1986, as amended (the "Code"), each Port-folio of the Fund will be treated as a separate corporation for federal income tax purposes and, thus, each Portfolio is required to satisfy the qualifica-tion requirements under the Code for treatment as a regulated investment com-pany. There will be no offsetting of capital gains and losses among the Port-folios.

  Each Portfolio intends to continue to qualify as a regulated investment com-pany under the Code. Under such provisions, a Portfolio will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, a Portfolio must, among other things, de-rive in each taxable year at least 90% of its gross income from dividends, in-terest and gains from the sale or other disposition of securities and derive less than 30% of its gross income in each taxable year from the gains (without deduction for losses) from the sale or other disposition of securities and certain options, futures or forward contracts held for less than three months.

  The foregoing is a general and abbreviated summary of the applicable provi-sions of the Code and Treasury Regulations presently in effect. For the com-plete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regula-tions are subject to change by legislative or administrative action.

                           DISTRIBUTION ARRANGEMENTS

  The Fund has entered into a distribution agreement (the "Distribution Agree-ment") with the Distributor with respect to the sale of the Fund's shares to the Distributor for resale to the Accounts. Such shares will be sold at their respective net asset values and therefore will involve no sales charge. The Distributor is a wholly owned subsidiary of the Investment Adviser.

  The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreement described above.

                               PERFORMANCE DATA

  From time to time one or more of the Fund's Portfolios may include its aver-age annual total return, as well as yield, in advertisements or information furnished to present or prospective shareholders. Average annual total return and yield figures are based on the Portfolio's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the Securities and Exchange Commission.

  Average annual total return quotations for the specified periods are com-puted by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distribu-tions are reinvested and taking into account all applicable recurring and non-recurring expenses.

  The Fund's Money Reserve Portfolio normally computes its annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in ac-count value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 and then dividing by seven. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Securi-ties and Exchange Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return by dividing the base period by seven, adding one to the quotient, raising the sum to the 365th power, and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

  Set forth below is average annual total return information for the shares of each of the Fund's Portfolios, other than the Money Reserve Portfolio. The av-erage annual total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Account level which, if included, would decrease average annual total return.

                                             AVERAGE ANNUAL TOTAL RETURN
                                                           REDEEMABLE VALUE
                                          EXPRESSED AS A   OF A HYPOTHETICAL
                                         PERCENTAGE BASED  $1,000 INVESTMENT
                                         ON A HYPOTHETICAL AT THE END OF THE
                                         $1,000 INVESTMENT      PERIOD
                                         ----------------- -----------------
Balanced Portfolio:
 One Year Ended December 31, 1996               9.76%          $1,097.60
 Five Years Ended December 31, 1996             9.27%          $1,557.60
 Inception* Through December 31, 1996          10.88%          $2,446.90
Capital Stock Portfolio:
 One Year Ended December 31, 1996              16.54%          $1,165.40
 Five Years Ended December 31, 1996             9.87%          $1,600.50
 Ten Years Ended December 31, 1996             11.56%          $2,984.80
Global Strategy Portfolio:
 One Year Ended December 31, 1996              13.78%          $1,137.80
 Five Years Ended December 31, 1996             9.52%          $1,575.40
 Inception* Through December 31, 1996          10.04%          $2,482.80
Growth Stock Portfolio:
 One Year Ended December 31, 1996              19.57%          $1,195.70
 Five Years Ended December 31, 1996            11.09%          $1,691.90
 Ten Years Ended December 31, 1996             10.65%          $2,751.20
High Yield Portfolio:
 One Year Ended December 31, 1996              12.32%          $1,123.20
 Five Years Ended December 31, 1996            12.96%          $1,839.10
 Ten Years Ended December 31, 1996             11.27%          $2,910.20
Intermediate Government Bond Portfolio:
 One Year Ended December 31, 1996               2.61%          $1,026.10
 Five Years Ended December 31, 1996             6.69%          $1,382.30
 Ten Years Ended December 31, 1996              7.80%          $2,120.20

                                          AVERAGE ANNUAL TOTAL RETURN
                                                        REDEEMABLE VALUE
                                       EXPRESSED AS A   OF A HYPOTHETICAL
                                      PERCENTAGE BASED  $1,000 INVESTMENT
                                      ON A HYPOTHETICAL AT THE END OF THE
                                      $1,000 INVESTMENT      PERIOD
                                      ----------------- -----------------
Long Term Corporate Bond Portfolio:
 One Year Ended December 31, 1996            2.77%          $1.027.70
 Five Years Ended December 31, 1996          7.51%          $1,436.30
 Ten Years Ended December 31, 1996           8.37%          $2,234.60
Multiple Strategy Portfolio:
 One Year Ended December 31, 1996           14.32%          $1,143.20
 Five Years Ended December 31, 1996          9.21%          $1,553.20
 Ten Years Ended December 31, 1996          10.70%          $2,764.80
Natural Resources Portfolio:
 One Year Ended December 31, 1996           14.72%          $1,147.20
 Five Years Ended December 31, 1996          8.01%          $1.469.70
 Inception* Through December 31, 1996        1.49%          $1,150.40

-------

* Inception for Natural Resources Portfolio and Global Strategy Portfolio, July 1, 1987, and for Balanced Portfolio, May 2, 1988.

                            ADDITIONAL INFORMATION

  Under a separate agreement Merrill Lynch has granted the Fund the right to use the "Merrill Lynch" name and has reserved the right to withdraw its con-sent to the use of such name by the Fund at any time, or to grant the use of such name to any other company, and the Fund has granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

-------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Independent Auditors' Report

-------------------------------------------------------------------------------

The Board of Directors and Shareholders,
Merrill Lynch Series Fund, Inc.:

  We have audited the accompanying statements of assets and liabilities, in-cluding the schedules of investments, of the Balanced, Capital Stock, Global Strategy, Growth Stock, High Yield, Intermediate Government Bond, Long Term Corporate Bond, Money Reserve, Multiple Strategy, and Natural Resources Port-folios of Merrill Lynch Series Fund, Inc. as of December 31, 1996, the related statements of operations for the year then ended, and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These fi-nancial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these finan-cial statements and the financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at Decem-ber 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

  In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of the Balanced, Capital Stock, Global Strategy, Growth Stock, High Yield, Intermediate Govern-ment Bond, Long Term Corporate Bond, Money Reserve, Multiple Strategy, and Natural Resources Portfolios of Merrill Lynch Series Fund, Inc. as of December 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey

February 14, 1997

                      [This Page Intentionally Left Blank]

--------------------------------------------------------------------------------
MERRILL LYNCH SERIES FUND, INC.
Balanced Portfolio
Schedule of Investments as of December 31, 1996
--------------------------------------------------------------------------------

                                                                                              VALUE      PERCENT OF
                         FACE AMOUNT    US GOVERNMENT & AGENCY OBLIGATIONS       COST       (NOTE 1A)    NET ASSETS
---------------------------------------------------------------------------------------------------------------------
US GOVERNMENT & AGENCY   $ 2,033,567  Federal National Mortgage
OBLIGATIONS                4,428,907   Association++:
                           2,662,871  6% due 11/01/2000.....................  $ 2,013,231  $ 2,008,783         2.0%
                                      6% due 6/01/2001......................    4,383,926    4,368,702         4.4
                                      6% due 2/01/2004......................    2,631,250    2,622,096         2.7
                                      US Treasury Notes:
                           5,900,000      5% due 1/31/1998..................    5,847,914    5,858,523         5.9
                          16,075,000      6.25% due 4/30/2001...............   16,247,172   16,110,204        16.3
                          10,000,000      7.25% due 5/15/2004...............   10,575,781   10,521,900        10.6
                          11,675,000      7% due 7/15/2006..................   12,154,611   12,129,274        12.3
---------------------------------------------------------------------------------------------------------------------
                                      TOTAL US GOVERNMENT & AGENCY
                                      OBLIGATIONS                              53,853,885   53,619,482        54.2
---------------------------------------------------------------------------------------------------------------------
INDUSTRIES               SHARES HELD              COMMON STOCKS
---------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE            5,500  AlliedSignal Inc......................      404,266      368,500         0.4
                              18,600  +Gulfstream Aerospace Corp............      460,252      451,050         0.4
                              12,200  Northrop Grumman Corp.................      807,514    1,009,550         1.0
                              10,100  United Technologies Corp..............      230,166      666,600         0.7
                                                                              -----------  -----------       -----
                                                                                1,902,198    2,495,700         2.5
---------------------------------------------------------------------------------------------------------------------
AUTO & TRUCK                  12,200  General Motors Corp...................      668,532      680,150         0.7
---------------------------------------------------------------------------------------------------------------------
AUTOMOBILE PARTS              27,000  +Lear Corporation.....................      904,500      921,375         0.9
---------------------------------------------------------------------------------------------------------------------
BANKING                       27,000  Bank of New York Co., Inc.............      637,987      911,250         0.9
                               4,000  BankAmerica Corp......................      409,258      399,000         0.4
                               9,000  Citicorp..............................      657,240      927,000         1.0
                                                                              -----------  -----------       -----
                                                                                1,704,485    2,237,250         2.3
---------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS             16,100  Oakwood Homes Corporation.............      366,804      368,288         0.4
---------------------------------------------------------------------------------------------------------------------
CHEMICALS                     11,000  +FMC Corporation......................      779,645      771,375         0.8
                              15,000  PPG Industries, Inc...................      742,927      841,875         0.8
                                                                              -----------  -----------       -----
                                                                                1,522,572    1,613,250         1.6
---------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES             13,300  +cisco Systems, Inc...................      596,555      846,212         0.8
                              24,200  First Data Corp.......................      852,153      883,300         0.9
                                                                              -----------  -----------       -----
                                                                                1,448,708    1,729,512         1.7
---------------------------------------------------------------------------------------------------------------------
COMPUTERS                     10,800  +Compaq Computer Corp.................      798,392      801,900         0.8
                               5,600  International Business Machines
                                       Corp.................................      615,417      845,600         0.9
                                                                              -----------  -----------       -----
                                                                                1,413,809    1,647,500         1.7
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED                   20,000  Corning, Inc..........................      566,137      925,000         0.9
---------------------------------------------------------------------------------------------------------------------
ELECTRONICS                    6,500  General Electric Co...................      493,323      642,688         0.7
                               4,700  Linear Technology Corporation.........      192,747      205,625         0.2
                                                                              -----------  -----------       -----
                                                                                  686,070      848,313         0.9
---------------------------------------------------------------------------------------------------------------------
ENGINEERING &                 17,900  Foster Wheeler Corp...................      753,906      664,538         0.7
CONSTRUCTION
---------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT                 26,617  +Viacom, Inc. (Class B)...............      973,828      928,268         0.9
---------------------------------------------------------------------------------------------------------------------
FERTILIZERS                   10,000  IMC Global, Inc.......................      387,604      391,250         0.4
---------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES            16,800  American Express Company..............      785,795      949,200         1.0
---------------------------------------------------------------------------------------------------------------------
FOODS                         24,000  H.J Heinz Company.....................      786,326      858,000         0.9
---------------------------------------------------------------------------------------------------------------------
INSURANCE                      7,000  Aetna Inc.............................      520,947      560,000         0.6
                              15,500  Allstate Corp.........................      634,449      897,062         0.9
                              13,000  UNUM Corporation......................      830,276      939,250         0.9
                                                                              -----------  -----------       -----
                                                                                1,985,672    2,396,312         2.4
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH SERIES FUND, INC.
Balanced Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                                                                                              VALUE      PERCENT OF
INDUSTRIES               SHARES HELD        COMMON STOCKS (CONCLUDED)            COST       (NOTE 1A)    NET ASSETS
---------------------------------------------------------------------------------------------------------------------
LEISURE/TOURISM               29,000  Brunswick Corporation.................  $   717,620  $   696,000         0.7%
                               5,045  TCI Pacific Communications
                                       (Convertible Preferred)..............      477,711      457,834         0.5
                                                                              -----------  -----------       -----
                                                                                1,195,331    1,153,834         1.2
---------------------------------------------------------------------------------------------------------------------
MACHINERY                     15,000  +American Standard Companies, Inc.....      489,476      573,750         0.6
                              22,500  Deere & Co............................      937,004      914,062         0.9
                                                                              -----------  -----------       -----
                                                                                1,426,480    1,487,812         1.5
---------------------------------------------------------------------------------------------------------------------
MEDICAL                       28,700  +Health Management Associates, Inc.
                                       (Class A)............................      648,536      645,750         0.6
---------------------------------------------------------------------------------------------------------------------
NATURAL GAS                    8,000  El Paso Natural Gas Co................      392,123      404,000         0.4
                              20,000  Enron Corp............................      781,311      862,500         0.9
                                                                              -----------  -----------       -----
                                                                                1,173,434    1,266,500         1.3
---------------------------------------------------------------------------------------------------------------------
OIL SERVICES                  28,000  Dresser Industries, Inc...............      555,727      868,000         0.9
---------------------------------------------------------------------------------------------------------------------
PAPER                         10,000  Kimberly-Clark Corp...................      768,612      952,500         1.0
---------------------------------------------------------------------------------------------------------------------
PETROLEUM                     15,900  Pennzoil Co...........................      642,571      898,350         0.9
                              22,000  Unocal Corp...........................      740,427      893,750         0.9
                                                                              -----------  -----------       -----
                                                                                1,382,998    1,792,100         1.8
---------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS               16,000  Abbott Laboratories...................      497,301      812,000         0.8
                              11,000  Merck & Co., Inc......................      336,160      871,750         0.9
                                                                              -----------  -----------       -----
                                                                                  833,461    1,683,750         1.7
---------------------------------------------------------------------------------------------------------------------
RAILROADS                      8,500  Burlington Northern Santa Fe, Inc.....      689,026      734,187         0.7
---------------------------------------------------------------------------------------------------------------------
REAL ESTATE                   18,800  Prentiss Properties Trust.............      384,633      470,000         0.5
INVESTMENT TRUST              28,800  Spieker Properties, Inc...............      775,777    1,036,800         1.0
                                                                              -----------  -----------       -----
                                                                                1,160,410    1,506,800         1.5
---------------------------------------------------------------------------------------------------------------------
RETAIL                        14,755  Rite Aid Corporation..................      439,611      586,511         0.6
                              18,000  Sears, Roebuck & Co...................      717,557      830,250         0.8
                              31,500  +Toys 'R' Us, Inc.....................      980,055      945,000         1.0
                                                                              -----------  -----------       -----
                                                                                2,137,223    2,361,761         2.4
---------------------------------------------------------------------------------------------------------------------
SCIENTIFIC INSTRUMENTS        10,000  Fisher Scientific International,
                                       Inc..................................      313,564      471,250         0.5
---------------------------------------------------------------------------------------------------------------------
SOFTWARE                      20,800  +BMC Software, Inc....................      775,641      860,600         0.8
                              18,375  +Oracle Corp..........................      597,838      764,859         0.8
                                                                              -----------  -----------       -----
                                                                                1,373,479    1,625,459         1.6
---------------------------------------------------------------------------------------------------------------------
STEEL                         24,000  AK Steel Holding Corp.................      990,584      951,000         1.0
---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS            35,000  +Airtouch Communications, Inc.........    1,002,020      883,750         0.9
                              14,400  Bell Atlantic Corp....................      735,756      932,400         0.9
                                                                              -----------  -----------       -----
                                                                                1,737,776    1,816,150         1.8
---------------------------------------------------------------------------------------------------------------------
TOBACCO                        6,000  Philip Morris Companies, Inc..........      594,955      675,750         0.7
---------------------------------------------------------------------------------------------------------------------
TRAVEL & LODGING              27,000  Carnival Corp. (Class A)..............      763,149      891,000         0.9
---------------------------------------------------------------------------------------------------------------------
UTILITIES                     38,000  Edison International, Inc.............      708,073      755,250         0.8
---------------------------------------------------------------------------------------------------------------------
                                      TOTAL COMMON STOCKS                      35,309,764   41,292,759        41.8
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH SERIES FUND, INC.
Balanced Portfolio
Schedule of Investments as of December 31, 1996  (Concluded)
--------------------------------------------------------------------------------

                                                                                              VALUE      PERCENT OF
                         FACE AMOUNT          SHORT-TERM SECURITIES              COST       (NOTE 1A)    NET ASSETS
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER*        $   466,000  General Electric Capital Corp.,
                                           7.10% due 1/02/1997..............  $   465,816  $   465,816         0.5%
---------------------------------------------------------------------------------------------------------------------
US GOVERNMENT & AGENCY     2,740,000  Federal Home Loan Mortgage Corp.,
OBLIGATIONS*                               5.42% due 1/22/1997..............    2,730,925    2,730,925         2.7
---------------------------------------------------------------------------------------------------------------------
                                      TOTAL SHORT-TERM SECURITIES               3,196,741    3,196,741         3.2
---------------------------------------------------------------------------------------------------------------------
                                      TOTAL INVESTMENTS.....................  $92,360,390   98,108,982        99.2
                                                                              -----------
                                                                              -----------
                                      OTHER ASSETS LESS LIABILITIES.........                   743,770         0.8
                                                                                           -----------       -----
                                      NET ASSETS............................               $98,852,752       100.0%
                                                                                           -----------       -----
                                                                                           -----------       -----
---------------------------------------------------------------------------------------------------------------------

 * Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis. The interest rates shown are the discount rates paid at the time of purchase by the Portfolio.

 + Non-income producing security.

++ Subject to principal paydowns.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Capital Stock Portfolio
Schedule of Investments as of December 31, 1996
--------------------------------------------------------------------------------

                                                                                           VALUE       PERCENT OF
INDUSTRIES             SHARES HELD         US STOCKS & WARRANTS             COST         (NOTE 1A)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
AEROSPACE &                 31,000  AlliedSignal Inc..................  $   2,278,704  $   2,077,000         0.7%
DEFENSE                     98,000  +Gulfstream Aerospace Corp........      2,413,030      2,376,500         0.8
                            59,200  Northrop Grumman Corp.............      3,878,250      4,898,800         1.7
                            58,800  United Technologies Corp..........      2,433,293      3,880,800         1.4
                                                                        -------------  -------------       -----
                                                                           11,003,277     13,233,100         4.6
-------------------------------------------------------------------------------------------------------------------
AUTO & TRUCK                70,000  General Motors Corp...............      3,724,178      3,902,500         1.3
-------------------------------------------------------------------------------------------------------------------
AUTOMOBILE PARTS           116,000  +Lear Corporation.................      3,886,000      3,958,500         1.4
-------------------------------------------------------------------------------------------------------------------
BANKING                    156,500  Bank of New York Co., Inc.........      2,720,756      5,281,875         1.8
                            15,000  Bank of New York Co., Inc.
                                     (Warrants) (a)...................        168,750      1,111,875         0.4
                            21,900  BankAmerica Corp..................      2,240,704      2,184,525         0.8
                            45,000  Citicorp..........................      3,282,385      4,635,000         1.6
                                                                        -------------  -------------       -----
                                                                            8,412,595     13,213,275         4.6
-------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS           89,600  Oakwood Homes Corporation.........      2,041,536      2,049,600         0.7
-------------------------------------------------------------------------------------------------------------------
CHEMICALS                   54,000  +FMC Corporation..................      3,827,309      3,786,750         1.3
                            82,000  PPG Industries, Inc...............      4,069,924      4,602,250         1.6
                                                                        -------------  -------------       -----
                                                                            7,897,233      8,389,000         2.9
-------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES           77,000  +cisco Systems, Inc...............      3,672,758      4,899,125         1.7
                            88,000  Electronic Data Systems Corp......      3,822,060      3,806,000         1.3
                           103,800  First Data Corp...................      3,736,613      3,788,700         1.3
                                                                        -------------  -------------       -----
                                                                           11,231,431     12,493,825         4.3
-------------------------------------------------------------------------------------------------------------------
COMPUTERS                   61,000  +Compaq Computer Corp.............      4,523,322      4,529,250         1.6
                            28,000  International Business Machines
                                     Corp.............................      3,073,726      4,228,000         1.4
                                                                        -------------  -------------       -----
                                                                            7,597,048      8,757,250         3.0
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED                115,000  Corning, Inc......................      3,208,600      5,318,750         1.8
-------------------------------------------------------------------------------------------------------------------
ELECTRONICS                 35,000  General Electric Co...............      2,697,323      3,460,625         1.2
                            23,500  Linear Technology Corporation.....        964,041      1,028,125         0.3
                                                                        -------------  -------------       -----
                                                                            3,661,364      4,488,750         1.5
-------------------------------------------------------------------------------------------------------------------
ENGINEERING &               76,700  Foster Wheeler Corp...............
CONSTRUCTION                                                                3,176,071      2,847,487         1.0
-------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT                1,500  +Imax Corporation.................         46,397         46,125         0.0
                            82,484  +Viacom, Inc. (Class B)...........      3,187,878      2,876,629         1.0
                                                                        -------------  -------------       -----
                                                                            3,234,275      2,922,754         1.0
-------------------------------------------------------------------------------------------------------------------
FERTILIZERS                 55,000  IMC Global, Inc...................      2,131,787      2,151,875         0.7
-------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES          90,500  American Express Company..........      4,239,137      5,113,250         1.8
-------------------------------------------------------------------------------------------------------------------
FOODS                      121,000  H.J. Heinz Company................      3,979,027      4,325,750         1.5
-------------------------------------------------------------------------------------------------------------------
INSURANCE                   34,500  Aetna Inc.........................      2,225,492      2,760,000         1.0
                            93,000  Allstate Corp.....................      3,037,045      5,382,375         1.9
                            66,000  UNUM Corporation..................      4,211,989      4,768,500         1.6
                                                                        -------------  -------------       -----
                                                                            9,474,526     12,910,875         4.5
-------------------------------------------------------------------------------------------------------------------
LEISURE/TOURISM            139,000  Brunswick Corporation.............      3,439,390      3,336,000         1.2
                            32,697  TCI Pacific Communications
                                     (Convertible Preferred)..........      3,317,815      2,967,253         1.0
                                                                        -------------  -------------       -----
                                                                            6,757,205      6,303,253         2.2
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Capital Stock Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                                                                                           VALUE       PERCENT OF
INDUSTRIES             SHARES HELD   US STOCKS & WARRANTS (CONCLUDED)       COST         (NOTE 1A)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
MACHINERY                   71,000  +American Standard Companies,
                                     Inc..............................  $   2,353,124  $   2,715,750         0.9%
                           103,000  Deere & Co........................      4,279,435      4,184,375         1.5
                                                                        -------------  -------------       -----
                                                                            6,632,559      6,900,125         2.4
-------------------------------------------------------------------------------------------------------------------
MEDICAL                    137,000  +Health Management Associates,
                                     Inc. (Class A)...................      3,088,067      3,082,500         1.1
-------------------------------------------------------------------------------------------------------------------
NATURAL GAS                 46,000  El Paso Natural Gas Co............      2,254,653      2,323,000         0.8
                           112,700  Enron Corp........................      4,326,642      4,860,187         1.7
                                                                        -------------  -------------       -----
                                                                            6,581,295      7,183,187         2.5
-------------------------------------------------------------------------------------------------------------------
OIL SERVICES               120,000  Dresser Industries, Inc...........      2,812,419      3,720,000         1.3
                            34,000  Schlumberger Ltd., Inc............      2,877,326      3,395,750         1.2
                                                                        -------------  -------------       -----
                                                                            5,689,745      7,115,750         2.5
-------------------------------------------------------------------------------------------------------------------
PAPER                       50,000  Kimberly-Clark Corp...............      3,844,967      4,762,500         1.6
-------------------------------------------------------------------------------------------------------------------
PETROLEUM                   79,400  Pennzoil Co.......................      3,187,715      4,486,100         1.6
                           122,000  Unocal Corp.......................      4,101,835      4,956,250         1.7
                                                                        -------------  -------------       -----
                                                                            7,289,550      9,442,350         3.3
-------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS             95,000  Abbott Laboratories...............      3,890,031      4,821,250         1.7
                            66,300  Merck & Co., Inc..................      4,024,293      5,254,275         1.8
                                                                        -------------  -------------       -----
                                                                            7,914,324     10,075,525         3.5
-------------------------------------------------------------------------------------------------------------------
RAILROADS                   52,000  Burlington Northern Santa Fe,
                                     Inc..............................      4,270,775      4,491,500         1.6
-------------------------------------------------------------------------------------------------------------------
REAL ESTATE                 97,400  Prentiss Properties Trust.........      1,996,124      2,435,000         0.8
INVESTMENT TRUST            45,800  Starwood Lodging Trust............      1,795,042      2,524,725         0.9
                                                                        -------------  -------------       -----
                                                                            3,791,166      4,959,725         1.7
-------------------------------------------------------------------------------------------------------------------
RETAIL                     210,000  Limited, Inc. (The)...............      4,525,822      3,858,750         1.3
                           111,215  Rite Aid Corporation..............      3,563,747      4,420,796         1.5
                           108,000  Sears, Roebuck & Co...............      4,290,566      4,981,500         1.7
                           141,000  +Toys 'R' Us, Inc.................      4,381,946      4,230,000         1.5
                                                                        -------------  -------------       -----
                                                                           16,762,081     17,491,046         6.0
-------------------------------------------------------------------------------------------------------------------
SCIENTIFIC                  75,000  Fisher Scientific International,
INSTRUMENTS                          Inc..............................      2,477,538      3,534,375         1.2
-------------------------------------------------------------------------------------------------------------------
SOFTWARE                   104,600  +BMC Software, Inc................      3,878,245      4,327,825         1.5
                            88,750  +Oracle Corp......................      2,890,668      3,694,219         1.3
                                                                        -------------  -------------       -----
                                                                            6,768,913      8,022,044         2.8
-------------------------------------------------------------------------------------------------------------------
STEEL                       91,000  AK Steel Holding Corp.............      3,755,163      3,605,875         1.2
-------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS         145,000  +Airtouch Communications, Inc.....      4,151,148      3,661,250         1.3
                            55,000  Bell Atlantic Corp................      3,457,791      3,561,250         1.2
                                                                        -------------  -------------       -----
                                                                            7,608,939      7,222,500         2.5
-------------------------------------------------------------------------------------------------------------------
TOBACCO                     24,000  Philip Morris Companies, Inc......      2,340,784      2,703,000         0.9
-------------------------------------------------------------------------------------------------------------------
TRAVEL & LODGING           150,000  Carnival Corp. (Class A)..........      4,272,624      4,950,000         1.7
-------------------------------------------------------------------------------------------------------------------
UTILITIES                  240,100  Edison International, Inc.........      4,578,019      4,771,987         1.6
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL US STOCKS & WARRANTS            193,321,799    222,693,783        76.9
-------------------------------------------------------------------------------------------------------------------
COUNTRY                                     FOREIGN STOCKS++++
-------------------------------------------------------------------------------------------------------------------
ARGENTINA                   50,000  Yacimientos Petroliferos Fiscales
                                     S.A. (ADR)* (31).................      1,102,030      1,262,500         0.4
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN ARGENTINA          1,102,030      1,262,500         0.4
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Capital Stock Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                                                                                           VALUE       PERCENT OF
COUNTRY                SHARES HELD    FOREIGN STOCKS++++ (CONTINUED)        COST         (NOTE 1A)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
BRAZIL                   1,650,000  Companhia Cervejaria Brahma S.A.
                                     PN (Preferred) (4)...............  $     943,548  $     902,108         0.3%
                         8,700,000  Petroleo Brasileiro S.A.-Petrobras
                                     (Preferred) (16).................      1,030,100      1,385,937         0.5
                            12,300  Telecomunicacoes Brasileiras
                                     S.A.-Telebras (ADR)* (21)........        678,698        940,950         0.3
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN BRAZIL             2,652,346      3,228,995         1.1
-------------------------------------------------------------------------------------------------------------------
CANADA                      47,400  Canadian Pacific, Ltd. (15).......        971,396      1,256,100         0.4
                            22,800  Magna International Inc. (Class A)
                                     (2)..............................        922,477      1,271,100         0.4
                            15,500  Potash Corp. of Saskatchewan, Inc.
                                     (41).............................      1,075,274      1,317,500         0.5
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN CANADA             2,969,147      3,844,700         1.3
-------------------------------------------------------------------------------------------------------------------
FINLAND                     27,000  Finnlines OY (22).................        540,042        662,958         0.2
                            21,500  Nokia Corp. (ADR)* (6)............        777,943      1,238,937         0.4
                            55,100  +UPM-Kymmene OY (b) (42)..........      1,136,242      1,137,416         0.4
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN FINLAND            2,454,227      3,039,311         1.0
-------------------------------------------------------------------------------------------------------------------
FRANCE                      27,000  Michelin (C.G.D.E.) S.A. (Class B)
                                     (46).............................      1,127,133      1,457,729         0.5
                            20,700  +SGS-Thomson Microelectronics N.V.
                                     (NY Registered Shares) (19)......        767,931      1,449,000         0.5
                            29,000  Scor S.A. (48)....................      1,128,335      1,020,143         0.4
                            77,000  Usinor-Sacilor S.A. (26)..........      1,313,544      1,120,567         0.3
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN FRANCE             4,336,943      5,047,439         1.7
-------------------------------------------------------------------------------------------------------------------
GERMANY                      3,000  +Henkel KGaA (5)..................        133,334        143,906         0.0
                            27,000  +Henkel KGaA (Preferred) (5)......      1,147,254      1,356,581         0.5
                             3,000  Mannesmann AG (43)................      1,047,357      1,300,617         0.4
                             6,300  +Puma AG (1)......................        207,091        213,754         0.1
                            24,000  Siemens AG (9)....................      1,348,146      1,130,972         0.4
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN GERMANY            3,883,182      4,145,830         1.4
-------------------------------------------------------------------------------------------------------------------
HONG KONG                   64,400  HSBC Holdings PLC (3).............      1,036,470      1,378,097         0.5
                           600,000  Hong Kong Telecommunications, Ltd.
                                     (ADR)* (21)......................      1,062,716        965,865         0.3
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN HONG KONG          2,099,186      2,343,962         0.8
-------------------------------------------------------------------------------------------------------------------
INDONESIA                   31,600  PT Indonesian Satellite Corp.
                                     (ADR)* (21)......................      1,274,981        865,050         0.3
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN INDONESIA          1,274,981        865,050         0.3
-------------------------------------------------------------------------------------------------------------------
ITALY                       89,100  Danieli & Co. Officine Meccaniche
                                     S.p.A. (43)......................        350,452        372,656         0.1
                           230,000  Societa Finanziaria Telefonica
                                     S.p.A. (STET) (21)...............        717,560      1,045,282         0.4
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN ITALY              1,068,012      1,417,938         0.5
-------------------------------------------------------------------------------------------------------------------
JAPAN                       65,000  Bridgestone Corporation (46)......      1,127,619      1,234,888         0.4
                            56,000  Canon, Inc. (9)...................      1,027,555      1,237,997         0.4
                            72,000  Eisai Co., Ltd. (37)..............      1,272,640      1,417,617         0.5
                            73,000  Matsushita Electric Industrial
                                     Co., Ltd. (9)....................      1,157,435      1,191,451         0.4
                           160,000  Mistubishi Electric Corp. (8).....      1,157,192        953,368         0.3
                           125,000  Mistubishi Heavy Industries, Ltd.
                                     (9)..............................      1,021,115        993,092         0.4
                            89,000  Mitsui Soko Co., Ltd. (24)........        789,786        581,805         0.2
                            70,000  Nomura Securities Co., Ltd.
                                     (10).............................      1,389,864      1,051,813         0.4

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Capital Stock Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                                                                                           VALUE       PERCENT OF
COUNTRY                SHARES HELD    FOREIGN STOCKS++++ (CONCLUDED)        COST         (NOTE 1A)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
JAPAN
(CONCLUDED)                 14,000  Rohm Co., Ltd. (9)................  $     779,601  $     918,826         0.3%
                           102,000  Tokio Marine & Fire Insurance Co.,
                                     Ltd. (13)........................      1,214,789        960,104         0.3
                           156,000  Toray Industries, Inc. (23).......      1,087,555        963,212         0.4
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN JAPAN             12,025,151     11,504,173         4.0
-------------------------------------------------------------------------------------------------------------------
MEXICO                      80,000  +Carso Global Telecom, S.A. de
                                     C.V. (ADR)* (21).................        380,000        360,000         0.1
                            80,000  Grupo Carso, S.A. de C.V. (ADR)*
                                     (15).............................        981,625        830,000         0.3
                             1,116  Grupo Financiero Inbursa, S.A. de
                                     C.V. (ADR)* (10).................         22,400         18,972         0.0
                            48,000  Kimberly-Clark de Mexico, S.A. de
                                     C.V. (42)........................        816,855        948,291         0.3
                            22,800  Panamerican Beverages, Inc. (Class
                                     A) (4)...........................        893,104      1,068,750         0.4
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN MEXICO             3,093,984      3,226,013         1.1
-------------------------------------------------------------------------------------------------------------------
NETHERLANDS                 18,000  ABN AMRO Holding N.V. (3).........      1,008,500      1,172,190         0.4
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN THE
                                    NETHERLANDS                             1,008,500      1,172,190         0.4
-------------------------------------------------------------------------------------------------------------------
NORWAY                     106,000  Color Line ASA (22)...............        413,416        493,475         0.2
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN NORWAY               413,416        493,475         0.2
-------------------------------------------------------------------------------------------------------------------
PHILIPPINES                385,000  San Miguel Corp. (Class B) (4)....      1,338,245      1,700,685         0.6
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN THE
                                    PHILIPPINES                             1,338,245      1,700,685         0.6
-------------------------------------------------------------------------------------------------------------------
SOUTH KOREA                 76,300  +Hyundai Engineering &
                                     Construction Co., Ltd. (GDR)**
                                     (40)++...........................        994,189        476,875         0.2
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SOUTH KOREA          994,189        476,875         0.2
-------------------------------------------------------------------------------------------------------------------
SPAIN                       40,000  Repsol S.A. (ADR)* (31)...........      1,316,132      1,525,000         0.5
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SPAIN              1,316,132      1,525,000         0.5
-------------------------------------------------------------------------------------------------------------------
SWEDEN                      95,100  Bure Investment AB (45)...........        829,105      1,130,315         0.4
                            49,000  Sparbanken Sverige AB (Class A)
                                     (3)..............................        632,647        841,233         0.3
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SWEDEN             1,461,752      1,971,548         0.7
-------------------------------------------------------------------------------------------------------------------
SWITZERLAND                  1,000  ABB AG (44).......................      1,214,108      1,243,651         0.4
                               900  +Novartis AG (Registered Shares)
                                     (37).............................        781,569      1,030,550         0.4
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SWITZERLAND        1,995,677      2,274,201         0.8
-------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM             108,000  Boots Company PLC (18)............      1,023,921      1,113,218         0.4
                           415,000  British Steel PLC (20)............      1,101,757      1,143,071         0.4
                           195,000  General Electric PLC (Ordinary)
                                     (9)..............................      1,088,607      1,277,711         0.5
                            78,000  Glaxo Wellcome PLC (37)...........      1,061,058      1,265,034         0.4
                           159,000  Grand Metropolitan PLC (11).......      1,097,453      1,251,279         0.4
                           111,000  Imperial Chemical Industries PLC
                                     (16).............................      1,564,470      1,459,372         0.5
                           101,000  National Westminster Bank PLC
                                     (3)..............................      1,080,151      1,185,345         0.4
                           315,000  Vodafone Group PLC (21)...........      1,102,103      1,331,088         0.5
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN THE UNITED
                                    KINGDOM                                 9,119,520     10,026,118         3.5
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL FOREIGN STOCKS                   54,606,620     59,566,003        20.5
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Capital Stock Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                                                                                           VALUE       PERCENT OF
                       FACE AMOUNT        SHORT-TERM SECURITIES             COST         (NOTE 1A)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER***    $ 3,703,000  General Motors Acceptance Corp.,
                                     7.50% due 1/02/1997..............  $   3,701,457  $   3,701,457         1.3%
-------------------------------------------------------------------------------------------------------------------
US GOVERNMENT &          3,500,000  Federal Home Loan Mortgage Corp.,       3,492,623      3,492,623         1.2
AGENCY OBLIGATIONS***                5.42% due 1/14/1997..............
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL SHORT-TERM SECURITIES.......      7,194,080      7,194,080         2.5
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS.................  $ 255,122,499    289,453,866        99.9
                                                                        -------------
                                                                        -------------
                                    UNREALIZED DEPRECIATION ON FORWARD
                                     FOREIGN EXCHANGE CONTRACTS+++....                      (335,948)       (0.1)
                                    OTHER ASSETS LESS LIABILITIES.....                       578,151         0.2
                                                                                       -------------       -----
                                    NET ASSETS........................                 $ 289,696,069       100.0%
                                                                                       -------------       -----
                                                                                       -------------       -----
-------------------------------------------------------------------------------------------------------------------

 (a) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

 (b) Name changed as a result of the merger of Kymmene Corporation and Repola
Ltd.

   * American Depositary Receipts (ADR).

  ** Global Depositary Receipts (GDR).

 *** Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.

   + Non-income producing security.

  ++ Restricted securities as to resale. The value of the Portfolio's investment in restricted securities was approximately $477,000, representing 0.2% of net assets.

-----------------------------------------------------------------------------------------------------------------
                                                                              ACQUISITION                VALUE
ISSUE                                                                            DATE        COST      (NOTE 1A)
-----------------------------------------------------------------------------------------------------------------
Hyundai Engineering & Construction Co., Ltd. (GDR)..........................  3/19/1996    $ 994,189   $ 476,875
-----------------------------------------------------------------------------------------------------------------
TOTAL                                                                                      $ 994,189   $ 476,875
                                                                                           ---------  -----------
                                                                                           ---------  -----------
-----------------------------------------------------------------------------------------------------------------

 +++ Forward foreign exchange contracts as of December 31, 1996 were as follows:

------------------------------------------------
                                    UNREALIZED
FOREIGN CURRENCY    EXPIRATION     APPRECIATION
SOLD                   DATE       (DEPRECIATION)
------------------------------------------------
Chf    2,875,000  January 1997      $   44,304
DM     7,100,000  February 1997        111,705
Frf   18,000,000  January 1997         (21,251)
L      5,700,000  January 1997        (451,018)
Y  1,330,000,000  February 1997        (19,688)
------------------------------------------------
TOTAL UNREALIZED DEPRECIATION ON
FORWARD FOREIGN
EXCHANGE CONTRACTS -- NET (US$
COMMITMENT -- $31,199,454)          $ (335,948)
                                  --------------
                                  --------------
------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Capital Stock Portfolio
Schedule of Investments as of December 31, 1996  (Concluded)
--------------------------------------------------------------------------------

++++ Corresponding industry groups for foreign stocks and warrants:

 (1) Footwear                            (17) Real Estate                   (33) Automotive
 (2) Auto-Parts                          (18) Retail                        (34) Leisure & Entertainment
 (3) Banking                             (19) Semiconductors                (35) Office Equipment
 (4) Beverages                           (20) Steel                         (36) Industrial Services
 (5) Chemicals                           (21) Telecommunications            (37) Pharmaceuticals
 (6) Telecommunications & Equipment      (22) Cruise Lines                  (38) Photography
 (7) Computers                           (23) Textiles                      (39) Commercial Design
 (8) Electrical Equipment                (24) Warehouse & Storage           (40) Engineering & Construction
 (9) Electronics                         (25) Food Processing               (41) Mining
(10) Financial Services                  (26) Metals                        (42) Paper & Forest Products
(11) Diversified                         (27) Advertising                   (43) Machinery & Equipment
(12) Industrial Components               (28) Tobacco                       (44) Capital Goods
(13) Insurance                           (29) Industrials                   (45) Investment Management
(14) Media /Publishing                   (30) Containers                    (46) Tires & Rubber
(15) Multi-Industry                      (31) Petroleum                     (47) Merchandising
(16) Oil-Integrated                      (32) Railroads                     (48) Reinsurance

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Global Strategy Portfolio
Schedule of Investments as of December 31, 1996
--------------------------------------------------------------------------------

                         SHARES                                                               VALUE      PERCENT OF
INDUSTRIES                HELD                   US STOCKS                     COST         (NOTE 1A)    NET ASSETS
--------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE        10,000  AlliedSignal Inc. ....................  $     735,089  $     670,000         0.3%
                           31,000  +Gulfstream Aerospace Corp. ..........        765,646        751,750         0.3
                           17,000  Northrop Grumman Corp. ...............      1,128,898      1,406,750         0.6
                           17,000  United Technologies Corp. ............        533,814      1,122,000         0.5
                                                                           -------------  -------------  -----------
                                                                               3,163,447      3,950,500         1.7
--------------------------------------------------------------------------------------------------------------------
AUTO & TRUCK               19,000  General Motors Corp. .................      1,037,747      1,059,250         0.5
--------------------------------------------------------------------------------------------------------------------
AUTOMOBILE PARTS           41,000  +Lear Corporation ....................      1,373,500      1,399,125         0.6
--------------------------------------------------------------------------------------------------------------------
BANKING                    38,000  Bank of New York Co., Inc. ...........        987,758      1,282,500         0.6
                            7,000  BankAmerica Corp. ....................        716,177        698,250         0.3
                           14,400  Citicorp .............................      1,142,253      1,483,200         0.6
                                                                           -------------  -------------  -----------
                                                                               2,846,188      3,463,950         1.5
--------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS          28,700  Oakwood Homes Corporation ............        653,908        656,513         0.3
--------------------------------------------------------------------------------------------------------------------
CHEMICALS                  19,000  +FMC Corporation .....................      1,346,648      1,332,375         0.6
                           25,000  PPG Industries, Inc. .................      1,237,314      1,403,125         0.6
                                                                           -------------  -------------  -----------
                                                                               2,583,962      2,735,500         1.2
--------------------------------------------------------------------------------------------------------------------
COMPUTER                   22,000  +cisco Systems, Inc. .................      1,000,847      1,399,750         0.6
SERVICES                   36,000  First Data Corp. .....................      1,289,781      1,314,000         0.6
                                                                           -------------  -------------  -----------
                                                                               2,290,628      2,713,750         1.2
--------------------------------------------------------------------------------------------------------------------
COMPUTERS                  16,000  +Compaq Computer Corp. ...............      1,186,463      1,188,000         0.5
                            9,000  International Business Machines
                                    Corp. ...............................        989,063      1,359,000         0.6
                                                                           -------------  -------------  -----------
                                                                               2,175,526      2,547,000         1.1
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED                36,800  Corning, Inc. ........................      1,134,539      1,702,000         0.7
--------------------------------------------------------------------------------------------------------------------
ELECTRONICS                11,200  General Electric Co. .................        883,768      1,107,400         0.5
                            8,000  Linear Technology Corporation ........        328,049        350,000         0.1
                                                                           -------------  -------------  -----------
                                                                               1,211,817      1,457,400         0.6
--------------------------------------------------------------------------------------------------------------------
ENGINEERING &              33,000  Foster Wheeler Corp. .................      1,399,233      1,225,125         0.5
CONSTRUCTION
--------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT               2,800  +Imax Corporation ....................         86,527         86,100         0.0
                           36,479  +Viacom, Inc. (Class B)...............      1,338,930      1,272,205         0.6
                                                                           -------------  -------------  -----------
                                                                               1,425,457      1,358,305         0.6
--------------------------------------------------------------------------------------------------------------------
FERTILIZERS                17,500  IMC Global, Inc. .....................        678,325        684,688         0.3
--------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES         28,000  American Express Company .............      1,340,030      1,582,000         0.7
--------------------------------------------------------------------------------------------------------------------
FOODS                      40,000  H.J. Heinz Company ...................      1,310,357      1,430,000         0.6
--------------------------------------------------------------------------------------------------------------------
INSURANCE                  12,000  Aetna Inc. ...........................        904,500        960,000         0.4
                           24,800  Allstate Corp. .......................      1,083,168      1,435,300         0.6
                           21,000  UNUM Corporation .....................      1,340,583      1,517,250         0.7
                                                                           -------------  -------------  -----------
                                                                               3,328,251      3,912,550         1.7
--------------------------------------------------------------------------------------------------------------------
LEISURE/TOURISM            50,000  Brunswick Corporation ................      1,237,238      1,200,000         0.5
                           14,284  TCI Pacific Communications
                                    (Convertible Preferred) .............      1,336,589      1,296,273         0.6
                                                                           -------------  -------------  -----------
                                                                               2,573,827      2,496,273         1.1
--------------------------------------------------------------------------------------------------------------------
MACHINERY                  29,000  +American Standard Companies, Inc. ...        946,413      1,109,250         0.5
                           36,500  Deere & Co. ..........................      1,542,480      1,482,813         0.6
                                                                           -------------  -------------  -----------
                                                                               2,488,893      2,592,063         1.1
--------------------------------------------------------------------------------------------------------------------
MEDICAL                    49,000  +Health Management Associates, Inc.
                                    (Class A) ...........................      1,104,800      1,102,500         0.5
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Global Strategy Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                         SHARES                                                               VALUE      PERCENT OF
INDUSTRIES                HELD             US STOCKS (CONCLUDED)               COST         (NOTE 1A)    NET ASSETS
--------------------------------------------------------------------------------------------------------------------
NATURAL GAS                14,000  El Paso Natural Gas Co. ..............  $     686,247  $     707,000         0.3%
                           33,300  Enron Corp. ..........................      1,251,808      1,436,063         0.6
                                                                           -------------  -------------  -----------
                                                                               1,938,055      2,143,063         0.9
--------------------------------------------------------------------------------------------------------------------
OIL SERVICES               44,000  Dresser Industries, Inc. .............        931,971      1,364,000         0.6
                           16,000  Schlumberger Ltd., Inc. ..............      1,111,655      1,598,000         0.7
                                                                           -------------  -------------  -----------
                                                                               2,043,626      2,962,000         1.3
--------------------------------------------------------------------------------------------------------------------
PAPER                      17,800  Kimberly-Clark Corp. .................      1,368,004      1,695,450         0.7
--------------------------------------------------------------------------------------------------------------------
PETROLEUM                  27,000  Pennzoil Co. .........................      1,074,720      1,525,500         0.7
                           36,000  Unocal Corp. .........................      1,210,303      1,462,500         0.6
                                                                           -------------  -------------  -----------
                                                                               2,285,023      2,988,000         1.3
--------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS            24,000  Abbott Laboratories ..................        944,407      1,218,000         0.5
                           18,200  Merck & Co., Inc. ....................        653,692      1,442,350         0.6
                                                                           -------------  -------------  -----------
                                                                               1,598,099      2,660,350         1.1
--------------------------------------------------------------------------------------------------------------------
RAILROADS                  14,000  Burlington Northern Santa Fe, Inc. ...      1,134,788      1,209,250         0.5
--------------------------------------------------------------------------------------------------------------------
REAL ESTATE                32,700  Prentiss Properties Trust ............        668,479        817,500         0.4
INVESTMENT                 18,100  Starwood Lodging Trust ...............        709,645        997,763         0.4
                                                                           -------------  -------------  -----------
TRUST                                                                          1,378,124      1,815,263         0.8
--------------------------------------------------------------------------------------------------------------------
RETAIL                     23,465  Rite Aid Corporation .................        699,121        932,734         0.4
                           34,000  Sears, Roebuck & Co. .................      1,535,019      1,568,250         0.7
                           50,500  +Toys 'R' Us, Inc. ...................      1,572,295      1,515,000         0.6
                                                                           -------------  -------------  -----------
                                                                               3,806,435      4,015,984         1.7
--------------------------------------------------------------------------------------------------------------------
SCIENTIFIC                 32,000  Fisher Scientific International,
INSTRUMENTS                         Inc. ................................        991,105      1,508,000         0.6
--------------------------------------------------------------------------------------------------------------------
SOFTWARE                   33,800  +BMC Software, Inc. ..................      1,262,412      1,398,475         0.6
                           28,750  +Oracle Corp. ........................        910,470      1,196,719         0.5
                                                                           -------------  -------------  -----------
                                                                               2,172,882      2,595,194         1.1
--------------------------------------------------------------------------------------------------------------------
STEEL                      39,000  AK Steel Holding Corp. ...............      1,605,755      1,545,375         0.7
--------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS         55,000  +Airtouch Communications, Inc. .......      1,574,588      1,388,750         0.6
                           17,000  Bell Atlantic Corp. ..................        923,440      1,100,750         0.5
                                                                           -------------  -------------  -----------
                                                                               2,498,028      2,489,500         1.1
--------------------------------------------------------------------------------------------------------------------
TOBACCO                     9,000  Philip Morris Companies, Inc. ........        897,742      1,013,625         0.4
--------------------------------------------------------------------------------------------------------------------
TRAVEL & LODGING           50,000  Carnival Corp. (Class A) .............      1,413,255      1,650,000         0.7
--------------------------------------------------------------------------------------------------------------------
UTILITIES                  64,000  Edison International, Inc. ...........      1,192,546      1,272,000         0.5
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL US STOCKS                            60,443,902     69,631,546        29.9
--------------------------------------------------------------------------------------------------------------------

COUNTRY                                      FOREIGN STOCKS+++
--------------------------------------------------------------------------------------------------------------------
ARGENTINA                  95,539  Banco de Galicia y Buenos Aires S.A.
                                    (ADR)* (4)...........................      1,531,620      2,304,878         1.0
                           90,677  Banco Frances del Rio de la Plata S.A.
                                    (ADR)* (5)...........................      1,956,213      2,493,617         1.1
                           90,000  Yaciementos Petroliferos Fiscales S.A.
                                    (ADR)* (29)..........................      2,029,393      2,272,500         1.0
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN ARGENTINA              5,517,226      7,070,995         3.1
--------------------------------------------------------------------------------------------------------------------
BRAZIL                  3,500,000  Companhia Cervejaria Brahma S.A. PN
                                    (Preferred) (14).....................      1,997,953      1,913,562         0.8
                       14,600,000  Petroleo Brasileiro S.A.-Petrobras
                                    (Preferred) (28).....................      1,723,453      2,325,825         1.0
                           26,500  Telecomunicacoes Brasileiras S.A.-
                                    Telebras (ADR)* (35).................      1,424,602      2,027,250         0.9
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN BRAZIL                 5,146,008      6,266,637         2.7
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Global Strategy Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                         SHARES                                                               VALUE      PERCENT OF
COUNTRY                   HELD         FOREIGN STOCKS+++ (CONTINUED)           COST         (NOTE 1A)    NET ASSETS
--------------------------------------------------------------------------------------------------------------------
CANADA                     85,000  Canadian Pacific, Ltd. (25)...........  $   1,473,190  $   2,252,500         1.0%
                           45,000  Magna International Inc. (Class A)
                                    (17).................................      2,019,240      2,508,750         1.1
                           26,900  Potash Corp of Saskatchewan, Inc.
                                    (44).................................      1,899,766      2,286,500         1.0
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN CANADA                 5,392,196      7,047,750         3.1
--------------------------------------------------------------------------------------------------------------------
FINLAND                    50,000  Finnlines OY (50).....................        923,284      1,227,700         0.5
                           40,700  Nokia Corp. (ADR)* (45)...............      1,422,164      2,345,337         1.0
                           81,000  +UPM-Kymmene OY (a)(46)...............      1,669,997      1,672,063         0.7
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN FINLAND                4,015,445      5,245,100         2.2
--------------------------------------------------------------------------------------------------------------------
FRANCE                     43,300  Michelin (C.G.D.E.) S.A. (Class B)
                                    (18).................................      1,956,423      2,337,766         1.0
                           42,600  +SGS-Thomson Microelectronics N.V.
                                    (NY Registered Shares) (39)..........      1,563,091      2,982,000         1.3
                           51,000  Scor S.A. (51)........................      1,987,106      1,794,044         0.8
                          120,000  Usinor-Sacilor S.A. (22)..............      1,909,976      1,746,338         0.7
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN FRANCE                 7,416,596      8,860,148         3.8
--------------------------------------------------------------------------------------------------------------------
GERMANY                     4,000  +Henkel KGaA (11).....................        177,789        191,875         0.1
                           36,000  +Henkel KGaA (Preferred) (11).........      1,529,763      1,808,775         0.8
                            5,600  Mannesmann AG (21)....................      1,476,775      2,427,819         1.0
                           12,060  +Puma AG (1)..........................        396,360        409,186         0.2
                           40,600  Siemens AG (13).......................      1,889,641      1,913,227         0.8
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN GERMANY                5,470,328      6,750,882         2.9
--------------------------------------------------------------------------------------------------------------------
HONG KONG                 112,800  HSBC Holdings PLC (4).................      1,767,488      2,413,809         1.0
                        1,168,000  Hong Kong Telecommunications, Ltd.
                                    (35).................................      2,074,055      1,880,217         0.8
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN HONG KONG              3,841,543      4,294,026         1.8
--------------------------------------------------------------------------------------------------------------------
INDONESIA                  59,450  P.T. Indonesian Satellite Corp. (ADR)*
                                    (35).................................      2,169,118      1,627,444         0.7
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN INDONESIA              2,169,118      1,627,444         0.7
--------------------------------------------------------------------------------------------------------------------
ITALY                     431,000  Danieli & C. Officine Meccaniche
                                    S.p.A. (21)..........................      1,590,085      1,802,635         0.8
                          554,000  Societa Finanziara Telefonica S.p.A.
                                    (STET) (35)..........................      1,581,727      2,517,767         1.1
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN ITALY                  3,171,812      4,320,402         1.9
--------------------------------------------------------------------------------------------------------------------
JAPAN                     124,000  Bridgestone Corporation (18)..........      2,149,127      2,355,786         1.0
                          103,000  Canon, Inc. (13)......................      1,733,499      2,277,029         1.0
                          117,000  Eisai Co., Ltd. (30)..................      2,156,580      2,303,627         1.0
                          165,000  Maeda Corp. (6).......................      1,668,260      1,221,114         0.5
                          124,000  Matsushita Electric Industrial Co.,
                                    Ltd. (13)............................      2,001,160      2,023,834         0.9
                          318,000  Mitsubishi Electric Corp. (12)........      2,087,710      1,894,819         0.8
                          265,000  Mitsubishi Heavy Industries, Ltd.
                                    (13).................................      1,705,608      2,105,354         0.9
                          245,000  Mitsui-Soko Co., Ltd. (24)............      2,105,369      1,601,598         0.7
                           81,000  Nomura Securities Co., Ltd. (43)......      1,661,741      1,217,098         0.5
                          187,000  Okumura Corp. (6).....................      1,557,500      1,136,857         0.5
                           34,000  Rohm Co. Ltd. (13)....................      1,915,392      2,231,434         1.0
                          187,000  Tokio Marine and Fire Insurance Co.,
                                    Ltd. (19)............................      2,316,039      1,760,190         0.7
                          343,000  Toray Industries, Inc. (36)...........      2,337,746      2,117,832         0.9
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN JAPAN                 25,395,731     24,246,572        10.4
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Global Strategy Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                         SHARES                                                               VALUE      PERCENT OF
COUNTRY                   HELD         FOREIGN STOCKS+++ (CONCLUDED)           COST         (NOTE 1A)    NET ASSETS
--------------------------------------------------------------------------------------------------------------------
MEXICO                    105,000  +Carso Global Telecom, S.A. de C.V.
                                    (ADR)* (35)..........................  $     498,750  $     472,500         0.2%
                          105,000  Grupo Carso, S.A. de C.V. (ADR)*
                                    (25).................................      1,670,406      1,089,375         0.5
                            1,465  Grupo Financiero Inbursa, S.A. de C.V.
                                    (ADR)* (43)..........................         29,400         24,905         0.0
                           91,000  Kimberly-Clark de Mexico, S.A. de C.V.
                                    (46).................................      1,633,917      1,797,802         0.8
                           47,500  Panamerican Beverages, Inc. (Class A)
                                    (14).................................      1,944,520      2,226,562         0.9
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN MEXICO                 5,776,993      5,611,144         2.4
--------------------------------------------------------------------------------------------------------------------
NETHERLANDS                31,000  ABN AMRO Holding N.V. (4).............      1,738,232      2,018,772         0.9
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN THE NETHERLANDS        1,738,232      2,018,772         0.9
--------------------------------------------------------------------------------------------------------------------
NORWAY                    212,000  Color Line ASA (50)...................        826,832        986,949         0.4
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN NORWAY                   826,832        986,949         0.4
--------------------------------------------------------------------------------------------------------------------
PHILIPPINES               533,500  San Miguel Corp. (Class B) (14).......      1,764,310      2,356,664         1.0
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN THE PHILIPPINES        1,764,310      2,356,664         1.0
--------------------------------------------------------------------------------------------------------------------
SOUTH KOREA                43,400  +Hyundai Engineering & Construction
                                    Co., Ltd.(GDR)** (48)++..............        565,502        271,250         0.1
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN SOUTH KOREA              565,502        271,250         0.1
--------------------------------------------------------------------------------------------------------------------
SPAIN                      58,300  Repsol S.A. (ADR)* (29)...............      1,720,869      2,222,687         1.0
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN SPAIN                  1,720,869      2,222,687         1.0
--------------------------------------------------------------------------------------------------------------------
SWEDEN                    139,600  Bure Investment AB (49)...............      1,217,290      1,659,222         0.7
                           94,000  Sparbanken Sverige AB (Class A) (4)...      1,208,588      1,613,793         0.7
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN SWEDEN                 2,425,878      3,273,015         1.4
--------------------------------------------------------------------------------------------------------------------
SWITZERLAND                 1,680  ABB AG (9)............................      1,384,282      2,089,334         0.9
                            1,800  +Novartis AG (Registered Shares)
                                    (30).................................      1,748,593      2,061,099         0.9
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN SWITZERLAND            3,132,875      4,150,433         1.8
--------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM            183,000  Boots Company PLC (33)................      1,734,918      1,886,285         0.8
                          610,000  British Steel PLC (40)................      1,619,397      1,680,177         0.7
                          366,000  General Electric PLC (13).............      1,800,848      2,398,165         1.0
                          134,700  Glaxo Wellcome PLC (30)...............      1,882,922      2,184,616         0.9
                          275,700  Grand Metropolitan PLC (34)...........      1,946,319      2,169,671         0.9
                          209,000  Imperial Chemical Industries PLC
                                    (28).................................      2,740,964      2,747,827         1.2
                          168,000  National Westminster Bank PLC (4).....      1,796,776      1,971,663         0.9
                          538,000  Vodafone Group PLC (35)...............      1,884,137      2,273,414         1.0
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN THE UNITED
                                   KINGDOM                                    15,406,281     17,311,818         7.4
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL FOREIGN STOCKS                      100,893,775    113,932,688        49.0
--------------------------------------------------------------------------------------------------------------------
                          FACE
                       AMOUNT***              FOREIGN BONDS+++
--------------------------------------------------------------------------------------------------------------------
DENMARK       Dkr      20,750,000  Government of Denmark, 8% due
                                    3/15/2006 (16).......................      3,800,226      3,876,199         1.7
--------------------------------------------------------------------------------------------------------------------
GERMANY       DM        2,750,000  Bundesrepublik Deutschland, 7.125% due
                                    12/20/2002 (16)......................      1,909,822      1,962,626         0.8
--------------------------------------------------------------------------------------------------------------------
ITALY         Lit  10,680,000,000  Buoni Poliennali del Tesoro (Italian
                                    Government Bonds), 8.50% due
                                    1/01/2004 (16).......................      7,560,872      7,534,913         3.2
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Global Strategy Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                          FACE                                                                VALUE      PERCENT OF
COUNTRY                AMOUNT***        FOREIGN BONDS+++ (CONCLUDED)           COST         (NOTE 1A)    NET ASSETS
--------------------------------------------------------------------------------------------------------------------
SWEDEN                             Government of Sweden:
             Skr      13,100,000   10.25% due 5/05/2000 (16).............  $   2,240,194  $   2,217,639         1.0%
                      38,700,000   8% due 8/15/2007 (16).................      6,075,168      6,198,474         2.7
                                                                           -------------  -------------  -----------
                                                                               8,315,362      8,416,113         3.7
--------------------------------------------------------------------------------------------------------------------
UNITED                             UK Treasury Gilt:
KINGDOM      L         1,000,000   7% due 11/06/2001 (16)................      1,648,098      1,692,088         0.7
                       2,100,000   7.50% due 12/07/2006 (16).............      3,533,147      3,588,189         1.5
                                                                           -------------  -------------  -----------
                                                                               5,181,245      5,280,277         2.2
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL FOREIGN BONDS                        26,767,527     27,070,128        11.6
--------------------------------------------------------------------------------------------------------------------
                                               US GOVERNMENT OBLIGATIONS
--------------------------------------------------------------------------------------------------------------------
US                                 US Treasury Notes:
GOVERNMENT   US$       1,700,000   5% due 1/31/1998......................      1,684,992      1,688,049         0.7
OBLIGATIONS            3,500,000   5.50% due 4/15/2000...................      3,448,594      3,437,665         1.5
                       4,000,000   6.25% due 4/30/2001...................      4,022,188      4,008,760         1.7
                       7,300,000   7% due 7/15/2006......................      7,648,080      7,584,043         3.3
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL US GOVERNMENT OBLIGATIONS            16,803,854     16,718,517         7.2
--------------------------------------------------------------------------------------------------------------------
                                                   SHORT-TERM SECURITIES
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER****   4,148,000   Three Rivers Funding Corp., 5.72% due
                                    1/21/1997............................      4,134,819      4,134,819         1.8
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL SHORT-TERM SECURITIES                 4,134,819      4,134,819         1.8
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS.....................  $ 209,043,877    231,487,698        99.5
                                                                           -------------
                                                                           -------------
                                   UNREALIZED DEPRECIATION ON FORWARD
                                   FOREIGN EXCHANGE CONTRACTS*****.......                     (823,288)        (0.3)
                                   OTHER ASSETS LESS LIABILITIES.........                     1,865,174         0.8
                                                                                          -------------  -----------
                                   NET ASSETS............................                 $ 232,529,584       100.0%
                                                                                          -------------  -----------
                                                                                          -------------  -----------
--------------------------------------------------------------------------------------------------------------------

  (a) Name changed as a result of the merger of Kymmene Corporation and Repola Ltd.

    *  American Depositary Receipts (ADR).

   **  Global Depositary Receipts (GDR).

  ***  Denominated in US dollars unless otherwise indicated.

 **** Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.

***** Forward foreign exchange contracts as of December 31, 1996 were as follows:

-----------------------------------------------------
                                        UNREALIZED
                                       APPRECIATION
FOREIGN               EXPIRATION      (DEPRECIATION)
CURRENCY SOLD            DATES       (NOTES 1C & 1E)
-----------------------------------------------------
Chf      5,250,000   January 1997     $       80,904
DM      21,180,625   February 1997           186,477
Frf     29,500,000   January 1997            (34,828)
L       12,800,000   January 1997         (1,014,393)
Y    2,800,000,000   February 1997           (41,448)
-----------------------------------------------------
TOTAL UNREALIZED DEPRECIATION ON
FORWARD FOREIGN
EXCHANGE CONTRACTS -- NET (US$
COMMITMENT -- $68,779,740)            $     (823,288)
                                     ----------------
                                     ----------------
-----------------------------------------------------

    +  Non-income producing security.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Global Strategy Portfolio
Schedule of Investments as of December 31, 1996  (Concluded)
--------------------------------------------------------------------------------

   ++ Restricted security as to resale. The value of the Portfolio's investments in restricted securities was approximately $271,000, representing 0.1% of net assets.

--------------------------------------------------------------------------------------------------------------
                                                                           ACQUISITION                VALUE
ISSUE                                                                         DATE        COST      (NOTE 1A)
--------------------------------------------------------------------------------------------------------------
Hyundai Engineering & Construction Co., Ltd. (GDR).......................   3/19/1996   $ 565,502   $ 271,250
--------------------------------------------------------------------------------------------------------------
TOTAL                                                                                   $ 565,502   $ 271,250
                                                                                        ---------  -----------
                                                                                        ---------  -----------
--------------------------------------------------------------------------------------------------------------

  +++  Corresponding industry groups for foreign stocks and bonds:

       (1) Footwear
       (2) Automobile
       (3) Automotive & Equipment
       (4) Banking
       (5) Banking-International
       (6) Building & Construction
       (7) Building Materials
       (8) Business Services
       (9) Capital Goods
      (10) Cement
      (11) Chemicals
      (12) Electrical Equipment
      (13) Electronics
      (14) Beverages
      (15) Food
      (16) Government (Bonds)
      (17) Auto-Parts
      (18) Tires & Rubber
      (19) Insurance
      (20) Machinery
      (21) Machinery & Equipment
      (22) Metals
      (23) Miscellaneous
      (24) Warehouse & Storage
      (25) Multi-Industry
      (26) Natural Gas
      (27) Oil & Gas Producers
      (28) Oil-Integrated
      (29) Petroleum
      (30) Pharmaceuticals
      (31) Printing & Publishing
      (32) Real Estate
      (33) Retail
      (34) Diversified
      (35) Telecommunications
      (36) Textiles
      (37) Toys
      (38) Travel & Lodging
      (39) Semiconductors
      (40) Steel
      (41) Utilities-Electric
      (42) Utilities-Water
      (43) Financial Services
      (44) Mining
      (45) Telecommunications &
           Equipment
      (46) Paper & Forest Products
      (47) Photography
      (48) Engineering & Construction
      (49) Investment Management
      (50) Cruise Lines
      (51) Reinsurance

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Growth Stock Portfolio
Schedule of Investments as of December 31, 1996
--------------------------------------------------------------------------------

                                                                                           VALUE       PERCENT OF
INDUSTRIES             SHARES HELD                STOCKS                    COST         (NOTE 1A)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
ADVERTISING                 80,000  Interpublic Group of Companies,
                                     Inc..............................  $   3,083,566  $   3,800,000         1.6%
-------------------------------------------------------------------------------------------------------------------
BANKING                    110,000  State Street Boston Corp..........      5,460,474      7,095,000         3.0
                            50,000  USBANCORP, Inc....................      2,163,334      2,243,750         0.9
                            25,000  Wells Fargo & Company.............      6,175,537      6,743,750         2.8
                                                                        -------------  -------------       -----
                                                                           13,799,345     16,082,500         6.7
-------------------------------------------------------------------------------------------------------------------
BEVERAGES                  140,000  Coca-Cola Co......................      5,451,486      7,367,500         3.1
-------------------------------------------------------------------------------------------------------------------
COMPUTERS                    5,000  +Compaq Computer Corp.............        255,300        371,250         0.1
-------------------------------------------------------------------------------------------------------------------
COSMETICS                  105,000  Gillette Co. (The)................      4,458,301      8,163,750         3.4
                            10,000  International Flavors &
                                     Fragrances, Inc..................        485,470        450,000         0.2
                                                                        -------------  -------------       -----
                                                                            4,943,771      8,613,750         3.6
-------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT        10,000  Emerson Electric Co...............        658,040        967,500         0.4
                            80,000  General Electric Co...............      5,815,364      7,910,000         3.3
                                                                        -------------  -------------       -----
                                                                            6,473,404      8,877,500         3.7
-------------------------------------------------------------------------------------------------------------------
ELECTRONICS                  5,000  Intel Corp........................        302,268        654,375         0.3
-------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT              110,000  +Viacom, Inc. (Class A)...........      5,426,147      3,795,000         1.6
                            90,000  Walt Disney Co....................      5,447,494      6,266,250         2.6
                                                                        -------------  -------------       -----
                                                                           10,873,641     10,061,250         4.2
-------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES         200,000  Ahmanson (H.F.) & Company.........      6,059,722      6,500,000         2.7
                           200,000  Federal National Mortgage
                                     Association......................      6,298,051      7,450,000         3.1
                           140,000  Travelers Group, Inc..............      4,317,153      6,352,500         2.6
                                                                        -------------  -------------       -----
                                                                           16,674,926     20,302,500         8.4
-------------------------------------------------------------------------------------------------------------------
FOOD                       100,000  ConAgra, Inc......................      4,417,688      4,975,000         2.1
                            90,000  RJR Nabisco Holdings Corp. (Class
                                     A)...............................      3,357,859      3,498,750         1.4
                           180,000  Sara Lee Corporation..............      5,956,599      6,705,000         2.8
                             5,000  Wrigley (Wm.) Jr. Company (Class
                                     B)...............................        213,220        281,250         0.1
                                                                        -------------  -------------       -----
                                                                           13,945,366     15,460,000         6.4
-------------------------------------------------------------------------------------------------------------------
FOOD MERCHANDISING         100,000  Albertson's Inc...................      3,960,922      3,562,500         1.5
-------------------------------------------------------------------------------------------------------------------
HOTELS                      15,000  Marriott International, Inc.......        703,815        828,750         0.3
-------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS           5,000  Colgate-Palmolive Co..............        374,261        461,250         0.2
                            15,000  Kimberly-Clark Corp...............      1,139,898      1,428,750         0.6
                            55,000  Procter & Gamble Co...............      4,921,907      5,912,500         2.4
                                                                        -------------  -------------       -----
                                                                            6,436,066      7,802,500         3.2
-------------------------------------------------------------------------------------------------------------------
INFORMATION SERVICES        50,000  Electronic Data Systems Corp......      2,844,580      2,162,500         0.9
                           170,000  First Data Corp...................      5,479,413      6,205,000         2.6
                                                                        -------------  -------------       -----
                                                                            8,323,993      8,367,500         3.5
-------------------------------------------------------------------------------------------------------------------
INSURANCE                   85,000  Aetna, Inc........................      6,070,240      6,800,000         2.8
                            55,000  American International Group,
                                     Inc..............................      5,188,058      5,953,750         2.5
                           175,000  Travelers/Aetna Property Casualty
                                     Corp. (Class A)..................      4,630,910      6,190,625         2.6
                                                                        -------------  -------------       -----
                                                                           15,889,208     18,944,375         7.9
-------------------------------------------------------------------------------------------------------------------
LEISURE                    105,000  PolyGram N.V. (ADR)*..............      5,039,807      5,223,750         2.2
-------------------------------------------------------------------------------------------------------------------
MEDICAL TECHNOLOGY          20,000  +Boston Scientific Corp...........      1,113,700      1,200,000         0.5
                           150,000  Johnson & Johnson.................      5,582,549      7,462,500         3.1
                                                                        -------------  -------------       -----
                                                                            6,696,249      8,662,500         3.6
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Growth Stock Portfolio
Schedule of Investments as of December 31, 1996  (Concluded)
--------------------------------------------------------------------------------

                                                                                           VALUE       PERCENT OF
INDUSTRIES             SHARES HELD          STOCKS (CONCLUDED)              COST         (NOTE 1A)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
NATURAL GAS                125,000  El Paso Natural Gas Co............  $   5,682,670  $   6,312,500         2.6%
                           185,000  Enron Corp........................      7,877,437      7,978,125         3.3
                                                                        -------------  -------------       -----
                                                                           13,560,107     14,290,625         5.9
-------------------------------------------------------------------------------------------------------------------
OIL SERVICES                20,000  Schlumberger Ltd., Inc............      2,033,450      1,997,500         0.8
-------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS            130,000  +Amgen, Inc.......................      4,833,492      7,068,750         2.9
                            65,000  Bristol-Myers Squibb Co...........      6,197,947      7,068,750         2.9
                           115,000  Merck & Co., Inc..................      6,291,279      9,113,750         3.8
                           105,000  Pfizer, Inc.......................      4,445,538      8,701,875         3.7
                                                                        -------------  -------------       -----
                                                                           21,768,256     31,953,125        13.3
-------------------------------------------------------------------------------------------------------------------
PHOTOGRAPHY                 15,000  Eastman Kodak Co..................        953,578      1,203,750         0.5
-------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL           20,000  WMX Technologies, Inc.............        591,174        652,500         0.3
-------------------------------------------------------------------------------------------------------------------
RESTAURANTS                 90,000  McDonald's Corp...................      4,089,869      4,072,500         1.7
-------------------------------------------------------------------------------------------------------------------
RETAIL-SPECIALTY            90,000  Rite Aid Corporation..............      3,176,287      3,577,500         1.5
                             5,000  +Staples Inc......................         79,583         90,000         0.0
                                                                        -------------  -------------       -----
                                                                            3,255,870      3,667,500         1.5
-------------------------------------------------------------------------------------------------------------------
RETAIL-STORES               65,000  +Meyer (Fred), Inc................      2,197,130      2,307,500         1.0
                           100,000  Wal-Mart Stores, Inc..............      2,422,563      2,287,500         0.9
                                                                        -------------  -------------       -----
                                                                            4,619,693      4,595,000         1.9
-------------------------------------------------------------------------------------------------------------------
SOFTWARE                   105,000  Computer Associates International,
                                     Inc..............................      5,288,873      5,223,750         2.2
                            10,000  +Microsoft Corp...................        459,375        826,250         0.3
                            45,000  +Oracle Corp.(a)..................      1,548,990      1,873,125         0.8
                                                                        -------------  -------------       -----
                                                                            7,297,238      7,923,125         3.3
-------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS         180,000  MCI Communications Corp...........      4,627,132      5,872,500         2.4
-------------------------------------------------------------------------------------------------------------------
TOYS                       160,000  Hasbro, Inc.......................      6,115,646      6,220,000         2.6
-------------------------------------------------------------------------------------------------------------------
TRAVEL & LODGING            20,000  Carnival Corp. (Class A)..........        467,500        660,000         0.3
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL STOCKS                          192,232,646    228,090,625        94.8
-------------------------------------------------------------------------------------------------------------------
                       FACE AMOUNT        SHORT-TERM SECURITIES
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER**     $11,078,000  General Motors Acceptance Corp.,
                                     7.50% due 1/02/1997..............     11,073,384     11,073,384         4.6
-------------------------------------------------------------------------------------------------------------------
US GOVERNMENT &          3,000,000  Federal Home Loan Mortgage Corp.,
AGENCY OBLIGATIONS**                 5.36% due 2/20/1997..............      2,977,220      2,977,220         1.2
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL SHORT-TERM SECURITIES            14,050,604     14,050,604         5.8
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS.................  $ 206,283,250    242,141,229       100.6
                                                                        -------------
                                                                        -------------
                                    LIABILITIES IN EXCESS OF OTHER
                                    ASSETS............................                    (1,475,524)       (0.6)
                                                                                       -------------       -----
                                    NET ASSETS........................                 $ 240,665,705       100.0%
                                                                                       -------------       -----
                                                                                       -------------       -----
-------------------------------------------------------------------------------------------------------------------

(a) Formerly Oracle Systems Corp.

 * American Depositary Receipts (ADR).

 ** Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.

 + Non-income producing security.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
High Yield Portfolio
Schedule of Investments as of December 31, 1996
--------------------------------------------------------------------------------

                                      MOODY'S
INDUSTRIES               S&P RATINGS  RATINGS      FACE AMOUNT                  ISSUE                       COST
---------------------------------------------------------------------------------------------------------------------
                                                                           CORPORATE BONDS
---------------------------------------------------------------------------------------------------------------------
AIRLINES-0.6%                    B+           B1   $    750,000  USAir, Inc., 10.375% due 3/01/2013..  $      750,000
---------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE-0.7%                   B           B2      1,000,000  Exide Corp., 11.635%** due
                                                                  12/15/2004.........................         911,315
---------------------------------------------------------------------------------------------------------------------
BROADCASTING &                   BB          Ba3      1,000,000  Grupo Televisa, S.A. de C.V.,
PUBLISHING-4.7%                                                   11.375% due 5/15/2003..............       1,010,000
                                BB-           B1      1,000,000  Hollinger International, Inc., 9.25%
                                                                  due 2/01/2006......................         956,250
                                  B           B3      1,000,000  MDC Communications Corp., 10.50% due
                                                                  12/01/2006.........................       1,000,000
                                  B          Caa      2,000,000  NWCG Holding Corp., 13.947%** due
                                                                  6/15/1999..........................       1,432,560
                                  B           B2      1,000,000  Sinclair Broadcasting Group Inc.,
                                                                  10% due 12/15/2003.................         935,000
                                                                                                       --------------
                                                                                                            5,333,810
---------------------------------------------------------------------------------------------------------------------
BROADCASTING/                  CCC+          Caa         75,790  American Telecasting, Inc.,
CABLE-7.9%                                                        17.631%** due 6/15/2004............          44,288
                               CCC+          Caa      2,000,000  Australis Media Ltd., 8.45%** due
                                                                  5/15/2003..........................       1,212,729
                                BB-           B2      1,850,000  Bell Cablemedia PLC, 11.875%** due
                                                                  9/15/2005..........................       1,206,665
                                BB-          Ba3      2,000,000  Century Communications Corp., 9.50%
                                                                  due 3/01/2005......................       1,977,500
                                NR*          NR*        500,000  +Globo Communicacoes Participacoes,
                                                                  10.50% due 12/20/2006..............         501,250
                                  B           B2      1,500,000  +Intermedia Capital Partners, 11.25%
                                                                  due 8/01/2006......................       1,493,750
                                BB+          Ba3      1,000,000  Lenfest Communications, Inc., 8.375%
                                                                  due 11/01/2005.....................         931,250
                                  B           B1      1,000,000  +Olympus Communications L.P.,
                                                                  10.625% due 11/15/2006.............       1,000,000
                                BB+          Ba3      1,000,000  Videotron Holdings PLC, 10.625% due
                                                                  2/15/2005..........................       1,023,750
                                                                                                       --------------
                                                                                                            9,391,182
---------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS-1.2%          B+           B3      1,500,000  Pacific Lumber Co., 10.50% due
                                                                  3/01/2003..........................       1,450,313
---------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS-1.3%               B-           B3      1,500,000  International Wire Group, Inc.,
                                                                  11.75% due 6/01/2005...............       1,486,875
---------------------------------------------------------------------------------------------------------------------
CHEMICALS-0.6%                   B+          Ba3        744,000  +ISP Holdings Inc., 9.75% due
                                                                  2/15/2002..........................         744,000
---------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS-                 NR*          NR*        500,000  +Comtel Brasileira Ltd., 10.75% due
8.7%                                                              9/26/2004..........................         500,000
                                 B-           B3      2,000,000  Millicom International Cellular
                                                                  S.A., 13.116%** due 6/01/2006......       1,153,686
                               CCC-           B3      2,000,000  Nextel Communications, Inc.
                                                                  14.085%** due 8/15/2004............       1,242,971
                                  B           B2      1,000,000  +Paging Network, Inc., 10% due
                                                                  10/15/2008.........................       1,001,250
                                  B           B3      1,000,000  PanAmSat L.P., 12.301%** due
                                                                  8/01/2003..........................         797,742
                                BB-           B2      1,000,000  Rogers Communications Inc., 10.875%
                                                                  due 4/15/2004......................       1,007,500
                                BB-           B1      2,000,000  Telefonica de Argentina S.A.,
                                                                  11.875% due 11/01/2004.............       1,978,830
                                 BB           B1      2,000,000  TeleWest Communications PLC,
                                                                  11.489%** due 10/01/2007...........       1,287,292
                                 B+           B1      1,000,000  Vanguard Cellular Systems, Inc.,
                                                                  9.375% due 4/15/2006...............       1,000,000
                                                                                                       --------------
                                                                                                            9,969,271
---------------------------------------------------------------------------------------------------------------------

                             VALUE
INDUSTRIES                 (NOTE 1A)
---------------------------------------

-----------------------
AIRLINES-0.6%            $      783,750
-----------------------
AUTOMOTIVE-0.7%
                                920,000
-----------------------
BROADCASTING &
PUBLISHING-4.7%               1,073,750

                                990,000

                              1,030,000

                              1,650,000

                              1,015,000
                         --------------
                              5,758,750
-----------------------
BROADCASTING/
CABLE-7.9%                       31,074

                              1,050,000

                              1,484,625

                              2,050,000

                                503,125

                              1,543,125

                                966,250

                              1,023,750

                              1,100,000
                         --------------
                              9,751,949
-----------------------
BUILDING MATERIALS-1.2%
                              1,522,500
-----------------------
CAPITAL GOODS-1.3%
                              1,605,000
-----------------------
CHEMICALS-0.6%
                                762,600
-----------------------
COMMUNICATIONS-
8.7%                            513,750

                              1,240,000

                              1,365,000

                              1,013,750

                                930,000

                              1,050,000

                              2,210,000

                              1,395,000

                              1,015,000
                         --------------
                             10,732,500
---------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
High Yield Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                                      MOODY'S
INDUSTRIES               S&P RATINGS  RATINGS      FACE AMOUNT                  ISSUE                       COST
---------------------------------------------------------------------------------------------------------------------
                                                                     CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES-2.1%          BB-          Ba1   $  1,500,000  Advanced Micro Devices, Inc., 11%
                                                                  due 8/01/2003,.....................  $    1,500,000
                                 B-           B3      1,000,000  Dictaphone Corp., 11.75% due
                                                                  8/01/2005..........................         968,750
                                                                                                       --------------
                                                                                                            2,468,750
---------------------------------------------------------------------------------------------------------------------
CONGLOMERATES-3.0%             CCC+           B3        750,000  The Interlake Corp., 12.125% due
                                                                  3/01/2002..........................         706,000
                                 B+           B2      1,000,000  J.B. Poindexter & Co., Inc., 12.50%
                                                                  due 5/15/2004......................         955,000
                                NR*          NR*      1,000,000  MacAndrew & Forbes Group, Inc., 13%
                                                                  due 3/01/1999......................         995,000
                                 B+           B3      1,000,000  Sequa Corp., 9.375% due
                                                                  12/15/2003.........................       1,030,938
                                                                                                       --------------
                                                                                                            3,686,938
---------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS-5.9%            B          NR*      1,500,000  Coleman Holdings, Inc., 11.981%**
                                                                  due 5/27/1998......................       1,012,500
                                 B+          Ba3        500,000  Coty Inc., 10.25% due 5/01/2005.....         500,000
                                 B+          Ba2      1,900,000  International Semi-Tech
                                                                  Microelectronics, Inc. 12.792%**
                                                                  due 8/15/2003......................       1,171,927
                                 B-           B2        683,000  Polymer Group Inc., 12.25% due
                                                                  7/15/2002..........................         683,000
                                 B-           B2      2,000,000  Samsonite Corp., 11.125% due
                                                                  7/15/2005..........................       1,935,625
                                 B+           B1      1,400,000  Sealy Corp., 9.50% due 5/01/2003....       1,424,500
                                                                                                       --------------
                                                                                                            6,727,552
---------------------------------------------------------------------------------------------------------------------
ENERGY-5.3%                      BB           B2        500,000  California Energy Company, Inc.,
                                                                  9.875% due 6/30/2003...............         500,000
                                 B+           B1      1,000,000  +Parker Drilling Co., 9.75% due
                                                                  11/15/2006.........................         992,150
                                NR*          NR*      1,500,000  +Petroleo Brasileiro S.A.-Petrobras,
                                                                  10% due 10/17/2006.................       1,500,000
                               CCC+          Caa      1,700,000  Transamerican Refining Corp.,
                                                                  19.571%** due 2/15/2002............       1,354,618
                                BB-           B2      1,000,000  TransTexas Gas Corp., 11.50% due
                                                                  6/15/2002..........................       1,000,000
                                BB-           B1      1,000,000  Yacimientos Petroliferos Fiscales
                                                                  S.A., 8% due 2/15/2004.............         710,000
                                                                                                       --------------
                                                                                                            6,056,768
---------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT-1.1%               B-           B2      2,000,000  AMF Group Inc., 12.082%** due
                                                                  3/15/2006..........................       1,229,648
---------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES-1.3%         BB-           B1      1,500,000  Reliance Group Holdings Inc., 9.75%
                                                                  due 11/15/2003.....................       1,449,375
---------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGE-4.7%             B+           B1      2,000,000  Chiquita Brands International,
                                                                  9.125% due 3/01/2004...............       2,001,250
                                NR*          NR*        466,000  Cumberland Farms, Inc., 10.50% due
                                                                  10/01/2003.........................         456,097
                                 B-           B3        500,000  Envirodyne Industries Inc., 10.25%
                                                                  due 12/01/2001.....................         509,375
                               CCC+          Caa      1,000,000  Fresh Del Monte Corp., 10% due
                                                                  5/01/2003..........................         976,250
                                  B           B3      2,000,000  Specialty Foods Corp., 11.125% due
                                                                  10/01/2002.........................       1,990,000
                                                                                                       --------------
                                                                                                            5,932,972
---------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT              BB-           B1      1,500,000  Republic of Argentina, 8.375% due
OBLIGATIONS-1.1%                                                  12/20/2003.........................       1,128,750
---------------------------------------------------------------------------------------------------------------------

                             VALUE
INDUSTRIES                 (NOTE 1A)
---------------------------------------

------------------------
COMPUTER SERVICES-2.1%
                         $    1,627,500

                                920,000
                         --------------
                              2,547,500
-----------------------
CONGLOMERATES-3.0%
                                776,250

                                975,000

                              1,000,000

                              1,020,000
                         --------------
                              3,771,250
-----------------------
CONSUMER PRODUCTS-5.9%
                              1,245,000
                                542,500

                              1,225,500

                                746,178

                              2,190,000
                              1,414,000
                         --------------
                              7,363,178
-----------------------
ENERGY-5.3%
                                525,000

                              1,055,000

                              1,516,875

                              1,402,500

                              1,080,000

                                965,000
                         --------------
                              6,544,375
-----------------------
ENTERTAINMENT-1.1%
                              1,322,500
-----------------------
FINANCIAL SERVICES-1.3%
                              1,560,000
-----------------------
FOOD & BEVERAGE-4.7%
                              2,020,000

                                445,030

                                478,750

                                955,000

                              1,900,000
                         --------------
                              5,798,780
-----------------------
FOREIGN GOVERNMENT
OBLIGATIONS-1.1%              1,411,875
-----------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
High Yield Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                                      MOODY'S
INDUSTRIES               S&P RATINGS  RATINGS      FACE AMOUNT                  ISSUE                       COST
---------------------------------------------------------------------------------------------------------------------
                                                                     CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
GAMING-3.9%                       B           B3   $  1,000,000  Greate Bay Properties, Inc., 10.875%
                                                                  due 1/15/2004......................  $      845,000
                                  D          Caa      2,000,000  Harrah's Jazz Company, 14.25% due
                                                                  11/15/2001 (d).....................       1,971,250
                                 B+           B2      1,000,000  Hollywood Casino Corp., 12.75% due
                                                                  11/01/2003.........................         928,635
                                BB-           B1      2,000,000  Trump Atlantic City, 11.25% due
                                                                  5/01/2006..........................       1,997,500
                                                                                                       --------------
                                                                                                            5,742,385
---------------------------------------------------------------------------------------------------------------------
HEALTHCARE-1.7%                  B+           B1      1,000,000  Beverly Enterprises, Inc., 9% due
                                                                  2/15/2006..........................         933,750
                                 B+           B2      1,000,000  Quest Diagnostic Inc., 10.75% due
                                                                  12/15/2006.........................       1,000,000
                                                                                                       --------------
                                                                                                            1,933,750
---------------------------------------------------------------------------------------------------------------------
HOTELS-1.6%                     BB-          Ba3      2,000,000  HMC Acquisition Properties, 9% due
                                                                  12/15/2007.........................       2,000,000
---------------------------------------------------------------------------------------------------------------------
METAL & MINING-2.1%              B-           B2      1,000,000  Kaiser Aluminum & Chemical Corp.,
                                                                  12.75% due 2/01/2003...............       1,045,000
                                 B-           B3      1,750,000  Maxxam Group, Inc., 12.25%** due
                                                                  8/01/2003..........................       1,449,099
                                                                                                       --------------
                                                                                                            2,494,099
---------------------------------------------------------------------------------------------------------------------
PACKAGING-2.1%                   B+           B2      1,500,000  Owens-Illinois, Inc., 9.95% due
                                                                  10/15/2004.........................       1,488,750
                                  B           B2      1,000,000  Portola Packaging Inc., 10.75% due
                                                                  10/01/2005.........................       1,000,000
                                                                                                       --------------
                                                                                                            2,488,750
---------------------------------------------------------------------------------------------------------------------
PAPER-5.2%                        B           B3      1,000,000  Crown Paper Co., 11% due
                                                                  9/01/2005..........................         923,750
                                BB-          Ba3      1,000,000  Doman Industries Ltd., 8.75% due
                                                                  3/15/2004..........................         919,000
                                  B           B2      1,000,000  Fort Howard Corp., 9% due
                                                                  2/01/2006..........................         930,000
                                 B+           B3      1,000,000  Repap New Brunswick, Inc., 10.625%
                                                                  due 4/15/2005......................       1,008,750
                                BB-           B2      1,000,000  Repap Wisconsin, Inc., 9.25% due
                                                                  2/01/2002..........................         900,000
                                  B           B3      1,000,000  Riverwood International Corp.,
                                                                  10.875% due 4/01/2008..............         973,750
                                 B+           B1        500,000  S.D. Warren Co., 12% due
                                                                  12/15/2004.........................         500,000
                                                                                                       --------------
                                                                                                            6,155,250
---------------------------------------------------------------------------------------------------------------------
REAL ESTATE-1.0%                NR*          NR*      2,000,000  Rockefeller Center Properties, Inc.
                                                                  (Convertible), 11.04%** due
                                                                  12/31/2000.........................       1,312,995
---------------------------------------------------------------------------------------------------------------------
RESTAURANTS-0.8%                  B           B1      1,000,000  Foodmaker, Inc., 9.25% due
                                                                  3/01/1999..........................       1,002,500
---------------------------------------------------------------------------------------------------------------------
RETAIL SPECIALTY-0.1%             D          Caa      1,000,000  Bradlees, Inc., 11% due 8/01/2002
                                                                  (d)................................       1,023,750
---------------------------------------------------------------------------------------------------------------------
STEEL-0.8%                       B+           B2      1,000,000  +WCI Steel Inc., 10% due
                                                                  12/01/2004.........................       1,000,000
---------------------------------------------------------------------------------------------------------------------
SUPERMARKETS-2.2%                B-           B3      1,137,000  Grand Union Co., 12% due
                                                                  9/01/2004..........................       1,099,324
                                  B           B2        500,000  Penn Traffic Co., 8.625% due
                                                                  12/15/2003.........................         417,500
                                  B           B1      1,000,000  Ralph's Grocery Co., 10.45% due
                                                                  6/15/2004..........................         948,679
                                                                                                       --------------
                                                                                                            2,465,503
---------------------------------------------------------------------------------------------------------------------

                             VALUE
INDUSTRIES                 (NOTE 1A)
---------------------------------------

-----------------------
GAMING-3.9%
                         $      840,000

                                982,500

                                960,000

                              1,980,000
                         --------------
                              4,762,500
-----------------------
HEALTHCARE-1.7%
                              1,005,000

                              1,050,000
                         --------------
                              2,055,000
-----------------------
HOTELS-1.6%
                              2,030,000
-----------------------
METAL & MINING-2.1%
                              1,075,000

                              1,491,875
                         --------------
                              2,566,875
-----------------------
PACKAGING-2.1%
                              1,590,000

                              1,042,500
                         --------------
                              2,632,500
-----------------------
PAPER-5.2%
                                940,000

                                935,000

                              1,010,000

                              1,040,000

                              1,007,500

                                915,000

                                540,000
                         --------------
                              6,387,500
-----------------------
REAL ESTATE-1.0%

                              1,235,000
-----------------------
RESTAURANTS-0.8%
                              1,022,500
-----------------------
RETAIL SPECIALTY-0.1%
                                105,000
-----------------------
STEEL-0.8%
                              1,015,000
-----------------------
SUPERMARKETS-2.2%
                              1,199,535

                                411,250

                              1,062,500
                         --------------
                              2,673,285
-----------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
High Yield Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                                      MOODY'S
INDUSTRIES               S&P RATINGS  RATINGS      FACE AMOUNT                  ISSUE                       COST
---------------------------------------------------------------------------------------------------------------------
                                                                     CORPORATE BONDS (CONCLUDED)
---------------------------------------------------------------------------------------------------------------------
TEXTILES-2.7%                    B-          Caa   $  1,000,000  Decorative Home Accents, Inc., 13%
                                                                  due 6/30/2002......................  $      992,336
                                BB-          Ba3      1,000,000  Tultex Corp., 10.625% due
                                                                  3/15/2005..........................       1,007,500
                                 B+           B2      1,500,000  Westpoint Stevens Industries, Inc.,
                                                                  9.375% due 12/15/2005..............       1,465,000
                                                                                                       --------------
                                                                                                            3,464,836
---------------------------------------------------------------------------------------------------------------------
TRANSPORTATION-3.1%             BB-           B1      1,000,000  Sea Containers Ltd., 12.50% due
                                                                  12/01/2004.........................       1,095,000
                                BB-          Ba2      1,200,000  Maritima Mexicana Transportacion,
                                                                  S.A. de C.V., 9.25% due
                                                                  5/15/2003..........................         978,000
                                 B-           B3      2,000,000  Transtar Holdings L.P., 11.065%**
                                                                  due 12/15/2003.....................       1,468,641
                                                                                                       --------------
                                                                                                            3,541,641
---------------------------------------------------------------------------------------------------------------------
UTILITIES-4.9%                   B+           B1        980,000  Beaver Valley Funding Corp., 9% due
                                                                  6/01/2017..........................         924,875
                                 B+          Ba3      1,000,000  CTC Mansfield Funding, Inc., 11.125%
                                                                  due 9/30/2016......................       1,076,250
                                BB-           B1      1,000,000  Metrogas S.A., 12% due 8/15/2000....         983,750
                                                                 Midland Cogeneration Venture L.P.:
                                BB-          Ba3        775,818      10.33% due 7/23/2002(e).........         803,457
                                 B-           B2      1,000,000      13.25% due 7/23/2006............       1,108,750
                               BBB-          NR*      1,000,000  +Trans Gas de Occidente S.A., 9.79%
                                                                  due 11/01/2010.....................       1,000,000
                                                                                                       --------------
                                                                                                            5,897,082
---------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL CORPORATE BONDS-82.4%               99,240,060
---------------------------------------------------------------------------------------------------------------------
                                                      SHARES
                                                       HELD            COMMON STOCKS & WARRANTS
---------------------------------------------------------------------------------------------------------------------
BROADCASTING/                                             5,000  American Telecasting, Inc.
CABLE-0.0%                                                        (Warrants) (b).....................           4,776
---------------------------------------------------------------------------------------------------------------------
ENERGY-0.1%                                              29,058  Transamerica Refining Corp.
                                                                  (Warrants) (b).....................          67,742
---------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGE-0.2%                                     18,878  FoodBrands America, Inc. (d)........       1,066,813
---------------------------------------------------------------------------------------------------------------------
GAMING-0.0%                                              10,000  Goldriver Hotel & Casino Corp.
                                                                  (Class B) (c)(d)...................          65,657
                                                          1,000  +Goldriver Hotel & Casino Corp.,
                                                                  Liquidating Trust (d)..............          24,040
                                                                                                       --------------
                                                                                                               89,697
---------------------------------------------------------------------------------------------------------------------
HOTELS-0.0%                                                 804  Buckhead America Corp. (d)..........           4,321
---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL                                                1,036  Thermadyne Industries, Inc. (d).....          15,022
SERVICES-0.0%
---------------------------------------------------------------------------------------------------------------------
SUPERMARKETS-0.1%                                        17,674  Grand Union Co. (d).................       1,000,000
---------------------------------------------------------------------------------------------------------------------
TEXTILES-0.0%                                             1,000  +Decorative Home Accents, Inc.
                                                                  (Class F) (d)......................           7,664
---------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL COMMON STOCKS & WARRANTS-0.4%        2,256,035
---------------------------------------------------------------------------------------------------------------------
                                                                           PREFERRED STOCKS
---------------------------------------------------------------------------------------------------------------------
BROADCASTING &                                           11,134  K-III Communications Corp. (Series
PUBLISHING-0.9%                                                   B) (a).............................       1,125,264
---------------------------------------------------------------------------------------------------------------------
BROADCASTING/                                            10,563  Cablevision Systems Corp. (Series M)
CABLE-0.8%                                                        (a)................................         935,000
---------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS-0.8%                                       1,000  +Paxson Communications Corp.
                                                                  (Convertible) (a)..................         945,000
---------------------------------------------------------------------------------------------------------------------

                             VALUE
INDUSTRIES                 (NOTE 1A)
---------------------------------------

-----------------------
TEXTILES-2.7%
                         $      650,000

                              1,090,000

                              1,545,000
                         --------------
                              3,285,000
-----------------------
TRANSPORTATION-3.1%
                              1,100,000

                              1,173,000

                              1,600,000
                         --------------
                              3,873,000
-----------------------
UTILITIES-4.9%
                                935,890

                              1,055,000
                              1,097,500

                                826,247
                              1,155,330

                              1,035,000
                         --------------
                              6,104,967
-----------------------
                            101,904,634
-----------------------

-----------------------
BROADCASTING/
CABLE-0.0%                       11,250
-----------------------
ENERGY-0.1%
                                 58,116
-----------------------
FOOD & BEVERAGE-0.2%            259,572
-----------------------
GAMING-0.0%
                                      0

                                  8,564
                         --------------
                                  8,564
-----------------------
HOTELS-0.0%                       4,824
-----------------------
INDUSTRIAL                       27,454
SERVICES-0.0%
-----------------------
SUPERMARKETS-0.1%                86,161
-----------------------
TEXTILES-0.0%
                                  5,500
-----------------------
                                461,441
-----------------------

-----------------------
BROADCASTING &
PUBLISHING-0.9%               1,118,950
-----------------------
BROADCASTING/
CABLE-0.8%                      971,796
-----------------------
COMMUNICATIONS-0.8%
                                952,500
-----------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
High Yield Portfolio
Schedule of Investments as of December 31, 1996  (Concluded)
--------------------------------------------------------------------------------


INDUSTRIES                                         SHARES HELD                  ISSUE                       COST
---------------------------------------------------------------------------------------------------------------------
                                                                     PREFERRED STOCKS (CONCLUDED)
---------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT-1.4%                                        1,612  Time Warner Inc. (Series M) (a).....  $    1,611,983
---------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL PREFERRED STOCKS-3.9%                4,617,247
---------------------------------------------------------------------------------------------------------------------

                                                   FACE AMOUNT           SHORT-TERM SECURITES
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL                                         $  4,037,000  General Motors Acceptance Corp.,
PAPER***-3.2%                                                     7.50% due 1/02/1997................       4,035,318
---------------------------------------------------------------------------------------------------------------------
US GOVERNMENT & AGENCY                                5,000,000  Federal Home Loan Mortgage Corp.,
                                                                  5.22% due 1/03/1997................       4,997,825
OBLIGATIONS***-9.4%                                              Federal National Mortgage
                                                                  Association:
                                                      2,625,000      5.21% due 1/17/1997.............       2,618,542
                                                      4,000,000      5.50% due 1/22/1997.............       3,986,555
                                                                                                       --------------
                                                                                                           11,602,922
---------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL SHORT-TERM SECURITIES-12.6%         15,638,240
---------------------------------------------------------------------------------------------------------------------

                                                                 TOTAL INVESTMENTS-99.3%.............  $  121,751,582
                                                                                                       --------------
                                                                                                       --------------
                                                                 OTHER ASSETS LESS
                                                                 LIABILITIES-0.7%....................

                                                                 NET ASSETS-100.0%...................
---------------------------------------------------------------------------------------------------------------------

                             VALUE
INDUSTRIES                 (NOTE 1A)
---------------------------------------

-----------------------
ENTERTAINMENT-1.4%       $    1,749,020
-----------------------
                              4,792,266
-----------------------

-----------------------
COMMERCIAL
PAPER***-3.2%                 4,035,318
-----------------------
US GOVERNMENT & AGENCY
                              4,997,825
OBLIGATIONS***-9.4%

                              2,618,542
                              3,986,555
                         --------------
                             11,602,922
-----------------------
                             15,638,240
-----------------------
                            122,796,581

                                846,814
                         --------------
                         $  123,643,395
                         --------------
                         --------------
-----------------------

  * Not Rated.

 ** Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.

*** Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.

  + Restricted securities as to resale. The value of the Portfolio's investments in restricted securities was approximately $10,949,000, representing 8.9% of net assets.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   VALUE (NOTE
ISSUE                                                                       ACQUISITION DATE(S)        COST            1A)
-------------------------------------------------------------------------------------------------------------------------------
Comtel Brasileira Ltd., 10.75% due 9/26/2004............................         9/18/1996         $     500,000  $     513,750
Decorative Home Accents, Inc. (Class F).................................         6/30/1995                 7,664          5,500
Globo Communicacoes Participacoes, 10.50% due 12/20/2006................        12/10/1996               501,250        503,125
Goldriver Hotel & Casino Liquidating Trust..............................         8/31/1992                24,040          8,564
ISP Holdings Inc., 9.75% due 2/15/2002..................................        10/21/1996               744,000        762,600
Intermedia Capital Partners, 11.25% due 8/01/2006.......................   11/08/1996-11/13/1996       1,493,750      1,543,125
Olympus Communications L.P., 10.625% due 11/15/2006.....................        11/06/1996             1,000,000      1,023,750
Paging Network, Inc., 10% due 10/15/2008................................        11/22/1996             1,001,250      1,013,750
Parker Drilling Co., 9.75% due 11/15/2006...............................        11/05/1996               992,150      1,055,000
Paxson Communications Corp. (Convertible)...............................        12/19/1996               945,000        952,500
Petroleo Brasileiro S.A.-Petrobras, 10% due 10/17/2006..................        11/15/1996             1,500,000      1,516,875
Trans Gas de Occidente S.A., 9.79% due 11/01/2010.......................        11/02/1995             1,000,000      1,035,000
WCI Steel Inc. 10% due 12/01/2004.......................................        11/22/1996             1,000,000      1,015,000
-------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                              $  10,709,104  $  10,948,539
                                                                                                   -------------  -------------
                                                                                                   -------------  -------------
-------------------------------------------------------------------------------------------------------------------------------

 (a) Represents a pay-in-kind security which may pay interest/ dividends in additional face amount/shares.

 (b) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock/face amount of bonds. The purchase price and number of shares/face amount are subject to adjustments under certain conditions until the expiration date.

 (c) Each share contains a right which entitles the Portfolio to purchase a predetermined number of shares of preferred stock. The purchase price and number of shares are subject to adjustment.

 (d) Non-income producing security.

 (e) Subject to principal paydowns.

Ratings of issues shown have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Intermediate Government Bond Portfolio
Schedule of Investments as of December 31, 1996
--------------------------------------------------------------------------------

                                                                                                             VALUE
                      FACE AMOUNT                          ISSUE                              COST         (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------

                                          US GOVERNMENT & AGENCY OBLIGATIONS
----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN     $ 5,000,000  Federal Home Loan Mortgage Corporation,
MORTGAGE                           7.90% due 9/19/2001 (a)..............................  $   5,000,000  $   5,300,000
CORPORATION-2.4%
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION               5,000,000      5,300,000
----------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL        5,000,000  Federal National Mortgage Association:
MORTGAGE                6,000,000  7.55% due 4/22/2002..................................      5,226,550      5,247,650
ASSOCIATION-18.5%                  7.40% due 7/01/2004..................................      6,248,520      6,287,820
                       10,000,000      7.85% due 9/10/2004..............................      9,824,469     10,234,400
                        9,000,000      7.65% due 3/10/2005..............................      8,990,156      9,563,940
                       10,000,000      6.35% due 6/10/2005..............................     10,000,000      9,795,300
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION               40,289,695     41,129,110
----------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED           524,843  Federal National Mortgage Association, 9% due
SECURITIES-0.3%                     1/01/2002 (a).......................................        506,474        547,018
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL MORTGAGE BACKED SECURITIES                             506,474        547,018
----------------------------------------------------------------------------------------------------------------------
PRIVATE EXPORT          7,000,000  Private Export Funding Corporation:
FUNDING                10,000,000      8.35% due 1/31/2001..............................      7,083,590      7,480,760
CORPORATION-8.4%                       8.75% due 6/30/2003..............................     10,410,680     11,148,600
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL PRIVATE EXPORT FUNDING CORPORATION                  17,494,270     18,629,360
----------------------------------------------------------------------------------------------------------------------
STUDENT LOAN           13,000,000  Student Loan Marketing Association,
MARKETING                           7.50% due 3/08/2000.................................     13,176,719     13,469,170
ASSOCIATION-6.1%
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL STUDENT LOAN MARKETING ASSOCIATION                  13,176,719     13,469,170
----------------------------------------------------------------------------------------------------------------------
US TREASURY BONDS      16,000,000  US Treasury Bond, 12% due 5/15/2005..................     22,772,500     21,724,960
& NOTES-61.2%                      US Treasury Notes:
                       15,000,000      6.375% due 8/15/2002.............................     15,006,577     15,098,400
                        5,500,000      6.25% due 2/15/2003..............................      5,479,805      5,493,125
                       26,000,000      7.25% due 5/15/2004..............................     26,328,906     27,356,940
                        5,000,000      7.875% due 11/15/2004............................      5,246,875      5,456,250
                       21,500,000      6.50% due 5/15/2005..............................     21,097,070     21,644,480
                       10,000,000      10.75% due 8/15/2005.............................     13,385,937     12,829,700
                       10,500,000      6.875% due 5/15/2006.............................     10,534,219     10,819,935
                        9,000,000      7% due 7/15/2006.................................      9,562,500      9,350,190
                        6,000,000      6.50% due 10/15/2006.............................      6,070,078      6,032,820
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL US TREASURY BONDS & NOTES                          135,484,467    135,806,800
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL US GOVERNMENT & AGENCY
                                   OBLIGATIONS-96.9%                                        211,951,625    214,881,458
----------------------------------------------------------------------------------------------------------------------
                                                SHORT-TERM SECURITIES
----------------------------------------------------------------------------------------------------------------------
REPURCHASE              3,659,000  UBS Securities Funding Corp., purchased on 12/31/1996
AGREEMENT*-1.6%                    to yield 6.75% to 1/02/1997..........................      3,659,000      3,659,000
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL SHORT-TERM SECURITIES-1.6%                           3,659,000      3,659,000
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS-98.5%..............................  $ 215,610,625    218,540,458
                                                                                          -------------
                                                                                          -------------
                                   OTHER ASSETS LESS LIABILITIES-1.5%...................                     3,322,551
                                                                                                         -------------
                                   NET ASSETS-100.0%....................................                 $ 221,863,009
                                                                                                         -------------
                                                                                                         -------------
----------------------------------------------------------------------------------------------------------------------

(a) US Government Agency Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instrument. As a result, the average life may be substantially less than the original maturity.

 * Repurchase Agreement is fully collateralized by US Government Obligations.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Long Term Corporate Bond Portfolio
Schedule of Investments as of December 31, 1996
--------------------------------------------------------------------------------

                                      MOODY'S         FACE                                                           VALUE
                         S&P RATINGS  RATINGS        AMOUNT                  ISSUE                    COST         (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------

                                                                   US GOVERNMENT OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------
US TREASURY                                                    US Treasury Notes:
NOTES-5.6%                      AAA          Aaa   $2,000,000      7.25% due 2/15/1998..........  $   1,994,440  $   2,032,820
                                AAA          Aaa      500,000      6.25% due 8/31/2000..........        500,195        501,875
                                AAA          Aaa    4,000,000      6.50% due 5/15/2005..........      3,869,375      4,026,880
------------------------------------------------------------------------------------------------------------------------------
                                                               TOTAL US GOVERNMENT OBLIGATIONS-5.6%   6,364,010      6,561,575
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIES                                                          CORPORATE BONDS & NOTES
------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED                    AAA          Aaa    2,000,000  Banc One, Credit Card Master
SECURITIES**-3.3%                                               Trust, 7.55% due 12/15/1999.....      2,037,110      2,028,740
                                AAA          Aaa    1,000,000  Citibank, Credit Card Master
                                                                Trust I, 5.62% due 12/10/2008...        999,610        999,060
                                AAA          Aaa      892,492  Fifth Third Auto Grantor Trust,
                                                                6.45% due 3/15/2002.............        892,143        896,954
                                                                                                  -------------  -------------
                                                                                                      3,928,863      3,924,754
------------------------------------------------------------------------------------------------------------------------------
BANKING-14.0%                    A-           A2    1,000,000  Bank of New York Co., Inc.,
                                                                7.625% due 7/15/2002............      1,076,500      1,039,790
                                 A+           A1    1,000,000  BankAmerica Corp., 7.125% due
                                                                5/12/2005.......................        985,500      1,007,540
                                 A+           A1    2,000,000  Citicorp., 8.80% due 2/01/2000...      2,000,000      2,003,900
                               BBB+           A3    2,000,000  First Interstate Bancorp, 9.90%
                                                                due 11/15/2001..................      2,270,480      2,263,940
                               BBB+           A1    1,250,000  ++First Union Capital Corp.,
                                                                7.85% due 1/01/2027.............      1,247,825      1,247,825
                               BBB+           A3    1,000,000  HSBC Americas Inc., 7% due
                                                                11/01/2006......................        991,600        987,200
                                AA-          Aa2    2,000,000  JPM Capital Trust I, 7.54% due
                                                                1/15/2027.......................      2,000,000      1,954,580
                                 A-           A3    2,000,000  Mellon Bank Corp., 6.875% due
                                                                3/01/2003.......................      1,822,480      2,000,240
                                  A           A2    2,000,000  NationsBank Corp., 7.50% due
                                                                2/15/1997.......................      1,998,280      2,003,740
                                 A+           A1    1,000,000  Norwest Corp., 6.625% due
                                                                3/15/2003.......................      1,003,060        982,650
                                BBB           A1    1,000,000  Wells Fargo Capital I, 7.96% due
                                                                12/15/2026......................        983,170        999,570
                                                                                                  -------------  -------------
                                                                                                     16,378,895     16,490,975
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES-              A-           A3    2,000,000  Chrysler Financial Corp., 10.95%
CAPTIVE-7.4%                                                    due 8/01/2017...................      2,202,640      2,156,080
                                 A+           A1    2,500,000  Ford Motor Credit Co., 7% due
                                                                9/25/2001.......................      2,490,050      2,537,275
                                                               General Motors Acceptance Corp.:
                                 A-           A3    2,000,000      7.125% due 5/11/1998.........      2,022,560      2,030,440
                                 A-           A3    1,000,000      7.125% due 5/01/2003.........        994,890      1,014,290
                                 A-           A3    1,000,000      7.40% due 9/01/2025..........        991,940        988,940
                                                                                                  -------------  -------------
                                                                                                      8,702,080      8,727,025
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES-              A+           A1    2,000,000  American General Finance Corp.,
CONSUMER-8.7%                                                   7.70% due 11/15/1997............      1,977,660      2,026,800
                                                               Associates Corp. of North
                                                                America:
                                AA-          Aa3    2,300,000      5.25% due 9/01/1998..........      2,230,057      2,266,397
                                AA-          Aa3    1,000,000      7.25% due 9/01/1999..........        987,620      1,021,960
                                 A+          Aa3    2,000,000  CIT Group Holdings, Inc., 5.764%
                                                                due 2/28/1997...................      1,998,680      2,000,100
                               BBB+         Baa1    2,000,000  Crown Cork & Seal Financial PLC,
                                                                6.75% due 12/15/2003............      1,989,260      1,976,020
                                 A+           A2    1,000,000  Transamerica Financial Corp.,
                                                                6.80% due 3/15/1999.............        999,730      1,010,520
                                                                                                  -------------  -------------
                                                                                                     10,183,007     10,301,797
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Long Term Corporate Bond Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                                      MOODY'S         FACE                                                           VALUE
INDUSTRIES               S&P RATINGS  RATINGS        AMOUNT                  ISSUE                    COST         (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------
                                                               CORPORATE BONDS & NOTES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES-               A           A2   $1,000,000  Dean Witter, Discover & Co.,
OTHER-11.0%                                                     6.30% due 1/15/2006.............  $     995,600  $     944,672
                                 A+           A2    1,000,000  Equitable Companies, Inc., 9% due
                                                                12/15/2004......................      1,104,050      1,119,700
                                  A           A2    1,000,000  Equitable Life Assurance Society
                                                                of the US, 7.70% due
                                                                12/01/2015......................        993,160        999,580
                                AAA          Aaa      500,000  General Electric Capital Corp.,
                                                                8.125% due 5/15/2012............        531,640        552,750
                               BBB+         Baa1    3,500,000  PaineWebber Group Inc., 7.625%
                                                                due 2/15/2014...................      3,342,430      3,428,320
                                 A-           A2    3,000,000  Smith Barney Holdings, Inc.,
                                                                6.50% due 10/15/2002............      2,987,520      2,950,260
                                  A           A1    2,000,000  Travelers Capital II, 7.75% due
                                                                12/01/2036......................      2,003,400      1,923,120
                                 A+           A1    1,000,000  Travelers Group, Inc., 7.875% due
                                                                5/15/2025.......................        999,420      1,044,490
                                                                                                  -------------  -------------
                                                                                                     12,957,220     12,962,892
------------------------------------------------------------------------------------------------------------------------------
FOREIGN+-12.9%                 BBB+           A3    1,000,000  ++Bangkok Bank Public Company
                                                                Ltd., 7.25% due 9/15/2005 (4)...        990,920        977,740
                                AA-          Aa3    2,000,000  CRA Finance Ltd., 6.50% due
                                                                12/01/2003 (1)..................      2,006,950      1,948,780
                                  A           A3    1,000,000  China Light & Power Co., Ltd.,
                                                                7.50% due 4/15/2006 (6).........        993,630      1,008,320
                                AA-           A1    1,000,000  Korea Development Bank, 6.625%
                                                                due 11/21/2003 (4)..............        995,280        990,000
                                  A           A1    1,000,000  Midland Bank PLC, 7.625% due
                                                                6/15/2006 (4)...................        992,340      1,035,460
                                 A+           A1    2,000,000  ++Petroliam Nasional BHD, 6.875%
                                                                due 7/01/2003 (5)...............      1,977,680      2,002,860
                                                               Pohang Iron & Steel Co. Ltd. (3):
                                 A+           A2    1,000,000      7.375% due 5/15/2005.........      1,018,160      1,013,710
                                 A+           A2    1,000,000      7.125% due 11/01/2006........        998,870        997,270
                                                               Province of Quebec (Canada) (2):
                                 A+           A2    1,000,000      8.80% due 4/15/2003..........      1,129,480      1,100,610
                                 A+           A2    1,500,000      13% due 10/01/2013...........      1,959,060      1,725,075
                                 A+           A2    1,000,000      7.125% due 2/09/2024.........        902,520        960,340
                                  A           A2    1,500,000  Western Mining Corp. Holdings
                                                                Ltd., 7.25% due 11/15/2013
                                                                (1).............................      1,519,575      1,486,425
                                                                                                  -------------  -------------
                                                                                                     15,484,465     15,246,590
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-CONSUMER-             A+           A1    3,500,000  Bass America, Inc., 8.125% due
9.7%                                                            3/31/2002.......................      3,532,070      3,719,555
                                                               Grand Metropolitan Investment
                                                                Corp.:
                                 A+           A2    1,000,000      6.50% due 9/15/1999..........      1,000,000      1,000,580
                                 A+           A2    1,000,000      8.625% due 8/15/2001.........      1,047,750      1,079,190
                                 A-           A3    1,000,000  IBP, Inc., 6.125% due
                                                                2/01/2006.......................        918,780        942,930
                                AAA          Aaa    2,000,000  Johnson & Johnson, 8.72% due
                                                                11/01/2024......................      2,019,140      2,225,360
                                  A           A2      500,000  Philip Morris Companies, Inc.,
                                                                7.25% due 1/15/2003.............        503,440        505,555
                               BBB-         Baa3    1,000,000  RJR Nabisco, Inc., 8.75% due
                                                                8/15/2005.......................        963,120      1,004,500
                                  A           A2    1,000,000  ++Disney Enterprises, Inc., 6.85%
                                                                due 1/10/2007...................        999,320        999,290
                                                                                                  -------------  -------------
                                                                                                     10,983,620     11,476,960
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Long Term Corporate Bond Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                                      MOODY'S         FACE                                                           VALUE
INDUSTRIES               S&P RATINGS  RATINGS        AMOUNT                  ISSUE                    COST         (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------
                                                               CORPORATE BONDS & NOTES (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-                      AA          Aa3   $2,000,000  BP America Inc., 10% due
ENERGY-3.6%                                                     7/01/2018.......................  $   2,156,880  $   2,181,740
                                 A-           A1      500,000  Dresser Industries, Inc., 7.60%
                                                                due 8/15/2096...................        498,545        510,465
                                BBB         Baa3      500,000  Husky Oil Ltd., 7.125% due
                                                                11/15/2006......................        497,765        500,020
                                 A+           A1    1,000,000  Texaco Capital Inc., 6.875% due
                                                                7/15/1999.......................        998,060      1,009,280
                                                                                                  -------------  -------------
                                                                                                      4,151,250      4,201,505
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-                                                    Columbia/HCA Healthcare Corp.:
OTHER-9.4%                       A-           A2      500,000      6.41% due 6/15/2000..........        499,700        498,740
                                 A-           A2    1,000,000      7.75% due 7/15/2036..........        992,280      1,019,500
                                 A+           A1    1,000,000  ++Electronic Data Systems, Inc.,
                                                                6.85% due 5/15/2000.............        999,210      1,012,221
                                BBB         Baa2    2,500,000  Federal Express Corp., 9.65% due
                                                                6/15/2012.......................      2,758,750      2,975,475
                               BBB+           A3    1,000,000  Lockheed Martin Corp., 6.625% due
                                                                6/15/1998.......................        999,870      1,007,710
                               BBB+           A3      500,000  Martin Marietta Corp., 7.375% due
                                                                4/15/2013.......................        480,805        506,165
                                  A           A2    1,000,000  May Department Stores Co., 6.875%
                                                                due 11/01/2005..................        996,950        994,840
                                 A-         Baa2    1,000,000  McDonnell Douglas Corp., 8.625%
                                                                due 4/01/1997...................      1,016,670      1,006,570
                               BBB+           A3    1,000,000  Philips Electronics N.V., 7.20%
                                                                due 6/01/2026...................        997,740      1,013,750
                               BBB-         Baa3    1,000,000  Royal Caribbean Cruises Ltd.,
                                                                7.25% due 8/15/2006.............        963,700        984,850
                                                                                                  -------------  -------------
                                                                                                     10,705,675     11,019,821
------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL-1.3%              AAA          Aaa    1,500,000  Asian Development Bank, 10.75%
                                                                due 6/01/1997...................      1,580,525      1,528,755
------------------------------------------------------------------------------------------------------------------------------
TRANSPORT SERVICES-                                            Southwest Airlines, Inc.:
2.7%                             A-           A3    2,000,000      9.40% due 7/01/2001..........      2,407,120      2,174,000
                                 A-           A3    1,000,000      7.875% due 9/01/2007.........        998,750      1,032,790
                                                                                                  -------------  -------------
                                                                                                      3,405,870      3,206,790
------------------------------------------------------------------------------------------------------------------------------
UTILITIES-                                                     GTE Corp.:
COMMUNICATIONS-4.0%            BBB+           A3    2,000,000      9.375% due 12/01/2000........      2,189,690      2,197,740
                               BBB+           A3      500,000      9.10% due 6/01/2003..........        548,730        557,745
                                AAA          Aaa    1,000,000  Indiana Bell Telephone Co. Inc.,
                                                                7.30% due 8/15/2026.............        998,290      1,014,840
                                 AA          Aa3    1,000,000  Southwestern Bell
                                                                Telecommunications Co., 6.125%
                                                                due 3/01/2000...................        978,880        993,580
                                                                                                  -------------  -------------
                                                                                                      4,715,590      4,763,905
------------------------------------------------------------------------------------------------------------------------------
UTILITIES-GAS-2.2%              AA-           A1    2,500,000  Consolidated Natural Gas Co.,
                                                                8.75% due 6/01/1999.............      2,575,440      2,629,250
------------------------------------------------------------------------------------------------------------------------------
                                                               TOTAL CORPORATE BONDS &
                                                               NOTES-90.2%                          105,752,500    106,481,019
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Long Term Corporate Bond Portfolio
Schedule of Investments as of December 31, 1996  (Concluded)
--------------------------------------------------------------------------------

                                                      FACE                                                           VALUE
                                                     AMOUNT                  ISSUE                    COST         (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------
                                                                    SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE                                         $3,087,000  UBS Securities Inc., purchased on
AGREEMENT*-2.6%                                                 12/31/96 to yield 6.75% on
                                                                1/02/1997.......................  $   3,087,000  $   3,087,000
------------------------------------------------------------------------------------------------------------------------------
                                                               TOTAL SHORT-TERM INVESTMENTS-
                                                               2.6%.............................      3,087,000      3,087,000
------------------------------------------------------------------------------------------------------------------------------
                                                               TOTAL INVESTMENTS-98.4%..........  $ 115,203,510    116,129,594
                                                                                                  -------------
                                                                                                  -------------
                                                               OTHER ASSETS LESS
                                                               LIABILITIES-1.6%.................                     1,858,384
                                                                                                                 -------------
                                                               NET ASSETS-100.0%................                 $ 117,987,978
                                                                                                                 -------------
                                                                                                                 -------------
------------------------------------------------------------------------------------------------------------------------------

 *  Repurchase Agreement is fully collateralized by US Government Obligations.

**  Subject to principal paydowns.

 +  Corresponding industry groups for foreign bonds:
    (1) Industrial Mining.
    (2) Government Entity.
    (3) Iron/Steel.
    (4) Banking.
    (5) Industry-Energy.
    (6) Utilities-Electric.

++ Restricted securities as to resale. The value of the Portfolio's investment in restricted securities was approximately $6,240,000, representing 5.3% of net assets.
--------------------------------------------------------------------------------

                                                                                                       VALUE
ISSUE                                                                  ACQUISITION DATE     COST     (NOTE 1A)
---------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Company Ltd., 7.25% due 9/15/2005................       9/27/1995    $  990,920  $  977,740
Disney Enterprises, Inc., 6.85% due 1/10/2007........................      12/23/1996       999,320     999,290
Electronic Data Systems, Inc., 6.85% due 5/15/2000...................       5/26/1995       999,210   1,012,221
First Union Capital Corp., 7.85% due 1/01/2027.......................      12/27/1996     1,247,825   1,247,825
Petroliam Nasional BHD, 6.875% due 7/01/2003.........................       7/28/1995     1,977,680   2,002,860
---------------------------------------------------------------------------------------------------------------
TOTAL                                                                                    $6,214,955  $6,239,936
                                                                                         ----------  ----------
                                                                                         ----------  ----------
---------------------------------------------------------------------------------------------------------------

Ratings of issues shown have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Money Reserve Portfolio
Schedule of Investments as of December 31, 1996
--------------------------------------------------------------------------------

                                                                                   INTEREST    MATURITY       VALUE
                    FACE AMOUNT                       ISSUE                          RATE*       DATE       (NOTE 1A)
-----------------------------------------------------------------------------------------------------------------------
BANK NOTES-1.1%     $ 6,200,000  Bank of America, Illinois......................        5.63%   12/30/97  $   6,196,894
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL BANK NOTES (COST-$6,199,410)                                           6,196,894
-----------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF       9,500,000  Chase Manhattan Bank USA (Delaware)............        5.60     4/01/97      9,501,904
DEPOSIT-1.7%
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL CERTIFICATES OF DEPOSIT (COST-$9,500,000)                              9,501,904
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL            4,000,000  ABN-AMRO North America Finance Inc.............        5.45     2/28/97      3,965,737
PAPER-49.7%           4,885,000  Allomon Funding Corp...........................        5.34     1/21/97      4,871,336
                      4,920,000  Allomon Funding Corp...........................        5.32     2/10/97      4,891,351
                      7,000,000  Alpine Securitization Corp.....................        5.34     1/16/97      6,985,463
                      7,287,000  American Home Products Corporation.............        5.33     1/28/97      7,259,107
                      5,000,000  Bank of Scotland Treasury Services PLC.........        5.29     5/09/97      4,904,750
                     16,945,000  Bear Stearns Companies, Inc....................        5.35     1/31/97     16,871,631
                     10,000,000  Beta Finance Inc...............................        5.44     3/28/97      9,872,028
                      4,000,000  Beta Finance Inc...............................        5.35     4/07/97      3,942,789
                      4,500,000  Beta Finance Inc...............................        5.32     5/01/97      4,419,675
                      4,166,000  CSW Credit, Inc................................        5.35     1/15/97      4,157,952
                      6,053,000  CSW Credit, Inc................................        5.32     1/17/97      6,039,633
                      5,250,000  Caisse des Depots et Consignations.............        5.30     2/03/97      5,224,917
                      2,000,000  Corporate Receivables Corp.....................        5.35     1/17/97      1,995,583
                     16,000,000  Eureka Securitization Inc......................        5.33     1/17/97     15,964,667
                      7,005,000  Eureka Securitization Inc......................        5.35     1/28/97      6,978,186
                      7,185,000  Finova Capital Corp............................        5.38     2/24/97      7,127,773
                      9,404,000  Finova Capital Corp............................        5.48     3/20/97      9,294,982
                      2,550,000  Finova Capital Corp............................        5.42     6/25/97      2,483,445
                     10,000,000  Ford Motor Credit Co...........................        5.30     2/07/97      9,946,250
                     10,000,000  General Electric Capital Corp..................        5.55     1/10/97      9,988,178
                      5,000,000  General Electric Capital Corp..................        5.50     3/03/97      4,954,833
                     11,090,000  General Electric Capital Corp..................        5.64     3/05/97     10,986,481
                     15,400,000  General Motors Acceptance Corp.................        5.34     1/23/97     15,352,388
                      1,177,000  General Motors Acceptance Corp.................        5.32     2/05/97      1,171,025
                      8,000,000  General Motors Acceptance Corp.................        5.34     5/14/97      7,841,600
                      5,000,000  Goldman Sachs Group, L.P.......................        5.68     1/06/97      4,997,044
                      3,561,000  International Securitization Corp..............        5.35     1/29/97      3,546,645
                      3,937,000  Korea Development Bank.........................        5.32     1/23/97      3,924,828
                      3,937,000  Korea Development Bank.........................        5.35     1/23/97      3,924,828
                      5,000,000  Lehman Brothers Holdings, Inc..................        5.50     1/24/97      4,983,194
                      4,000,000  Lehman Brothers Holdings, Inc..................        5.50     1/27/97      3,984,722
                     11,000,000  Lehman Brothers Holdings, Inc..................        5.40     3/03/97     10,900,633
                      3,260,000  Morgan Stanley Group Inc.......................        5.41     1/27/97      3,248,001
                      8,000,000  New Center Asset Trust.........................        5.43     1/29/97      7,967,750
                      8,000,000  New Center Asset Trust.........................        5.40     2/07/97      7,957,000
                     10,000,000  New Center Asset Trust.........................        5.46     3/24/97      9,878,050
                      5,000,000  Old Line Funding Corp..........................        5.75     1/30/97      4,977,639
                      7,000,000  Sweden, Kingdom of.............................        5.34     3/27/97      6,911,473
                      1,800,000  Toshiba International Finance (UK) PLC.........        5.35     1/17/97      1,796,025
                        632,000  Toshiba International Finance (UK) PLC.........        5.37     1/27/97        629,674
                        800,000  Toshiba International Finance (UK) PLC.........        5.37     2/05/97        795,939
                      9,218,000  Transamerica Finance Corp......................        5.60     3/11/97      9,123,628
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL COMMERCIAL PAPER (COST-$277,034,353)                                 277,038,833
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Money Reserve Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                                                                                   INTEREST    MATURITY       VALUE
                    FACE AMOUNT                       ISSUE                          RATE*       DATE       (NOTE 1A)
-----------------------------------------------------------------------------------------------------------------------
CORPORATE           $ 9,000,000  Asset-Backed Securities Investment Trust               5.605%  10/15/97  $   9,000,000
NOTES-7.5%            1,000,000   1996-M+.......................................        5.625    3/03/97      1,000,000
                                 Ford Motor Credit Co...........................
                      7,000,000  LABS Trust Series 1996-C Senior Notes+.........        5.625   12/29/97      7,000,000
                     20,000,000  SMM Trust 1995-Q+..............................        5.605    1/08/97     19,999,969
                      5,000,000  Short-Term Card Account Trust 1995-1+..........        5.615    1/15/97      5,000,000
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL CORPORATE NOTES (COST-$41,999,608)                                    41,999,969
-----------------------------------------------------------------------------------------------------------------------
MASTER NOTES-3.4%    10,000,000  Goldman Sachs Group, L.P.+.....................        5.88     5/01/97     10,000,000
                      9,000,000  Jackson National Life Insurance Co.+...........        5.41     4/08/97      9,000,000
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL MASTER NOTES (COST-$19,000,000)                                       19,000,000
-----------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM          10,000,000  CIT Group Holdings, Inc. (The)+................        5.36    10/27/97     10,000,000
NOTES-1.8%
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL MEDIUM-TERM NOTES (COST-$9,994,316)                                   10,000,000
-----------------------------------------------------------------------------------------------------------------------
US GOVERNMENT,          215,000  Federal National Mortgage Association..........        5.30     3/17/97        212,627
AGENCY &
INSTRUMENTATLITY
OBLIGATIONS-
DISCOUNT-0.0%
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL US GOVERNMENT, AGENCY & INSTRUMENTALITY
                                 OBLIGATIONS-DISCOUNT (COST-$212,658)                                           212,627
-----------------------------------------------------------------------------------------------------------------------
US GOVERNMENT,        3,500,000  Federal Farm Credit Bank.......................        5.85    10/01/97      3,506,020
AGENCY &             10,000,000  Federal Farm Credit Bank+......................        5.38    11/25/97      9,998,124
INSTRUMENTALITY       8,000,000  Federal Home Loan Bank+........................        5.41    12/10/97      7,996,382
OBLIGATIONS-NON-      3,000,000  Federal Home Loan Bank.........................        6.12     4/15/98      2,999,061
DISCOUNT-34.9%        2,000,000  Federal Home Loan Bank.........................        6.17    11/06/98      1,998,750
                     15,000,000  Federal National Mortgage Association+.........        5.44     2/21/97     15,000,000
                      4,000,000  Federal National Mortgage Association+.........        5.455    5/14/97      3,998,730
                      8,000,000  Federal National Mortgage Association+.........        5.70     5/19/97      8,000,000
                     15,000,000  Federal National Mortgage Association+.........        5.521    5/22/97     14,996,092
                      8,000,000  Federal National Mortgage Association+.........        5.40     7/16/97      7,997,110
                      4,000,000  Federal National Mortgage Association+.........        5.42     8/01/97      3,998,994
                      3,000,000  Federal National Mortgage Association+.........        5.405    9/03/97      2,998,534
                      2,000,000  Federal National Mortgage Association+.........        5.41     9/09/97      1,999,066
                      3,000,000  Federal National Mortgage Association+.........        5.41     9/29/97      2,998,676
                      6,500,000  Federal National Mortgage Association..........        5.47    12/30/97      6,490,055
                      4,000,000  Federal National Mortgage Association..........        5.19     1/08/98      3,982,760
                     10,000,000  Federal National Mortgage Association+.........        5.46     4/24/98      9,995,001
                      6,000,000  Federal National Mortgage Association+.........        5.75     5/14/98      6,000,000
                      5,000,000  Student Loan Marketing Association+............        5.58     1/14/97      5,000,000
                     10,000,000  Student Loan marketing Association+............        5.62     1/23/97     10,000,497
                     10,000,000  Student Loan Marketing Association+............        5.57    10/30/97     10,001,748
                      5,000,000  US Treasury Notes..............................        6.625    3/31/97      5,014,060
                      4,000,000  US Treasury Notes..............................        8.50     4/15/97      4,034,372
                      3,250,000  US Treasury Notes..............................        6.50     4/30/97      3,262,188
                      3,250,000  US Treasury Notes..............................        6.50     5/15/97      3,263,201
                      3,300,000  US Treasury Notes..............................        6.125    5/31/97      3,308,250
                      4,600,000  US Treasury Notes..............................        8.50     7/15/97      4,674,028
                      3,000,000  US Treasury Notes..............................        6.00     8/31/97      3,008,436
                      6,750,000  US Treasury Notes..............................        5.75     9/30/97      6,762,123
                      5,800,000  US Treasury Notes..............................        5.625   10/31/97      5,803,625
                      6,500,000  US Treasury Notes..............................        5.375   11/30/97      6,486,792
                      1,650,000  US Treasury Notes..............................        5.25    12/31/97      1,644,713
                      2,920,000  US Treasury Notes..............................        5.00     1/31/98      2,899,467
                      2,600,000  US Treasury Notes..............................        5.625   11/30/98      2,589,031
                      2,000,000  US Treasury Notes..............................        5.75    12/31/98      1,996,718
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL US GOVERNMENT, AGENCY & INSTRUMENTALITY
                                 OBLIGATIONS-NON-DISCOUNT (COST-$194,742,618)                               194,702,604
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Money Reserve Portfolio
Schedule of Investments as of December 31, 1996  (Concluded)
--------------------------------------------------------------------------------

                                                                                                              VALUE
                    FACE AMOUNT                       ISSUE                                                 (NOTE 1A)
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE          $ 1,500,000  Lehman Brothers Inc., purchased on 12/31/1996
AGREEMENT**-0.3%                  to yield 7.10% on 1/02/1997...................                          $   1,500,000
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL REPURCHASE AGREEMENT (COST-$1,500,000)                                 1,500,000
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL INVESTMENTS (COST-$560,182,963)-100.4%...                            560,152,831
                                 LIABILITIES IN EXCESS OF OTHER ASSETS-(0.4)%...                             (2,463,167)
                                                                                                          -------------
                                 NET ASSETS-100.0%..............................                          $ 557,689,664
                                                                                                          -------------
                                                                                                          -------------
-----------------------------------------------------------------------------------------------------------------------

 * Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio. Other securities bear interest at the rates shown, payable at fixed rates or upon maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at December 31, 1996.

** Repurchase Agreement is fully collateralized by US Government Obligations.

 + Variable Rate Notes.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Multiple Strategy Portfolio
Schedule of Investments as of December 31, 1996
--------------------------------------------------------------------------------

                        SHARES                                                          VALUE        PERCENT OF
INDUSTRIES               HELD            US STOCKS & WARRANTS            COST         (NOTE 1A)      NET ASSETS
-----------------------------------------------------------------------------------------------------------------
AEROSPACE &                 85,000  AlliedSignal Inc..............  $    6,247,940  $    5,695,000         0.5%
DEFENSE                    280,000  +Gulfstream Aerospace Corp....       6,919,174       6,790,000         0.5
                           185,000  Northrop Grumman Corp.........      12,121,532      15,308,750         1.3
                           150,000  United Technologies Corp......       6,259,501       9,900,000         0.8
                                                                    --------------  --------------       -----
                                                                        31,548,147      37,693,750         3.1
-----------------------------------------------------------------------------------------------------------------
AUTO & TRUCK               175,000  General Motors Corp...........       9,125,697       9,756,250         0.8
-----------------------------------------------------------------------------------------------------------------
AUTOMOBILE PARTS           364,000  +Lear Corporation.............      12,194,000      12,421,500         1.0
-----------------------------------------------------------------------------------------------------------------
BANKING                    278,000  Bank of New York Co., Inc.....       5,436,911       9,382,500         0.8
                            65,000  Bank of New York Co., Inc.
                                     (Warrants) (c)...............         581,250       4,818,125         0.4
                            60,000  BankAmerica Corp..............       6,138,870       5,985,000         0.5
                           125,000  Citicorp......................       9,466,326      12,875,000         1.0
                                                                    --------------  --------------       -----
                                                                        21,623,357      33,060,625         2.7
-----------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS          251,000  Oakwood Homes Corporation.....       5,718,888       5,741,625         0.5
-----------------------------------------------------------------------------------------------------------------
CHEMICALS                  171,000  +FMC Corporation..............      12,105,120      11,991,375         1.0
                           220,000  PPG Industries, Inc...........      10,906,249      12,347,500         1.0
                                                                    --------------  --------------       -----
                                                                        23,011,369      24,338,875         2.0
-----------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES          198,000  +cisco Systems, Inc...........       9,005,877      12,597,750         1.0
                           330,000  First Data Corp...............      11,684,495      12,045,000         1.0
                                                                    --------------  --------------       -----
                                                                        20,690,372      24,642,750         2.0
-----------------------------------------------------------------------------------------------------------------
COMPUTERS                  190,000  +Compaq Computer Corp.........      14,088,819      14,107,500         1.2
                            85,000  International Business
                                     Machines Corp................       9,350,839      12,835,000         1.0
                                                                    --------------  --------------       -----
                                                                        23,439,658      26,942,500         2.2
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED                326,000  Corning, Inc..................      10,220,442      15,077,500         1.2
-----------------------------------------------------------------------------------------------------------------
ELECTRONICS                100,000  General Electric Co...........       7,868,685       9,887,500         0.8
                            70,700  Linear Technology
                                     Corporation..................       2,900,739       3,093,125         0.3
                                                                    --------------  --------------       -----
                                                                        10,769,424      12,980,625         1.1
-----------------------------------------------------------------------------------------------------------------
ENGINEERING &              276,600  Foster Wheeler Corp...........      11,662,487      10,268,775         0.9
CONSTRUCTION
-----------------------------------------------------------------------------------------------------------------
ENTERTAINMENT                6,200  +Imax Corporation.............         191,708         190,650         0.0
                           263,875  +Viacom, Inc. (Class B).......       9,664,844       9,202,641         0.8
                                                                    --------------  --------------       -----
                                                                         9,856,552       9,393,291         0.8
-----------------------------------------------------------------------------------------------------------------
FERTILIZERS                150,000  IMC Global, Inc...............       5,813,989       5,868,750         0.5
-----------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES         256,500  American Express Company......      11,922,063      14,492,250         1.2
-----------------------------------------------------------------------------------------------------------------
FOODS                      350,000  H.J. Heinz Company............      11,497,655      12,512,500         1.0
-----------------------------------------------------------------------------------------------------------------
INSURANCE                  108,000  Aetna Inc.....................       6,946,584       8,640,000         0.7
                           217,500  Allstate Corp.................       7,457,254      12,587,813         1.0
                           211,000  UNUM Corporation..............      13,465,471      15,244,750         1.3
                                                                    --------------  --------------       -----
                                                                        27,869,309      36,472,563         3.0
-----------------------------------------------------------------------------------------------------------------
LEISURE/TOURISM            444,000  Brunswick Corporation.........      10,986,645      10,656,000         0.9
                           118,620  TCI Pacific Communications
                                     (Convertible Preferred)......      11,049,794      10,764,765         0.9
                                                                    --------------  --------------       -----
                                                                        22,036,439      21,420,765         1.8
-----------------------------------------------------------------------------------------------------------------
MACHINERY                  206,000  +American Standard Companies,
                                     Inc..........................       6,730,117       7,879,500         0.6
                           355,200  Deere & Co....................      14,846,602      14,430,000         1.2
                                                                    --------------  --------------       -----
                                                                        21,576,719      22,309,500         1.8
-----------------------------------------------------------------------------------------------------------------
MEDICAL                    435,000  +Health Management Associates,
                                     Inc. (Class A)...............       9,804,996       9,787,500         0.8
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Multiple Strategy Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                        SHARES           US STOCKS & WARRANTS                           VALUE        PERCENT OF
INDUSTRIES               HELD                (CONCLUDED)                 COST         (NOTE 1A)      NET ASSETS
-----------------------------------------------------------------------------------------------------------------
NATURAL GAS                128,000  El Paso Natural Gas Co........  $    6,273,189  $    6,464,000         0.5%
                           295,000  Enron Corp....................      11,333,631      12,721,875         1.1
                                                                    --------------  --------------       -----
                                                                        17,606,820      19,185,875         1.6
-----------------------------------------------------------------------------------------------------------------
OIL SERVICES               350,000  Dresser Industries, Inc.......       8,202,997      10,850,000         0.9
                           106,000  Schlumberger Ltd., Inc........       8,941,977      10,586,750         0.9
                                                                    --------------  --------------       -----
                                                                        17,144,974      21,436,750         1.8
-----------------------------------------------------------------------------------------------------------------
PAPER                      140,000  Kimberly-Clark Corp...........      10,729,054      13,335,000         1.1
-----------------------------------------------------------------------------------------------------------------
PETROLEUM                  261,000  Pennzoil Co...................      10,781,453      14,746,500         1.2
                           327,000  Unocal Corp...................      11,002,058      13,284,375         1.1
                                                                    --------------  --------------       -----
                                                                        21,783,511      28,030,875         2.3
-----------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS            240,000  Abbott Laboratories...........       9,859,343      12,180,000         1.0
                           160,000  Merck & Co., Inc..............       9,648,894      12,680,000         1.1
                                                                    --------------  --------------       -----
                                                                        19,508,237      24,860,000         2.1
-----------------------------------------------------------------------------------------------------------------
RAILROADS                  154,000  Burlington Northern Santa Fe,
                                     Inc..........................      12,647,474      13,301,750         1.1
-----------------------------------------------------------------------------------------------------------------
REAL ESTATE                296,100  Prentiss Properties Trust.....       6,061,043       7,402,500         0.6
INVESTMENT TRUST            58,100  Spieker Properties, Inc.......       1,601,236       2,091,600         0.2
                           152,100  Starwood Lodging Trust........       5,971,521       8,384,513         0.7
                                                                    --------------  --------------       -----
                                                                        13,633,800      17,878,613         1.5
-----------------------------------------------------------------------------------------------------------------
RETAIL                     363,350  Rite Aid Corporation..........      11,659,587      14,443,162         1.2
                           300,000  Sears, Roebuck & Co...........      10,450,028      13,837,500         1.1
                           445,000  +Toys 'R' Us, Inc.............      13,829,157      13,350,000         1.1
                                                                    --------------  --------------       -----
                                                                        35,938,772      41,630,662         3.4
-----------------------------------------------------------------------------------------------------------------
SCIENTIFIC                 170,000  Fisher Scientific
INSTRUMENTS                          International, Inc...........       5,615,810       8,011,250         0.7
-----------------------------------------------------------------------------------------------------------------
SOFTWARE                   296,400  +BMC Software, Inc............      11,025,364      12,263,550         1.0
                           268,500  +Oracle Corp..................       8,843,279      11,176,312         0.9
                                                                    --------------  --------------       -----
                                                                        19,868,643      23,439,862         1.9
-----------------------------------------------------------------------------------------------------------------
STEEL                      282,000  AK Steel Holding Corp.........      11,642,900      11,174,250         0.9
-----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS         460,000  +Airtouch Communications,
                           184,000   Inc..........................      13,169,327      11,615,000         1.0
                                    Bell Atlantic Corporation.....      11,567,913      11,914,000         1.0
                                                                    --------------  --------------       -----
                                                                        24,737,240      23,529,000         2.0
-----------------------------------------------------------------------------------------------------------------
TOBACCO                     76,000  Philip Morris Companies,
                                     Inc..........................       7,376,567       8,559,500         0.7
-----------------------------------------------------------------------------------------------------------------
TRAVEL & LODGING           443,800  Carnival Corp. (Class A)......      12,671,600      14,645,400         1.2
-----------------------------------------------------------------------------------------------------------------
UTILITIES                  569,100  Edison International..........      10,597,694      11,310,862         0.9
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL US STOCKS & WARRANTS         541,884,659     625,511,543        51.6
-----------------------------------------------------------------------------------------------------------------
COUNTRIES                                FOREIGN STOCKS+++++
-----------------------------------------------------------------------------------------------------------------
ARGENTINA                  238,000  Banco de Galicia y Buenos
                                     Aires S.A. (ADR) (a) (3).....       4,886,190       5,741,750         0.5
                           212,750  Banco Frances del Rio de la
                                     Plata S.A. (ADR) (a) (3).....       5,169,793       5,850,625         0.5
                           171,000  Yacimientos Petroliferos
                                     Fiscales S.A. (ADR) (a)
                                     (30).........................       3,530,098       4,317,750         0.3
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN ARGENTINA      13,586,081      15,910,125         1.3
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Multiple Strategy Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------


                        SHARES      FOREIGN STOCKS+++++                                 VALUE        PERCENT OF
COUNTRIES                HELD       (CONTINUED)                          COST         (NOTE 1A)      NET ASSETS
-----------------------------------------------------------------------------------------------------------------
BRAZIL                   7,000,000  Companhia Cervejaria Brahma
                                     S.A. PN (Preferred) (4)......  $    4,004,177  $    3,827,125         0.3%
                        38,200,000  Petroleo Brasileiro S.A.-
                                     Petrobras (Preferred) (16)...       4,512,649       6,085,379         0.5
                            60,000  Telecomunicacoes Brasileiras
                                     S.A.-Telebras (ADR) (a)
                                     (26).........................       3,116,796       4,590,000         0.4
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN BRAZIL         11,633,622      14,502,504         1.2
-----------------------------------------------------------------------------------------------------------------
CANADA                     208,300  Canadian Pacific, Ltd. (15)...       4,268,930       5,519,950         0.5
                           109,000  Magna International Inc.
                                     (Class A) (2)................       5,055,992       6,076,750         0.5
                            61,000  Potash Corp. of Saskatchewan,
                                     Inc. (39)....................       4,262,368       5,185,000         0.4
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN CANADA         13,587,290      16,781,700         1.4
-----------------------------------------------------------------------------------------------------------------
FINLAND                    115,000  Finnlines OY (46).............       2,300,583       2,823,711         0.2
                            90,600  Nokia Corp. (ADR) (a) (6).....       3,306,582       5,220,825         0.5
                           192,000  +UPM-Kymmene OY (d) (40)......       3,972,208       3,963,408         0.3
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN FINLAND         9,579,373      12,007,944         1.0
-----------------------------------------------------------------------------------------------------------------
FRANCE                      98,000  Michelin (C.G.D.E.) S.A.
                                     (Class B) (44)...............       4,084,876       5,291,018         0.4
                            85,300  +SGS-Thomson Microelectronics
                                     N.V. (NY Registered Shares)
                                     (19).........................       3,170,007       5,971,000         0.5
                           122,000  Scor S.A. (47)................       4,751,120       4,291,635         0.4
                           294,000  Usinor-Sacilor S.A. (13)......       4,946,286       4,278,527         0.3
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN FRANCE         16,952,289      19,832,180         1.6
-----------------------------------------------------------------------------------------------------------------
GERMANY                     14,000  +Henkel KGaA (5)..............         622,324         671,563         0.1
                           101,000  +Henkel KGaA (Preferred)
                                     (5)..........................       4,296,760       5,074,618         0.4
                            12,500  Mannesmann AG (41)............       4,363,987       5,419,240         0.4
                            26,900  +Puma AG (11).................         884,219         912,694         0.1
                            85,000  Siemens AG (9)................       4,774,685       4,005,525         0.3
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN GERMANY        14,941,975      16,083,640         1.3
-----------------------------------------------------------------------------------------------------------------
HONG KONG                  265,200  HSBC Holdings PLC (3).........       4,271,374       5,675,019         0.5
                         2,650,000  Hong Kong Telecommunications,
                                     Ltd. (26)....................       4,687,736       4,265,904         0.3
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN HONG KONG       8,959,110       9,940,923         0.8
-----------------------------------------------------------------------------------------------------------------
INDONESIA                  149,400  PT Indonesian Satellite Corp.
                                     (ADR) (a) (26)...............       5,500,790       4,089,825         0.3
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN INDONESIA       5,500,790       4,089,825         0.3
-----------------------------------------------------------------------------------------------------------------
ITALY                      306,100  Danieli & Co. Officine
                                     Meccaniche S.p.A. (41).......       1,203,809       1,280,247         0.1
                         1,308,000  Societa Finanziara Telefonica
                                     S.p.A. (STET) (26)...........       3,804,727       5,944,476         0.5
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN ITALY           5,008,536       7,224,723         0.6
-----------------------------------------------------------------------------------------------------------------
JAPAN                      278,000  Bridgestone Corporation
                                     (44).........................       4,818,776       5,281,520         0.4
                           239,000  Canon, Inc. (9)...............       4,385,459       5,283,592         0.4
                           255,000  Eisai Co., Ltd. (38)..........       4,505,820       5,020,725         0.4
                           256,000  Matsushita Electric Industrial
                                     Co., Ltd. (9)................       4,058,469       4,178,238         0.4
                           725,000  Mitsubishi Electric Corp.
                                     (8)..........................       5,240,071       4,319,948         0.4
                           541,000  Mitsubishi Heavy Industries,
                                     Ltd. (9).....................       4,419,386       4,298,100         0.4
                           386,000  Mitsui-Soko Co., Ltd. (43)....       3,426,243       2,523,333         0.2
                           253,000  Nomura Securities Co., Ltd.
                                     (10).........................       5,023,241       3,801,554         0.3

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Multiple Strategy Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                        SHARES      FOREIGN STOCKS+++++                                 VALUE        PERCENT OF
COUNTRIES                HELD       (CONCLUDED)                          COST         (NOTE 1A)      NET ASSETS
-----------------------------------------------------------------------------------------------------------------
JAPAN                       80,000  Rohm Co., Ltd. (9)............  $    4,447,327  $    5,250,432         0.4%
(CONCLUDED)                400,000  Tokio Marine & Fire Insurance
                                     Co., Ltd. (14)...............       4,762,511       3,765,112         0.3
                           675,000  Toray Industries, Inc. (21)...       4,704,797       4,167,746         0.4
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN JAPAN          49,792,100      47,890,300         4.0
-----------------------------------------------------------------------------------------------------------------
MEXICO                     633,200  +Carso Global Telecom, S.A. de
                                     C.V. (ADR) (a) (26)..........       3,007,700       2,849,400         0.3
                           433,200  Grupo Carso, S.A. de C.V.
                                     (ADR) (a) (15)...............       3,851,655       4,494,450         0.4
                             8,837  Grupo Financiero Inbursa, S.A.
                                     de C.V. (ADR) (a) (10).......         177,296         150,229         0.0
                           196,000  Kimberly-Clark de Mexico, S.A.
                                     de C.V. (40).................       3,349,463       3,872,189         0.3
                           110,000  Panamerican Beverages, Inc.
                                     (Class A) (4)................       4,307,032       5,156,250         0.4
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN MEXICO         14,693,146      16,522,518         1.4
-----------------------------------------------------------------------------------------------------------------
NETHERLANDS                 82,000  ABN AMRO Holding N.V. (3).....       4,598,704       5,339,977         0.5
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN THE
                                    NETHERLANDS                          4,598,704       5,339,977         0.5
-----------------------------------------------------------------------------------------------------------------
NORWAY                     469,000  Color Line ASA (46)...........       1,829,151       2,183,393         0.2
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN NORWAY          1,829,151       2,183,393         0.2
-----------------------------------------------------------------------------------------------------------------
PHILIPPINES              1,210,000  San Miguel Corp. (Class B)
                                     (4)..........................       4,205,227       5,345,011         0.5
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN THE
                                    PHILIPPINES                          4,205,227       5,345,011         0.5
-----------------------------------------------------------------------------------------------------------------
SOUTH KOREA                202,800  +Hyundai Engineering &
                                     Construction Co., Ltd. (GDR)
                                     (b) (29)+++..................       2,642,484       1,267,500         0.1
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SOUTH
                                    KOREA                                2,642,484       1,267,500         0.1
-----------------------------------------------------------------------------------------------------------------
SPAIN                      139,000  Repsol S.A. (ADR) (a) (30)....       4,898,863       5,299,375         0.4
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SPAIN           4,898,863       5,299,375         0.4
-----------------------------------------------------------------------------------------------------------------
SWEDEN                     409,200  Bure Investment AB (37).......       3,563,162       4,863,566         0.4
                           209,000  Sparbanken Sverige AB (Class
                                     A) (3).......................       2,691,626       3,588,114         0.3
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SWEDEN          6,254,788       8,451,680         0.7
-----------------------------------------------------------------------------------------------------------------
SWITZERLAND                  3,700  ABB AG (20)...................       4,492,198       4,601,509         0.4
                             3,900  +Novartis AG (Registered
                                     Shares) (38).................       3,386,800       4,465,716         0.3
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN
                                    SWITZERLAND                          7,878,998       9,067,225         0.7
-----------------------------------------------------------------------------------------------------------------
UNITED KINGDOM             475,000  Boots Company PLC (18)........       4,502,607       4,896,096         0.4
                         1,420,000  British Steel PLC (28)........       3,780,164       3,911,231         0.3
                           800,000  General Electric PLC (9)......       4,460,523       5,241,891         0.4
                           268,000  Glaxo Wellcome PLC (38).......       3,645,688       4,346,527         0.4
                           557,400  Grand Metropolitan PLC (45)...       3,858,615       4,386,560         0.4
                           465,900  Imperial Chemical Industries
                                     PLC (16).....................       6,436,340       6,125,419         0.5
                           440,000  National Westminster Bank PLC
                                     (3)..........................       4,705,708       5,163,879         0.4
                         1,350,000  Vodafone Group PLC (26).......       4,723,894       5,704,663         0.5
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN THE
                                    UNITED KINGDOM                      36,113,539      39,776,266         3.3
-----------------------------------------------------------------------------------------------------------------
                                    TOTAL FOREIGN STOCKS               232,656,066     257,516,809        21.3
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Multiple Strategy Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                                 FACE                                                              VALUE        PERCENT OF
COUNTRIES                       AMOUNT             FOREIGN BONDS+++++               COST         (NOTE 1A)      NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
DENMARK          Dkr            84,500,000  Government of Denmark, 8% due      $   15,525,850  $   15,785,005         1.3%
                                             3/15/2006 (12)..................
----------------------------------------------------------------------------------------------------------------------------
GERMANY          DM             12,500,000  Bundesrepublik Deutschland,             8,815,113       8,921,027         0.7
                                             7.125% due 12/20/2002 (12)......
----------------------------------------------------------------------------------------------------------------------------
ITALY            Lit        10,900,000,000  Buoni Poliennali del Tesoro             7,722,200       7,690,127         0.7
                                             (Italian Government Bonds),
                                             8.50% due 1/01/2004 (12)........
----------------------------------------------------------------------------------------------------------------------------
SWEDEN                                      Government of Sweden (12):
                 Skr            35,400,000      10.25% due 5/05/2000.........       6,001,621       5,992,703         0.5
                               112,000,000      8% due 8/15/2007.............      17,581,880      17,938,735         1.5
                                                                               --------------  --------------       -----
                                                                                   23,583,501      23,931,438         2.0
----------------------------------------------------------------------------------------------------------------------------
UNITED                                      UK Treasury Gilt (12):
KINGDOM          L                 750,000      7% due 11/06/2001............       1,236,073       1,269,066         0.1
                                 1,400,000      7.50% due 12/07/2006.........       2,337,601       2,392,126         0.2
                                                                               --------------  --------------       -----
                                                                                    3,573,674       3,661,192         0.3
----------------------------------------------------------------------------------------------------------------------------
                                            TOTAL FOREIGN BONDS                    59,220,338      59,988,789         5.0
----------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT    US$             6,849,910  Federal National Mortgage              6,781,411       6,689,348         0.6
OBLIGATIONS                     15,255,124  Association++:                        15,100,189      15,047,750         1.2
                                 9,270,737      6% due 11/01/2000............      9,160,646       9,128,778         0.8
                                                6% due 6/01/2001.............
                                                6% due 2/01/2004.............
                                                                               --------------  --------------       -----
                                                                                   31,042,246      30,865,876         2.6
----------------------------------------------------------------------------------------------------------------------------
                                            US Treasury Notes:
                                18,000,000      5% due 1/31/1998.............      17,841,094      17,873,460         1.5
                                30,000,000      5.50% due 4/15/2000..........      29,559,375      29,465,700         2.4
                                40,300,000      6.25% due 4/30/2001..........      40,797,766      40,388,257         3.3
                                15,000,000      7.25% due 5/15/2004..........      15,863,672      15,782,850         1.3
                               118,925,000      7% due 7/15/2006.............     125,654,387     123,552,372        10.2
                                                                               --------------  --------------       -----
                                                                                  229,716,294     227,062,639        18.7
----------------------------------------------------------------------------------------------------------------------------
                                            TOTAL US GOVERNMENT OBLIGATIONS       260,758,540     257,928,515        21.3
----------------------------------------------------------------------------------------------------------------------------

                                         SHORT-TERM SECURITIES
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER*        2,707,000  General Motors Acceptance Corp.,
                                     7.50% due 1/02/1997............       2,706,436       2,706,436         0.2
                        16,074,000  Lehman Brothers Holdings, 5.70%
                                     due 1/22/1997..................      16,020,554      16,020,554         1.3
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL SHORT-TERM SECURITIES           18,726,990      18,726,990         1.5
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS...............  $1,113,246,593   1,219,672,646       100.7
                                                                      --------------
                                                                      --------------
                                    UNREALIZED DEPRECIATION ON
                                    FORWARD FOREIGN EXCHANGE
                                    CONTRACTS++++...................                      (1,677,215)      (0.1)
                                    LIABILITIES IN EXCESS OF OTHER
                                    ASSETS..........................                      (6,810,552)      (0.6)
                                                                                      --------------       -----
                                    NET ASSETS......................                  $1,211,184,879       100.0%
                                                                                      --------------       -----
                                                                                      --------------       -----
-------------------------------------------------------------------------------------------------------------------

   * Commercial Paper is traded on a discount basis; the interest rates shown are discount rates paid at the time of purchase by the Portfolio.

 (a) American Depositary Receipts (ADR).

 (b) Global Depositary Receipts (GDR).

 (c) Warrants entitle the Portfolio to purchase a predetermined number of shares of Common Stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

 (d) Created as a result of the merger of Kymmene Corporation and Repola Ltd.

   + Non-income producing security.

  ++ Subject to principal paydowns.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Multiple Strategy Portfolio
Schedule of Investments as of December 31, 1996  (Concluded)
--------------------------------------------------------------------------------

   +++ Restricted securities as to resale. The value of the Portfolio's investment in restricted securities was approximately $1,268,000, representing 0.1% of net assets.

--------------------------------------------------------------------------------------------------------------
                                                                                                      VALUE
ISSUE                                                               ACQUISITION DATE       COST     (NOTE 1A)
--------------------------------------------------------------------------------------------------------------
Hyundai Engineering & Construction Co., Ltd. (GDR)...............       3/19/1996       $2,642,484  $1,267,500
--------------------------------------------------------------------------------------------------------------
TOTAL                                                                                   $2,642,484  $1,267,500
                                                                                        ----------  ----------
                                                                                        ----------  ----------
--------------------------------------------------------------------------------------------------------------

  ++++ Forward foreign exchange contracts as of December 31, 1996 were as follows:

--------------------------------------------------------
                                            UNREALIZED
FOREIGN                     EXPIRATION     APPRECIATION
CURRENCY SOLD                  DATE       (DEPRECIATION)
--------------------------------------------------------
Chf           11,500,000  January 1997     $    177,218
DM            22,237,000  January 1997         (139,796)
DM            39,695,469  February 1997         368,956
Frf           70,000,000  January 1997          (82,643)
L             24,115,000  January 1997       (1,909,209)
Y          5,522,000,000  February 1997         (81,741)
--------------------------------------------------------
TOTAL UNREALIZED DEPRECIATION ON FORWARD FOREIGN
EXCHANGE CONTRACTS -- NET (US$ COMMITMENT-$149,913,071)                                            $ (1,667,215)
                                                                                                  --------------
                                                                                                  --------------
----------------------------------------------------------------------------------------------------------------

+++++ Corresponding industry groups for foreign stocks and bonds:

 (1) Appliances                          (17) Real Estate                   (33) Railroads
 (2) Auto-Parts                          (18) Retail                        (34) Automotive
 (3) Banking                             (19) Semiconductors                (35) Containers
 (4) Beverages                           (20) Capital Goods                 (36) Leisure & Entertainment
 (5) Chemicals                           (21) Textiles                      (37) Investment Management
 (6) Telecommunications & Equipment      (22) Utilities-Communications      (38) Pharmaceuticals
 (7) Containers                          (23) Utilities-Electric            (39) Mining
 (8) Electrical Equipment                (24) Utilities-Water               (40) Paper & Forest Products
 (9) Electronics                         (25) Media-Publishing              (41) Machinery & Equipment
(10) Financial Services                  (26) Telecommunications            (42) Transportation
(11) Footwear                            (27) Food Processing               (43) Warehouse & Storage
(12) Government (Bonds)                  (28) Steel                         (44) Tires & Rubber
(13) Metals                              (29) Engineering & Construction    (45) Diversified
(14) Insurance                           (30) Petroleum                     (46) Cruise Lines
(15) Multi-Industry                      (31) Computers                     (47) Reinsurance
(16) Oil-Integrated                      (32) Tobacco

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Natural Resources Portfolio
Schedule of Investments as of December 31, 1996
--------------------------------------------------------------------------------

                         SHARES                                                          VALUE (NOTE   PERCENT OF
INDUSTRIES                HELD                    STOCKS                      COST           1A)       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
ALUMINUM                    6,000  Alcan Aluminium, Ltd.................  $     148,420  $   201,750         0.8%
                            3,900  +Alumax, Inc.........................        128,552      130,163         0.5
                            2,100  Aluminum Co. of America..............        115,567      133,875         0.6
                                                                          -------------  -----------       -----
                                                                                392,539      465,788         1.9
-------------------------------------------------------------------------------------------------------------------
CHEMICALS                   2,300  Air Products & Chemicals, Inc........        131,548      158,988         0.6
                           40,000  Asahi Chemical Industry Co., Ltd.....        295,909      226,598         0.9
                           10,000  BASF AG..............................        243,405      385,310         1.6
                            3,300  Dow Chemical Co......................        227,401      258,638         1.0
                            4,000  duPont (E.I.) de Nemours & Co........        227,270      377,500         1.5
                                                                          -------------  -----------       -----
                                                                              1,125,533    1,407,034         5.6
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED RESOURCES      10,000  Asahi Glass Co., Ltd.................        120,000       94,128         0.4
COMPANIES                   6,700  Canadian Pacific, Ltd................        119,319      177,550         0.7
                            2,700  Coastal Corp.........................         78,702      131,963         0.5
                           16,000  Cyprus Amax Minerals Co..............        448,817      374,000         1.5
                           13,400  Norcen Energy Resources Ltd..........        215,162      297,343         1.2
                           11,500  Occidental Petroleum Corp............        237,878      268,813         1.1
                           27,400  RGC Ltd..............................        108,532      121,644         0.5
                                                                          -------------  -----------       -----
                                                                              1,328,410    1,465,441         5.9
-------------------------------------------------------------------------------------------------------------------
GOLD                       64,000  +....................................
                                   Acacia Resources Ltd.                        131,456      124,531         0.5
                           22,900  +Amax Gold, Inc......................        136,859      145,988         0.6
                            9,700  Ashanti Goldfields Co. Ltd.
                                    (GDR)**.............................        237,979      120,038         0.5
                           12,500  Cambior, Inc.........................        170,092      184,307         0.7
                           88,000  +Delta Gold N.L......................        172,875      164,939         0.6
                           15,500  Driefontein Consolidated Ltd.........        239,913      163,254         0.6
                           69,000  Great Central Mines N.L..............        213,855      196,183         0.8
                           29,900  +Miramar Mining Corp.................        154,324      130,949         0.5
                           22,000  Newcrest Mining Ltd..................         94,671       87,362         0.3
                           10,513  Newmont Mining Corp..................        447,210      470,457         1.9
                           22,500  Placer Dome Inc......................        544,234      489,375         2.0
                           13,100  Prime Resources Group, Inc...........        128,069       92,752         0.4
                           51,000  Resolute Ltd.........................        109,929      106,121         0.4
                           24,000  Santa Fe Pacific Gold Corp...........        295,612      369,000         1.5
                           10,000  +TVX Gold Inc........................         81,425       77,500         0.3
                                                                          -------------  -----------       -----
                                                                              3,158,503    2,922,756        11.6
-------------------------------------------------------------------------------------------------------------------
METALS & MINING             5,800  ASARCO Inc...........................        155,180      144,275         0.6
                          135,000  +Centaur Mining & Exploration Ltd....        202,962      209,073         0.8
                           14,100  Falconbridge Ltd. (Installment
                                    Receipts) (d).......................        211,625      201,723         0.8
                            3,600  Inco Ltd.............................        119,083      114,750         0.5
                           26,200  Industrias Penoles, S.A. de C.V......        117,370       92,870         0.4
                          238,000  M.I.M. Holdings Ltd..................        487,323      332,674         1.3
                           17,185  Minsur S.A...........................         55,784       59,771         0.3
                           54,000  Mitsubishi Materials Corp............        273,415      218,238         0.9
                           17,000  Noranda Inc..........................        317,713      379,088         1.5
                           19,000  Outokumpu OY.........................        347,398      324,091         1.3
                           75,600  Pasminco Ltd.........................        102,704      118,882         0.5
                            5,400  PT Tambang Timah (GDR)** (a).........         66,782       97,605         0.4
                            3,600  Phelps Dodge Corp....................        238,088      243,000         1.0
                           61,000  QNI Ltd..............................        122,703      122,569         0.5
                           26,900  RTZ Corp. PLC (The)..................        350,458      431,672         1.7
                            3,100  Rio Algom Ltd........................         60,087       69,241         0.3
                          205,000  Savage Resources Ltd.................        154,791      224,679         0.9
                           20,500  Savage Resources Ltd. (Warrants)
                                    (b).................................          2,720        5,210         0.0
                           26,000  Sumitomo Metal Mining Co., Ltd.......        216,870      175,354         0.7
                           19,500  Trelleborg 'B' Fria..................        254,451      258,951         1.0
                           80,600  WMC Ltd..............................        467,844      507,619         2.0
                           12,000  Westmin Resources Ltd................         62,778       58,248         0.2
                                                                          -------------  -----------       -----
                                                                              4,388,129    4,389,583        17.6
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Natural Resources Portfolio
Schedule of Investments as of December 31, 1996  (Continued)
--------------------------------------------------------------------------------

                         SHARES                                                          VALUE (NOTE   PERCENT OF
INDUSTRIES                HELD              STOCKS (CONTINUED)                COST           1A)       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS        11,100  Apache Corp..........................  $     297,018  $   392,662         1.6%
                           23,000  +Chauvco Resources Ltd...............        271,708      236,715         1.0
                            5,400  +Chieftain International, Inc........        120,561      140,400         0.6
                           12,300  +Enserch Exploration, Inc............        122,971      144,525         0.6
                           35,000  Enterprise Oil PLC...................        228,179      386,213         1.5
                           20,800  +....................................
                                   Gulf Canada Resources, Ltd.                  147,695      151,825         0.6
                            3,800  Louisiana Land and Exploration Co.
                                    (The)...............................        149,992      203,775         0.8
                           11,100  Mitchell Energy & Development Corp.
                                    (Class B)...........................        193,975      245,587         1.0
                           15,000  +Northrock Resources Ltd.............        119,611      134,672         0.5
                           12,000  +Oryx Energy Co......................        199,885      297,000         1.2
                            2,100  PanCanadian Petroleum Ltd............         79,720       82,927         0.3
                           49,000  Ranger Oil Ltd.......................        332,530      483,875         1.9
                            4,300  Sonat, Inc...........................        136,166      221,450         0.9
                            5,300  Vastar Resources, Inc................        143,763      201,400         0.8
                                                                          -------------  -----------       -----
                                                                              2,543,774    3,323,026        13.3
-------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED              6,400  Amerada Hess Corp....................        335,064      370,400         1.5
                            3,900  Amoco Corp...........................        214,784      313,950         1.3
                            4,200  British Petroleum Co. PLC (ADR)*.....        320,502      593,775         2.4
                            8,000  ENI Societa per Azioni (ADR)*........        374,000      413,000         1.6
                           10,600  Elf Aquitaine S.A. (ADR)*............        382,621      479,650         1.9
                            1,200  OMV AG...............................        128,441      135,328         0.6
                           14,600  Petro-Canada (Installment Receipts)
                                    (e).................................        114,275      158,775         0.6
                            6,900  Repsol, S.A..........................        199,089      264,588         1.1
                            7,200  Total, S.A. (Class B)................        443,124      585,659         2.3
                           10,200  YPF, S.A. (ADR)*.....................        250,146      257,550         1.0
                                                                          -------------  -----------       -----
                                                                              2,762,046    3,572,675        14.3
-------------------------------------------------------------------------------------------------------------------
OIL SERVICES                6,700  +Coflexip Stena Offshore, Inc.
                                    (ADR)*..............................        138,682      175,037         0.7
                            5,000  IHC Caland N.V.......................        112,286      285,921         1.1
                            5,500  +Petroleum Geo-Services ASA (ADR)*...        161,250      213,812         0.9
                            3,200  Schlumberger Ltd., Inc...............        206,483      319,600         1.3
                            5,300  +Smedvig ASA (ADR)*..................        112,625      106,662         0.4
                            3,700  Transocean Offshore Inc..............        226,546      231,712         0.9
                                                                          -------------  -----------       -----
                                                                                957,872    1,332,744         5.3
-------------------------------------------------------------------------------------------------------------------
PAPER & PULP               14,400  Aracruz Celulose S.A. (ADR)*.........        115,506      118,800         0.5
                           17,400  Avenor Inc...........................        346,730      257,825         1.0
                            8,100  Empresa Nacional de Cellulosas S.A...        119,536       96,985         0.4
                            4,500  Georgia-Pacific Corp.................        352,572      324,000         1.3
                            5,000  International Paper Co...............        167,987      201,875         0.8
                           30,000  Metsa Serla OY 'B'...................        262,339      224,897         0.9
                            8,600  Mo Och Domsjo AB Co..................        184,768      242,289         1.0
                           27,000  Slocan Forest Products Ltd...........        272,565      305,474         1.2
                            4,620  +UPM-Kymmene Corp. (c)...............         82,074       95,370         0.4
                            9,100  Weyerhaeuser Co......................        388,514      431,112         1.7
                            4,000  Willamette Industries, Inc...........        189,875      278,500         1.1
                                                                          -------------  -----------       -----
                                                                              2,482,466    2,577,127        10.3
-------------------------------------------------------------------------------------------------------------------
PLANTATIONS                73,000  Golden Hope Plantations BHD..........        131,880      124,317         0.5
                           70,000  Kuala Lumpur Kepong BHD..............        111,705      177,426         0.7
                                                                          -------------  -----------       -----
                                                                                243,585      301,743         1.2
-------------------------------------------------------------------------------------------------------------------
REFINING                   22,500  Total Petroleum (North America),
                                    Ltd.................................        331,454      233,437         0.9
-------------------------------------------------------------------------------------------------------------------
STEEL                      41,000  British Steel PLC....................        107,778      112,930         0.5
                           69,000  +Kobe Steel Ltd......................        200,421      145,389         0.6
                            6,900  Koninklijke Nederlandsche Hoogovens
                                    en Staalfabrienken N.V..............        275,496      287,833         1.1

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Natural Resources Portfolio
Schedule of Investments as of December 31, 1996  (Concluded)
--------------------------------------------------------------------------------

                         SHARES                                                          VALUE (NOTE   PERCENT OF
INDUSTRIES                HELD              STOCKS (CONCLUDED)                COST           1A)       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
STEEL                      83,000  Nippon Steel Corp....................  $     281,181  $   245,130         1.0%
(CONCLUDED)               127,000  Sumitomo Metal Industries, Ltd.......        396,360      312,565         1.2
                                                                          -------------  -----------       -----
                                                                              1,261,236    1,103,847         4.4
-------------------------------------------------------------------------------------------------------------------
WOOD                        8,600  Louisiana-Pacific Corp...............        218,816      181,675         0.7
                           13,900  Riverside Forest Products Ltd........        183,006      180,599         0.7
                                                                          -------------  -----------       -----
                                                                                401,822      362,274         1.4
-------------------------------------------------------------------------------------------------------------------
                                   TOTAL STOCKS                              21,377,369   23,457,475        93.7
-------------------------------------------------------------------------------------------------------------------

                          FACE
                         AMOUNT            SHORT-TERM SECURITIES
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER***     $ 882,000  General Electric Capital Corp., 7.10%
                                    due 1/02/1997.......................        881,652      881,652         3.5
-------------------------------------------------------------------------------------------------------------------
US GOVERNMENT & AGENCY    700,000  Federal Home Loan Mortgage
OBLIGATIONS***                      Obligations Corp., 5.60% due
                                    1/07/1997...........................        699,238      699,238         2.8
-------------------------------------------------------------------------------------------------------------------
                                   TOTAL SHORT-TERM SECURITIES                1,580,890    1,580,890         6.3
-------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS....................  $  22,958,259   25,038,365       100.0
                                                                          -------------
                                                                          -------------
                                   LIABILITIES IN EXCESS OF OTHER
                                    ASSETS..............................                      (8,925)        0.0
                                                                                         -----------       -----
                                   NET ASSETS...........................                 $25,029,440       100.0%
                                                                                         -----------       -----
                                                                                         -----------       -----
-------------------------------------------------------------------------------------------------------------------

  + Non-income producing security.
  * American Depositary Receipts (ADR).
 ** Global Depositary Receipts (GDR).
*** Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of the purchase by the Portfolio
 (a) Restricted securities as to resale. The value of the Portfolio's investment in restricted securities was approximately $98,000, representing 0.4% of net assets.

------------------------------------------------------------------------------------------------------------------
                                                                                                       VALUE (NOTE
ISSUE                                                                   ACQUISITION DATES     COST         1A)
------------------------------------------------------------------------------------------------------------------
PT Tambang Timah (GDR)................................................  10/6/95 - 11/22/95  $  66,782   $  97,605
------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                       $  66,782   $  97,605
                                                                                            ---------  -----------
                                                                                            ---------  -----------
------------------------------------------------------------------------------------------------------------------

 (b) Warrants entitle the Portfolio to purchase a predetermined number of shares of Common Stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
 (c) Created as a result of the merger of Kymmene Corporation and Repola Ltd.
 (d) Receipts evidence payment by the Fund of 67% of the purchase price of common stock of Falconbridge Ltd. The Fund is obligated to pay the remaining 33%, approximately $97,774, over the next year.
 (e) Receipts evidence payment by the Fund of 71% of the purchase price of common stock of Petro-Canada. The Fund is obligated to pay the remaining 29%, approximately $45,292, over the next year.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Statements of Assets and Liabilities as of December 31, 1996
--------------------------------------------------------------------------------

                                                    CAPITAL          GLOBAL
                                   BALANCED          STOCK          STRATEGY
                                  PORTFOLIO        PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------
ASSETS:
Investments, at value* (Note
  1a).........................   $ 98,108,982    $ 289,453,866    $ 231,487,698
Cash..........................             39              871           44,610
Foreign cash (Note 1f)........             --           26,842           52,256
Interest receivable...........        803,543               --        1,187,194
Receivable for securities
  sold........................             --               --               --
Receivable for forward foreign
  exchange contracts (Note
  1e).........................             --          590,113        1,255,751
Dividends receivable..........         69,906          492,549          288,981
Receivable for capital shares
  sold........................         27,195          151,517           39,473
Receivable for loaned
  securities (Note 7).........             --               --               --
Prepaid registration fees and
  other assets (Note 1d)......          4,978           11,474            9,315
                                 ------------    -------------    -------------
  Total assets................     99,014,643      290,727,232      234,365,278
                                 ------------    -------------    -------------
LIABILITIES:
Unrealized depreciation on
  forward foreign exchange
  contracts (Note 1e).........             --          335,948          823,288
Payable for securities
  purchased...................         70,784          441,373          166,746
Payable for capital shares
  redeemed....................         37,614           76,808          423,793
Payable to investment adviser
  (Note 2)....................         28,542           83,505           66,621
Payable for forward foreign
  exchange contracts (Note
  1e).........................             --               --           48,323
Accrued expenses and other
  liabilities.................         24,951           93,529          306,923
                                 ------------    -------------    -------------
  Total liabilities...........        161,891        1,031,163        1,835,694
                                 ------------    -------------    -------------
NET ASSETS....................   $ 98,852,752    $ 289,696,069    $ 232,529,584
                                 ------------    -------------    -------------
                                 ------------    -------------    -------------
NET ASSETS CONSIST OF:
Common Stock, $0.10 par
  value+......................   $    643,746    $   1,245,741    $   1,383,886
Paid-in capital in excess of
  par.........................     80,566,708      237,342,506      192,779,297
Undistributed investment
  income -- net...............      1,769,753        2,458,189        8,036,323
Undistributed (accumulated)
  realized capital gains
  (losses) on investments and
  foreign currency
  transactions -- net (Note
  5)..........................     10,123,953       14,653,320        8,721,303
Unrealized appreciation
  (depreciation) on
  investments and foreign
  currency transactions --
  net.........................      5,748,592       33,996,313       21,608,775
                                 ------------    -------------    -------------
NET ASSETS....................   $ 98,852,752    $ 289,696,069    $ 232,529,584
                                 ------------    -------------    -------------
                                 ------------    -------------    -------------
Capital shares outstanding....      6,437,463       12,457,413       13,838,863
                                 ------------    -------------    -------------
                                 ------------    -------------    -------------
Net asset value, offering and
  redemption price per
  share.......................   $      15.36    $       23.25    $       16.80
                                 ------------    -------------    -------------
                                 ------------    -------------    -------------
*Identified cost..............   $ 92,360,390    $ 255,122,499    $ 209,043,877
                                 ------------    -------------    -------------
                                 ------------    -------------    -------------
+Authorized shares............    100,000,000      100,000,000      100,000,000
                                 ------------    -------------    -------------
                                 ------------    -------------    -------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   INTERMEDIATE       LONG TERM
                                    GROWTH            HIGH          GOVERNMENT        CORPORATE          MONEY
                                     STOCK            YIELD            BOND             BOND            RESERVE
                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value* (Note
  1a).........................   $ 242,141,229    $ 122,796,581    $ 218,540,458    $ 116,129,594    $  560,152,831
Cash..........................             853            8,092              592              577            15,365
Foreign cash (Note 1f)........              --               --               --               --                --
Interest receivable...........              --        1,905,039        3,517,469        1,921,338         2,246,144
Receivable for securities
  sold........................       2,266,882               --               --        1,273,300                --
Receivable for forward foreign
  exchange contracts (Note
  1e).........................              --               --               --               --                --
Dividends receivable..........         313,511           42,000               --               --                --
Receivable for capital shares
  sold........................           7,091              138               --               --         2,038,425
Receivable for loaned
  securities (Note 7).........              --               --              200              146                --
Prepaid registration fees and
  other assets (Note 1d)......           9,472            5,482           11,295            6,013             7,183
                                 -------------    -------------    -------------    -------------    --------------
  Total assets................     244,739,038      124,757,332      222,070,014      119,330,968       564,459,948
                                 -------------    -------------    -------------    -------------    --------------
LIABILITIES:
Unrealized depreciation on
  forward foreign exchange
  contracts (Note 1e).........              --               --               --               --                --
Payable for securities
  purchased...................       2,185,862          987,000               --        1,249,188         6,494,870
Payable for capital shares
  redeemed....................       1,769,553           52,837           90,836           25,372                78
Payable to investment adviser
  (Note 2)....................          70,165           35,169           64,278           34,104           154,592
Payable for forward foreign
  exchange contracts (Note
  1e).........................              --               --               --               --                --
Accrued expenses and other
  liabilities.................          47,753           38,931           51,891           34,326           120,744
                                 -------------    -------------    -------------    -------------    --------------
  Total liabilities...........       4,073,333        1,113,937          207,005        1,342,990         6,770,284
                                 -------------    -------------    -------------    -------------    --------------
NET ASSETS....................   $ 240,665,705    $ 123,643,395    $ 221,863,009    $ 117,987,978    $  557,689,664
                                 -------------    -------------    -------------    -------------    --------------
                                 -------------    -------------    -------------    -------------    --------------
NET ASSETS CONSIST OF:
Common Stock, $0.10 par
  value+......................   $     866,032    $   1,351,153    $   2,029,906    $   1,023,440    $   55,771,980
Paid-in capital in excess of
  par.........................     176,096,350      125,937,565      226,303,272      117,233,438       501,947,816
Undistributed investment
  income -- net...............       1,522,711        1,062,860        1,322,724          725,913                --
Undistributed (accumulated)
  realized capital gains
  (losses) on investments and
  foreign currency
  transactions -- net (Note
  5)..........................      26,322,633       (5,753,182)     (10,722,726)      (1,920,897)               --
Unrealized appreciation
  (depreciation) on
  investments and foreign
  currency transactions --
  net.........................      35,857,979        1,044,999        2,929,833          926,084           (30,132)
                                 -------------    -------------    -------------    -------------    --------------
NET ASSETS....................   $ 240,665,705    $ 123,643,395    $ 221,863,009    $ 117,987,978    $  557,689,664
                                 -------------    -------------    -------------    -------------    --------------
                                 -------------    -------------    -------------    -------------    --------------
Capital shares outstanding....       8,660,317       13,511,531       20,299,063       10,234,402       557,719,795
                                 -------------    -------------    -------------    -------------    --------------
                                 -------------    -------------    -------------    -------------    --------------
Net asset value, offering and
  redemption price per
  share.......................   $       27.79    $        9.15    $       10.93    $       11.53    $         1.00
                                 -------------    -------------    -------------    -------------    --------------
                                 -------------    -------------    -------------    -------------    --------------
*Identified cost..............   $ 206,283,250    $ 121,751,582    $ 215,610,625    $ 115,203,510    $  560,182,963
                                 -------------    -------------    -------------    -------------    --------------
                                 -------------    -------------    -------------    -------------    --------------
+Authorized shares............     100,000,000      100,000,000      100,000,000      100,000,000     2,000,000,000
                                 -------------    -------------    -------------    -------------    --------------
                                 -------------    -------------    -------------    -------------    --------------


                                   MULTIPLE          NATURAL
                                   STRATEGY         RESOURCES
                                   PORTFOLIO        PORTFOLIO
------------------------------
ASSETS:
Investments, at value* (Note
  1a).........................  $ 1,219,672,646    $ 25,038,365
Cash..........................               --           1,245
Foreign cash (Note 1f)........          118,555              --
Interest receivable...........        7,385,689              --
Receivable for securities
  sold........................        3,392,437          16,943
Receivable for forward foreign
  exchange contracts (Note
  1e).........................        2,553,284              --
Dividends receivable..........        1,540,300          31,062
Receivable for capital shares
  sold........................               --           9,844
Receivable for loaned
  securities (Note 7).........               --              --
Prepaid registration fees and
  other assets (Note 1d)......           50,127           1,011
                                ---------------    ------------
  Total assets................    1,234,713,038      25,098,470
                                ---------------    ------------
LIABILITIES:
Unrealized depreciation on
  forward foreign exchange
  contracts (Note 1e).........        1,667,215              --
Payable for securities
  purchased...................       18,887,159              --
Payable for capital shares
  redeemed....................          425,990          40,324
Payable to investment adviser
  (Note 2)....................          349,675           4,194
Payable for forward foreign
  exchange contracts (Note
  1e).........................           37,744              --
Accrued expenses and other
  liabilities.................        2,160,376          24,512
                                ---------------    ------------
  Total liabilities...........       23,528,159          69,030
                                ---------------    ------------
NET ASSETS....................  $ 1,211,184,879    $ 25,029,440
                                ---------------    ------------
                                ---------------    ------------
NET ASSETS CONSIST OF:
Common Stock, $0.10 par
  value+......................  $     7,070,555    $    272,407
Paid-in capital in excess of
  par.........................    1,013,740,107      26,192,157
Undistributed investment
  income -- net...............       21,709,430         188,057
Undistributed (accumulated)
  realized capital gains
  (losses) on investments and
  foreign currency
  transactions -- net (Note
  5)..........................       63,944,949      (3,703,364)
Unrealized appreciation
  (depreciation) on
  investments and foreign
  currency transactions --
  net.........................      104,719,838       2,080,183
                                ---------------    ------------
NET ASSETS....................  $ 1,211,184,879    $ 25,029,440
                                ---------------    ------------
                                ---------------    ------------
Capital shares outstanding....       70,705,552       2,724,074
                                ---------------    ------------
                                ---------------    ------------
Net asset value, offering and
  redemption price per
  share.......................  $         17.13    $       9.19
                                ---------------    ------------
                                ---------------    ------------
*Identified cost..............  $ 1,113,246,593    $ 22,958,259
                                ---------------    ------------
                                ---------------    ------------
+Authorized shares............      300,000,000     100,000,000
                                ---------------    ------------
                                ---------------    ------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Statements of Operations for the Year Ended December 31, 1996
--------------------------------------------------------------------------------

                                                   CAPITAL          GLOBAL
                                   BALANCED         STOCK          STRATEGY
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------
INVESTMENT INCOME (NOTES 1B &
  1C):
Interest and discount
  earned*.....................   $  3,133,072    $  2,178,088    $  4,480,761
Dividends*....................        824,264       4,661,976       3,244,486
Other income..................          1,422              --             155
                                 ------------    ------------    ------------
Total income..................      3,958,758       6,840,064       7,725,402
                                 ------------    ------------    ------------
EXPENSES:
Investment advisory fees (Note
  2)..........................        323,758         892,477         741,975
Custodian fees................         20,229          98,790         120,662
Accounting services (Note
  2)..........................         16,093          58,735          50,654
Professional fees.............          7,753          14,246          12,790
Printing and shareholder
  reports.....................          3,069           5,176           6,047
Registration fees (Note 1d)...             36          11,608              41
Transfer agent fees (Note
  2)..........................          5,011           5,008           5,479
Pricing services..............            715              --           4,318
Directors' fees and
  expenses....................            975           2,079           1,787
Interest expense..............             --              --              --
Other.........................          2,492           4,640           5,666
                                 ------------    ------------    ------------
Total expenses before
  reimbursement...............        380,131       1,092,759         949,419
Reimbursement of expenses
  (Note 2)....................             --              --              --
                                 ------------    ------------    ------------
Expenses after
  reimbursement...............        380,131       1,092,759         949,419
                                 ------------    ------------    ------------
Investment income -- net......      3,578,627       5,747,305       6,775,983
                                 ------------    ------------    ------------
REALIZED & UNREALIZED GAIN
  (LOSS) ON INVESTMENTS &
  FOREIGN CURRENCY
  TRANSACTIONS -- NET (NOTES
  1C, 1E, 1F & 3):
Realized gain (loss) on
  investments -- net..........     10,123,967      13,976,813      12,130,844
Realized gain (loss) on
  foreign currency
  transactions -- net.........             --         676,527       5,717,944
Change in unrealized
  appreciation/depreciation on
  investments -- net..........     (4,709,010)     21,343,267       8,986,014
Change in unrealized
  appreciation/depreciation on
  foreign currency
  transactions................             --        (334,683)     (4,745,969)
                                 ------------    ------------    ------------
Total realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions -- net.........      5,414,957      35,661,924      22,088,833
                                 ------------    ------------    ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...   $  8,993,584    $ 41,409,229    $ 28,864,816
                                 ------------    ------------    ------------
                                 ------------    ------------    ------------
*Net of withholding tax.......   $        405    $    131,902    $    218,800
                                 ------------    ------------    ------------
                                 ------------    ------------    ------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 INTERMEDIATE      LONG TERM
                                    GROWTH           HIGH         GOVERNMENT       CORPORATE         MONEY          MULTIPLE
                                    STOCK           YIELD            BOND             BOND          RESERVE         STRATEGY
                                  PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTES 1B &
  1C):
Interest and discount
  earned*.....................   $    768,720    $ 11,093,052    $ 16,493,411     $  8,778,765    $ 31,184,615    $  25,208,412
Dividends*....................      2,779,556         232,057              --               --              --       17,663,164
Other income..................             --          71,054          26,010           23,729              --           99,087
                                 ------------    ------------    -------------    ------------    ------------    -------------
Total income..................      3,548,276      11,396,163      16,519,421        8,802,494      31,184,615       42,970,663
                                 ------------    ------------    -------------    ------------    ------------    -------------
EXPENSES:
Investment advisory fees (Note
  2)..........................        711,667         367,927         750,063          396,219       1,854,767        3,883,306
Custodian fees................         24,778          21,258          26,644           23,432          28,337          290,727
Accounting services (Note
  2)..........................         49,914          14,144          49,074           27,031         115,232          258,256
Professional fees.............         11,644           9,068          13,545            9,175          43,607           51,299
Printing and shareholder
  reports.....................          6,061           3,727           6,938            3,708          15,568           15,789
Registration fees (Note 1d)...         13,187           3,527              43               38              --           19,004
Transfer agent fees (Note
  2)..........................          5,009           4,594           5,009            5,009              --            5,008
Pricing services..............            229           6,183           1,675            5,109              --            2,530
Directors' fees and
  expenses....................          1,557             951           1,803            1,204              --            9,455
Interest expense..............             --              --              --               --             454               --
Other.........................          2,375           1,711           3,720            2,199              --           21,097
                                 ------------    ------------    -------------    ------------    ------------    -------------
Total expenses before
  reimbursement...............        826,421         433,090         858,514          473,124       2,057,965        4,556,471
Reimbursement of expenses
  (Note 2)....................             --              --              --               --              --               --
                                 ------------    ------------    -------------    ------------    ------------    -------------
Expenses after
  reimbursement...............        826,421         433,090         858,514          473,124       2,057,965        4,556,471
                                 ------------    ------------    -------------    ------------    ------------    -------------
Investment income -- net......      2,721,855      10,963,073      15,660,907        8,329,370      29,126,650       38,414,192
                                 ------------    ------------    -------------    ------------    ------------    -------------
REALIZED & UNREALIZED GAIN
  (LOSS) ON INVESTMENTS &
  FOREIGN CURRENCY
  TRANSACTIONS -- NET (NOTES
  1C, 1E, 1F & 3):
Realized gain (loss) on
  investments -- net..........     26,418,543      (2,249,032)     (1,979,485)         920,219          32,716       63,945,017
Realized gain (loss) on
  foreign currency
  transactions -- net.........             --              --              --               --              --        3,629,899
Change in unrealized
  appreciation/depreciation on
  investments -- net..........      8,765,971       4,434,110      (8,361,032)      (6,179,230)       (271,048)      53,357,529
Change in unrealized
  appreciation/depreciation on
  foreign currency
  transactions................             --              --              --               --              --       (1,704,878)
                                 ------------    ------------    -------------    ------------    ------------    -------------
Total realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions -- net.........     35,184,514       2,185,078     (10,340,517)      (5,259,011)       (238,332)     119,227,567
                                 ------------    ------------    -------------    ------------    ------------    -------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...   $ 37,906,369    $ 13,148,151    $  5,320,390     $  3,070,359    $ 28,888,318    $ 157,641,759
                                 ------------    ------------    -------------    ------------    ------------    -------------
                                 ------------    ------------    -------------    ------------    ------------    -------------
*Net of withholding tax.......   $     24,922              --              --               --              --    $     696,875
                                 ------------    ------------    -------------    ------------    ------------    -------------
                                 ------------    ------------    -------------    ------------    ------------    -------------

                                  NATURAL
                                 RESOURCES
                                 PORTFOLIO
-------------------------------------------
INVESTMENT INCOME (NOTES 1B &
  1C):
Interest and discount
  earned*.....................  $   83,947
Dividends*....................     463,076
Other income..................          --
                                -----------
Total income..................     547,023
                                -----------
EXPENSES:
Investment advisory fees (Note
  2)..........................      78,349
Custodian fees................      35,312
Accounting services (Note
  2)..........................       5,528
Professional fees.............       4,709
Printing and shareholder
  reports.....................         745
Registration fees (Note 1d)...         331
Transfer agent fees (Note
  2)..........................       5,010
Pricing services..............       4,452
Directors' fees and
  expenses....................         315
Interest expense..............          --
Other.........................         879
                                -----------
Total expenses before
  reimbursement...............     135,630
Reimbursement of expenses
  (Note 2)....................     (16,501)
                                -----------
Expenses after
  reimbursement...............     119,129
                                -----------
Investment income -- net......     427,894
                                -----------
REALIZED & UNREALIZED GAIN
  (LOSS) ON INVESTMENTS &
  FOREIGN CURRENCY
  TRANSACTIONS -- NET (NOTES
  1C, 1E, 1F & 3):
Realized gain (loss) on
  investments -- net..........   1,257,109
Realized gain (loss) on
  foreign currency
  transactions -- net.........      (6,904)
Change in unrealized
  appreciation/depreciation on
  investments -- net..........   1,446,535
Change in unrealized
  appreciation/depreciation on
  foreign currency
  transactions................        (407)
                                -----------
Total realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions -- net.........   2,696,333
                                -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...  $3,124,227
                                -----------
                                -----------
*Net of withholding tax.......  $   40,756
                                -----------
                                -----------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                      BALANCED PORTFOLIO            CAPITAL STOCK PORTFOLIO
                                 ----------------------------    ------------------------------
                                         FOR THE YEAR                     FOR THE YEAR
                                      ENDED DECEMBER 31,               ENDED DECEMBER 31,
INCREASE (DECREASE) IN NET       ----------------------------    ------------------------------
ASSETS:                              1996            1995            1996             1995
-----------------------------------------------------------------------------------------------
OPERATIONS:
Investment income -- net......   $  3,578,627    $  3,855,679    $   5,747,305    $   4,310,132
Realized gain (loss) on
  investments and foreign
  currency transactions --
  net.........................     10,123,967       1,979,502       14,653,340       36,802,837
Change in unrealized
  appreciation/depreciation on
  investments.................     (4,709,010)     10,823,009       21,343,267        1,642,669
Change in unrealized
  appreciation/depreciation on
  foreign currency
  transactions................             --              --         (334,683)            (941)
                                 ------------    ------------    -------------    -------------
Net increase in net assets
  resulting from operations...      8,993,584      16,658,190       41,409,229       42,754,697
                                 ------------    ------------    -------------    -------------
DIVIDENDS & DISTRIBUTIONS TO
  SHAREHOLDERS (NOTE 1G):
Investment income -- net......     (3,754,719)     (3,730,461)      (5,548,969)      (3,382,544)
Realized gain on investments
  -- net......................     (1,979,516)     (2,637,146)     (36,850,216)     (14,631,128)
                                 ------------    ------------    -------------    -------------
Net decrease in net assets
  resulting from dividends and
  distributions to
  shareholders................     (5,734,235)     (6,367,607)     (42,399,185)     (18,013,672)
                                 ------------    ------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
Net increase (decrease) in net
  assets derived from capital
  share transactions..........     (1,587,274)     10,996,845       37,729,131       21,568,591
                                 ------------    ------------    -------------    -------------
NET ASSETS:
Total increase (decrease) in
  net assets..................      1,672,075      21,287,428       36,739,175       46,309,616
Beginning of year.............     97,180,677      75,893,249      252,956,894      206,647,278
                                 ------------    ------------    -------------    -------------
End of year*..................   $ 98,852,752    $ 97,180,677    $ 289,696,069    $ 252,956,894
                                 ------------    ------------    -------------    -------------
                                 ------------    ------------    -------------    -------------
*Undistributed investment
  income -- net (Note 1h).....   $  1,769,753    $  1,945,845    $   2,458,189    $   2,259,853
                                 ------------    ------------    -------------    -------------
                                 ------------    ------------    -------------    -------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   GLOBAL STRATEGY PORTFOLIO           GROWTH STOCK PORTFOLIO             HIGH YIELD PORTFOLIO
                                 ------------------------------    ------------------------------    ------------------------------
                                          FOR THE YEAR                      FOR THE YEAR                      FOR THE YEAR
                                       ENDED DECEMBER 31,                ENDED DECEMBER 31,                ENDED DECEMBER 31,
                                 ------------------------------    ------------------------------    ------------------------------
                                     1996             1995             1996             1995             1996             1995
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income -- net......   $   6,775,983    $   7,504,068    $   2,721,855    $   1,128,152    $  10,963,073    $   9,814,780
Realized gain (loss) on
  investments and foreign
  currency transactions --
  net.........................      17,848,788       (4,123,221)      26,418,543        4,620,788       (2,249,032)         706,980
Change in unrealized
  appreciation/depreciation on
  investments.................       8,986,014       13,582,800        8,765,971       35,345,568        4,434,110        4,364,959
Change in unrealized
  appreciation/depreciation on
  foreign currency
  transactions................      (4,745,969)       3,657,038               --               --               --               --
                                 -------------    -------------    -------------    -------------    -------------    -------------
Net increase in net assets
  resulting from operations...      28,864,816       20,620,685       37,906,369       41,094,508       13,148,151       14,886,719
                                 -------------    -------------    -------------    -------------    -------------    -------------
DIVIDENDS & DISTRIBUTIONS TO
  SHAREHOLDERS (NOTE 1G):
Investment income -- net......      (5,458,261)      (8,032,457)      (1,964,991)      (1,291,070)     (10,832,795)      (9,775,052)
Realized gain on investments
  -- net......................      (1,312,483)      (3,043,742)      (4,499,465)      (6,299,419)              --               --
                                 -------------    -------------    -------------    -------------    -------------    -------------
Net decrease in net assets
  resulting from dividends and
  distributions to
  shareholders................      (6,770,744)     (11,076,199)      (6,464,456)      (7,590,489)     (10,832,795)      (9,775,052)
                                 -------------    -------------    -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
Net increase (decrease) in net
  assets derived from capital
  share transactions..........      (2,247,227)     (20,354,990)      25,071,360       48,946,799       13,949,891       19,845,461
                                 -------------    -------------    -------------    -------------    -------------    -------------
NET ASSETS:
Total increase (decrease) in
  net assets..................      19,846,845      (10,810,504)      56,513,273       82,450,818       16,265,247       24,957,128
Beginning of year.............     212,682,739      223,493,243      184,152,432      101,701,614      107,378,148       82,421,020
                                 -------------    -------------    -------------    -------------    -------------    -------------
End of year*..................   $ 232,529,584    $ 212,682,739    $ 240,665,705    $ 184,152,432    $ 123,643,395    $ 107,378,148
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------    -------------
*Undistributed investment
  income -- net (Note 1h).....   $   8,036,323    $   1,000,662    $   1,522,711    $     765,847    $   1,062,860    $     932,582
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------    -------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Statements of Changes in Net Assets  (Concluded)
--------------------------------------------------------------------------------

                                    INTERMEDIATE GOVERNMENT             LONG TERM CORPORATE
                                         BOND PORTFOLIO                    BOND PORTFOLIO
                                 ------------------------------    ------------------------------
                                          FOR THE YEAR                      FOR THE YEAR
                                       ENDED DECEMBER 31,                ENDED DECEMBER 31,
INCREASE (DECREASE) IN NET       ------------------------------    ------------------------------
ASSETS:                              1996             1995             1996             1995
-------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income -- net......   $  15,660,907    $  16,310,570    $   8,329,370    $   8,599,710
Realized gain (loss) on
  investments and foreign
  currency transactions --
  net.........................      (1,979,485)         791,779          920,219        2,060,856
Change in unrealized
  appreciation/depreciation on
  investments.................      (8,361,032)      22,085,928       (6,179,230)      11,337,819
Change in unrealized
  appreciation/depreciation on
  foreign currency
  transactions................              --               --               --               --
                                 -------------    -------------    -------------    -------------
Net increase in net assets
  resulting from operations...       5,320,390       39,188,277        3,070,359       21,998,385
                                 -------------    -------------    -------------    -------------
DIVIDENDS & DISTRIBUTIONS TO
  SHAREHOLDERS (NOTE 1G):
Investment income -- net......     (15,606,904)     (16,342,303)      (8,263,502)      (8,570,923)
Realized gain on investments
  -- net......................              --               --               --               --
                                 -------------    -------------    -------------    -------------
Net decrease in net assets
  resulting from dividends and
  distributions to
  shareholders................     (15,606,904)     (16,342,303)      (8,263,502)      (8,570,923)
                                 -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
Net increase (decrease) in net
  assets derived from capital
  share transactions..........      (7,190,485)      (2,116,693)      (1,851,763)        (272,791)
                                 -------------    -------------    -------------    -------------
NET ASSETS:
Total increase (decrease) in
  net assets..................     (17,476,999)      20,729,281       (7,044,906)      13,154,671
Beginning of year.............     239,340,008      218,610,727      125,032,884      111,878,213
                                 -------------    -------------    -------------    -------------
End of year*..................   $ 221,863,009    $ 239,340,008    $ 117,987,978    $ 125,032,884
                                 -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------
*Undistributed investment
  income -- net (Note 1h).....   $   1,322,724    $   1,268,721    $     725,913    $     660,045
                                 -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                           NATURAL
                                                                                                          RESOURCES
                                                                                                          PORTFOLIO
                                    MONEY RESERVE PORTFOLIO           MULTIPLE STRATEGY PORTFOLIO        ------------
                                 ------------------------------    ----------------------------------    FOR THE YEAR
                                          FOR THE YEAR                        FOR THE YEAR                  ENDED
                                       ENDED DECEMBER 31,                  ENDED DECEMBER 31,            DECEMBER 31,
                                 ------------------------------    ----------------------------------    ------------
                                     1996             1995              1996               1995              1996
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income -- net......   $  29,126,650    $  31,760,188    $    38,414,192    $    38,707,984    $    427,894
Realized gain (loss) on
  investments and foreign
  currency transactions --
  net.........................          32,716          271,802         67,574,916        117,255,473       1,250,205
Change in unrealized
  appreciation/depreciation on
  investments.................        (271,048)         916,942         53,357,529         25,713,410       1,446,535
Change in unrealized
  appreciation/depreciation on
  foreign currency
  transactions................              --               --         (1,704,878)           (20,714)           (407)
                                 -------------    -------------    ---------------    ---------------    ------------
Net increase in net assets
  resulting from operations...      28,888,318       32,948,932        157,641,759        181,656,153       3,124,227
                                 -------------    -------------    ---------------    ---------------    ------------
DIVIDENDS & DISTRIBUTIONS TO
  SHAREHOLDERS (NOTE 1G):
Investment income -- net......     (29,126,650)     (31,760,188)       (42,049,050)       (32,928,344)       (441,716)
Realized gain on investments
  -- net......................         (32,716)        (271,802)      (113,303,779)       (72,889,967)             --
                                 -------------    -------------    ---------------    ---------------    ------------
Net decrease in net assets
  resulting from dividends and
  distributions to
  shareholders................     (29,159,366)     (32,031,990)      (155,352,829)      (105,818,311)       (441,716)
                                 -------------    -------------    ---------------    ---------------    ------------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
Net increase (decrease) in net
  assets derived from capital
  share transactions..........     (10,478,219)     (16,470,480)        39,539,413         11,435,787       1,312,192
                                 -------------    -------------    ---------------    ---------------    ------------
NET ASSETS:
Total increase (decrease) in
  net assets..................     (10,749,267)     (15,553,538)        41,828,343         87,273,629       3,994,703
Beginning of year.............     568,438,931      583,992,469      1,169,356,536      1,082,082,907      21,034,737
                                 -------------    -------------    ---------------    ---------------    ------------
End of year*..................   $ 557,689,664    $ 568,438,931    $ 1,211,184,879    $ 1,169,356,536    $ 25,029,440
                                 -------------    -------------    ---------------    ---------------    ------------
                                 -------------    -------------    ---------------    ---------------    ------------
*Undistributed investment
  income -- net (Note 1h).....              --               --    $    21,709,430    $    21,714,389    $    188,057
                                 -------------    -------------    ---------------    ---------------    ------------
                                 -------------    -------------    ---------------    ---------------    ------------

                                    1995
--------------------------------------------
OPERATIONS:
Investment income -- net......  $    484,231
Realized gain (loss) on
  investments and foreign
  currency transactions --
  net.........................       767,873
Change in unrealized
  appreciation/depreciation on
  investments.................     1,550,026
Change in unrealized
  appreciation/depreciation on
  foreign currency
  transactions................           440
                                ------------
Net increase in net assets
  resulting from operations...     2,802,570
                                ------------
DIVIDENDS & DISTRIBUTIONS TO
  SHAREHOLDERS (NOTE 1G):
Investment income -- net......      (474,128)
Realized gain on investments
  -- net......................            --
                                ------------
Net decrease in net assets
  resulting from dividends and
  distributions to
  shareholders................      (474,128)
                                ------------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
Net increase (decrease) in net
  assets derived from capital
  share transactions..........    (2,748,349)
                                ------------
NET ASSETS:
Total increase (decrease) in
  net assets..................      (419,907)
Beginning of year.............    21,454,644
                                ------------
End of year*..................  $ 21,034,737
                                ------------
                                ------------
*Undistributed investment
  income -- net (Note 1h).....  $    208,783
                                ------------
                                ------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Financial Highlights
--------------------------------------------------------------------------------

                                                                     BALANCED PORTFOLIO
                                ---------------------------------------------------------------------------------------------
                                                               FOR THE YEAR ENDED DECEMBER 31,
INCREASE (DECREASE) IN NET      ---------------------------------------------------------------------------------------------
ASSET VALUE:                          1996               1995             1994                1993                1992
-----------------------------------------------------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA
AND RATIOS HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN
THE FINANCIAL STATEMENTS.
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year........................    $         14.86     $      13.27    $         14.62     $         13.70     $         13.29
                                -----------------   --------------           --------            --------            --------
Investment income -- net......                .54              .60                .61                 .50                 .47
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net.........                .83             2.07              (1.21)               1.35                 .38
                                -----------------   --------------           --------            --------            --------
Total from investment
  operations..................               1.37             2.67               (.60)               1.85                 .85
                                -----------------   --------------           --------            --------            --------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
Investment income -- net......               (.57)            (.62)              (.53)               (.75)               (.26)
Realized gain on investments
  -- net......................               (.30)            (.46)              (.22)               (.18)               (.18)
                                -----------------   --------------           --------            --------            --------
Total dividends and
  distributions...............               (.87)           (1.08)              (.75)               (.93)               (.44)
                                -----------------   --------------           --------            --------            --------
Net asset value, end of
  year........................    $         15.36     $      14.86    $         13.27     $         14.62     $         13.70
                                -----------------   --------------           --------            --------            --------
                                -----------------   --------------           --------            --------            --------
TOTAL INVESTMENT RETURN:*
Based on net asset value per
  share.......................              9.76%           21.59%             (4.28%)             14.31%               6.67%
                                -----------------   --------------           --------            --------            --------
                                -----------------   --------------           --------            --------            --------
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of
  reimbursement...............               .39%             .38%               .40%                .43%                .48%
                                -----------------   --------------           --------            --------            --------
                                -----------------   --------------           --------            --------            --------
Expenses......................               .39%             .38%               .40%                .43%                .48%
                                -----------------   --------------           --------            --------            --------
                                -----------------   --------------           --------            --------            --------
Investment income -- net......              3.63%            4.47%              4.28%               3.72%               4.40%
                                -----------------   --------------           --------            --------            --------
                                -----------------   --------------           --------            --------            --------
SUPPLEMENTAL DATA:
Net assets, end of year (in
  thousands)..................    $        98,853     $     97,181    $        75,893     $        88,018     $        56,080
                                -----------------   --------------           --------            --------            --------
                                -----------------   --------------           --------            --------            --------
Portfolio turnover............            234.79%           32.92%             46.94%              25.38%              33.15%
                                -----------------   --------------           --------            --------            --------
                                -----------------   --------------           --------            --------            --------
Average commission rate
  paid++......................    $         .0611               --                 --                  --                  --
                                -----------------   --------------           --------            --------            --------
                                -----------------   --------------           --------            --------            --------

---------------

  *  Total investment returns exclude insurance-related fees and expenses.
  +  Based on average shares outstanding during the year.
 ++ For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  CAPITAL STOCK PORTFOLIO
                                -------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDED DECEMBER 31,
                                -------------------------------------------------------------------------------------------
                                      1996+             1995              1994               1993               1992
---------------------------------------------------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA
AND RATIOS HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN
THE FINANCIAL STATEMENTS.
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year........................    $         23.88   $       21.64     $         25.73     $       23.22     $         23.39
                                -----------------   -------------   -----------------   ---------------   -----------------
Investment income -- net......                .46             .41                 .29               .33                 .39
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net.........               2.86            3.70               (1.50)             3.41                 .16
                                -----------------   -------------   -----------------   ---------------   -----------------
Total from investment
  operations..................               3.32            4.11               (1.21)             3.74                 .55
                                -----------------   -------------   -----------------   ---------------   -----------------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
Investment income -- net......               (.47)           (.34)               (.28)             (.59)               (.20)
Realized gain on investments
  -- net......................              (3.48)          (1.53)              (2.60)             (.64)               (.52)
                                -----------------   -------------   -----------------   ---------------   -----------------
Total dividends and
  distributions...............              (3.95)          (1.87)              (2.88)            (1.23)               (.72)
                                -----------------   -------------   -----------------   ---------------   -----------------
Net asset value, end of
  year........................    $         23.25   $       23.88     $         21.64     $       25.73     $         23.22
                                -----------------   -------------   -----------------   ---------------   -----------------
                                -----------------   -------------   -----------------   ---------------   -----------------
TOTAL INVESTMENT RETURN:*
Based on net asset value per
  share.......................             16.54%          20.73%              (5.12%)           17.01%               2.47%
                                -----------------   -------------   -----------------   ---------------   -----------------
                                -----------------   -------------   -----------------   ---------------   -----------------
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of
  reimbursement...............               .40%            .41%                .39%              .38%                .41%
                                -----------------   -------------   -----------------   ---------------   -----------------
                                -----------------   -------------   -----------------   ---------------   -----------------
Expenses......................               .40%            .41%                .39%              .38%                .41%
                                -----------------   -------------   -----------------   ---------------   -----------------
                                -----------------   -------------   -----------------   ---------------   -----------------
Investment income -- net......              2.11%           1.98%               1.32%             1.43%               1.89%
                                -----------------   -------------   -----------------   ---------------   -----------------
                                -----------------   -------------   -----------------   ---------------   -----------------
SUPPLEMENTAL DATA:
Net assets, end of year (in
  thousands)..................    $       289,696   $     252,957     $       206,647     $     223,971     $       202,417
                                -----------------   -------------   -----------------   ---------------   -----------------
                                -----------------   -------------   -----------------   ---------------   -----------------
Portfolio turnover............             74.30%         130.54%              71.19%           100.12%              74.89%
                                -----------------   -------------   -----------------   ---------------   -----------------
                                -----------------   -------------   -----------------   ---------------   -----------------
Average commission rate
  paid++......................    $         .0264              --                  --                --                  --
                                -----------------   -------------   -----------------   ---------------   -----------------
                                -----------------   -------------   -----------------   ---------------   -----------------


                                -----------------------------------------------------------------------------
                                                       FOR THE YEAR ENDED DECEMBER 31,
                                -----------------------------------------------------------------------------
                                    1996+           1995+           1994            1993            1992
------------------------------
THE FOLLOWING PER SHARE DATA
AND RATIOS HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN
THE FINANCIAL STATEMENTS.
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year........................  $       15.25   $       14.54   $       15.42   $       13.23   $       13.16
                                -------------   -------------   -------------   -------------   -------------
Investment income -- net......            .47             .52             .47             .36             .39
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net.........           1.56             .94            (.71)           2.61            (.01)
                                -------------   -------------   -------------   -------------   -------------
Total from investment
  operations..................           2.03            1.46            (.24)           2.97             .38
                                -------------   -------------   -------------   -------------   -------------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
Investment income -- net......           (.39)           (.55)           (.41)           (.60)           (.17)
Realized gain on investments
  -- net......................           (.09)           (.20)           (.23)           (.18)           (.14)
                                -------------   -------------   -------------   -------------   -------------
Total dividends and
  distributions...............           (.48)           (.75)           (.64)           (.78)           (.31)
                                -------------   -------------   -------------   -------------   -------------
Net asset value, end of
  year........................  $       16.80   $       15.25   $       14.54   $       15.42   $       13.23
                                -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------
TOTAL INVESTMENT RETURN:*
Based on net asset value per
  share.......................         13.78%          10.44%          (1.62%)         23.73%           3.00%
                                -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of
  reimbursement...............           .42%            .44%            .48%            .45%            .50%
                                -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------
Expenses......................           .42%            .44%            .48%            .46%            .54%
                                -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------
Investment income -- net......          3.02%           3.59%           3.22%           3.27%           3.84%
                                -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------
SUPPLEMENTAL DATA:
Net assets, end of year (in
  thousands)..................  $     232,530   $     212,683   $     223,493   $     182,672   $      52,599
                                -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------
Portfolio turnover............        160.89%          26.81%          27.31%          30.53%          43.56%
                                -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------
Average commission rate
  paid++......................  $       .0160              --              --              --              --
                                -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------

  *  Total investment returns exclude insurance-related fees and expenses.
  +  Based on average shares outstanding during the year.
 ++ For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                                                   GROWTH STOCK PORTFOLIO
                                ---------------------------------------------------------------------------------------------
                                                               FOR THE YEAR ENDED DECEMBER 31,
INCREASE (DECREASE) IN NET      ---------------------------------------------------------------------------------------------
ASSET VALUE:                          1996               1995             1994                1993                1992
-----------------------------------------------------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA
AND RATIOS HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN
THE FINANCIAL STATEMENTS.
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year........................    $         24.06     $      19.20    $         24.65     $         23.98     $         23.31
                                -----------------   --------------  -----------------   -----------------   -----------------
Investment income -- net......                .32              .15                .31                 .32                 .26
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net.........               4.24             6.13              (1.81)               1.63                 .53
                                -----------------   --------------  -----------------   -----------------   -----------------
Total from investment
  operations..................               4.56             6.28              (1.50)               1.95                 .79
                                -----------------   --------------  -----------------   -----------------   -----------------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
Investment income -- net......               (.24)            (.23)              (.30)               (.41)               (.12)
Realized gain on investments
  -- net......................               (.59)           (1.19)             (3.65)               (.87)                 --
                                -----------------   --------------  -----------------   -----------------   -----------------
Total dividends and
  distributions...............               (.83)           (1.42)             (3.95)              (1.28)               (.12)
                                -----------------   --------------  -----------------   -----------------   -----------------
Net asset value, end of
  year........................    $         27.79     $      24.06    $         19.20     $         24.65     $         23.98
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
TOTAL INVESTMENT RETURN:*
Based on net asset value per
  share.......................             19.57%           35.35%             (6.93%)              8.63%               3.40%
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
RATIOS TO AVERAGE NET ASSETS:
Expenses......................               .38%             .38%               .40%                .38%                .42%
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
Investment income -- net......              1.25%             .82%              1.53%               1.35%               1.32%
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
SUPPLEMENTAL DATA:
Net assets, end of year (in
  thousands)..................    $       240,666     $    184,152    $       101,702     $       122,836     $       139,062
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
Portfolio turnover............             78.04%           87.66%            102.96%             160.29%              87.25%
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
Average commission rate
  paid++......................    $         .0625               --                 --                  --                  --
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------

---------------

  *  Total investment returns exclude insurance-related fees and expenses.
  +  Based on average shares outstanding during the year.
 ++ For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   HIGH YIELD PORTFOLIO
                                -------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDED DECEMBER 31,
                                -------------------------------------------------------------------------------------------
                                      1996+             1995+             1994               1993               1992
---------------------------------------------------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA
AND RATIOS HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN
THE FINANCIAL STATEMENTS.
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year........................    $          8.99   $        8.53     $          9.68     $        9.10     $          8.44
                                -----------------   -------------            --------   ---------------            --------
Investment income -- net......                .89             .93                1.00               .94                1.03
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net.........                .16             .46               (1.17)              .62                 .64
                                -----------------   -------------            --------   ---------------            --------
Total from investment
  operations..................               1.05            1.39                (.17)             1.56                1.67
                                -----------------   -------------            --------   ---------------            --------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
Investment income -- net......               (.89)           (.93)               (.98)             (.98)              (1.01)
Realized gain on investments
  -- net......................                 --              --                  --                --                  --
                                -----------------   -------------            --------   ---------------            --------
Total dividends and
  distributions...............               (.89)           (.93)               (.98)             (.98)              (1.01)
                                -----------------   -------------            --------   ---------------            --------
Net asset value, end of
  year........................    $          9.15   $        8.99     $          8.53     $        9.68     $          9.10
                                -----------------   -------------            --------   ---------------            --------
                                -----------------   -------------            --------   ---------------            --------
TOTAL INVESTMENT RETURN:*
Based on net asset value per
  share.......................             12.32%          17.12%              (1.88%)           18.11%              20.63%
                                -----------------   -------------            --------   ---------------            --------
                                -----------------   -------------            --------   ---------------            --------
RATIOS TO AVERAGE NET ASSETS:
Expenses......................               .39%            .38%                .41%              .43%                .44%
                                -----------------   -------------            --------   ---------------            --------
                                -----------------   -------------            --------   ---------------            --------
Investment income -- net......              9.77%          10.25%              10.88%            10.17%              11.45%
                                -----------------   -------------            --------   ---------------            --------
                                -----------------   -------------            --------   ---------------            --------
SUPPLEMENTAL DATA:
Net assets, end of year (in
  thousands)..................    $       123,643   $     107,378     $        82,421     $      94,739     $        68,034
                                -----------------   -------------            --------   ---------------            --------
                                -----------------   -------------            --------   ---------------            --------
Portfolio turnover............             50.48%          63.39%              63.43%            73.01%              83.95%
                                -----------------   -------------            --------   ---------------            --------
                                -----------------   -------------            --------   ---------------            --------
Average commission rate
  paid++......................                 --              --                  --                --                  --
                                -----------------   -------------            --------   ---------------            --------
                                -----------------   -------------            --------   ---------------            --------

  *  Total investment returns exclude insurance-related fees and expenses.
  +  Based on average shares outstanding during the year.
 ++ For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                                              INTERMEDIATE GOVERNMENT PORTFOLIO
                                ---------------------------------------------------------------------------------------------
                                                               FOR THE YEAR ENDED DECEMBER 31,
INCREASE (DECREASE) IN NET      ---------------------------------------------------------------------------------------------
ASSET VALUE:                          1996+             1995+             1994+               1993                1992
-----------------------------------------------------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA
AND RATIOS HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN
THE FINANCIAL STATEMENTS.
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year........................    $         11.41     $      10.32    $         12.02     $         11.75     $         11.79
                                -----------------   --------------  -----------------   -----------------   -----------------
Investment income -- net......                .76              .78                .75                 .83                 .83
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net.........               (.49)            1.10              (1.30)                .50                (.04)
                                -----------------   --------------  -----------------   -----------------   -----------------
Total from investment
  operations..................                .27             1.88               (.55)               1.33                 .79
                                -----------------   --------------  -----------------   -----------------   -----------------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
Investment income -- net......               (.75)            (.79)              (.75)               (.84)               (.83)
Realized gain on investments
  -- net......................                 --               --               (.39)               (.22)                 --
In excess of realized gain on
  investments -- net..........                 --               --               (.01)                 --                  --
                                -----------------   --------------  -----------------   -----------------   -----------------
Total dividends and
  distributions...............               (.75)            (.79)             (1.15)              (1.06)               (.83)
                                -----------------   --------------  -----------------   -----------------   -----------------
Net asset value, end of
  year........................    $         10.93     $      11.41    $         10.32     $         12.02     $         11.75
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
TOTAL INVESTMENT RETURN:*
Based on net asset value per
  share.......................              2.61%           18.87%             (4.78%)             11.20%               7.03%
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
RATIOS TO AVERAGE NET ASSETS:
Expenses......................               .38%             .38%               .37%                .36%                .40%
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
Investment income -- net......              6.85%            7.22%              6.89%               6.42%               7.03%
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
Investment income -- net, and
  realized gain on investments
  -- net......................                 --               --                 --                  --                  --
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
SUPPLEMENTAL DATA:
Net assets, end of year (in
  thousands)..................    $       221,863     $    239,340    $       218,611     $       284,495     $       269,254
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
Portfolio turnover............             29.35%           57.38%            140.55%             113.61%              80.54%
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------

---------------

  * Total investment returns exclude insurance-related fees and expenses. + Based on average shares outstanding during the year.
 ++  Amount less than $.01 per share.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                            LONG TERM CORPORATE BOND PORTFOLIO
                                -------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDED DECEMBER 31,
                                -------------------------------------------------------------------------------------------
                                      1996+             1995+             1994+              1993               1992
---------------------------------------------------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA
AND RATIOS HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN
THE FINANCIAL STATEMENTS.
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year........................    $         12.02   $       10.72     $         12.59     $       12.07     $         12.06
                                -----------------   -------------   -----------------   ---------------   -----------------
Investment income -- net......                .80             .83                 .81               .83                 .90
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net.........               (.50)           1.30               (1.42)              .68                 .02
                                -----------------   -------------   -----------------   ---------------   -----------------
Total from investment
  operations..................                .30            2.13                (.61)             1.51                 .92
                                -----------------   -------------   -----------------   ---------------   -----------------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
Investment income -- net......               (.79)           (.83)               (.82)             (.83)               (.91)
Realized gain on investments
  -- net......................                 --              --                (.44)             (.16)                 --
In excess of realized gain on
  investments -- net..........                 --              --                  --                --                  --
                                -----------------   -------------   -----------------   ---------------   -----------------
Total dividends and
  distributions...............               (.79)           (.83)              (1.26)             (.99)               (.91)
                                -----------------   -------------   -----------------   ---------------   -----------------
Net asset value, end of
  year........................    $         11.53   $       12.02     $         10.72     $       12.59     $         12.07
                                -----------------   -------------   -----------------   ---------------   -----------------
                                -----------------   -------------   -----------------   ---------------   -----------------
TOTAL INVESTMENT RETURN:*
Based on net asset value per
  share.......................              2.77%          20.66%              (5.14%)           13.01%               8.05%
                                -----------------   -------------   -----------------   ---------------   -----------------
                                -----------------   -------------   -----------------   ---------------   -----------------
RATIOS TO AVERAGE NET ASSETS:
Expenses......................               .39%            .40%                .39%              .38%                .43%
                                -----------------   -------------   -----------------   ---------------   -----------------
                                -----------------   -------------   -----------------   ---------------   -----------------
Investment income -- net......              6.90%           7.32%               7.16%             6.65%               7.51%
                                -----------------   -------------   -----------------   ---------------   -----------------
                                -----------------   -------------   -----------------   ---------------   -----------------
Investment income -- net, and
  realized gain on investments
  -- net......................                 --              --                  --                --                  --
                                -----------------   -------------   -----------------   ---------------   -----------------
                                -----------------   -------------   -----------------   ---------------   -----------------
SUPPLEMENTAL DATA:
Net assets, end of year (in
  thousands)..................    $       117,988   $     125,033     $       111,878     $     139,321     $       126,864
                                -----------------   -------------   -----------------   ---------------   -----------------
                                -----------------   -------------   -----------------   ---------------   -----------------
Portfolio turnover............             92.45%         110.49%             134.53%           110.53%              93.10%
                                -----------------   -------------   -----------------   ---------------   -----------------
                                -----------------   -------------   -----------------   ---------------   -----------------


                                -------------------------------------------------------------------------------------------

                                                              FOR THE YEAR ENDED DECEMBER 31,
                                -------------------------------------------------------------------------------------------

                                      1996              1995              1994               1993               1992

------------------------------
THE FOLLOWING PER SHARE DATA
AND RATIOS HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN
THE FINANCIAL STATEMENTS.
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year........................    $          1.00   $        1.00     $          1.00     $        1.00     $          1.00

                                -----------------   -------------   -----------------   ---------------   -----------------

Investment income -- net......                .05             .06                 .04               .03                 .04

Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net.........                 --              --                  --                --                  --

                                -----------------   -------------   -----------------   ---------------   -----------------

Total from investment
  operations..................                .05             .06                 .04               .03                 .04

                                -----------------   -------------   -----------------   ---------------   -----------------

LESS DIVIDENDS AND
  DISTRIBUTIONS:
Investment income -- net......               (.05)           (.06)               (.04)             (.03)               (.04)

Realized gain on investments
  -- net......................                +--+             --                  --                --                  --

In excess of realized gain on
  investments -- net..........                 --              --                  --                --                  --

                                -----------------   -------------   -----------------   ---------------   -----------------

Total dividends and
  distributions...............               (.05)           (.06)               (.04)             (.03)               (.04)

                                -----------------   -------------   -----------------   ---------------   -----------------

Net asset value, end of
  year........................    $          1.00   $        1.00     $          1.00     $        1.00     $          1.00

                                -----------------   -------------   -----------------   ---------------   -----------------

                                -----------------   -------------   -----------------   ---------------   -----------------

TOTAL INVESTMENT RETURN:*
Based on net asset value per
  share.......................              5.33%           5.81%               4.04%             3.08%               3.77%

                                -----------------   -------------   -----------------   ---------------   -----------------

                                -----------------   -------------   -----------------   ---------------   -----------------

RATIOS TO AVERAGE NET ASSETS:
Expenses......................               .36%            .35%                .36%              .36%                .39%

                                -----------------   -------------   -----------------   ---------------   -----------------

                                -----------------   -------------   -----------------   ---------------   -----------------

Investment income -- net......                 --              --                  --                --                  --

                                -----------------   -------------   -----------------   ---------------   -----------------

                                -----------------   -------------   -----------------   ---------------   -----------------

Investment income -- net, and
  realized gain on investments
  -- net......................              5.16%           5.67%               4.00%             3.03%               3.77%

                                -----------------   -------------   -----------------   ---------------   -----------------

                                -----------------   -------------   -----------------   ---------------   -----------------

SUPPLEMENTAL DATA:
Net assets, end of year (in
  thousands)..................    $       557,690   $     568,439     $       583,992     $     546,710     $       647,190

                                -----------------   -------------   -----------------   ---------------   -----------------

                                -----------------   -------------   -----------------   ---------------   -----------------

Portfolio turnover............                 --              --                  --                --                  --

                                -----------------   -------------   -----------------   ---------------   -----------------

                                -----------------   -------------   -----------------   ---------------   -----------------


  * Total investment returns exclude insurance-related fees and expenses. + Based on average shares outstanding during the year.
 ++  Amount less than $.01 per share.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Financial Highlights  (Concluded)
--------------------------------------------------------------------------------

                                                                 MULTIPLE STRATEGY PORTFOLIO
                                ---------------------------------------------------------------------------------------------
                                                               FOR THE YEAR ENDED DECEMBER 31,
INCREASE (DECREASE) IN NET      ---------------------------------------------------------------------------------------------
ASSET VALUE:                          1996+             1995+             1994+               1993                1992
-----------------------------------------------------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA
AND RATIOS HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN
THE FINANCIAL STATEMENTS.
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year........................    $         17.24     $      16.22    $         19.84     $         18.70     $         18.32
                                -----------------   --------------  -----------------   -----------------   -----------------
Investment income -- net......                .53              .56                .50                 .54                 .61
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net.........               1.63             2.03              (1.39)               2.30                 .17
                                -----------------   --------------  -----------------   -----------------   -----------------
Total from investment
  operations..................               2.16             2.59               (.89)               2.84                 .78
                                -----------------   --------------  -----------------   -----------------   -----------------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
Investment income -- net......               (.60)            (.48)              (.57)               (.88)               (.32)
Realized gain on investments
  -- net......................              (1.67)           (1.09)             (2.16)               (.82)               (.08)
                                -----------------   --------------  -----------------   -----------------   -----------------
Total dividends and
  distributions...............              (2.27)           (1.57)             (2.73)              (1.70)               (.40)
                                -----------------   --------------  -----------------   -----------------   -----------------
Net asset value, end of
  year........................    $         17.13     $      17.24    $         16.22     $         19.84     $         18.70
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
TOTAL INVESTMENT RETURN:*
Based on net asset value per
  share.......................             14.32%           17.55%             (5.05%)             16.66%               4.35%
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of
  reimbursement...............               .39%             .38%               .38%                .36%                .40%
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
Expenses......................               .39%             .38%               .38%                .36%                .40%
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
Investment income -- net......              3.26%            3.44%              2.97%               2.91%               3.26%
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
SUPPLEMENTAL DATA:
Net assets, end of year (in
  thousands)..................    $     1,211,185     $  1,169,357    $     1,082,083     $     1,237,336     $     1,137,022
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
Portfolio turnover............            143.82%          140.83%             68.12%              91.08%              67.71%
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
Average commission rate
  paid++......................    $         .0246               --                 --                  --                  --
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------

---------------

  *  Total investment returns exclude insurance-related fees and expenses.
  +  Based on average shares outstanding during the year.
 ++ For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                NATURAL RESOURCES PORTFOLIO
                                -------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDED DECEMBER 31,
                                -------------------------------------------------------------------------------------------
                                      1996+             1995              1994               1993               1992
---------------------------------------------------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA
AND RATIOS HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN
THE FINANCIAL STATEMENTS.
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year........................    $          8.17   $        7.43     $          7.53     $        7.01     $          7.04
                                         --------   -------------            --------   ---------------            --------
Investment income -- net......                .16             .17                 .17               .13                 .21
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net.........               1.03             .73                (.10)              .66                (.12)
                                         --------   -------------            --------   ---------------            --------
Total from investment
  operations..................               1.19             .90                 .07               .79                 .09
                                         --------   -------------            --------   ---------------            --------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
Investment income -- net......               (.17)           (.16)               (.17)             (.27)               (.12)
Realized gain on investments
  -- net......................                 --              --                  --                --                  --
                                         --------   -------------            --------   ---------------            --------
Total dividends and
  distributions...............               (.17)           (.16)               (.17)             (.27)               (.12)
                                         --------   -------------            --------   ---------------            --------
Net asset value, end of
  year........................    $          9.19   $        8.17     $          7.43     $        7.53     $          7.01
                                         --------   -------------            --------   ---------------            --------
                                         --------   -------------            --------   ---------------            --------
TOTAL INVESTMENT RETURN:*
Based on net asset value per
  share.......................             14.72%          12.22%                .88%            11.65%               1.35%
                                         --------   -------------            --------   ---------------            --------
                                         --------   -------------            --------   ---------------            --------
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of
  reimbursement...............               .50%            .47%                .50%              .50%                .50%
                                         --------   -------------            --------   ---------------            --------
                                         --------   -------------            --------   ---------------            --------
Expenses......................               .57%            .47%                .59%              .59%                .82%
                                         --------   -------------            --------   ---------------            --------
                                         --------   -------------            --------   ---------------            --------
Investment income -- net......              1.79%           1.99%               2.23%             2.00%               2.84%
                                         --------   -------------            --------   ---------------            --------
                                         --------   -------------            --------   ---------------            --------
SUPPLEMENTAL DATA:
Net assets, end of year (in
  thousands)..................    $        25,029   $      21,035     $        21,455     $      18,437     $         7,987
                                         --------   -------------            --------   ---------------            --------
                                         --------   -------------            --------   ---------------            --------
Portfolio turnover............             31.29%          38.50%              48.16%            65.26%              32.14%
                                         --------   -------------            --------   ---------------            --------
                                         --------   -------------            --------   ---------------            --------
Average commission rate
  paid++......................    $         .0231              --                  --                --                  --
                                         --------   -------------            --------   ---------------            --------
                                         --------   -------------            --------   ---------------            --------

  *  Total investment returns exclude insurance-related fees and expenses.
  +  Based on average shares outstanding during the year.
 ++ For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                      [This Page Intentionally Left Blank]

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Notes to Financial Statements
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Series Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, with the exceptions of Global Strategy Portfolio and Natural Resources Portfolio, which are classified as non-diversified. The Fund offers its shares to Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") and Monarch Life Insurance Company (an insurance company not affiliated with ML & Co.) separate accounts to fund benefits under certain variable life insurance contracts. The following is a summary of significant accounting policies followed by the Fund.

(A) VALUATION OF INVESTMENTS -- Money Reserve and Multiple Strategy Portfolios:
Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When such securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted.

Balanced, Capital Stock, Global Strategy, Growth Stock, High Yield, Intermediate Government Bond, Long Term Corporate Bond, Multiple Strategy and Natural Resources Portfolios: Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities other than money market securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Short-term securities are valued at amortized cost, which approximates market value.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Futures contracts are valued at settlement price at the close of the applicable exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

(B) INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolios have determined the ex-dividend date. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(D) PREPAID REGISTRATION FEES -- Prepaid registration fees are charged to expense as the related shares are issued.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

(E) DERIVATIVE FINANCIAL INSTRUMENTS -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- FOREIGN CURRENCY OPTIONS AND FUTURES -- Certain Portfolios may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

- FORWARD FOREIGN EXCHANGE CONTRACTS -- Global Strategy, Multiple Strategy and Natural Resources Portfolios are authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts. Premium or discount is amortized over the life of the contracts.

- OPTIONS -- Certain Portolios are authorized to write and purchase call and put options. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

- FINANCIAL FUTURES CONTRACTS -- Multiple Strategy and Natural Resources Portfolios may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(F) FOREIGN CURRENCY TRANSACTIONS -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(G) DIVIDENDS AND DISTRIBUTIONS -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

(H) RECLASSIFICATION -- Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plan with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. MLAM is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the aggregate average daily value of the ten combined Portfolios' net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $250 million, 0.45% of the next $50 million, 0.40% of the next $100 million, 0.35% of the next $400 million, and 0.30% of average daily net assets in excess of $800 million.

MLAM, Merrill Lynch Life Agency, Inc. and Monarch Life Insurance Co. ("Monarch") entered into an agreement which provided that Monarch will reimburse the Fund's expenses with respect to each Portfolio, to the extent that these expenses exceed 0.50% of the Portfolio's average daily net assets.

For the year ended December 31, 1996, the Natural Resources Portfolio was reimbursed in the amount of $16,501.

Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., earned commissions on the execution of portfolio security transactions aggregating $2,313 in the Balanced Portfolio, $30,249 in the Capital Stock Portfolio, $17,809 in the Global Strategy Portfolio, $10,800 in the Growth Stock Portfolio, $3,750 in the High Yield Portfolio, $87,552 in the Multiple Strategy Portfolio, and $1,986 in the Natural Resources Portfolio.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

During the year ended December 31, 1996, Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, was paid by Balanced Portfolio $303; Global Strategy Portfolio $123; High Yield Portfolio $3,739; Intermediate Government Portfolio $1,250; Long-Term Corporate Bond Portfolio $2,381; and Multiple Strategy Portfolio $360 for security price quotations to compute the net asset value of the Portfolios.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, MLFDS, MLPF&S, PSI, and/or ML & Co.

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities for the year ended December 31, 1996 were as follows:

                                                                                                    INTERMEDIATE
                                                          GLOBAL                                     GOVERNMENT      LONG TERM
                         BALANCED     CAPITAL STOCK      STRATEGY      GROWTH STOCK    HIGH YIELD       BOND       CORPORATE BOND
                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Total Purchases.....  $  214,837,063  $  282,527,196  $  386,989,471  $  180,400,616  $ 54,096,546   $63,609,640   $  104,610,164
                      --------------  --------------  --------------  --------------  ------------  -------------  --------------
                      --------------  --------------  --------------  --------------  ------------  -------------  --------------
Total Sales.........  $  201,782,433  $  176,180,450  $  313,649,795  $  157,376,222  $ 50,230,717   $64,473,336   $  102,742,329
                      --------------  --------------  --------------  --------------  ------------  -------------  --------------
                      --------------  --------------  --------------  --------------  ------------  -------------  --------------


                         MULTIPLE        NATURAL
                         STRATEGY       RESOURCES
                         PORTFOLIO      PORTFOLIO
--------------------
Total Purchases.....  $ 1,941,739,661   $8,096,252
                      ---------------  ------------
                      ---------------  ------------
Total Sales.........  $ 1,407,181,483   $6,962,971
                      ---------------  ------------
                      ---------------  ------------

--------------------------------------------------------------------------------

Merrill Lynch Series Fund, Inc.
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

As of December 31, 1996, unrealized appreciation/depreciation for Federal income tax purposes were as follows:
                                                    CAPITAL          GLOBAL           GROWTH            HIGH
                                   BALANCED          STOCK          STRATEGY           STOCK            YIELD
                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
Appreciated securities........   $  6,452,163    $  40,356,226    $  28,243,695    $  38,843,203    $   5,679,695
Depreciated securities........       (735,801)      (6,218,877)      (5,817,899)      (3,001,166)      (4,656,912)
                                 ------------    -------------    -------------    -------------    -------------
Net unrealized appreciation
  (depreciation)..............   $  5,716,362    $  34,137,349    $  22,425,796    $  35,842,037    $   1,022,783
                                 ------------    -------------    -------------    -------------    -------------
                                 ------------    -------------    -------------    -------------    -------------
Cost for Federal income tax
  purposes....................   $ 92,392,620    $ 255,316,517    $ 209,061,902    $ 206,299,192    $ 121,773,798
                                 ------------    -------------    -------------    -------------    -------------
                                 ------------    -------------    -------------    -------------    -------------
Net realized and unrealized gains (losses) as of December 31, 1996 were as follows:

                                     BALANCED PORTFOLIO           CAPITAL STOCK PORTFOLIO        GLOBAL STRATEGY PORTFOLIO
                                 ---------------------------    ----------------------------    ----------------------------
                                   REALIZED                       REALIZED       UNREALIZED       REALIZED       UNREALIZED
                                    GAINS        UNREALIZED        GAINS           GAINS           GAINS           GAINS
                                   (LOSSES)         GAINS         (LOSSES)        (LOSSES)        (LOSSES)        (LOSSES)
----------------------------------------------------------------------------------------------------------------------------
Long-term securities..........   $ 10,126,080    $5,748,592     $ 13,976,669    $ 34,331,367    $ 12,131,634    $ 22,443,821
Short-term securities.........         (2,113)           --              144              --            (790)             --
Forward foreign exchange
  contracts...................             --            --          744,534        (335,948)      5,915,293        (823,288)
Foreign currency
  transactions................             --            --          (68,007)            894        (197,349)        (11,758)
                                 ------------    -----------    ------------    ------------    ------------    ------------
Total.........................   $ 10,123,967    $5,748,592     $ 14,653,340    $ 33,996,313    $ 17,848,788    $ 21,608,775
                                 ------------    -----------    ------------    ------------    ------------    ------------
                                 ------------    -----------    ------------    ------------    ------------    ------------
4. CAPITAL SHARE TRANSACTIONS:
Transactions in capital shares were as follows:

                                ----------------------------    ---------------------------
                                                                  REALIZED
                                  REALIZED       UNREALIZED        GAINS        UNREALIZED
                                   GAINS           GAINS          (LOSSES)         GAINS

Long-term securities..........  $ 26,279,641    $ 35,857,979    $ (2,249,459)   $ 1,044,999
Short-term securities.........       138,902              --             427             --
Forward foreign exchange
  contracts...................            --              --              --             --
Foreign currency
  transactions................            --              --              --             --
                                ------------    ------------    ------------    -----------
Total.........................  $ 26,418,543    $ 35,857,979    $ (2,249,032)   $ 1,044,999
                                ------------    ------------    ------------    -----------
                                ------------    ------------    ------------    -----------
4. CAPITAL SHARE TRANSACTIONS:
Transactions in capital shares

                                      BALANCED PORTFOLIO           CAPITAL STOCK PORTFOLIO        GLOBAL STRATEGY PORTFOLIO
                                 ----------------------------    ----------------------------    ----------------------------
FOR THE YEAR ENDED                                 DOLLAR                          DOLLAR                          DOLLAR
DECEMBER 31, 1996                  SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold...................       831,685    $  12,144,003      1,760,273    $  37,721,110      1,834,916    $  28,028,627
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........       402,709        5,734,235      2,087,885       42,399,185        457,483        6,770,744
                                 -----------    -------------    -----------    -------------    -----------    -------------
Total issued..................     1,234,394       17,878,238      3,848,158       80,120,295      2,292,399       34,799,371
Shares redeemed...............    (1,336,006)     (19,465,512)    (1,982,012)     (42,391,164)    (2,401,439)     (37,046,598)
                                 -----------    -------------    -----------    -------------    -----------    -------------
Net increase (decrease).......      (101,612)   $  (1,587,274)     1,866,146    $  37,729,131       (109,040)   $  (2,247,227)
                                 -----------    -------------    -----------    -------------    -----------    -------------
                                 -----------    -------------    -----------    -------------    -----------    -------------

                                ----------------------------
FOR THE YEAR ENDED                                DOLLAR
DECEMBER 31, 1996                 SHARES          AMOUNT
------------------------------
Shares sold...................    4,026,810    $ 102,339,591
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........      272,693        6,464,456
                                -----------    -------------
Total issued..................    4,299,503      108,804,047
Shares redeemed...............   (3,294,306)     (83,732,687)
                                -----------    -------------
Net increase (decrease).......    1,005,197    $  25,071,360
                                -----------    -------------
                                -----------    -------------

                                      BALANCED PORTFOLIO           CAPITAL STOCK PORTFOLIO        GLOBAL STRATEGY PORTFOLIO
                                 ----------------------------    ----------------------------    ----------------------------
FOR THE YEAR ENDED                                 DOLLAR                          DOLLAR                          DOLLAR
DECEMBER 31, 1995                  SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold...................     1,291,948    $  18,030,554      2,407,839    $  51,660,671      1,806,490    $  26,674,612
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........       494,385        6,367,607        337,836        6,916,386        776,360       11,076,199
                                 -----------    -------------    -----------    -------------    -----------    -------------
Total issued..................     1,786,333       24,398,161      2,745,675       58,577,057      2,582,850       37,750,811
Shares redeemed...............      (965,851)     (13,401,316)    (1,704,354)     (37,008,466)    (4,006,374)     (58,105,801)
                                 -----------    -------------    -----------    -------------    -----------    -------------
Net increase (decrease).......       820,482    $  10,996,845      1,041,321    $  21,568,591     (1,423,524)   $ (20,354,990)
                                 -----------    -------------    -----------    -------------    -----------    -------------
                                 -----------    -------------    -----------    -------------    -----------    -------------


                                ----------------------------
FOR THE YEAR ENDED                                DOLLAR
DECEMBER 31, 1995                 SHARES          AMOUNT
------------------------------
Shares sold...................    5,020,010    $ 105,384,779
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........      426,119        7,590,489
                                -----------    -------------
Total issued..................    5,446,129      112,975,268
Shares redeemed...............   (3,086,712)     (64,028,469)
                                -----------    -------------
Net increase (decrease).......    2,359,417    $  48,946,799
                                -----------    -------------
                                -----------    -------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                 INTERMEDIATE       LONG TERM
                                  GOVERNMENT        CORPORATE          MONEY           MULTIPLE          NATURAL
                                     BOND             BOND            RESERVE          STRATEGY         RESOURCES
                                   PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Appreciated securities........   $   4,987,878    $   1,956,527    $      62,655    $   125,972,422    $  3,471,448
Depreciated securities........      (2,058,045)      (1,030,443)         (94,362)       (20,190,534)     (1,393,112)
                                 -------------    -------------    -------------    ---------------    ------------
Net unrealized appreciation
  (depreciation)..............   $   2,929,833    $     926,084    $     (31,707)   $   105,781,888    $  2,078,336
                                 -------------    -------------    -------------    ---------------    ------------
                                 -------------    -------------    -------------    ---------------    ------------
Cost for Federal income tax
  purposes....................   $ 215,610,625    $ 115,203,510    $ 560,184,538    $ 1,113,890,758    $ 22,960,029
                                 -------------    -------------    -------------    ---------------    ------------
                                 -------------    -------------    -------------    ---------------    ------------
Net realized and unrealized gains (losses) as of December 31, 1996 were as follows:

                                                                                                                       MULTIPLE
                                   INTERMEDIATE GOVERNMENT       LONG TERM CORPORATE                                   STRATEGY
                                       BOND PORTFOLIO               BOND PORTFOLIO        MONEY RESERVE PORTFOLIO     PORTFOLIO
                                 ---------------------------    ----------------------    -----------------------    ------------
                                                                                                                       REALIZED
                                   REALIZED      UNREALIZED     REALIZED     UNREALIZED   REALIZED    UNREALIZED        GAINS
                                    LOSSES          GAINS         GAINS        GAINS       GAINS        LOSSES         (LOSSES)
---------------------------------------------------------------------------------------------------------------------------------
Long-term securities..........   $ (1,979,485)   $2,929,833     $ 920,219    $926,084          --             --     $ 63,953,817
Short-term securities.........             --            --            --          --     $32,716     $  (30,132)          (8,800)
Forward foreign exchange
  contracts...................             --            --            --          --          --             --        3,472,157
Foreign currency
  transactions................             --            --            --          --          --             --          157,742
                                 ------------    -----------    ---------    ---------    --------    -----------    ------------
Total.........................   $ (1,979,485)   $2,929,833     $ 920,219    $926,084     $32,716     $  (30,132)    $ 67,574,916
                                 ------------    -----------    ---------    ---------    --------    -----------    ------------
                                 ------------    -----------    ---------    ---------    --------    -----------    ------------
4. CAPITAL SHARE TRANSACTIONS:
Transactions in capital shares were as follows:

                                                 NATURAL RESOURCES PORTFOLIO
                                                 ---------------------------
                                 UNREALIZED       REALIZED
                                    GAINS           GAINS        UNREALIZED
                                  (LOSSES)        (LOSSES)         GAINS
------------------------------
Long-term securities..........  $ 106,426,053    $ 1,257,109    $  2,080,106
Short-term securities.........             --             --              --
Forward foreign exchange
  contracts...................     (1,667,215)            --              --
Foreign currency
  transactions................        (39,000)        (6,904)             77
                                -------------    -----------    ------------
Total.........................  $ 104,719,838    $ 1,250,205    $  2,080,183
                                -------------    -----------    ------------
                                -------------    -----------    ------------
4. CAPITAL SHARE TRANSACTIONS:
Transactions in capital shares

                                                                 INTERMEDIATE GOVERNMENT BOND      LONG TERM CORPORATE BOND
                                     HIGH YIELD PORTFOLIO                 PORTFOLIO                       PORTFOLIO
                                 ----------------------------    ----------------------------    ----------------------------
                                                   DOLLAR                          DOLLAR                          DOLLAR
                                   SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold...................     6,533,467    $  58,786,187      1,107,678    $  12,231,009        801,725    $   9,239,683
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........     1,207,222       10,832,795      1,428,977       15,606,904        719,303        8,263,502
                                 -----------    -------------    -----------    -------------    -----------    -------------
Total issued..................     7,740,689       69,618,982      2,536,655       27,837,913      1,521,028       17,503,185
Shares redeemed...............    (6,167,098)     (55,669,091)    (3,214,088)     (35,028,398)    (1,689,020)     (19,354,948)
                                 -----------    -------------    -----------    -------------    -----------    -------------
Net increase (decrease).......     1,573,591    $  13,949,891       (677,433)   $  (7,190,485)      (167,992)   $  (1,851,763)
                                 -----------    -------------    -----------    -------------    -----------    -------------
                                 -----------    -------------    -----------    -------------    -----------    -------------

                                    MONEY RESERVE PORTFOLIO
                                -------------------------------    -----------------------------    ----------------------------
                                                     DOLLAR                           DOLLAR                          DOLLAR
                                   SHARES            AMOUNT          SHARES           AMOUNT          SHARES          AMOUNT
------------------------------
Shares sold...................    196,701,637    $  196,701,637        604,939    $    9,547,441      1,934,193    $  16,931,833
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........     29,159,633        29,159,633     10,145,152       155,352,829         52,331          441,716
                                -------------    --------------    -----------    --------------    -----------    -------------
Total issued..................    225,861,270       225,861,270     10,750,091       164,900,270      1,986,524       17,373,549
Shares redeemed...............   (236,339,489)     (236,339,489)    (7,880,674)     (125,360,857)    (1,838,510)     (16,061,357)
                                -------------    --------------    -----------    --------------    -----------    -------------
Net increase (decrease).......    (10,478,219)   $  (10,478,219)     2,869,417    $   39,539,413        148,014    $   1,312,192
                                -------------    --------------    -----------    --------------    -----------    -------------
                                -------------    --------------    -----------    --------------    -----------    -------------

                                                                 INTERMEDIATE GOVERNMENT BOND      LONG TERM CORPORATE BOND
                                     HIGH YIELD PORTFOLIO                 PORTFOLIO                       PORTFOLIO
                                 ----------------------------    ----------------------------    ----------------------------
                                                   DOLLAR                          DOLLAR                          DOLLAR
                                   SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold...................     8,479,805    $  75,386,693      1,820,237    $  19,784,758      1,179,723    $  13,430,499
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........     1,107,700        9,775,052      1,510,971       16,342,302        759,176        8,570,923
                                 -----------    -------------    -----------    -------------    -----------    -------------
Total issued..................     9,587,505       85,161,745      3,331,208       36,127,060      1,938,899       22,001,422
Shares redeemed...............    (7,315,179)     (65,316,284)    (3,546,978)     (38,243,753)    (1,968,331)     (22,274,213)
                                 -----------    -------------    -----------    -------------    -----------    -------------
Net increase (decrease).......     2,272,326    $  19,845,461       (215,770)   $  (2,116,693)       (29,432)   $    (272,791)
                                 -----------    -------------    -----------    -------------    -----------    -------------
                                 -----------    -------------    -----------    -------------    -----------    -------------


                                    MONEY RESERVE PORTFOLIO
                                -------------------------------    -----------------------------    ----------------------------

                                                     DOLLAR                           DOLLAR                          DOLLAR

                                   SHARES            AMOUNT          SHARES           AMOUNT          SHARES          AMOUNT

------------------------------
Shares sold...................    211,919,729    $  211,919,729        979,588    $   15,902,035      3,592,635    $  27,917,420

Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........     32,032,115        32,032,115      7,012,948       105,818,311         61,559          474,128

                                -------------    --------------    -----------    --------------    -----------    -------------

Total issued..................    243,951,844       243,951,844      7,992,536       121,720,346      3,654,194       28,391,548

Shares redeemed...............   (260,422,324)     (260,422,324)    (6,852,014)     (110,284,559)    (3,966,476)     (31,139,897)

                                -------------    --------------    -----------    --------------    -----------    -------------

Net increase (decrease).......    (16,470,480)   $  (16,470,480)     1,140,522    $   11,435,787       (312,282)   $  (2,748,349)

                                -------------    --------------    -----------    --------------    -----------    -------------

                                -------------    --------------    -----------    --------------    -----------    -------------


--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Notes to Financial Statements (Concluded)
--------------------------------------------------------------------------------

5. CAPITAL LOSS CARRYFORWARDS:

At December 31, 1996, the Fund had capital loss carryforwards of approximately $3,368,000 in the High Yield Portfolio, of which $3,019,000 expires in 1998, and $349,000 expires in 1999; $10,426,000 in the Intermediate Government Bond Portfolio, of which $7,516,000 expires in 2002, $1,088,000 expires in 2003, and $1,822,000 expires in 2004; $1,921,000 in the Long Term Corporate Bond Portfolio, all of which expires in 2002; $3,702,000 in the Natural Resources Portfolio, of which $2,063,000 expires in 1997, $1,187,000 expires in 1998, $155,000 expires in 1999, and $297,000 expires in 2000. These amounts will be available to offset like amounts of any future taxable capital gains. Expired capital loss carryforward in the amount of $6,550,142 in the Natural Resources Portfolio has been reclassified to paid-in capital in excess of par.

6. COMMITMENTS:

At December 31, 1996, the Multiple Strategy Portfolio had entered into forward foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it agreed to purchase various foreign currencies with values of approximately $17,790,000; the Natural Resources Portfolio had entered into forward foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it agreed to sell various foreign currencies with a value of approximately $17,000.

7. LOANED SECURITIES:

At December 31, 1996, the Intermediate Government Bond Portfolio held US Treasury Notes having an aggregate value of approximately $6,275,000 as collateral for portfolio securities loaned having a market value of approximately $6,033,000; the Long Term Corporate Bond Portfolio held US Treasury Notes having an aggregate value of approximately $1,046,000 as collateral for portfolio securities loaned having a market value of approximately $1,000,000; the Multiple Strategy Portfolio held US Treasury Notes having an aggregate value of approximately $10,665,000 as collateral for portfolio securities loaned having a market value of approximately $10,902,000.

8. SUBSEQUENT EVENTS:

On January 2, 1997, the Board of Directors declared dividends and distributions per share payable on January 2, 1997 and January 9, 1997 to shareholders of record as of December 31, 1996 and January 2, 1997 as follows:

                                                                                            ORDINARY     LONG-TERM
                                                                                             INCOME    CAPITAL GAINS
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO
Balanced.................................................................................  $  .581556   $  1.271029
Capital Stock............................................................................     .801789       .560750
Global Strategy..........................................................................     .718377       .462216
Growth Stock.............................................................................    1.143922      2.075848
High Yield...............................................................................     .078663            --
Intermediate Government Bond.............................................................     .065161            --
Long Term Corporate Bond.................................................................     .070928            --
Multiple Strategy........................................................................     .684557       .516597
Natural Resources........................................................................     .069097            --

--------------------------------------------------------------------------------------------------------------------

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

  No statement of sources of net assets is included because the full amount of net assets at December 31, 1996 represents cash received from issuance of shares (less cost of capital shares redeemed).

  (a) Financial Statements contained in Part A:

   Financial Highlights:

    Balanced Portfolio for the period May 1, 1988* to December 31, 1988 and each of the years in the eight year period ended December 31, 1996.

    Capital Stock Portfolio for each of the years in the ten year period ended December 31, 1996.

    Global Strategy Portfolio for the period July 1, 1987* to December 31, 1987 and each of the years in the nine year period ended December 31, 1996.

    Growth Stock Portfolio for each of the years in the ten year period ended December 31, 1996.

    High Yield Portfolio for each of the years in the ten year period ended December 31, 1996.

    Intermediate Government Bond Portfolio for each of the years in the ten year period ended December 31, 1996.

    Long Term Corporate Bond Portfolio for each of the years in the ten year period ended December 31, 1996.

    Money Reserve Portfolio for each of the years in the ten year period ended December 31, 1996.

    Multiple Strategy Portfolio for each of the years in the ten year period ended December 31, 1996.

    Natural Resources Portfolio for the period July 1, 1987* to December 31, 1987 and each of the years in the nine year period ended December 31, 1996.

   Contained in Part B:

    With respect to each of the Fund's Portfolios:

    Schedules of Investments as of December 31, 1996.

    Statements of Assets and Liabilities as of December 31, 1996.

    Statements of Operations for the year ended December 31, 1996.

    Statements of Changes in Net Assets for each of the years in the two-year period ended December 31, 1996.

    Financial Highlights for each of the years in the five year period ended December 31, 1996.
--------
* Commencement of operations.

  (b) Exhibits:

 EXHIBIT
 NUMBER  DESCRIPTION
 ------- -----------
   1(a)  Articles of Incorporation of Registrant (a)
   1(b)  Articles of Amendment to Registrant's Articles of Incorporation (b)
   1(c)  Articles of Amendment to Registrant's Articles of Incorporation
         increasing the number of authorized shares of Registrant (c)
   1(d)  Certificate of Correction of Articles of Amendment of Registrant (d)
   1(e)  Articles Supplementary to Registrant's Articles of Incorporation
         relating to the redesignation of shares of common stock as Multiple
         Strategy Portfolio Common Stock (e)
   1(f)  Articles Supplementary to Registrant's Articles of Incorporation
         relating to the redesignation of shares of common stock as High Yield
         Portfolio Common Stock (f)
   1(g)  Form of Articles Supplementary to Registrant's Articles of
         Incorporation relating to the redesignation of shares of common stock as Natural Resources Portfolio Common Stock and Global Strategy
         Portfolio Common Stock (g)
   1(h)  Form of Articles of Amendment to Registrant's Articles of
         Incorporation increasing the number of authorized shares of Registrant
         (h)
   1(i)  Articles Supplementary to Registrant's Articles of Incorporation
         relating to the redesignation of shares of common stock as Balanced
         Portfolio Common Stock and increasing the authorized number of shares of Money Reserve Portfolio Common Stock (i)
   2     By-Laws of Registrant (j)
   3     None
   4     Specimen certificate for shares of common stock of Registrant (k)
   5(a)  Investment Advisory Agreement (l)
   5(b)  Sub-Advisory Agreement
   6     Form of Amended Distribution Agreement (m)
   7     None
   8     Form of Custodian Agreement (n)
   9(a)  Form of Transfer Agency, and Dividend Disbursing Agreement (o)
   9(b)  Form of Agreement relating to the use of the "Merrill Lynch" name (p)
   9(c)  Form of Amendment to Reimbursement Agreement (q)
  10     Opinion of Rogers & Wells (filed with Rule 24f-2 notice on February
         20, 1997)
  11     Consent of Deloitte & Touche LLP
  12     None
  13     None
  14     None
  15     None
  16     Calculation of Performance Data (r)
  27(a)  Financial Data Schedule--Balanced Portfolio
  27(b)  Financial Data Schedule--Capital Stock Portfolio

 EXHIBIT
 NUMBER  DESCRIPTION
 ------- -----------
  27(c)  Financial Data Schedule--Global Strategy Portfolio
  27(d)  Financial Data Schedule--Growth Stock Portfolio
  27(e)  Financial Data Schedule--High Yield Portfolio
  27(f)  Financial Data Schedule--Intermediate Government Bond Portfolio
  27(g)  Financial Data Schedule--Long Term Corporate Bond Portfolio
  27(h)  Financial Data Schedule--Money Reserve Portfolio
  27(i)  Financial Data Schedule--Multiple Strategy Portfolio
  27(j)  Financial Data Schedule--Natural Resources Portfolio

--------
(a) Incorporated by reference to Exhibit 1(a) filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1 ("Amendment No. 2").
(b) Incorporated by reference to Exhibit 1(b) filed with Amendment No. 2.
(c) Incorporated by reference to Exhibit 1(c) filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 4").
(d) Incorporated by reference to Exhibit 1(d) filed with Post-Effective Amendment No. 4.
(e) Incorporated by reference to Exhibit 1(e) filed with Post-Effective Amendment No. 4.
(f) Incorporated by reference to Exhibit 1(f) filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 5").
(g) Incorporated by reference to Exhibit 1(g) filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A.
(h) Incorporated by reference to Exhibit 1(h) filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 9").
(i) Incorporated by reference to Exhibit 1(i) filed with Post-Effective Amendment No. 9.
(j) Incorporated by reference to Exhibit 2 filed with Post-Effective Amendment No. 15.
(k) Incorporated by reference to Exhibit 4 filed with Post-Effective Amendment No. 5.
(l) Incorporated by reference to Exhibit 5 filed with Post-Effective Amendment No. 2.
(m) Incorporated by reference to Exhibit 6 filed with Post-Effective Amendment No. 5.
(n) Incorporated by reference to Exhibit 8 filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1 ("Post-Effective Amendment No. 1").
(o) Incorporated by reference to Exhibit 9(a) filed with Post-Effective Amendment No. 1.
(p) Incorporated by reference to Exhibit 9(b) filed with Amendment No. 2.
(q) Incorporated by reference to Exhibit 9(c) filed with Post-Effective Amendment No. 5.
(r) Incorporated by reference to Exhibit 16 filed with Post-Effective Amendment No. 10.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  Registrant does not control any other person. Except that all of Registrant's issued and outstanding shares are and will be held by Monarch Life Insurance Company for its Variable Account A and by separate accounts of Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York, the Registrant is not under common control with any other person.

ITEM 26. NUMBERS OF HOLDERS OF SECURITIES.

                                                  NUMBER OF HOLDERS
                     TITLE OF CLASS               AT MARCH 31, 1997
                     --------------               -----------------
         Common Stock, par value $0.10 per share
           Balanced Portfolio...................           5
           Capital Stock Portfolio..............           5
           Global Strategy Portfolio............           5
           Growth Stock Portfolio...............           5
           High Yield Portfolio.................           5
           Intermediate Government Bond Portfo-
            lio.................................           5
           Long Term Corporate Bond Portfolio...           5
           Money Reserve Portfolio..............           5
           Multiple Strategy Portfolio..........           5
           Natural Resources Portfolio..........           5

--------
Note: The number of holders shown above includes holders of record plus beneficial owners, whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated.

ITEM 27. INDEMNIFICATION.

  Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys' fees and judgments, fines and amounts paid in settlement actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; and (ii) with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant. Under the Distribution Agreement, the Registrant has agreed to indemnify the Distributor against any loss, liability, claim, damage or expense arising out of any untrue statement of a material fact, or an omission to state a material fact, in any registration statement, prospectus or report to shareholders of the Registrant. Reference is made to Article VI of Registrant's Certificate of Incorporation, Article VI of Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreement. The Registrant has obtained an officers' and directors' liability insurance policy for its officers and directors.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  Merrill Lynch Asset Management, L.P., doing business as Merrill Lynch Asset Management ("MLAM" or the "Investment Adviser"), acts as the investment adviser for the following open-end investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series

Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Fund,; and the following closed-end investment companies:
Convertible Holdings, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

  Fund Asset Management, L.P. ("FAM"), an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds For Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income, Inc., and The Municipal Fund Accumulation Program, Inc., and the following closed-end investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNew York Holdings, Inc. and Worldwide DollarVest Fund, Inc. The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds For Institutions Series is One Financial Center, 22nd Floor, Boston, Massachusetts 02111. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281.

  Set forth is a list of each executive officer and director of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since November 1, 1993 for his own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Richard is Treasurer and Mr. Glenn is Executive Vice President of all or substantially all of the investment companies described in the preceding paragraph. Messrs. Giordano, Glenn, Harvey, Kirstein and Monagle are directors or officers of one or more of such companies.

                                                   OTHER SUBSTANTIAL BUSINESS,
                              POSITION WITH          PROFESSION, VOCATION OR
          NAME             INVESTMENT ADVISER              EMPLOYMENT
          ----             ------------------      ---------------------------
 Arthur Zeikel.........  President and Director  President and Director of FAM;
                                                  President and Director of
                                                  Princeton Services, Inc.;
                                                  Director of MLFD; Executive
                                                  Vice President of ML & Co.,
                                                  Inc.
 Terry K. Glenn........  Executive Vice          Executive Vice President and
                          President and           Director of FAM; President
                          Director                and Director of MLFD;
                                                  Executive Vice President and
                                                  Director of Princeton
                                                  Services, Inc.; President of
                                                  Princeton Administrators,
                                                  L.P. and Director of Merrill
                                                  Lynch Financial Data
                                                  Services, Inc. ("MLFDS")

                                                   OTHER SUBSTANTIAL BUSINESS,
                              POSITION WITH          PROFESSION, VOCATION OR
          NAME             INVESTMENT ADVISER              EMPLOYMENT
          ----             ------------------      ---------------------------
 Robert W. Crook.......  Senior Vice President   Senior Vice President of MLFD
                                                  since 1990 and Vice President
                                                  of MLAM and MLFD prior
                                                  thereto.
 Vincent R. Giordano...  Senior Vice President   Senior Vice President of FAM;
                                                  Senior Vice President of
                                                  Princeton Services, Inc.
 Elizabeth Griffin.....  Senior Vice President   Senior Vice President of FAM
 Norman R. Harvey......  Senior Vice President   Senior Vice President of FAM;
                                                  Senior Vice President of
                                                  Princeton Services, Inc.
 Michael J.              Senior Vice President   Senior Vice President of FAM;
 Hennewinkel...........                           Senior Vice President of
                                                  Princeton Services, Inc.
 Philip L. Kirstein....  Senior Vice President,  Senior Vice President, General
                          General Counsel and     Counsel and Secretary of FAM;
                          Secretary               Senior Vice President,
                                                  General Counsel, Director and
                                                  Secretary of Princeton
                                                  Services, Inc.; Director of
                                                  MLFD
 Ronald M. Kloss.......  Senior Vice President   Senior Vice President and
                          and Controller          Controller of FAM; Senior
                                                  Vice President of Princeton
                                                  Services, Inc.
 Stephen M. M. Miller..  Senior Vice President   Executive Vice President of
                                                  Princeton Administrators,
                                                  L.P.; Senior Vice President
                                                  of Princeton Services, Inc.
 Joseph T. Monagle, Jr.  Senior Vice President   Senior Vice President of FAM;
                                                  Senior Vice President of
                                                  Princeton Services, Inc.
 Michael L. Quinn......  Senior Vice President   Senior Vice President of FAM;
                                                  Senior Vice President of
                                                  Princeton Services, Inc.;
                                                  Managing Director and First
                                                  Vice President of Merrill
                                                  Lynch, Pierce, Fenner & Smith
                                                  Incorporated from 1989-1995
 Richard L. Reller.....  Senior Vice President   Senior Vice President of FAM;
                                                  Senior Vice President of
                                                  Princeton Services, Inc.
 Gerald M. Richard.....  Senior Vice President   Senior Vice President and
                          and Treasurer           Treasurer of FAM; Senior Vice
                                                  President and Treasurer of
                                                  Princeton Services, Inc.;
                                                  Vice President and Treasurer
                                                  of MLFD
 Ronald Welburn........  Senior Vice President   Senior Vice President of FAM;
                                                  Senior Vice President of
                                                  Princeton Services, Inc.
 Anthony Wiseman.......  Senior Vice President   Senior Vice President of FAM;
                                                  Senior Vice President of
                                                  Princeton Services, Inc.

  Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as sub-adviser for the following registered investment companies: Merrill Lynch EuroFund, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Convertible Holdings, Inc., Merrill Lynch Consults International Portfolio, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc. Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Global Holdings, Merrill Lynch Growth Fund, Merrill Lynch Global Resources Trust, Merrill Lynch Healthcare Fund, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Series Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch Utility Income Fund, Inc.,

Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., Worldwide DollarVest Fund, Inc., and Merrill Lynch Short-Term Global Income Fund, Inc. The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

  Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since July 1, 1994, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel, Albert, Bascand, Glenn, Richard and Yardley are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 28:

                              POSITION WITH          OTHER SUBSTANTIAL BUSINESS,
          NAME                  MLAM U.K.         PROFESSION, VOCATION OR EMPLOYMENT
          ----           ------------------------ ----------------------------------
Arthur Zeikel........... Director and Chairman    President and Director of the
                                                   Investment Adviser and FAM;
                                                   President and Director of
                                                   Princeton Services, Inc.;
                                                   Director of MLFD; Executive Vice
                                                   President of ML&Co.
Alan J. Albert.......... Senior Managing Director Vice President of the Investment
                                                   Adviser
Terry K. Glenn.......... Director                 Executive Vice President and
                                                   Director of the Investment
                                                   Adviser and FAM; Executive Vice
                                                   President and Director of
                                                   Princeton Services, Inc.;
                                                   President and Director of MLFD;
                                                   Director of MLFDS; President of
                                                   Princeton Administrators, L. P.
Adrian Holmes........... Managing Director        Director of Merrill Lynch Global
                                                   Asset Management
Andrew John Bascand..... Director                 Director of Merrill Lynch Global
                                                   Asset Management
Edward Gobora........... Director                 Director of Merrill Lynch Global
                                                   Asset Management
Richard Kilbride........ Director                 Managing Director of Merrill
                                                   Lynch Global Asset Management
Robert M. Ryan.......... Director                 Vice President, Institutional
                                                   Marketing Debt and Equity Group,
                                                   Merrill Lynch Capital Markets
                                                   from 1989 to 1994
Gerald M. Richard....... Senior Vice President    Senior Vice President and
                                                   Treasurer of the Investment
                                                   Adviser and FAM; Senior Vice
                                                   President and Treasurer of
                                                   Princeton Services, Inc.; Vice
                                                   President and Treasurer of MLFD
Stephen J. Yardley...... Director                 Director of Merrill Lynch Global
                                                   Asset Management
Carol Ann Langham....... Secretary                None
Debra Anne Scarle....... Assistant Secretary      None

ITEM 29. PRINCIPAL UNDERWRITERS.

  (a) MLFD acts as the principal underwriter for the Registrant and for each of the investment companies referred to in the first paragraph of Item 28 except Apex Municipal Fund, Inc., CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt

Fund, CMA Treasury Fund, Convertible Holdings, Inc., The Corporate Fund Accumulation Program, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., MuniAssets Fund, Inc., The Municipal Fund Accumulation Program, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Fund, MuniYield Arizona Fund, MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNew York Holdings, Inc., and Worldwide DollarVest, Inc.

  (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Officers Crook, Aldrich, Breen, Fatseas and Wasel is One Financial Center, 22nd Floor, Boston, Massachusetts 02111.

                                                (2)                     (3)
                 (1)                   POSITIONS AND OFFICES   POSITIONS AND OFFICES
                 NAME                    WITH UNDERWRITER         WITH REGISTRANT
                 ----                  ---------------------   ----------------------
 Terry K. Glenn...................... President and Director   President and Director
 Arthur Zeikel....................... Director                 None
 Philip L. Kirstein.................. Director                 None
 William E. Aldrich.................. Senior Vice President    None
 Robert W. Crook..................... Senior Vice President    None
 Kevin P. Boman...................... Vice President           None
 Michael J. Brady.................... Vice President           None
 William M. Breen.................... Vice President           None
 Michael G. Clark.................... Vice President           None
 Mark A. DeSario..................... Vice President           None
 James T. Fatseas.................... Vice President           None
 Debra W. Landsman-Yaros............. Vice President           None
 Michelle T. Lau..................... Vice President           None
 Gerald M. Richard................... Vice President and       Treasurer
                                       Treasurer
 Salvatore Venezia................... Vice President           None
 William Wasel....................... Vice President           None
 Robert Harris....................... Secretary                None

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, its custodian, The Bank of New York, 90 Washington Street, 12th Floor, New York, New York 10286, and its transfer agent, Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

ITEM 31. MANAGEMENT SERVICES.

  Other than as set forth under the caption "Management of the Fund-- Management and Advisory Arrangements" in the Prospectus constituting Part A of the Registration Statement and under the caption

"Management of the Fund--Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS.

  The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request, and without charge.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 25th day of April, 1997.

                                          Merrill Lynch Series Fund, Inc.

                                                    /s/ Terry K. Glenn
                                          By__________________________________
                                                (Terry K. Glenn, President)

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURES                        TITLE                 DATE

         /s/ Terry K. Glenn            President and
-------------------------------------   Director (Principal     April 25, 1997
          (Terry K. Glenn)              Executive Officer)

                                       Treasurer (Principal
     /s/ Gerald M. Richard*             Financial and
-------------------------------------   Accounting Officer)
          Gerald M. Richard

       /s/ Jack B. Sunderland*         Director
-------------------------------------
        (Jack B. Sunderland)

      /s/ Stephen B. Swensrud*         Director
-------------------------------------
        (Stephen B. Swensrud)

       /s/ J. Thomas Touchton*         Director
-------------------------------------
        (J. Thomas Touchton)

         /s/ Terry K. Glenn
*By _________________________________                           April 25, 1997
           Terry K. Glenn
          Attorney-in-Fact

                                 EXHIBIT INDEX

 EXHIBIT
 NUMBER                           DESCRIPTION                           PAGE NO.
 -------                          -----------                           --------
 5(b)    Sub-Advisory Agreement by and between Merrill Lynch Asset
         Management, L.P. and Merrill Lynch Asset Management U.K.
         Limited.....................................................
 11      Consent of Deloitte & Touche LLP Independent Auditors
         (Incorporated by reference as
         C-11).......................................................
 27(a)   Financial Data Schedule--Balanced Portfolio.................
 27(b)   Financial Data Schedule--Capital Stock Portfolio............
 27(c)   Financial Data Schedule--Global Strategy Portfolio..........
 27(d)   Financial Data Schedule--Growth Stock Portfolio.............
 27(e)   Financial Data Schedule--High Yield Portfolio...............
 27(f)   Financial Data Schedule--Intermediate Government Bond
         Portfolio...................................................
 27(g)   Financial Data Schedule--Long Term Corporate Bond Portfolio.
 27(h)   Financial Data Schedule--Money Reserve Portfolio............
 27(i)   Financial Data Schedule--Multiple Strategy Portfolio........
 27(j)   Financial Data Schedule--Natural Resources Portfolio........